UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06557
RidgeWorth Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31
Date of reporting period: 06/30/2008

Item 1. Schedule of Investments.
SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (99.2%)
Consumer Discretionary (13.5%)
Amazon.com, Inc.* (a)	40,200	2,948
Best Buy Co., Inc. (a)	72,400	2,867
Blue Nile, Inc.*	134,900	5,736
Coach, Inc.*	126,400	3,650
eBay, Inc.*	216,500	5,917
Focus Media Holding Ltd., ADR*	118,700	3,290
Life Time Fitness, Inc.*	120,000	3,546
Monster Worldwide, Inc.* (a)	160,200	3,302
Nordstrom, Inc. (a)	124,500	3,772
Urban Outfitters, Inc.* (a)	82,800	2,583
VistaPrint, Ltd.*	177,300	4,745

		42,356

Financials (11.1%)
Alliance Data Systems Corp.* (a)	126,500	7,154
BlackRock, Inc. (a)	62,000	10,974
Euronet Worldwide, Inc.*	242,800	4,103
Greenhill & Co., Inc.	38,700	2,084
Huron Consulting Group, Inc.*	120,500	5,464
Portfolio Recovery Associates, Inc.*	137,300	5,149

		34,928

Health Care (24.4%)
Alcon, Inc. (a)	21,200	3,451
Allscripts Healthcare Solutions, Inc.* (a)	121,200	1,504
ArthroCare Corp.*	134,200	5,477
Celgene Corp.*	99,200	6,336
Covance, Inc.*	63,100	5,428
Genentech, Inc.*	110,100	8,357
Gilead Sciences, Inc.* (a)	299,900	15,880
Hologic, Inc.*	252,900	5,513
IDEXX Laboratories, Inc.*	76,200	3,714
Intuitive Surgical, Inc.*	21,000	5,657
Psychiatric Solutions, Inc.*	290,500	10,993
United Therapeutics Corp.* (a)	22,100	2,160

	Shares or
	Principal
	Amount ($)	Value ($)
VCA Antech, Inc.*	81,400	2,261

		76,731

Industrials (5.4%)
First Solar, Inc.*	62,500	17,051

Information Technology (37.0%)
Apple, Inc.*	114,800	19,221
Baidu.com, Inc. ADR*	9,600	3,004
Cisco Systems, Inc.*	350,900	8,162
Cognizant Technology Solutions Corp., Cl A* (a)	506,000	16,450
Energy Conversion Devices, Inc.* (a)	33,300	2,452
F5 Networks, Inc.*	231,500	6,579
Google, Inc., Cl A*	31,000	16,319
IHS, Inc., Cl A*	23,000	1,601
MEMC Electronic Materials, Inc.*	62,800	3,865
Paychex, Inc. (a)	169,000	5,286
QUALCOMM, Inc.	307,500	13,644
Riverbed Technology, Inc.* (a)	100,000	1,372
Starent Networks Corp.* (a)	159,800	2,010
SunPower Corp., Cl A*	162,600	11,704
VMware, Inc., Cl A*	85,900	4,627

		116,296

Telecommunication Services (7.8%)
American Tower Corp., Cl A* (a)	166,000	7,014
NII Holdings, Inc.* (a)	247,500	11,754
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
tw telecom, Inc.* (a)	356,600	5,716

		24,484

Total Common Stocks		311,846

Short-Term Investment (23.1%)
Credit Suisse Enhanced Liquidity Fund (b)	72,762,213	72,762

Total Short-Term Investment		72,762

Money Market Fund (1.5%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	4,790,684	4,791

Total Money Market Fund		4,791

Total Investments (Cost $353,485)(d) — 123.8%		389,399
Liabilities in excess of other assets — (23.8)%		(74,932)

Net Assets — 100.0%		$314,467

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $70,448.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Emerging Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (98.2%)
Consumer Discretionary (14.9%)
Blue Nile, Inc.*	89,700	3,814
Focus Media Holding Ltd., ADR*	129,800	3,598
Hill International, Inc.*	90,700	1,491
KB Home (a)	79,700	1,349
Life Time Fitness, Inc.*	51,100	1,510
Lululemon Athletica, Inc.*	53,600	1,558
Nordstrom, Inc. (a)	59,000	1,788
VistaPrint, Ltd.*	132,100	3,535

		18,643

Energy (0.5%)
Ormat Technologies, Inc. (a)	12,800	630

Financials (18.2%)
Alliance Data Systems Corp.* (a)	71,000	4,015
BlackRock, Inc. (a)	24,800	4,390
eHealth, Inc.* (a)	71,200	1,257
Euronet Worldwide, Inc.*	168,600	2,849
Greenhill & Co., Inc.	50,300	2,709
Huron Consulting Group, Inc.*	52,600	2,385
IntercontinentalExchange, Inc.*	15,600	1,779
Portfolio Recovery Associates, Inc.*	90,800	3,405

		22,789

Health Care (23.4%)
Allscripts Healthcare Solutions, Inc.* (a)	48,800	606
Amylin Pharmaceuticals, Inc.* (a)	30,100	764
ArthroCare Corp.*	90,700	3,701
AspenBio Pharma, Inc.* (a)	166,300	1,061
Hansen Medical, Inc.* (a)	20,800	348
HMS Holdings Corp.* (a)	217,300	4,665
Hologic, Inc.*	198,600	4,329
IDEXX Laboratories, Inc.*	32,100	1,565
Illumina, Inc.* (a)	8,600	749
Insulet Corp.* (a)	51,500	810
Intuitive Surgical, Inc.*	12,900	3,475
Myriad Genetics, Inc.* (a)	13,900	633
Psychiatric Solutions, Inc.*	128,000	4,844

	Shares or
	Principal
	Amount ($)	Value ($)
United Therapeutics Corp.*	18,500	1,808

		29,358

Industrials (8.3%)
First Solar, Inc.*	22,700	6,193
Fuel Tech, Inc.*	78,200	1,378
Itron, Inc.*	28,500	2,803

		10,374

Information Technology (26.3%)
Baidu.com, Inc. ADR*	6,600	2,065
Cognizant Technology Solutions Corp., Cl A*	186,200	6,052
Data Domain, Inc.* (a)	90,000	2,100
Energy Conversion Devices, Inc.* (a)	35,600	2,622
F5 Networks, Inc.*	133,300	3,788
IHS, Inc., Cl A* (a)	58,500	4,072
Omniture, Inc.* (a)	182,500	3,389
Riverbed Technology, Inc.* (a)	110,900	1,522
Starent Networks Corp.* (a)	177,500	2,233
SunPower Corp., Cl A*	70,200	5,053

		32,896

Telecommunication Services (6.6%)
NII Holdings, Inc.* (a)	68,400	3,248
SBA Communications Corp., Cl A* (a)	72,800	2,621
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Emerging Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
tw telecom, Inc.* (a)	148,200	2,376

		8,245

Total Common Stocks		122,935

Short-Term Investment (30.3%)
Credit Suisse Enhanced Liquidity Fund (b)	38,021,535	38,022

Total Short-Term Investment		38,022

Money Market Fund (2.0%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	2,529,075	2,529

Total Money Market Fund		2,529

Total Investments (Cost $163,887)(d) — 130.5%		163,486
Liabilities in excess of other assets — (30.5)%		(38,186)

Net Assets — 100.0%		$125,300

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $36,291.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RidgeWorth Funds June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Long Positions (131.5%)
Common Stocks (2.1%)
AgFeed Industries, Inc.*	17,600	264
Autoliv, Inc.	23,400	1,091
China Security & Surviellance Technology, Inc.*	23,750	320
Cogo Group, Inc.*	30,700	280
Innospec, Inc.	8,200	154

Total Common Stocks		2,109

Foreign Common Stocks (128.3%)
Australia (4.5%)
Ausenco, Ltd.	1,100	16
BlueScope Steel Ltd.	28,028	304
Centennial Coal Co., Ltd.	120,500	647
Fortescue Metals Group Ltd.*	81,600	931
Incitec Pivot Ltd.	3,400	603
Macarthur Coal, Ltd.	27,100	438
Mount Gibson Iron, Ltd.*	99,300	297
Nufarm, Ltd.	32,500	496
Panoramic Resources, Ltd.	52,800	204
Straits Resources, Ltd.	22,400	147
Westpac Banking Corp.	2,050	39
Woolworths Ltd.	18,725	439

		4,561

Austria (0.9%)
OMV AG	11,200	879

Belgium (0.6%)
Dexia SA	21,200	339
Tessenderlo Chemie NV	5,800	309

		648

Bermuda (1.9%)
Aquarius Platinum, Ltd.	16,500	265
Axis Capital Holdings, Ltd.	30,600	912
GOME Electrical Appliances Holdings, Ltd.	380,000	180
VistaPrint, Ltd.*	11,800	316

	Shares or
	Principal
	Amount ($)	Value ($)
Yue Yuen Industrial (Holdings), Ltd.	125,000	297

		1,970

Brazil (6.7%)
Aracruz Celulose SA SP ADR	9,300	683
Banco Bradesco SA SP ADR	60,800	1,244
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR	5,900	250
Companhia de Bebidas das Americas ADR	12,800	811
Companhia Siderurgica Nacional SA SP ADR	25,200	1,119
Companhia Vale do Rio Doce ADR	12,700	455
Petroleo Brasileiro SA ADR	7,800	552
Unibanco- Uniao de Bancos Brasileiros SA GDR	7,300	927
Votorantim Celulose e Papel SA SP ADR	28,800	769

		6,810

British Virgin Islands (0.5%)
UTI Worldwide, Inc.	24,400	487

Canada (8.1%)
ACE Aviation Holdings, Inc., Cl A	14,700	232
Agrium, Inc.	4,600	495
Agrium, Inc.	3,700	399
Canadian Natural Resources, Ltd.	8,800	882
Fording Canadian Coal Trust	7,200	688
Gerdau Ameristeel Corp.	17,800	344
Manulife Financial Corp.	28,000	972
Nexen, Inc.	18,300	727
North American Palladium, Ltd.*	59,000	325
Open Text Corp.*	8,600	276
Potash Corp. of Saskatchewan, Inc.	4,400	1,006
Research In Motion Ltd.*	4,100	479
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Rothmans, Inc.	39,700	1,055
Sierra Wireless, Inc.*	22,200	324

		8,204

Cayman Islands (1.9%)
Herbalife, Ltd.	20,500	794
Silicon Motion Technology Corp. ADR*	17,600	254
SINA Corp.*	11,600	494
XL Capital, Ltd., Cl A	19,900	409

		1,951

China (2.3%)
China Coal Energy Co., Ser H	103,000	180
China COSCO Holdings Co., Ltd., Cl H	218,906	535
China Merchants Bank Co., Ltd., Ser H	317,000	996
China Shenhua Energy Co., Ltd., Ser H	44,000	173
China Telecom Corp., Ltd. ADR	6,000	327
Sinopec Shanghai Petrochemical Co., Ltd. SP ADR	2,500	85

		2,296

Denmark (1.5%)
East Asiatic Co., Ltd. A/S	4,100	284
Novo Nordisk A/S, Cl B	18,700	1,224

		1,508

Finland (2.0%)
Nokia Corp. ADR	51,400	1,259
Outokumpu Oyj	21,800	764

		2,023

France (10.7%)
Alcatel-Lucent SP ADR*	151,900	917
Alten*	5,100	186
BNP Paribas	10,900	987
Carrefour SA	17,500	991

	Shares or
	Principal
	Amount ($)	Value ($)
Casino Guichard-Perrachon SA	13,000	1,474
Eramet	1,104	1,097
Eurofins Scientific	400	34
European Aeronautic Defence & Space Co.	24,800	470
Lafarge SA	8,200	1,257
Lagardere SCA	8,200	467
Sanofi-Aventis ADR	22,000	731
Total SA	13,900	1,186
Vivendi	26,700	1,013

		10,810

Germany (13.2%)
Aixtron AG	16,100	165
Arcandor AG*	23,200	268
BASF SE	28,900	1,985
BASF SE SP ADR	400	55
Bayer AG	6,000	504
Bilfinger Berger AG	3,544	308
Daimler AG	18,400	1,136
Demag Cranes AG	5,200	247
Deutsche Boerse AG	10,000	1,129
E.ON AG	5,300	1,069
Hannover Rueckversicherung AG	15,900	785
Hochtief AG	7,600	754
K+S AG	897	515
Kloeckner & Co. AG	10,400	593
Linde AG	5,600	788
MAN AG	10,100	1,119
Muenchener Rueckversicherungs-Gesellschaft AG	6,900	1,209
Sixt AG	7,200	284
Suedzucker AG	26,100	471

		13,384

Greece (1.4%)
Alpha Bank A.E.	12,300	372
Coca-Cola Hellenic Bottling Co. SA	21,900	596
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
OPAP SA	13,000	454

		1,422

Hong Kong (2.3%)
Cheung Kong (Holdings) Ltd.	38,000	512
Esprit Holdings Ltd.	43,500	452
Henderson Land Development Co. Ltd.	26,000	162
Link REIT (The)	211,500	482
New World Development Co. Ltd.	338,000	688

		2,296

India (1.3%)
HDFC Bank, Ltd. ADR	12,300	881
ICICI Bank, Ltd. SP ADR	15,300	440

		1,321

Italy (2.7%)
Enel SpA	97,900	931
Eni SpA SP ADR	13,800	1,024
Fiat SpA	17,400	285
Mediobanca SpA	28,500	485

		2,725

Japan (17.4%)
ACOM Co. Ltd.	8,170	253
Aiful Corp.	53,300	618
Asahi Breweries Ltd.	14,700	274
Bank of Kyoto Ltd. (The)	42,000	439
Benesse Corp.	12,300	498
Credit Saison Co. Ltd.	43,100	905
Daiei, Inc. (The)*	110,650	690
Daihatsu Motor Co., Ltd.	96,000	1,100
Godo Steel, Ltd.	84,000	251
Hitachi Software Engineering Co., Ltd.	1,300	29
Hosiden Corp.	25,000	532
Ines Corp.*	3,500	20
Kawasaki Kisen Kaisha Ltd.	56,000	526
Kirin Holdings Co. Ltd.	31,000	484
Marubeni Corp.	70,000	585

	Shares or
	Principal
	Amount ($)	Value ($)
Millea Holdings, Inc.	25,700	1,002
Mitsubishi Corp.	34,300	1,131
Mitsui & Co. Ltd.	34,000	751
Mitsui O.S.K. Lines Ltd.	72,000	1,026
Nippon Denko Co., Ltd.	114,000	1,315
Nippon Meat Packers, Inc.	34,000	461
Nippon Synthetic Chemical Industry Co., Ltd. (The)	36,000	183
Nippon Yusen Kabushiki Kaisha	108,000	1,039
Nisshin Steel Co. Ltd.	146,000	496
NTT DoCoMo, Inc.	197	289
Promise Co. Ltd.	26,800	750
Shimano, Inc.	6,000	301
Sojitz Corp.	82,300	274
Suzuken Co. Ltd.	6,500	240
Takefuji Corp.	24,250	337
Tokyo Steel Manufacturing Co., Ltd.	8,100	94
Toppan Printing Co. Ltd.	26,000	286
Toyoda Gosei Co., Ltd.	8,800	257
Uniden Corp.	36,000	185

		17,621

Luxembourg (1.0%)
ArcelorMittal	10,100	1,001

Mexico (1.4%)
Coca-Cola FEMSA, SAB de CV SP ADR	16,700	942
Fomento Economico Mexicano, SAB de CV SP ADR	10,300	469

		1,411

Netherlands (1.2%)
Akzo Nobel NV	8,600	591
CNH Global NV	11,600	394
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
VastNed Retail NV	3,400	273

		1,258

Norway (1.0%)
Yara International ASA	11,000	974

Peru (0.6%)
Compania de Minas Buenaventura SA ADR	8,800	575

Russian Federation (0.8%)
Mechel ADR	15,600	773

Singapore (1.7%)
GigaMedia, Ltd.*	20,900	249
Neptune Orient Lines, Ltd.	214,000	508
Oversea-Chinese Banking Corp. Ltd.	70,000	421
Wilmar International, Ltd.	140,000	521

		1,699

South Africa (1.7%)
Exxaro Resources, Ltd.	15,800	292
Impala Platinum Holdings, Ltd.	6,900	273
Kumba Iron Ore, Ltd.	6,100	246
Sappi, Ltd.	40,900	496
Sasol, Ltd.	7,800	460

		1,767

Spain (3.8%)
Grupo Ferrovial SA	7,400	458
Iberdrola SA	18,600	249
Indra Sistemas SA	27,100	705
Repsol YPF SA SP ADR	30,800	1,209
Telefonica SA	48,000	1,276

		3,897

Sweden (3.7%)
Atlas Copco AB, Cl B	54,400	725
Axfood AB	12,800	424
SKF AB, Cl B	21,900	344
Svenska Cellulosa AB, Cl B	37,500	531
Telefonaktiebolaget LM Ericsson SP ADR	88,200	917

	Shares or
	Principal
	Amount ($)	Value ($)
Volvo AB, Cl B	67,900	835

		3,776

Switzerland (4.3%)
ABB, Ltd. SP ADR*	43,100	1,221
Kuoni Reisen Holding AG	550	264
Nestle SA	36,410	1,646
Syngenta AG ADR	18,300	1,184

		4,315

Taiwan (0.5%)
AU Optronics Corp. SP ADR	29,300	464

Turkey (0.9%)
Turkcell Iletisim Hizmetleri AS ADR	63,700	927

United Kingdom (25.8%)
3i Group PLC	29,500	485
Antofagasta PLC	22,700	297
Associated British Foods PLC	39,200	592
Beazley Group PLC	144,200	319
BG Group PLC	42,600	1,109
BHP Billiton PLC ADR	11,000	852
Brit Insurance Holdings PLC	185,300	647
British American Tobacco PLC	28,000	970
Britvic PLC	62,600	361
Cadbury PLC SP ADR	18,600	936
Compass Group PLC	62,100	469
Diageo PLC ADR	20,700	1,529
Drax Group PLC	36,200	533
G4S PLC	131,100	529
GAME Group PLC	69,400	401
GlaxoSmithKline PLC SP ADR	36,900	1,631
HMV Group PLC	209,100	539
ICAP PLC	67,600	730
Imperial Tobacco Group PLC	21,220	791
Johnson Matthey PLC	20,800	765
Man Group PLC	73,600	915
Mondi PLC	46,500	274
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Reckitt Benckiser Group PLC	15,000	760
Rio Tinto PLC SP ADR	2,300	1,138
Rolls-Royce PLC	41,800	284
Royal Dutch Shell PLC ADR	15,000	1,226
SABMiller PLC	36,900	847
Spectris PLC	21,700	309
Standard Chartered PLC	24,900	709
Tullett Prebon PLC	25,300	217
Unilever PLC SP ADR	48,800	1,386
Vedanta Resources PLC	18,500	806
Vodafone Group PLC SP ADR	51,700	1,523
WPP Group PLC	51,500	497
Xstrata PLC	11,000	881

		26,257

Total Foreign Common Stocks		130,010

Short-Term Investment (1.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	1,104,960	1,105

Total Short-Term Investment		1,105

Total Investments —131.5%
(Total Long Positions) (Cost $142,886) (a)		133,224
Liabilities in excess of other assets — (1.2)%		(1,224)
Short Positions (see summary below) — (30.3)%		(30,690)

Net Assets — 100.0%		$101,310

Short Positions ((30.3)%)
Foreign Common Stocks Sold Short ((30.3)%)
Australia ((0.8)%)
AGL Energy, Ltd.	(10,783)	(148)
Foster’s Group, Ltd.	(59,766)	(290)
Macquarie Communications Infrastructure Group	(2,936)	(9)

	Shares or
	Principal
	Amount ($)	Value ($)
Riversdale Mining, Ltd.*	(33,000)	(374)

		(821)

Belgium ((0.4)%)
Solvay SA	(3,100)	(406)

Bermuda ((0.4)%)
Global Crossing, Ltd.*	(7,953)	(143)
Seadrill, Ltd.	(8,800)	(269)

		(412)

Canada ((3.1)%)
Canadian Pacific Railway, Ltd.	(10,800)	(714)
CHC Helicopter Corp., Cl A	(8,900)	(274)
Gammon Gold, Inc.*	(34,300)	(372)
Gildan Activewear, Inc.	(10,200)	(262)
Ivanhoe Mines, Ltd.*	(29,300)	(320)
Silver Standard Resources, Inc.*	(6,700)	(192)
TransCanada Corp.	(7,500)	(291)
Yamana Gold, Inc.	(44,700)	(744)

		(3,169)

Cayman Islands ((0.3)%)
Baidu.com, Inc. SP ADR*	(900)	(282)

Chile (0.0%)
Sociedad Quimica y Minera de Chile SA SP ADR	(1,000)	(47)

China ((0.5)%)
Aluminum Corp. of China, Ltd. ADR	(17,600)	(502)

Finland ((0.5)%)
Rautaruukki Oyj	(5,300)	(242)
Stora Enso Oyj	(27,600)	(259)

		(501)

France ((3.0)%)
Cap Gemini SA	(4,600)	(271)
Christian Dior SA	(6,600)	(681)
PPR	(6,100)	(679)
Remy Cointreau SA	(5,400)	(295)
Rhodia SA	(12,400)	(229)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Saft Groupe SA	(6,500)	(284)
Thomson	(42,900)	(224)
Vallourec SA	(1,020)	(358)

		(3,021)

Germany ((1.2)%)
Continental AG	(5,500)	(561)
Hypo Real Estate Holdings AG	(11,100)	(311)
Premiere AG*	(15,100)	(333)

		(1,205)

Greece ((0.5)%)
Aegean Marine Petroleum Network, Inc.	(12,300)	(501)

Hong Kong ((1.0)%)
China Mobile, Ltd. SP ADR	(15,000)	(1,004)

India ((0.7)%)
Infosys Technologies, Ltd. SP ADR	(15,500)	(674)

Italy ((0.2)%)
Luxottica Group SpA SP ADR	(10,400)	(243)

Japan ((6.9)%)
FUJIFILM Holdings Corp.	(14,200)	(488)
Fujitsu, Ltd.	(40,000)	(297)
Murata Manufacturing Co., Ltd.	(6,100)	(287)
NGK Spark Plug Co., Ltd.	(37,000)	(425)
Nikon Corp.	(9,000)	(263)
ORIX Corp.	(2,900)	(415)
Santen Pharmaceutical Co., Ltd.	(13,600)	(341)
Sekisui House, Ltd.	(38,000)	(355)
Sumco Corp.	(7,900)	(175)
Sumitomo Metal Mining Co., Ltd.	(32,000)	(491)
Sumitomo Mitsui Financial Group, Inc.	(65)	(489)
TAIYO NIPPON SANSO Corp.	(61,000)	(508)
Teijin, Ltd.	(31,000)	(106)
Tokai Carbon Co., Ltd.	(26,000)	(265)

	Shares or
	Principal
	Amount ($)	Value ($)
Tokyo Electric Power Co., Inc. (The)	(25,900)	(665)
Tokyo Electron, Ltd.	(7,800)	(450)
Toray Industries, Inc.	(41,000)	(220)
Yamaha Corp.	(16,000)	(309)
Yamaha Motor Co., Ltd.	(9,400)	(176)
ZEON Corp.	(55,000)	(221)

		(6,946)

Luxembourg ((0.7)%)
Tenaris SA ADR	(9,100)	(678)

Mexico ((0.8)%)
Grupo Aeroportuario del Pacifico, SA de CV ADR	(15,400)	(452)
Telmex Internacional, SAB de CV ADR*	(23,800)	(383)

		(835)

Netherlands ((0.7)%)
Chicago Bridge & Iron Co. NV	(5,700)	(227)
Nutreco Holding NV	(7,100)	(477)

		(704)

Panama ((0.3)%)
Willbros Group, Inc.*	(7,700)	(337)

Papua New Guinea ((0.7)%)
Lihir Gold, Ltd. SP ADR*	(22,200)	(705)

South Africa ((1.2)%)
AngloGold Ashanti, Ltd.	(34,800)	(1,181)

Sweden ((1.5)%)
Boliden AB	(37,800)	(308)
Electrolux AB, Ser B	(47,100)	(602)
Holmen AB	(6,600)	(194)
SSAB Svenskt Stal AB, Ser A	(13,300)	(431)

		(1,535)

Switzerland ((1.6)%)
Basilea Pharmceutica AG*	(2,400)	(391)
Ciba Holding AG	(7,200)	(208)
Galenica AG	(830)	(293)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Givaudan SA	(782)	(699)

		(1,591)

Taiwan ((0.5)%)
Chunghwa Telecom Co., Ltd. ADR	(21,000)	(533)

United Kingdom ((2.8)%)
Bovis Homes Group PLC	(33,700)	(228)
British Airways PLC	(143,200)	(614)
Carnival PLC	(15,500)	(495)
easyJet PLC*	(55,100)	(296)
Investec PLC	(57,300)	(351)
John Wood Group PLC	(33,600)	(331)
UK Coal PLC*	(29,900)	(332)
William Hill PLC	(33,000)	(210)

		(2,857)

Total Foreign Common Stocks Sold Short		(30,690)

Total Investment Securities Sold Short (Proceeds $32,315)		(30,690)

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust
The investment concentrations for the International Equity 130/30 Fund as a percentage of net assets, by industry, as of June 30, 2008 were as follows:

Consumer Discretionary	7.7%
Consumer Staples	15.5
Energy	6.7
Financials	20.3
Health Care	2.8
Industrials	13.8
Information Technology	4.2
Insurance	1.2
Materials	22.3
Telecommunication Services	3.9
Transportation	0.2
Utilities	2.6
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Foreign Common Stocks (97.8%)
Australia (5.5%)
Australia & New Zealand Banking Group Ltd.	211,596	3,796
BHP Billiton Ltd.	466,967	19,557
Centennial Coal Co., Ltd. (a)	1,368,000	7,342
ING Industrial Fund (a)	3,853,762	5,799
Macquarie Infrastructure Group (a)	2,167,189	4,819
National Australia Bank Ltd.	287,304	7,297
Sims Group Ltd.	143,061	5,716

		54,326

Bahrain (0.1%)
Gulf Finance House SP GDR	25,372	996

Belgium (2.1%)
Delhaize Group	71,864	4,836
Fortis	152,778	2,444
Groupe Bruxelles Lambert SA	74,085	8,819
InBev NV	66,620	4,623

		20,722

Brazil (1.5%)
Banco do Brasil SA	402,600	6,554
Companhia Vale do Rio Doce ADR	234,658	8,406

		14,960

Canada (1.6%)
Research In Motion Ltd.* (a)	73,356	8,575
Suncor Energy, Inc.	121,701	7,073

		15,648

Denmark (0.9%)
Novo Nordisk A/S, Cl B	140,700	9,210

France (9.9%)
BNP Paribas	55,639	5,040
France Telecom SA (a)	327,018	9,632
Lafarge SA	48,290	7,404
Publicis Groupe	174,509	5,654
Societe Generale	99,792	8,686
SUEZ SA	190,516	12,969
Total SA	299,893	25,589

	Shares or
	Principal
	Amount ($)	Value ($)
UbiSoft Entertainment SA* (a)	67,736	5,943
Vinci SA (a)	105,336	6,468
Vivendi (a)	282,102	10,703

		98,088

Germany (11.8%)
Adidas AG	77,883	4,920
Allianz SE	92,489	16,280
BASF SE	162,318	11,149
Daimler AG	132,147	8,149
Deutsche Boerse AG	75,715	8,547
E.ON AG	75,982	15,322
Linde AG	75,841	10,672
MAN AG	64,936	7,197
RWE AG	78,860	9,926
Siemens AG	95,983	10,596
ThyssenKrupp AG	117,912	7,395
Volkswagen AG (a)	24,606	7,081

		117,234

Hong Kong (2.6%)
Cheung Kong Infrastructure Holdings Ltd.	701,000	2,967
China Mobile Ltd. SP ADR (a)	72,957	4,884
CITIC International Financial Holdings Ltd.*	12,189,000	9,302
Wharf Holdings Ltd. (The)	2,082,500	8,720

		25,873

India (0.2%)
Sesa Goa Ltd.	19,830	1,560

Indonesia (0.6%)
PT United Tractors Tbk	4,692,500	6,187

Italy (1.9%)
Enel SpA	893,205	8,494
UniCredito Italiano SpA	1,691,029	10,349

		18,843

Japan (13.4%)
Aisin Seiki Co. Ltd.	185,200	6,070
Asahi Kasei Corp.	948,000	4,965
Casio Computer Co. Ltd.	556,700	6,339
Daicel Chemical Industries Ltd.	671,000	3,779
Daiichi Sankyo Co. Ltd.	200,600	5,527
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Don Quijote Co. Ltd. (a)	177,800	3,254
East Japan Railway Co.	2,559	20,849
Fujitsu Ltd.	662,000	4,913
Futaba Industrial Co. Ltd. (a)	303,931	7,028
Itochu Techno-Solutions Corp.	900,000	9,587
Japan Tobacco, Inc.	1,443	6,157
Komatsu Ltd.	167,500	4,670
Marubeni Corp.	358,000	2,991
Mizuho Financial Group, Inc.	2,050	9,577
Nintendo Co. Ltd.	21,100	11,904
Nippon Telegraph & Telephone Corp.	1,179	5,775
Sumitomo Corp.	597,500	7,851
Sysmex Corp.	38,600	1,520
Tsubakimoto Chain Co.	531,000	3,091
Yamatake Corp.	268,100	6,995

		132,842

Malaysia (0.4%)
Public Bank Berhad	1,220,500	3,888

Netherlands (2.8%)
Heineken NV	96,946	4,948
ING Groep NV	308,195	9,828
Koninklijke DSM NV	60,552	3,562
Royal Philips Electronics NV	287,522	9,782

		28,120

Norway (1.4%)
Statoil ASA (a)	371,527	13,858

Russian Federation (2.6%)
Gazprom ADR*	172,126	9,966
LUKOIL ADR	86,492	8,528
Mechel ADR (a)	149,778	7,420

		25,914

Singapore (2.2%)
Ascendas Real Estate Investment Trust	2,018,000	3,279
CapitaCommercial Trust (a)	2,072,000	2,910
SMRT Corp. Ltd.	4,635,000	6,338
United Overseas Bank Ltd.	224,000	3,066

	Shares or
	Principal
	Amount ($)	Value ($)
Venture Corp. Ltd.	848,000	6,116

		21,709

South Africa (0.6%)
MTN Group Ltd.	395,768	6,301

South Korea (2.8%)
POSCO ADR (a)	75,538	9,803
Samsung Electronics Co. Ltd.	15,971	9,544
Shinhan Financial Group Co. Ltd. ADR	98,487	8,825

		28,172

Spain (3.5%)
Banco Santander Central Hispano SA	991,812	18,222
Telefonica SA	633,692	16,840

		35,062

Sweden (1.3%)
Alfa Laval AB (a)	371,300	5,782
H&M Hennes & Mauritz AB (a)	139,200	7,549

		13,331

Switzerland (6.8%)
ABB Ltd.*	232,636	6,619
Nestle SA	444,240	20,079
Novartis AG	239,476	13,190
Roche Holding AG	99,701	17,962
Xstrata PLC	120,376	9,647

		67,497

Taiwan (0.6%)
AU Optronics Corp. SP ADR (a)	348,869	5,526

Thailand (0.5%)
Bangkok Bank Public Co. Ltd.	1,073,100	3,823
Bangkok Bank Public Co. Ltd. NVDR	377,800	1,346

		5,169

United Kingdom (20.2%)
Anglo American PLC	188,620	13,246
AstraZeneca PLC	61,300	2,615
AstraZeneca PLC SP ADR (a)	130,033	5,530
Aviva PLC	681,718	6,802
BAE Systems PLC	1,290,575	11,374
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Barclays PLC	1,278,078	7,420
Barclays PLC	273,873	44
BHP Billiton PLC	391,824	14,983
British American Tobacco PLC	291,148	10,084
British Land Co. PLC (The)	472,097	6,661
G4S PLC	1,694,078	6,832
GAME Group PLC	1,043,660	6,038
HSBC Holdings PLC	1,243,707	19,215
Imperial Tobacco Group PLC	154,969	5,775
Old Mutual PLC	3,011,727	5,566
Prudential PLC	583,522	6,194
Royal Bank of Scotland Group PLC	3,260,249	13,960
Royal Bank of Scotland Group PLC SP ADR (a)	1,360,599	5,837
Royal Dutch Shell PLC ADR	65,481	5,350
Royal Dutch Shell PLC, Cl A	381,274	15,665
Royal Dutch Shell PLC, Cl B	382,542	15,390
SABMiller PLC	236,578	5,428
SSL International PLC	335,704	2,984
William Morrison Supermarkets PLC	1,325,320	7,028

		200,021

Total Foreign Common Stocks		971,057

Short-Term Investment (7.6%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	7,327,325	7,327
Credit Suisse Enhanced Liquidity Fund (b)	67,834,625	67,835

Total Short-Term Investment		75,162

Total Investments (Cost $1,013,565)(c) — 105.4%		1,046,219
Liabilities in excess of other assets — (5.4)%		(53,361)

Net Assets — 100.0%		$992,858

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $65,225.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non Voting Depository Receipt
Amounts designated as “-” are $0 or have been rounded to $0.
The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of June 30, 2008 were as follows:

Consumer Discretionary	9.0
Consumer Staples	6.9
Diversified Minerals	0.2
Energy	10.2
Financials	24.0
Health Care	5.9
Industrials	11.3
Information Technology	5.3
Materials	14.6
Metals	1.0
Short-Term Investments	7.6
Telecommunication Services	4.4
Utilities	5.0
At June 30, 2008 the Fund’s foreign currency contracts were as follows:

					Unrealized
		Contract Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD($)	Market Value ($)	(Depreciation) ($)

Short:
Hong Kong Dollar	07/02/08	19,504	2,500	2,502	(2)

Total Short Contracts			$2,500	$2,502	($2)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Foreign Common Stocks (96.8%)
Australia (4.2%)
AGL Energy Ltd.	26,548	364
Alumina Ltd. (a)	61,722	280
Amcor Ltd.	55,183	267
AMP Ltd.	90,668	581
Aristocrat Leisure Ltd. (a)	22,033	136
Asciano Group	32,635	109
ASX Ltd.	9,511	286
Australia & New Zealand Banking Group Ltd.	88,324	1,585
AXA Asia Pacific Holdings Ltd.	53,373	239
BHP Billiton Ltd.	154,338	6,464
BlueScope Steel Ltd.	39,218	426
Boral Ltd.	36,417	197
Brambles Ltd.	74,624	624
Coca-Cola Amatil Ltd.	32,886	221
Commonwealth Bank of Australia	60,932	2,346
Computershare Ltd.	31,194	275
CSL Ltd.	27,225	932
CSR Ltd.	66,918	157
Fairfax Media Ltd. (a)	73,058	205
Fortescue Metals Group Ltd.*	63,168	720
Foster’s Group Ltd.	109,167	531
GPT Group	125,010	266
Incitec Pivot Ltd.	2,429	431
Insurance Australia Group Ltd.	104,249	347
Leighton Holdings Ltd. (a)	7,128	347
Lend Lease Corp. Ltd.	23,291	213
Lion Nathan Ltd.	17,992	148
Macquarie Goodman Group	86,945	258
Macquarie Group Ltd. (a)	13,989	652
Macquarie Infrastructure Group (a)	135,032	300
Mirvac Group Ltd. REIT	61,701	175
National Australia Bank Ltd.	75,070	1,907
Newcrest Mining Ltd.	23,114	649
OneSteel Ltd.	46,277	330
Orica Ltd.	16,419	461

	Shares or
	Principal
	Amount ($)	Value ($)
Origin Energy Ltd.	44,203	683
Oxiana, Ltd.	95,202	240
Perpetual Ltd. (a)	2,736	112
QBE Insurance Group Ltd.	42,063	903
Rio Tinto Group Ltd. (a)	13,256	1,722
Santos Ltd.	31,191	641
Sims Group Ltd.	8,508	340
Sonic Healthcare Ltd.	17,439	243
St George Bank Ltd.	28,289	735
Stockland Trust Group	90,329	467
Suncorp-Metway Ltd.	45,801	572
TABCORP Holdings Ltd. (a)	32,143	302
Telstra Corp. Ltd.	168,386	684
Toll Holdings Ltd. (a)	32,923	190
Transurban Group (a)	61,523	249
Wesfarmers Ltd. (a)	30,044	1,074
Wesfarmers Ltd. PPS (a)	7,310	264
Westfield Group REIT	84,438	1,318
Westpac Banking Corp.	87,299	1,673
Woodside Petroleum Ltd.	23,221	1,502
Woolworths Ltd.	56,836	1,332
WorleyParsons Ltd.	9,064	329

		39,004

Austria (1.6%)
Andritz AG	7,753	489
Erste Bank der oesterreichischen Sparkassen AG (a)	34,494	2,147
IMMOEAST AG*	80,010	709
Immofinanz Immobilien Anlagen AG	86,636	893
Meinl European Land Ltd.*	60,806	684
Oesterreichische Elektrizitaeswirtschafts AG	14,703	1,318
OMV AG	30,379	2,385
Raiffeisen International Bank-Holding AG (a)	10,276	1,313
RHI AG	2,988	146
Strabag SE	9,418	734
Telekom Austria AG	64,346	1,396
Vienna Insurance Group	7,359	486
voestalpine AG	21,966	1,803
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Wienerberger AG (a)	16,173	679

		15,182

Belgium (1.8%)
Belgacom	22,255	960
Colruyt SA	2,294	606
Compagnie Nationale a Portefeuille	5,857	440
Delhaize Group	12,894	868
Dexia SA (a)	67,731	1,083
Fortis	262,392	4,197
Groupe Bruxelles Lambert SA	10,188	1,213
InBev NV	23,547	1,634
KBC Ancora	4,470	391
KBC Bank & Insurance Holding Co. NV	20,318	2,256
Mobistar SA	4,754	385
Solvay SA (a)	7,502	981
UCB SA	14,904	551
Umicore	16,464	814

		16,379

Bermuda (0.1%)
Invesco Ltd.	19,580	470

Cyprus (0.0%)
Prosafe Production Public Ltd.	13,500	78
Prosafe SE	13,500	134

		212

Denmark (1.4%)
A.P. Moller-Maersk A/S	117	1,433
A.P. Moller-Maersk A/S, Cl A	58	712
Carlsberg A/S, Cl B	7,450	720
Coloplast A/S, Cl B	3,044	265
Danisco A/S	5,609	361
Danske Bank A/S	43,968	1,272
DSV A/S	20,825	499
FLS Industries A/S	5,800	637
Jyske Bank A/S*	6,025	359
Novo Nordisk A/S, Cl B	46,649	3,053
Novozymes A/S, Cl B	4,820	436
Sydbank A/S (a)	8,050	307
Topdanmark A/S* (a)	1,850	279
Trygvesta A/S (a)	2,700	191
Vestas Wind Systems A/S*	19,238	2,518

	Shares or
	Principal
	Amount ($)	Value ($)
William Demant Holding A/S* (a)	3,557	234

		13,276

Finland (1.0%)
Cargotec Corp., Cl B	2,801	98
Fortum Corp.	22,255	1,130
Kone Oyj, Cl B	9,498	334
Metso Corp.	8,000	365
Neste Oil Oyj	7,911	233
Nokia Corp., Cl A	196,460	4,791
Nokian Renkaat Oyj	6,066	291
Outokumpu Oyj	6,891	241
Rautaruukki Oyj	5,028	230
Sampo PLC, Cl A	22,207	561
Stora Enso Oyj	36,152	339
UPM-Kymmene Corp.	27,645	453
Wartsila Corp.	4,833	304

		9,370

France (10.3%)
Accor	15,950	1,065
Aeroports De Paris (a)	2,660	249
Air France-KLM	13,269	318
Air Liquide SA	20,298	2,680
Alcatel*	179,964	1,094
Alstom (a)	8,128	1,877
Atos Origin SA (a)	6,238	345
AXA, ADR (a)	113,101	3,358
BNP Paribas	61,160	5,540
Bouygues SA	18,654	1,238
Capgemini SA	11,314	667
Carrefour SA	48,195	2,728
Casino Guichard-Perrachon SA	3,704	420
Christian Dior SA	4,070	420
CNP Assurances SA	2,836	320
Compagnie de Saint-Gobain (a)	20,189	1,263
Compagnie Generale de Geophysique-Veritas*	10,535	498
Compagnie Generale des Etablissements Michelin, Cl B (a)	11,120	799
Credit Agricole SA	48,183	985
Dassault Systemes SA (a)	5,986	365
Eiffage SA	3,110	213
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Electricite de France (a)	14,866	1,412
Eramet	406	403
Essilor International SA	16,107	985
Eurazeo (a)	2,373	253
European Aeronautic Defence & Space Co. (a)	28,680	544
France Telecom SA (a)	138,964	4,093
GAZ de France (a)	14,726	946
Gecina SA	1,293	157
Groupe Danone	32,142	2,257
Hermes International (a)	5,581	879
ICADE	1,831	214
Imerys	2,732	198
Klepierre	7,191	362
L’Oreal SA (a)	18,208	1,981
Lafarge SA (a)	11,110	1,703
Lagardere SCA	9,773	556
Legrand SA	7,385	186
LVMH Moet Hennessy Louis Vuitton SA	18,287	1,917
M6 Metropole Television	8,007	174
Natixis (a)	33,243	369
Neopost SA	3,346	354
PagesJaunes SA (a)	12,867	189
Pernod Ricard (a)	12,851	1,320
Pinault-Printemps-Redoute SA	6,048	673
PSA Peugeot Citroen SA	12,519	680
Publicis Groupe	11,637	377
Renault SA	14,529	1,192
Safran SA (a)	17,324	336
Sanofi-Aventis	77,780	5,196
Schneider Electric SA (a)	16,292	1,760
SCOR SE	14,348	329
SES	24,380	618
Societe BIC	3,375	176
Societe Generale	35,095	3,055
Societe Television Francaise 1	11,295	189
Sodexho Alliance SA	17,855	1,173
SUEZ SA	78,955	5,375
Technip SA	8,043	744
Thales	9,004	513
Total SA (a)	163,114	13,918
Unibail-Rodamco	6,346	1,468
Valeo SA (a)	6,903	222

	Shares or
	Principal
	Amount ($)	Value ($)
Vallourec SA	4,259	1,495
Veolia Environnement (a)	29,004	1,627
Vinci SA	31,000	1,903
Vivendi	87,601	3,324
Wendel	2,566	261
Zodiac SA	4,517	207

		94,705

Germany (13.8%)
Adidas AG	25,250	1,595
Allianz SE	53,511	9,419
Arcandor AG* (a)	12,433	144
BASF SE	113,132	7,771
Bayer AG	90,635	7,611
Bayerische Motoren Werke AG	39,236	1,887
Beiersdorf AG	10,898	803
Bilfinger Berger AG	4,944	430
Celesio AG	11,195	405
Commerzbank AG	75,207	2,234
Continental AG	18,243	1,861
Daimler AG	109,410	6,752
Deutsche Bank AG (a)	59,751	5,120
Deutsche Boerse AG	24,084	2,718
Deutsche Lufthansa AG	30,259	653
Deutsche Post AG	101,195	2,633
Deutsche Postbank AG	10,197	894
Deutsche Telekom AG	335,839	5,509
E.ON AG	75,149	15,154
Fraport AG	4,937	331
Fresenius SE	3,509	304
GEA Group AG	18,506	651
Hamburger Hafen und Logistik AG	3,406	263
Hannover Rueckversicherung AG	7,425	366
HeidelbergCement AG	2,973	426
Henkel KGaA	15,369	576
Henkel KGaA. Vorzug	21,335	851
Hochtief AG	5,238	519
Hypo Real Estate Holding AG (a)	25,168	704
Infineon Technologies AG*	92,085	791
IVG Immobilien AG	14,944	295
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
K+S AG	4,493	2,582
Linde AG	15,467	2,176
MAN AG	12,592	1,396
Merck KGaA	8,057	1,143
METRO AG	13,486	862
Muenchener Rueckversicherungs-Gesellschaft AG	24,494	4,291
Puma AG Rudolf Dassler Sport	842	283
Q-Cells AG* (a)	6,803	690
Rheinmetall AG	5,154	373
RWE AG	52,898	6,658
Salzgitter AG	5,084	931
SAP AG	103,998	5,426
Siemens AG	103,753	11,453
Solarworld AG	10,344	490
ThyssenKrupp AG	43,251	2,713
TUI AG (a)	28,318	656
United Internet AG	16,563	326
Volkswagen AG (a)	17,561	5,054
Wacker Chemie AG	1,872	393

		127,566

Greece (1.3%)
Alpha Bank A.E.	53,626	1,621
Coca-Cola Hellenic Bottling Co. SA	23,670	645
EFG Eurobank Ergasias SA	44,029	1,047
Hellenic Petroleum SA	22,530	309
Hellenic Telecommunications Organization SA	37,600	947
Marfin Investment Group SA	93,300	737
National Bank of Greece SA	66,834	3,011
OPAP SA	33,210	1,160
Piraeus Bank SA	45,800	1,244
Public Power Corp. SA	15,520	538
Titan Cement Co. SA	21,530	854

		12,113

Hong Kong (0.9%)
Bank of East Asia Ltd.	55,699	303
BOC Hong Kong Holdings Ltd.	145,500	385

	Shares or
	Principal
	Amount ($)	Value ($)
Cheung Kong (Holdings) Ltd.	55,000	741
CLP Holdings Ltd.	65,600	562
Esprit Holdings Ltd.	41,600	432
Foxconn International Holdings Ltd.*	84,000	82
Hang Lung Properties Ltd.	79,000	253
Hang Seng Bank Ltd.	30,100	635
Henderson Land Development Co. Ltd.	43,000	268
Hong Kong & China Gas Co. Ltd. (The)	157,056	374
Hong Kong Electric Holdings Ltd.	54,500	326
Hong Kong Exchanges & Clearing Ltd.	40,100	586
Hutchison Whampoa Ltd.	84,080	848
Li & Fung Ltd.	87,400	263
Link REIT (The)	83,865	191
New World Development Co. Ltd. (a)	96,343	196
PCCW Ltd.	148,326	90
Sun Hung Kai Properties Ltd.	54,600	741
Swire Pacific Ltd.	32,500	332
Wharf Holdings Ltd. (The)	54,625	229

		7,837

Ireland (1.0%)
Allied Irish Banks PLC	104,837	1,617
Anglo Irish Bank Corp. PLC	150,983	1,414
Bank of Ireland	133,576	1,162
CRH PLC	68,489	2,016
Elan Corp. PLC*	61,548	2,142
Irish Life & Permanent PLC	5,950	63
Irish Life & Permanent PLC. Dublin	32,972	343
Kerry Group PLC	19,375	574
Ryanair Holdings PLC*	46,355	204

		9,535

Italy (9.1%)
A2A SpA (a)	322,197	1,181
Alleanza Assicurazioni SpA	71,206	773
Assicurazioni Generali SpA	180,323	6,918
Autogrill SpA	22,778	273
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Autostrade SpA	46,157	1,397
Banca Carige SpA (a)	141,080	499
Banca Intesa SpA	1,360,310	7,768
Banca Monte dei Paschi di Siena SpA (a)	365,374	1,035
Banca Popolare di Milano Scarl SpA	77,440	727
Banco Popolare Scarl	115,246	2,046
Bulgari SpA (a)	33,631	340
Enel SpA	745,843	7,092
Eni SpA	459,668	17,151
Fiat SpA (a)	128,860	2,112
Finmeccanica SpA	56,304	1,478
Fondiaria-Sai SpA	13,240	438
IFI-Istituto Finanziario Industriale SpA*	14,153	282
IFIL Investments SpA	60,359	392
Intesa Sanpaolo	136,678	708
Italcementi SpA (a)	16,830	280
Italcementi RNC SpA	22,025	257
Lottomatica SpA	13,585	406
Luxottica Group SpA (a)	25,946	609
Mediaset SpA (a)	139,879	922
Mediobanca SpA (a)	86,744	1,475
Mediolanum SpA (a)	45,099	188
Parmalat SpA	639,697	1,672
Pirelli & C. SpA (a)	584,984	403
Prysmian SpA	19,938	505
Saipem SpA	47,168	2,215
Snam Rete Gas SpA	141,241	966
Telecom Italia RNC SpA	1,013,181	1,643
Telecom Italia SpA	1,770,486	3,568
Terna SpA (a)	223,365	946
UniCredito Italiano SpA	1,988,406	12,169
Unione di Banche Italiane Scpa	109,780	2,573
Unipol Gruppo Finanziario SpA	126,311	298

		83,705

Japan (20.3%)
77 Bank Ltd.	30,000	188
ACOM Co. Ltd.	5,690	176
Advantest Corp. (a)	12,200	257
AEON Co. Ltd.	48,300	596

	Shares or
	Principal
	Amount ($)	Value ($)
AEON Credit Service Co. Ltd.	10,200	128
Aiful Corp. (a)	8,900	103
Aisin Seiki Co. Ltd.	14,800	485
Ajinomoto Co., Inc.	54,000	511
All Nippon Airways Co. Ltd. (a)	64,000	239
Alps Electric Co. Ltd.	17,800	184
Amada Co. Ltd.	36,000	284
Asahi Breweries Ltd. (a)	32,400	605
Asahi Glass Co. Ltd. (a)	75,000	907
Asahi Kasei Corp.	89,000	466
Astellas Pharma, Inc.	35,961	1,524
Bank of Kyoto Ltd. (The)	26,000	272
Bank of Yokohama Ltd. (The)	97,000	671
Benesse Corp.	6,900	279
Bridgestone Corp.	44,500	680
Canon, Inc. (a)	74,700	3,842
Casio Computer Co. Ltd.	23,600	269
Central Japan Railway Co.	111	1,223
Chiba Bank Ltd. (The)	63,000	442
Chubu Electric Power Co., Inc.	47,200	1,151
Chugai Pharmaceutical Co. Ltd. (a)	22,700	363
Chugoku Electric Power Co., Inc. (The)	22,600	482
Citizen Holdings Co. Ltd. (a)	34,100	260
Credit Saison Co. Ltd.	14,100	296
CSK Corp. (a)	7,400	146
Dai Nippon Printing Co. Ltd.	48,000	708
Daiichi Sankyo Co. Ltd.	50,925	1,403
Daikin Industries Ltd.	19,500	984
Dainippon Ink & Chemicals, Inc.	63,000	182
Daito Trust Construction Co. Ltd.	7,700	374
Daiwa House Industry Co. Ltd.	40,000	376
Daiwa Securities Group, Inc.	100,000	919
Denki Kagaku Kogyo Kabushiki Kaisha	42,000	156
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
DENSO Corp.	32,600	1,121
Dentsu, Inc. (a)	166	352
DOWA Mining Co. Ltd. (c)	30,000	218
East Japan Railway Co.	238	1,939
Eisai Co. Ltd.	19,400	685
Electric Power Development Co. Ltd.	11,020	409
Elpida Memory, Inc.*	8,600	275
FANUC Ltd.	13,500	1,319
Fast Retailing Co. Ltd.	3,800	360
Fuji Electic Holdings Co. Ltd.	56,000	198
Fuji Photo Film Co. Ltd.	34,600	1,190
Fujitsu Ltd.	136,000	1,009
Fukuoka Financial Group, Inc.	74,000	334
Furukawa Electric Co. Ltd. (The)	68,000	295
Gunma Bank Ltd. (The)	41,000	273
Hankyu Hanshin Holdings, Inc.	110,000	462
Hirose Electric Co. Ltd.	3,200	321
Hitachi Chemical Co. Ltd.	10,900	225
Hitachi Construction Machinery Co. Ltd.	8,300	233
Hitachi Ltd.	239,000	1,724
Hokkaido Electric Power Co., Inc.	18,200	370
Hokuhoku Financial Group, Inc.	118,000	342
Hokuriku Electric Power Co.	15,200	362
Honda Motor Co. Ltd.	117,300	3,988
Hoya Corp.	30,700	710
Ibiden Co. Ltd.	10,500	382
Inpex Holdings, Inc.	61	770
Isetan Mitsukoshi Holdings Ltd.*	28,700	307
Ishikawajima-Harima Heavy Industries Co. Ltd.	131,000	265
Isuzu Motors Ltd.	96,000	462
Itochu Techno-Solutions Corp.	113,000	1,204
J. Front Retailing Co. Ltd.	39,800	210
Japan Real Estate Investment Corp. REIT	37	390

	Shares or
	Principal
	Amount ($)	Value ($)
Japan Retail Fund Investment Corp. REIT	31	179
Japan Steel Works Ltd. (The)	28,000	545
Japan Tobacco, Inc.	327	1,395
JFE Holdings, Inc.	37,475	1,888
JGC Corp.	18,000	354
Joyo Bank Ltd. (The)	66,300	322
JS Group Corp.	22,112	351
JSR Corp.	14,700	292
Kajima Corp.	73,000	255
Kamigumi Co. Ltd.	23,000	174
Kaneka Corp.	33,000	225
Kansai Electric Power Co., Inc. (The)	55,700	1,304
Kansai Paint Co. Ltd.	26,000	180
Kao Corp.	37,000	971
Kawasaki Heavy Industries Ltd.	134,000	357
Kawasaki Kisen Kaisha Ltd.	50,000	470
KDDI Corp.	196	1,211
Keihin Electric Express Railway Co. Ltd. (a)	38,000	236
Keio Electric Railway Co. Ltd. (a)	58,000	293
Keyence Corp.	2,860	681
Kintetsu Corp. (a)	136,250	427
Kirin Holdings Co. Ltd. (a)	59,000	921
Kobe Steel Ltd.	203,000	581
Komatsu Ltd.	63,900	1,782
Konami Corp.	8,900	311
Konica Minolta Holdings, Inc.	37,000	625
Kubota Corp.	80,000	575
Kuraray Co. Ltd.	29,500	352
Kurita Water Industries Ltd.	9,500	352
Kyocera Corp.	11,800	1,111
Kyowa Hakko Kogyo Co. Ltd.	18,000	184
Kyushu Electric Power Co., Inc.	28,900	604
Lawson, Inc.	6,200	302
Leopalace21 Corp.	12,700	182
Mabuchi Motor Co. Ltd.	2,800	152
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Makita Corp.	11,500	470
Marubeni Corp.	125,000	1,044
Marui Co. Ltd.	29,400	229
Matsushita Electric Industrial Co. Ltd.	129,880	2,801
Matsushita Electric Works Ltd.	29,000	296
Mazda Motor Corp.	79,000	410
Millea Holdings, Inc.	49,400	1,926
Minebea Co. Ltd.	36,000	206
Mitisubishi Motors Corp.* (a)	268,000	487
Mitsubishi Chemical Holdings Corp.	94,000	547
Mitsubishi Corp.	97,100	3,201
Mitsubishi Electric Corp.	136,000	1,467
Mitsubishi Estate Co. Ltd.	84,000	1,923
Mitsubishi Gas Chemical Co., Inc.	37,000	267
Mitsubishi Heavy Industries Ltd.	229,000	1,091
Mitsubishi Logistics Corp.	13,000	142
Mitsubishi Materials Corp.	88,000	376
Mitsubishi Rayon Co. Ltd. (a)	48,000	151
Mitsubishi UFJ Financial Group, Inc.	726,580	6,440
Mitsui & Co. Ltd.	124,000	2,739
Mitsui Chemicals, Inc.	52,000	256
Mitsui Engineering & Shipbuilding Co. Ltd.	73,000	231
Mitsui Fudosan Co. Ltd.	61,000	1,304
Mitsui Mining & Smelting Co. Ltd.	65,000	192
Mitsui O.S.K. Lines Ltd.	86,000	1,226
Mitsui Sumitomo Insurance Group Holdings, Inc.*	26,002	896
Mitsui Trust Holdings, Inc.	62,000	369
Mizuho Financial Group, Inc.	691	3,228
Murata Manufacturing Co. Ltd.	15,800	744
Namco Bandai Holdings, Inc.	20,050	227
NEC Corp.	142,000	744
NGK Insulators Ltd.	21,000	408

	Shares or
	Principal
	Amount ($)	Value ($)
NGK Spark Plug Co. Ltd. (a)	17,000	195
Nidec Corp.	8,300	553
Nikon Corp. (a)	26,000	759
Nintendo Co. Ltd.	7,100	4,006
Nippon Building Fund, Inc.	46	542
Nippon Electric Glass Co. Ltd.	26,500	459
Nippon Express Co. Ltd.	79,000	379
Nippon Meat Packers, Inc.	16,000	217
Nippon Mining Holdings, Inc.	70,500	442
Nippon Oil Corp.	101,000	678
Nippon Sheet Glass Co. Ltd.	60,000	297
Nippon Steel Corp.	365,000	1,977
Nippon Telegraph & Telephone Corp.	361	1,768
Nippon Unipac Holding	88	240
Nippon Yusen Kabushiki Kaisha	87,000	837
NIPPONKOA Insurance Co. Ltd.	50,000	434
Nissan Chemical Industries Ltd.	13,000	160
Nissan Motor Co. Ltd.	164,300	1,357
Nisshin Seifun Group, Inc.	18,300	230
Nisshin Steel Co. Ltd.	66,000	224
Nissin Food Products Co. Ltd. (a)	7,300	245
Nitto Denko Corp.	12,500	480
NOK Corp.	11,200	178
Nomura Holdings, Inc.	124,900	1,851
Nomura Research Institute Ltd.	11,000	258
NSK Ltd.	36,000	315
NTN Corp.	37,000	246
NTT Data Corp.	100	391
NTT DoCoMo, Inc.	1,129	1,659
Obayashi Corp.	61,000	276
Odakyu Electric Railway Co. Ltd. (a)	61,000	396
Oji Paper Co. Ltd.	81,000	381
Olympus Corp.	18,000	609
OMRON Corp.	17,900	384
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Ono Pharmaceutical Co. Ltd.	8,300	457
Onward Kashiyama Co. Ltd.	11,000	116
Oriental Land Co. Ltd. (a)	4,800	287
ORIX Corp.	6,710	960
Osaka Gas Co. Ltd.	162,000	594
Pioneer Corp. (a)	18,600	150
Promise Co. Ltd.	5,400	151
Rakuten, Inc.	511	258
Resona Holdings, Inc.	383	588
Ricoh Co. Ltd.	49,000	884
ROHM Co. Ltd.	7,900	455
Sankyo Co. Ltd.	5,300	345
SANYO Electric Co. Ltd.* (a)	134,000	312
SBI Holdings, Inc. (a)	924	202
Secom Co. Ltd.	16,300	792
Sega Sammy Holdings, Inc. (a)	20,804	181
Seiko Epson Corp.	12,500	344
Sekisui Chemical Co. Ltd.	38,000	259
Sekisui House Ltd. (a)	37,000	345
Seven & I Holdings Co. Ltd.	59,640	1,702
Sharp Corp.	73,000	1,189
Shikoku Electric Power Co., Inc.	16,000	440
Shimamura Co. Ltd.	2,200	136
Shimano, Inc.	6,800	341
Shimizu Corp.	59,000	280
Shin-Etsu Chemical Co. Ltd.	28,600	1,773
Shinsei Bank Ltd.	96,000	329
Shionogi & Co. Ltd.	24,000	474
Shiseido Co. Ltd.	26,000	595
Shizuoka Bank Ltd. (The)	55,000	562
Showa Denko KK	111,000	295
Showa Shell Sekiyu KK (a)	16,800	184
SMC Corp.	4,200	460
Softbank Corp.	54,600	921
Sojitz Corp.	96,300	321
Sompo Japan Insurance, Inc.	62,000	583
Sony Corp.	71,400	3,120

	Shares or
	Principal
	Amount ($)	Value ($)
Sony Financial Holdings, Inc.	66	265
Stanley Electric Co. Ltd.	14,400	349
Sumitomo Chemical Co. Ltd.	115,000	725
Sumitomo Corp.	84,200	1,106
Sumitomo Electric Industries Ltd.	53,500	679
Sumitomo Heavy Industries Ltd.	45,000	305
Sumitomo Metal Industries Ltd.	278,000	1,223
Sumitomo Metal Mining Co. Ltd.	40,000	613
Sumitomo Mitsui Financial Group, Inc.	467	3,515
Sumitomo Realty & Development Co. Ltd.	29,000	576
Sumitomo Trust & Banking Co. Ltd. (The)	106,000	741
Suruga Bank Ltd.	22,000	286
Suzuken Co. Ltd.	6,400	236
Suzuki Motor Corp.	26,600	629
T&D Holdings, Inc.	14,250	876
Taiheiyo Cement Corp.	97,000	195
Taisei Corp.	95,000	226
Taisho Pharmaceutical Co. Ltd.	11,000	204
Takashimaya Co. Ltd.	29,000	263
Takeda Pharmaceutical Co. Ltd.	59,700	3,036
Takefuji Corp. (a)	11,000	153
TDK Corp.	9,400	563
Teijin Ltd.	83,000	285
Terumo Corp.	13,600	694
THK Co. Ltd.	12,600	244
Tobu Railway Co. Ltd.	78,000	370
Toho Co. Ltd.	11,300	231
Tohoku Electric Power Co., Inc.	32,600	709
Tokyo Electric Power Co., Inc. (The)	84,700	2,178
Tokyo Electron Ltd.	12,800	738
Tokyo Gas Co. Ltd.	176,000	710
Tokyu Corp.	86,000	446
Tokyu Land Corp.	39,000	222
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
TonenGeneral Sekiyu KK (a)	29,000	263
Toppan Printing Co. Ltd.	45,000	496
Toray Industries, Inc.	99,000	531
Toshiba Corp.	220,000	1,623
Tosoh Corp.	55,000	225
TOTO Ltd. (a)	27,700	195
Toyo Seikan Kaisha Ltd.	12,200	215
Toyota Industries Corp.	13,000	416
Toyota Motor Corp.	189,600	8,947
Toyota Tsusho Corp.	17,900	420
Trend Micro, Inc.	8,500	280
Ube Industries Ltd.	95,000	336
Uni-Charm Corp.	4,200	299
UNY Co. Ltd.	16,000	158
Ushio, Inc.	11,100	181
USS Co. Ltd.	2,890	191
West Japan Railway Co.	131	643
Yahoo Japan Corp.	1,141	440
Yakult Honsha Co. Ltd. (a)	8,600	242
Yamada Denki Co. Ltd.	6,800	484
Yamaha Corp.	17,500	338
Yamaha Motor Co. Ltd.	18,500	346
Yamato Transport Co. Ltd.	31,000	433
Yokogawa Electric Corp.	20,400	187

		187,305

Jersey (0.0%)
Shire Ltd.	26,576	436

Luxembourg (0.8%)
ArcelorMittal	66,721	6,596
Millicom International Cellular SA	4,550	475

		7,071

Netherlands (3.2%)
Aegon NV	128,030	1,696
Akzo Nobel NV	24,566	1,689
ASML Holding NV	41,036	1,011
Corio NV	4,920	384
Fugro NV	5,029	430
Heineken Holding NV	9,491	435
Heineken NV	22,580	1,152
ING Groep NV	174,652	5,569
Koninklijke (Royal) KPN NV	169,895	2,915
Koninklijke Ahold NV	112,588	1,514

	Shares or
	Principal
	Amount ($)	Value ($)
Koninklijke DSM NV	12,820	754
Randstad Holding NV	15,009	525
Reed Elsevier NV	54,098	912
Royal Philips Electronics NV	101,017	3,437
SBM Offshore NV	12,700	469
SNS Reaal	13,180	256
TomTom NV* (a)	5,983	172
TPG NV	35,001	1,197
Unilever NV	149,180	4,234
Wolters Kluwer NV	25,414	594

		29,345

New Zealand (0.5%)
Auckland International Airport Ltd. (a)	461,783	686
Contact Energy Ltd.	124,939	761
Fletcher Building Ltd.	210,659	1,019
Sky City Entertainment Group Ltd.	243,928	569
Telecom Corp. of New Zealand Ltd. (a)	742,411	2,019

		5,054

Norway (1.7%)
Acergy SA	22,850	512
Aker Kvaerner ASA	19,240	454
DnB NOR ASA	85,740	1,091
Norske Skogindustrier ASA (a)	77,600	1,134
Orkla ASA	97,500	1,253
Petroleum Geo-Services ASA* (a)	20,002	491
Renewable Energy Corp. ASA* (a)	17,400	451
SeaDrill Ltd.	32,100	982
Statoil ASA (a)	143,790	5,363
Storebrand ASA	46,600	346
Telenor ASA	94,900	1,786
Yara International ASA	21,640	1,917

		15,780

Portugal (0.9%)
Banco BPI SA	56,285	233
Banco Comercial Portugues SA	944,921	2,045
Banco Espirito Santo SA	56,511	882
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Brisa-Auto-estradas de Portugal SA	64,756	748
CIMPOR-Cimentos de Portugal, SGPS, SA	49,768	335
Energias de Portugal SA	391,835	2,045
Portugal Telecom SGPS SA	139,858	1,588
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	44,948	374
Sonae, SGPS, SA	197,491	238

		8,488

Singapore (0.7%)
Capitaland Ltd.	97,000	407
City Developments Ltd.	35,000	279
DBS Group Holdings Ltd.	64,467	894
Keppel Corp. Ltd.	76,000	622
Oversea-Chinese Banking Corp. Ltd.	146,700	881
Singapore Airlines Ltd.	30,800	333
Singapore Exchange Ltd.	47,000	239
Singapore Press Holdings Ltd.	88,750	277
Singapore Telecommunications Ltd.	460,660	1,226
United Overseas Bank Ltd.	72,000	986
UOL Group Ltd.	36,300	91
Venture Corp. Ltd.	16,000	115

		6,350

Spain (6.2%)
Abertis Infraestructuras SA	30,478	723
Acciona SA	3,354	797
Acerinox SA (a)	19,270	444
Actividades de Construccion y Servicios SA (ACS) (a)	21,958	1,103
Banco Bilbao Vizcaya Argentaria SA	393,059	7,531
Banco de Sabadell SA (a)	109,928	929
Banco Popular Espanol SA (a)	92,961	1,286
Banco Santander Central Hispano SA	692,022	12,714
Bankinter SA (a)	32,778	373

	Shares or
	Principal
	Amount ($)	Value ($)
Cintra Concesiones de Infraestructuras de Transporte SA (a)	27,804	312
Corporacion Mapfre (a)	81,800	391
Criteria Caixacorp SA	96,717	580
Enagas	20,323	576
Fomento de Construcciones y Contratas SA (a)	5,928	352
Gamesa Corporacion Tecnologica SA	21,429	1,053
Gas Natural SDG SA	12,926	754
Grifols SA	16,289	520
Grupo Ferrovial SA (a)	7,637	473
Iberdrola Renovables*	80,782	626
Iberdrola SA (a)	390,353	5,230
Iberia Lineas Aereas de Espana SA (a)	81,447	195
Indra Sistemas SA (a)	13,916	362
Industria de Diseno Textil SA (a)	25,095	1,156
Promotora de Informaciones SA (a)	13,133	141
Red Electrica de Espana	13,572	883
Repsol YPF SA	83,041	3,272
Sacyr Vallehermoso Group SA (a)	9,253	283
Telefonica SA	473,415	12,581
Union Fenosa SA	14,772	861
Zardoya Otis SA (a)	13,746	285

		56,786

Sweden (1.8%)
Alfa Laval AB	24,400	380
ASSA ABLOY AB, Ser B	22,600	327
Atlas Copco AB, Cl A (a)	40,400	596
Atlas Copco AB, Cl B (a)	22,882	305
Boliden AB	24,150	197
Electrolux AB, Ser B (a)	17,900	229
Getinge AB, Cl B (a)	13,400	328
H&M Hennes & Mauritz AB	31,000	1,681
Husqvarna AB, Cl B (a)	20,000	175
Investor AB, Cl B	26,800	566
Lundin Petroleum AB*	15,800	234
Modern Times Group MTG AB, Cl B	3,850	227
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Nordea Bank AB	122,600	1,692
Sandvik AB	62,500	856
Scania AB	22,508	308
Securitas AB, Cl B (a)	25,000	291
Skandinaviska Enskilda Banken AB	31,800	592
Skanska AB, Cl B	27,900	401
SKF AB, Cl B	24,600	386
SSAB Svenskt Stal AB, Ser A	12,400	402
Svenska Cellulosa AB, Cl B	32,100	455
Svenska Handelsbanken AB, Cl A	29,900	713
Swedbank AB, Cl A (a)	23,200	449
Swedish Match AB	18,400	377
Tele2 AB, Cl B	21,600	423
Telefonaktiebolaget LM Ericsson	179,360	1,871
TeliaSonera AB	133,500	989
Volvo AB, Cl B	64,550	793

		16,243

Switzerland (2.1%)
ABB Ltd.*	46,196	1,314
Adecco SA	3,122	155
Compagnie Financiere Richemont SA	13,040	726
Credit Suisse Group	23,792	1,093
Holcim Ltd.	5,322	431
Julius Baer Holding AG	5,193	351
Nestle SA	79,850	3,609
Nobel Biocare Holding AG	3,800	124
Novartis AG	48,692	2,682
Roche Holding AG	14,545	2,620
STMicroelectronics NV (a)	52,944	551
Swiss Re	8,351	556
Swisscom AG	574	192
Syngenta AG	2,390	778
UBS AG*	63,300	1,329
Xstrata PLC	26,090	2,091
Zurich Financial Services AG	3,189	817

		19,419

United Kingdom (12.1%)
3i Group PLC	18,658	307
Allied Irish Banks PLC	10,760	166

	Shares or
	Principal
	Amount ($)	Value ($)
AMEC PLC	17,047	302
Anglo American PLC	57,221	4,018
Antofagasta PLC	20,277	266
Associated British Foods PLC	17,324	262
AstraZeneca PLC	61,783	2,636
Aviva PLC	106,603	1,064
BAE Systems PLC	158,329	1,395
Barclays PLC	282,210	1,638
BG Group PLC	142,079	3,698
BHP Billiton PLC	91,344	3,493
BP PLC	799,253	9,284
British American Tobacco PLC	60,955	2,111
British Energy Group PLC	43,000	610
British Land Co. PLC (The)	25,812	364
British Sky Broadcasting Group PLC	54,813	515
BT Group PLC	334,661	1,332
Bunzl PLC	16,806	219
Burberry Group PLC	23,966	216
Cable & Wireless PLC	116,700	350
Cadbury PLC	57,035	718
Cairn Energy PLC*	5,941	383
Capita Group PLC	29,586	405
Carnival PLC	8,612	275
Centrica PLC	157,390	972
Compass Group PLC	93,623	708
CRH PLC	2,431	70
Daily Mail & General Trust PLC	14,668	92
Diageo PLC	105,958	1,950
Enterprise Inns PLC	24,799	201
Eurasian Natural Resources Corp.*	12,907	343
Experian Group, Ltd.	51,122	381
FirstGroup PLC	24,758	256
Friends Provident PLC	92,012	187
G4S PLC	65,169	263
GKN PLC	34,813	155
GlaxoSmithKline PLC	228,600	5,067
Hammerson PLC	14,123	251
Hays PLC	72,491	131
HBOS PLC	155,009	852
     See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Home Retail Group PLC	44,118	192
HSBC Holdings PLC	492,572	7,610
ICAP PLC	25,085	271
Imperial Tobacco Group PLC	43,368	1,616
InterContinental Hotels Group PLC	15,299	205
International Power PLC	72,172	621
Invensys PLC*	35,692	185
ITV PLC	192,592	171
J Sainsbury PLC	51,635	327
Johnson Matthey PLC	10,850	399
Kazakhmys PLC	9,170	291
Kingfisher PLC	118,555	265
Land Securities Group PLC	22,605	555
Legal & General Group PLC	263,352	526
Liberty International PLC	12,575	216
Lloyds TSB Group PLC	231,259	1,431
Lonmin PLC	6,816	433
Man Group PLC	77,508	963
Man Group PLC — Deferred Shares (b)	88,581	—
Marks & Spencer Group PLC	74,034	484
Mondi PLC	17,442	103
National Grid PLC	104,195	1,371
Next PLC	10,148	196
Old Mutual PLC	228,983	423
Pearson PLC	39,938	489
Persimmon PLC	15,338	97
Prudential PLC	100,402	1,066
Punch Taverns PLC	15,767	98
Reckitt Benckiser Group PLC	25,804	1,308
Reed Elsevier PLC	52,968	608
Rentokil Initial PLC	89,852	178
Rexam PLC	22,691	175
Rio Tinto PLC	42,049	5,032
Rolls-Royce PLC	89,282	607
Rolls-Royce PLC, Cl B	3,606,992	7
Royal Bank of Scotland Group PLC (The)	928,478	3,976
Royal Dutch Shell PLC, Cl A	148,760	6,112

	Shares or
	Principal
	Amount ($)	Value ($)
Royal Dutch Shell PLC, Cl B	115,281	4,638
RSA Insurance Group PLC	153,921	385
SABMiller PLC	39,318	902
Sage Group PLC (The)	65,479	273
Scottish & Southern Energy PLC	36,523	1,021
Segro PLC	21,576	169
Severn Trent PLC	11,544	295
Smith & Nephew PLC	43,895	484
Smiths Group PLC	18,934	409
Standard Chartered PLC	59,266	1,688
Standard Life PLC	74,777	312
Tate & Lyle PLC	23,905	189
Tesco PLC	330,870	2,434
Thomson Reuters PLC	9,724	260
Tomkins PLC	52,405	158
Tullow Oil PLC	30,958	589
Unilever PLC	53,730	1,529
United Business Media PLC	14,507	158
United Utilities PLC	39,745	543
Vedanta Resources PLC	6,464	282
Vodafone Group PLC	2,232,001	6,630
Whitbread PLC	9,884	242
William Hill Organization Ltd.	20,662	132
William Morrison Supermarkets PLC	106,848	567
Wolseley PLC	32,648	245
WPP Group PLC	55,229	533

		111,580

Total Foreign Common Stocks		893,211

Foreign Preferred Stocks (0.7%)
Germany (0.7%)
Bayerische Motoren Werke AG, 5.683%	6,151	243
Fresenius AG, 1.510%	9,532	826
Fresenius Medical Care AG, 1.230%	23,337	1,283
Porsche AG, 5.000%	10,743	1,653
ProSiebenSat.1 Media AG, 0.840%	13,959	139
RWE AG, 1.750%	4,510	453
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Volkswagen AG, 1.210%	12,726	1,843

		6,440

Italy (0.0%)
Compagnia Assicuratrice Unipol SpA, 0.125%	179,443	347

Total Foreign Preferred Stocks		6,787

Exchange Traded Funds (1.8%)
iShares MSCI EAFE Index Fund (a)	177,800	12,216
iShares MSCI Germany Index Fund (a)	60,800	1,793
iShares MSCI Italy Index Fund (a)	50,000	1,346
iShares MSCI Japan Index Fund	71,000	886
iShares MSCI Spain Index Fund (a)	13,800	746

Total Exchange Traded Funds		16,987

Rights — Foreign (0.0%)
Japan (0.0%)
Dowa Mining Rights (b)(c)	25,000	—
United Kingdom (0.0%)
Barclays PLC	60,473	10
HBOS PLC	62,003	13

Total Rights — Foreign		23

Short-Term Investments (11.2%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	4,369,215	4,369
Credit Suisse Enhanced Liquidity Fund (d)	98,656,511	98,657

Total Short-Term Investments		103,026

Total Investments (Cost $765,213)(e) — 110.5%		1,020,034
Liabilities in excess of other assets — (10.5)%		(96,709)

Net Assets — 100.0%		$923,325

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $94,168.

(b)	Fair Value is Zero

(c)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of June 30, 2008.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

PPS	Partially Protected Shares

REIT	Real Estate Investment Trust
Amounts designated as “-” are $0 or have been rounded to $0.
The investment concentrations for the International Equity Index Fund as a percentage of net assets, by industry, as of June 30, 2008 were as follows:

Consumer Discretionary	10.7%
Consumer Staples	5.9
Energy	8.8
Exchange Traded Funds	1.7
Financials	25.7
Health Care	4.6
Industrials	12.1
Information Technology	4.9
Materials	10.6
Short Term Investment	11.2
Telecommunication Services	6.3
Transportation	0.1
Utilities	7.9
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (99.5%)
Consumer Discretionary (9.4%)
Johnson Controls, Inc.	400,000	11,472
McDonald’s Corp.	300,000	16,866
McGraw-Hill Cos., Inc. (The)	300,000	12,036
Omnicom Group, Inc.	300,000	13,464
Sony Corp. ADR (a)	175,000	7,655
Target Corp. (a)	225,000	10,460
Time Warner, Inc.	1,000,000	14,800
Walt Disney Co. (The) (a)	525,000	16,380
Whirlpool Corp. (a)	89,000	5,494

		108,627

Consumer Staples (12.0%)
Cadbury PLC SP ADR	270,000	13,586
Clorox Co. (The) (a)	300,000	15,660
CVS Caremark Corp.	550,000	21,763
Dr Pepper Snapple Group, Inc.* (a)	550,000	11,539
Home Depot, Inc. (The) (a)	456,000	10,680
Kraft Foods, Inc.	650,000	18,492
PepsiCo, Inc.	250,000	15,898
Procter & Gamble Co. (The)	275,000	16,723
Wal-Mart Stores, Inc. (a)	270,000	15,174

		139,515

Energy (12.2%)
Anadarko Petroleum Corp.	250,000	18,710
Baker Hughes, Inc. (a)	225,000	19,652
Chevron Corp.	300,000	29,739
Exxon Mobil Corp.	275,000	24,236
Halliburton Co. (a)	450,000	23,881
Marathon Oil Corp. (a)	500,000	25,935

		142,153

Financials (14.4%)
Ameriprise Financial, Inc.	500,000	20,335
Bank of America Corp.	600,000	14,322
Berkshire Hathaway, Inc., Cl B*	6,000	24,072
JPMorgan Chase & Co.	500,000	17,155
Marshall & Ilsley Corp. (a)	825,000	12,647
MetLife, Inc. (a)	325,000	17,150
Morgan Stanley	400,000	14,428
Principal Financial Group, Inc. (a)	400,000	16,788
State Street Corp.	250,000	15,998

	Shares or
	Principal
	Amount ($)	Value ($)
Wells Fargo & Co. (a)	600,000	14,250

		167,145

Health Care (11.7%)
Abbott Laboratories	205,000	10,859
Bristol-Myers Squibb Co.	800,000	16,424
Cardinal Health, Inc.	175,000	9,027
Covidien Ltd.	450,000	21,550
Johnson & Johnson	250,000	16,085
Medtronic, Inc.	400,000	20,700
Schering-Plough Corp.	800,000	15,752
Teva Pharmaceutical Industries Ltd. ADR (a)	350,000	16,030
UnitedHealth Group, Inc.	350,000	9,187

		135,614

Industrials (10.4%)
Danaher Corp.	181,000	13,991
Eaton Corp.	125,000	10,621
Emerson Electric Co.	325,000	16,071
Equifax, Inc. (a)	400,000	13,448
General Electric Co.	950,000	25,356
Goodrich Corp.	275,000	13,052
Tyco International Ltd.	325,000	13,013
United Technologies Corp.	250,000	15,425

		120,977

Information Technology (21.5%)
Accenture Ltd., Cl A	600,000	24,432
Agilent Technologies, Inc.*	500,000	17,770
Cisco Systems, Inc.*	1,000,000	23,260
Dell, Inc.*	850,000	18,598
eBay, Inc.*	525,000	14,348
Google, Inc., Cl A*	30,000	15,793
Intel Corp.	950,000	20,406
Microsoft Corp.	611,000	16,809
Nokia Corp. ADR	822,000	20,139
Oracle Corp.*	900,000	18,900
Symantec Corp.*	493,000	9,539
Texas Instruments, Inc.	500,000	14,080
Tyco Electronics Ltd.	500,000	17,910
Western Union Co.	700,000	17,304

		249,288

Materials (3.2%)
Alcoa, Inc.	500,000	17,810
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Praxair, Inc. (a)	200,000	18,848

		36,658

Telecommunication Services (3.3%)
AT&T, Inc.	670,000	22,572
Telefonica SA ADR	201,000	15,996

		38,568

Utilities (1.4%)
Edison International	325,000	16,698

Total Common Stocks		1,155,243

Short-Term Investment (15.8%)
Credit Suisse Enhanced Liquidity Fund (b)	183,871,300	183,871

Total Short-Term Investment		183,871

Money Market Fund (0.0%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	432,004	432

Total Money Market Fund		432

Total Investments (Cost $1,231,306)(d) — 115.3%		1,339,546
Liabilities in excess of other assets — (15.3)%		(177,773)

Net Assets — 100.0%		$1,161,773

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $177,080.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (98.2%)
Consumer Discretionary (8.9%)
DIRECTV Group, Inc. (The)* (a)	320,800	8,312
GameStop Corp., Cl A* (a)	146,647	5,924
International Game Technology	308,925	7,717
McDonald’s Corp.	194,350	10,926
NIKE, Inc., Cl B (a)	165,250	9,851
Nordstrom, Inc. (a)	207,400	6,284
Priceline.com, Inc.* (a)	29,800	3,441
Target Corp.	83,611	3,887

		56,342

Consumer Staples (10.8%)
Avon Products, Inc. (a)	224,573	8,089
Colgate-Palmolive Co.	126,321	8,729
Costco Wholesale Corp. (a)	113,395	7,953
CVS Caremark Corp.	260,200	10,296
PepsiCo, Inc.	198,854	12,645
Philip Morris International, Inc.	263,000	12,990
TJX Cos., Inc. (The) (a)	250,100	7,871

		68,573

Energy (12.9%)
Cameron International Corp.* (a)	168,100	9,304
Chesapeake Energy Corp. (a)	98,600	6,504
Exxon Mobil Corp.	137,090	12,082
Halliburton Co. (a)	226,811	12,037
Occidental Petroleum Corp.	141,000	12,670
Schlumberger Ltd.	169,762	18,237
Transocean, Inc.* (a)	73,552	11,209

		82,043

Financials (8.5%)
AFLAC, Inc.	173,225	10,879
American Express Co.	204,700	7,711
Goldman Sachs Group, Inc. (The) (a)	55,055	9,629
MasterCard, Inc., Cl A (a)	28,365	7,531
State Street Corp.	123,880	7,927

	Shares or
	Principal
	Amount ($)	Value ($)
Visa, Inc., Cl A*	129,921	10,564

		54,241

Health Care (14.5%)
Aetna, Inc.	170,975	6,930
Allergan, Inc. (a)	225,175	11,720
Baxter International, Inc. (a)	224,368	14,346
Becton, Dickinson & Co.	101,000	8,211
Covance, Inc.*	44,060	3,790
Express Scripts, Inc.* (a)	185,180	11,615
Gilead Sciences, Inc.* (a)	277,175	14,677
Johnson & Johnson	81,499	5,244
Merck & Co., Inc.	114,575	4,318
Novartis AG ADR (a)	126,400	6,957
Thermo Fisher Scientific, Inc.*	76,100	4,241

		92,049

Industrials (12.1%)
ABB, Ltd. SP ADR*	211,800	5,998
Deere & Co. (a)	80,650	5,817
Emerson Electric Co.	235,679	11,654
First Solar, Inc.*	9,800	2,674
Fluor Corp. (a)	45,930	8,547
Honeywell International, Inc.	229,571	11,543
Raytheon Co.	198,749	11,186
Roper Industries, Inc. (a)	65,000	4,282
SPX Corp.	37,900	4,992
Union Pacific Corp.	132,000	9,966

		76,659

Information Technology (24.6%)
Adobe Systems, Inc.* (a)	270,175	10,642
Analog Devices, Inc.	216,200	6,869
Apple, Inc.*	101,295	16,961
Cisco Systems, Inc.*	405,518	9,432
Google, Inc., Cl A*	36,053	18,978
Intel Corp.	652,350	14,012
International Business Machines Corp.	121,112	14,355
Juniper Networks, Inc.* (a)	253,225	5,617
Microsoft Corp.	650,622	17,899
NVIDIA Corp.*	397,000	7,432
Oracle Corp.*	536,163	11,259
QUALCOMM, Inc.	353,200	15,672
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Research In Motion Ltd.*	56,010	6,548

		155,676

Materials (5.9%)
Arch Coal, Inc.	86,100	6,460
Monsanto Co.	106,800	13,504
Mosaic Co. (The)* (a)	34,000	4,920
Praxair, Inc. (a)	130,305	12,280

		37,164

Total Common Stocks		622,747

Short-Term Investment (24.5%)
Credit Suisse Enhanced Liquidity Fund (b)	155,125,150	155,125

Total Short-Term Investment		155,125

Money Market Fund (3.8%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	23,813,292	23,813

Total Money Market Fund		23,813

Total Investments (Cost $724,071)(d) — 126.5%		801,685
Liabilities in excess of other assets — (26.5)%		(168,082)

Net Assets — 100.0%		$633,603

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $150,871.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (99.5%)
Consumer Discretionary (8.5%)
Abercrombie & Fitch Co., Cl A	5,357	336
AutoZone, Inc.*	3,416	413
Ball Corp.	13,317	636
Big Lots, Inc.*	12,885	403
BorgWarner, Inc.	7,683	341
Bunge Ltd.	9,671	1,041
Coach, Inc.*	10,724	310
DISH Network Corp., Cl A*	10,751	315
GameStop Corp., Cl A*	9,462	382
Garmin Ltd.	7,736	331
Hasbro, Inc.	11,033	394
Lennar Corp., Cl A	24,699	305
Limited Brands, Inc.	22,656	382
McDonald’s Corp.	16,218	912
NIKE, Inc., Cl B	8,883	529
Omnicom Group, Inc.	10,602	476
Sherwin-Williams Co. (The)	6,760	310
Swire Pacific Ltd. SP ADR Cl A	33,830	347
Walt Disney Co. (The)	26,750	835
YUM! Brands, Inc.	13,825	485

		9,483

Consumer Staples (9.9%)
ConAgra Foods, Inc.	37,791	729
Gap, Inc. (The)	25,330	422
General Mills, Inc.	15,274	928
Owens-Illinois, Inc.*	12,025	501
Philip Morris International, Inc.	32,843	1,622
Procter & Gamble Co. (The)	37,439	2,277
SUPERVALU, Inc.	25,105	776
Tiffany & Co.	9,166	374
TJX Cos., Inc. (The)	15,613	491
Wal-Mart Stores, Inc.	34,474	1,937
Wm. Wrigley Jr. Co.	12,176	947

		11,004

Energy (14.9%)
Chevron Corp.	3,906	387
ConocoPhillips	22,595	2,133
Eni SpA SP ADR	4,773	354
ENSCO International, Inc.	18,121	1,463
Exxon Mobil Corp.	54,795	4,829

	Shares or
	Principal
	Amount ($)	Value ($)
Hess Corp.	9,298	1,173
Marathon Oil Corp.	7,472	388
National-Oilwell Varco, Inc.*	4,647	412
Nexen, Inc.	10,055	400
Noble Corp.	6,116	397
Occidental Petroleum Corp.	20,685	1,859
Petro-Canada	6,650	371
Spectra Energy Corp.	36,328	1,044
Valero Energy Corp.	7,505	309
Williams Cos., Inc. (The)	26,856	1,083

		16,602

Financials (15.3%)
ACE Ltd.	14,487	798
AFLAC, Inc.	14,737	925
Allied Irish Banks PLC SP ADR	9,593	295
AMB Property Corp. REIT	12,277	618
Anglo Irish Bank Corp. PLC*	27,616	289
Annaly Capital Management, Inc.	41,539	644
Assurant, Inc.	11,292	745
Bank of Ireland SP ADR	7,552	264
Barclays PLC SP ADR	13,204	306
Chubb Corp. (The)	16,385	803
Discover Financial Services	50,251	662
Goldman Sachs Group, Inc. (The)	2,208	386
Host Hotels & Resorts, Inc.	46,839	639
Lehman Brothers Holdings, Inc.	10,867	215
Lloyds TSB Group PLC SP ADR	12,389	306
MasterCard, Inc., Cl A	2,656	705
MetLife, Inc.	17,927	946
Northern Trust Corp.	11,527	790
NYSE Euronext	14,045	712
ProLogis REIT	13,948	758
Public Storage REIT	9,133	738
SAFECO Corp.	11,300	759
TD Ameritrade Holding Corp.*	39,794	720
Torchmark Corp.	12,245	718
Travelers Cos., Inc. (The)	19,607	851
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Unum Group	33,602	687
Vornado Realty Trust REIT	8,540	752

		17,031

Health Care (11.0%)
Applera Corp. — Applied Biosystems Group	27,351	916
AstraZeneca PLC SP ADR	8,786	374
Baxter International, Inc.	19,761	1,264
Biogen Idec, Inc.*	17,276	966
Boston Scientific Corp.*	77,581	953
Eli Lilly & Co.	7,940	366
Express Scripts, Inc.*	14,373	901
Gilead Sciences, Inc.*	6,948	368
Johnson & Johnson	42,630	2,743
Patterson Cos., Inc.*	27,297	802
St. Jude Medical, Inc.*	24,257	992
UnitedHealth Group, Inc.	11,219	294
Watson Pharmaceuticals, Inc.*	32,326	878
Wyeth	8,649	415

		12,232

Industrials (10.7%)
Allied Waste Industries, Inc.*	52,868	667
Boeing Co. (The)	14,597	959
CSX Corp.	13,675	859
Deutsche Lufthansa AG SP ADR	14,972	329
Dover Corp.	13,861	670
Emerson Electric Co.	18,048	893
Fluor Corp.	4,361	812
General Dynamics Corp.	10,674	899
Goodrich Corp.	12,376	587
Honeywell International, Inc.	17,608	885
KBR, Inc.	18,167	634
Parker Hannifin Corp.	9,138	652
Precision Castparts Corp.	3,149	304
Raytheon Co.	14,043	790
Ryder System, Inc.	9,618	663
Snap-on, Inc.	6,822	355
Waters Corp.*	15,362	991

		11,949

Information Technology (14.9%)
Accenture Ltd., Cl A	19,165	780

	Shares or
	Principal
	Amount ($)	Value ($)
Activision, Inc.*	22,918	781
Adobe Systems, Inc.*	21,582	850
Affiliated Computer Services, Inc., Cl A*	15,075	806
Altera Corp.	35,822	741
Analog Devices, Inc.	24,351	774
AU Optronics Corp. SP ADR	20,517	325
BMC Software, Inc.*	21,259	765
Hewlett-Packard Co.	37,530	1,659
International Business Machines Corp.	17,571	2,083
Intuit, Inc.*	29,083	802
Lexmark International, Inc.*	22,041	737
Maxim Integrated Products, Inc.	17,286	366
Microsoft Corp.	67,560	1,859
NVIDIA Corp.*	15,959	299
Oracle Corp.*	16,842	354
QLogic Corp.*	50,317	734
Symantec Corp.*	43,894	849
Western Digital Corp.*	31,138	1,075

		16,639

Materials (4.4%)
AK Steel Holding Corp.	10,125	699
Antofagasta PLC SP ADR	13,966	366
BHP Billiton Ltd. SP ADR	4,509	384
Celanese Corp., Ser A	13,731	627
Companhia Vale do Rio Doce ADR	9,707	348
Compania de Minas Buenaventura SA ADR	5,987	391
Eastman Chemical Co.	9,330	642
Freeport-McMoRan Copper & Gold, Inc.	12,700	1,488

		4,945

Oil & Gas (3.2%)
Apache Corp.	9,190	1,277
Cimarex Energy Co.	12,437	867
CNOOC Ltd. ADR	2,163	375
PetroChina Co. Ltd. ADR	2,708	349
Petroleo Brasileiro SA SP ADR	6,467	375
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Total SA SP ADR	4,472	381

		3,624

Telecommunication Services (3.5%)
America Movil SAB de CV ADR, Ser L	6,435	339
AT&T, Inc.	53,788	1,812
Sprint Nextel Corp.	37,528	357
Telecomunicacoes de Sao Paulo SA SP ADR	13,658	384
Verizon Communications, Inc.	28,237	1,000

		3,892

Utilities (3.2%)
American Electric Power Co., Inc.	13,805	555
DTE Energy Co.	11,496	488
Duke Energy Corp.	35,378	615
MDU Resources Group, Inc.	13,959	487
Pepco Holdings, Inc.	18,599	477
Questar Corp.	8,613	612
Reliant Energy, Inc.*	17,751	377

		3,611

Total Common Stocks		111,012

Rights (0.0%)
Financials (0.0%)
Barclays PLC ADR (a)(b)	2,829	—

Total Rights		—

Money Market Fund (0.6%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	627,685	628

Total Money Market Fund		628

Total Investments (Cost $112,975)(d) — 100.1%		111,640
Liabilities in excess of other assets — (0.1)%		(114)

Net Assets — 100.0%		$111,526

*	Non-income producing security.

(a)	Fair Value is Zero

(b)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of June 30, 2008.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Amounts designated as “-” are zero or have been rounded to zero.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (94.6%)
Aerospace/Defense (0.6%)
Empresa Brasileira de Aeronautica SA ADR	257,050	6,812

Consumer Discretionary (10.0%)
Carnival Corp. (a)	281,250	9,270
Darden Restaurants, Inc.	156,906	5,012
Harley-Davidson, Inc.	260,650	9,451
Harman International Industries, Inc. (a)	186,933	7,737
J.C. Penney Co., Inc.	616,450	22,371
Mattel, Inc.	568,150	9,727
Newell Rubbermaid, Inc.	1,237,650	20,780
News Corp., Cl A (a)	798,950	12,016
Time Warner, Inc. (a)	1,536,050	22,734

		119,098

Consumer Staples (12.3%)
Campbell Soup Co. (a)	693,450	23,203
Clorox Co. (The) (a)	431,150	22,506
Colgate-Palmolive Co.	187,050	12,925
CVS Caremark Corp.	273,800	10,834
Hershey Co. (The) (a)	270,200	8,857
Home Depot, Inc. (The) (a)	887,950	20,796
Procter & Gamble Co. (The)	209,650	12,749
Safeway, Inc. (a)	249,650	7,128
Sara Lee Corp. (a)	1,786,100	21,880
Wal-Mart Stores, Inc.	87,050	4,892

		145,770

Energy (11.2%)
Chevron Corp. (a)	325,950	32,311
ConocoPhillips (a)	341,757	32,259
Exxon Mobil Corp.	460,400	40,575
Marathon Oil Corp.	549,100	28,482

		133,627

Financials (19.1%)
Bank of America Corp.	378,900	9,044
Citigroup, Inc.	582,079	9,756
Franklin Resources, Inc.	141,000	12,923
Genworth Financial, Inc., Cl A	548,500	9,769
Hartford Financial Services Group, Inc. (The)	384,250	24,811
HCC Insurance Holdings, Inc. (a)	337,250	7,129
JPMorgan Chase & Co.	711,916	24,426

	Shares or
	Principal
	Amount ($)	Value ($)
Lincoln National Corp. (a)	515,700	23,371
Morgan Stanley	191,208	6,897
National City Corp. (a)	1,604,650	7,654
Northern Trust Corp.	194,850	13,361
State Street Corp.	335,700	21,481
Travelers Cos., Inc. (The)	572,600	24,850
Wachovia Corp. (a)	439,550	6,826
Wells Fargo & Co. (a)	1,043,350	24,780

		227,078

Health Care (8.8%)
Bristol-Myers Squibb Co.	651,000	13,365
Cardinal Health, Inc.	201,063	10,371
Johnson & Johnson	405,400	26,083
Merck & Co., Inc.	800,300	30,163
Pfizer, Inc.	546,850	9,554
Quest Diagnostics, Inc.	105,400	5,109
Wyeth	197,900	9,491

		104,136

Industrials (15.2%)
3M Co.	306,250	21,312
Eaton Corp.	54,250	4,610
Emerson Electric Co.	185,904	9,193
General Electric Co.	1,339,200	35,743
PPG Industries, Inc.	443,750	25,458
R.R. Donnelley & Sons Co.	335,450	9,960
Rockwell Automation, Inc.	286,650	12,535
Southwest Airlines Co. (a)	356,250	4,645
United Parcel Service, Inc., Cl B (a)	472,200	29,026
United Technologies Corp.	335,850	20,722
Waste Management, Inc. (a)	194,600	7,338

		180,542

Information Technology (4.8%)
Harris Corp.	85,975	4,341
Intel Corp.	556,500	11,954
International Business Machines Corp.	41,400	4,907
Microsoft Corp.	478,250	13,157
Motorola, Inc.	1,399,250	10,270
Texas Instruments, Inc. (a)	444,950	12,530

		57,159

Materials (2.8%)
Alcoa, Inc.	190,300	6,779
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Allegheny Technologies, Inc.	91,300	5,412
E.I. du Pont de Nemours & Co.	295,900	12,691
Sonoco Products Co.	274,282	8,489

		33,371

Telecommunication Services (4.8%)
AT&T, Inc.	894,500	30,136
FairPoint Communications, Inc.	24	—
Verizon Communications, Inc. (a)	774,860	27,430

		57,566

Utilities (5.0%)
Dominion Resources, Inc. (a)	172,386	8,187
Duke Energy Corp. (a)	277,806	4,828
Edison International	149,850	7,699
Entergy Corp. (a)	65,900	7,940
PG&E Corp. (a)	382,650	15,187
Public Service Enterprise Group, Inc.	178,800	8,212

	Shares or
	Principal
	Amount ($)	Value ($)
Xcel Energy, Inc. (a)	379,650	7,620

		59,673

Total Common Stocks		1,124,832

Short-Term Investment (17.6%)
Credit Suisse Enhanced Liquidity Fund (b)	209,865,325	209,865

Total Short-Term Investment		209,865

Money Market Fund (5.3%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	63,292,168	63,292

Total Money Market Fund		63,292

Total Investments (Cost $1,448,040)(d) — 117.5%		1,397,989
Liabilities in excess of other assets — (17.5)%		(207,776)

Net Assets — 100.0%		$1,190,213

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $204,108.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (98.7%)
Consumer Discretionary (12.6%)
Advance Auto Parts, Inc.	68,361	2,655
American Eagle Outfitters, Inc.	115,256	1,571
Burger King Holdings, Inc.	65,765	1,762
Darden Restaurants, Inc.	55,457	1,771
International Game Technology (a)	70,146	1,752
Jack in the Box, Inc.* (a)	109,697	2,458
Mattel, Inc.	68,152	1,167
McGraw-Hill Cos., Inc. (The)	52,738	2,116
Mohawk Industries, Inc.* (a)	33,615	2,155
Nordstrom, Inc. (a)	70,113	2,124
Omnicom Group, Inc.	44,859	2,013
Whirlpool Corp. (a)	22,114	1,365

		22,909

Consumer Staples (6.0%)
Church & Dwight Co., Inc. (a)	50,973	2,872
Clorox Co. (The)	44,952	2,347
Dr Pepper Snapple Group, Inc.* (a)	87,591	1,838
Hanesbrands, Inc.* (a)	66,337	1,800
Pepsi Bottling Group, Inc. (The)	71,646	2,000

		10,857

Energy (12.2%)
Anadarko Petroleum Corp.	25,035	1,874
Cameron International Corp.* (a)	50,453	2,792
Chesapeake Energy Corp. (a)	43,409	2,863
Core Laboratories NV*	18,262	2,600
Diamond Offshore Drilling, Inc. (a)	20,145	2,803
Global Industries Ltd.*	74,605	1,338
Noble Energy, Inc.	28,189	2,835
ONEOK, Inc.	28,630	1,398
Patterson-UTI Energy, Inc. (a)	63,116	2,275

	Shares or
	Principal
	Amount ($)	Value ($)
Spectra Energy Corp.	48,000	1,379

		22,157

Financials (15.1%)
AMB Property Corp. REIT (a)	37,153	1,872
Ameriprise Financial, Inc.	56,946	2,316
Arch Capital Group Ltd.*	32,474	2,154
Discover Financial Services	110,552	1,456
Entertainment Properties Trust REIT (a)	40,153	1,985
Genworth Financial, Inc., Cl A	79,721	1,420
Janus Capital Group, Inc. (a)	105,960	2,805
Jones Lang LaSalle, Inc. (a)	31,686	1,907
M&T Bank Corp. (a)	28,259	1,993
Marshall & Ilsley Corp. (a)	89,899	1,378
Principal Financial Group, Inc. (a)	46,472	1,951
ProLogis REIT (a)	48,837	2,654
Raymond James Financial, Inc. (a)	68,790	1,815
SL Green Realty Corp. REIT (a)	21,925	1,814

		27,520

Health Care (9.5%)
Becton, Dickinson & Co.	23,952	1,947
Celgene Corp.*	23,648	1,510
Cephalon, Inc.*	15,835	1,056
Endo Pharmaceuticals Holdings, Inc.*	89,394	2,162
Express Scripts, Inc.*	36,743	2,305
Laboratory Corp. of America Holdings*	28,348	1,974
Millipore Corp.* (a)	23,070	1,566
Thermo Fisher Scientific, Inc.*	41,672	2,322
Universal Health Services, Inc., Cl B	39,829	2,518

		17,360

Industrials (13.0%)
Copart, Inc.*	54,417	2,330
Covanta Holding Corp.*	70,431	1,880
CSX Corp.	35,972	2,259
Curtiss-Wright Corp. (a)	47,133	2,109
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Dover Corp.	41,014	1,984
Eaton Corp.	30,033	2,552
Equifax, Inc. (a)	54,760	1,841
Goodrich Corp.	36,808	1,747
L-3 Communications Holdings, Inc. (a)	19,688	1,789
PACCAR, Inc. (a)	45,226	1,892
Rockwell Automation, Inc.	42,532	1,860
Toro Co. (The) (a)	39,573	1,316

		23,559

Information Technology (16.9%)
Adobe Systems, Inc.* (a)	32,632	1,285
Agilent Technologies, Inc.*	66,135	2,350
Analog Devices, Inc.	32,945	1,047
BMC Software, Inc.* (a)	71,611	2,579
Harris Corp.	52,884	2,670
Juniper Networks, Inc.* (a)	92,803	2,058
NCR Corp.*	87,791	2,212
Paychex, Inc. (a)	48,515	1,518
Sybase, Inc.* (a)	80,764	2,376
Teradata Corp.*	79,957	1,850
Teradyne, Inc.*	195,096	2,160
Tyco Electronics Ltd.	66,493	2,382
VeriSign, Inc.* (a)	35,406	1,338
Western Union Co.	65,905	1,629
Xerox Corp.	148,006	2,007
Xilinx, Inc. (a)	49,365	1,247

		30,708

Materials (6.2%)
Air Products & Chemicals, Inc.	22,100	2,184
Albemarle Corp. (a)	50,614	2,020
FMC Corp. (a)	36,142	2,799
Packaging Corp. of America (a)	63,357	1,363
Steel Dynamics, Inc. (a)	72,306	2,825

		11,191

Telecommunication Services (1.5%)
NTELOS Holdings Corp.	35,648	905
Telephone & Data Systems, Inc.	39,670	1,875

		2,780

Utilities (5.7%)
Edison International	52,062	2,675

	Shares or
	Principal
	Amount ($)	Value ($)
MDU Resources Group, Inc.	93,729	3,267
OGE Energy Corp.	75,521	2,395
PG&E Corp. (a)	51,092	2,028

		10,365

Total Common Stocks		179,406

Exchange Traded Fund (0.7%)
Banks (0.7%)
KBW Regional Banking	45,000	1,192

Total Exchange Traded Fund		1,192

Short-Term Investment (37.5%)
Credit Suisse Enhanced Liquidity Fund (b)	68,252,725	68,253

Total Short-Term Investment		68,253

Money Market Fund (0.7%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	1,341,773	1,342

Total Money Market Fund		1,342

Total Investments (Cost $234,777)(d) — 137.6%		250,193
Liabilities in excess of other assets — (37.6)%		(68,334)

Net Assets — 100.0%		$181,859

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $65,906.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (97.6%)
Aerospace/Defense (1.3%)
Empresa Brasileira de Aeronautica SA ADR (a)	129,000	3,419

Consumer Discretionary (14.8%)
American Axle & Manufacturing Holdings, Inc. (a)	455,100	3,636
Brunswick Corp. (a)	215,400	2,283
Darden Restaurants, Inc.	98,300	3,140
Foot Locker, Inc.	179,900	2,240
Harman International Industries, Inc. (a)	64,500	2,670
J.C. Penney Co., Inc.	77,500	2,813
Mattel, Inc.	285,100	4,881
Newell Rubbermaid, Inc.	268,400	4,506
Sappi Ltd. SP ADR	108,800	1,294
Teleflex, Inc.	107,200	5,959
Virgin Media, Inc. (a)	362,900	4,939
Whirlpool Corp. (a)	31,900	1,969

		40,330

Consumer Staples (12.8%)
Campbell Soup Co.	208,300	6,970
Clorox Co. (The) (a)	145,400	7,590
Gap, Inc. (The) (a)	126,900	2,115
Hershey Co. (The) (a)	110,200	3,612
Longs Drug Stores Corp. (a)	70,100	2,952
Pepsi Bottling Group, Inc. (The)	71,300	1,991
Safeway, Inc. (a)	114,100	3,257
Sara Lee Corp.	526,600	6,451

		34,938

Energy (3.0%)
Valero Energy Corp.	62,500	2,574
Williams Cos., Inc. (The)	139,300	5,615

		8,189

Financials (29.7%)
ACE, Ltd.	93,200	5,134
Aspen Insurance Holdings Ltd. (a)	58,900	1,394
Capital One Financial Corp. (a)	90,300	3,432
Colonial BancGroup, Inc. (The) (a)	1,269,700	5,612

	Shares or
	Principal
	Amount ($)	Value ($)
DuPont Fabros Technology, Inc. REIT (a)	250,500	4,669
Franklin Resources, Inc.	46,500	4,262
Genworth Financial, Inc., Cl A	274,900	4,896
Hanover Insurance Group, Inc. (The)	179,800	7,641
HCC Insurance Holdings, Inc.	159,700	3,376
Lazard Ltd., Cl A	208,500	7,120
Lincoln National Corp.	96,800	4,387
National City Corp. (a)	1,481,400	7,066
Northern Trust Corp.	52,500	3,600
Old Republic International Corp. (a)	231,100	2,736
People’s United Financial, Inc. (a)	366,500	5,718
Raymond James Financial, Inc. (a)	231,300	6,104
SL Green Realty Corp. REIT (a)	45,400	3,756

		80,903

Health Care (5.0%)
Beckman Coulter, Inc.	43,800	2,958
Cardinal Health, Inc.	105,600	5,447
Quest Diagnostics, Inc.	107,500	5,210

		13,615

Industrials (8.1%)
Eaton Corp.	24,600	2,090
Heartland Express, Inc. (a)	117,800	1,756
Herman Miller, Inc.	59,900	1,491
Magna International, Inc., Cl A	70,100	4,153
R.R. Donnelley & Sons Co.	93,100	2,764
Rockwell Automation, Inc.	98,100	4,290
Southwest Airlines Co. (a)	410,800	5,357

		21,901

Information Technology (4.5%)
Harris Corp.	22,900	1,156
Intersil Corp., Cl A (a)	77,600	1,887
Motorola, Inc.	406,400	2,983
Paychex, Inc. (a)	132,800	4,154
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Tyco Electronics Ltd.	57,300	2,053

		12,233

Materials (5.5%)
Eastman Chemical Co.	21,400	1,473
Ecolab, Inc.	31,600	1,358
Lubrizol Corp. (The)	91,100	4,221
Sonoco Products Co.	128,100	3,965
Valspar Corp. (The)	208,500	3,943

		14,960

Media (1.1%)
Meredith Corp. (a)	105,600	2,987

Telecommunications (0.8%)
Qwest Communications International, Inc. (a)	544,800	2,141

Utilities (11.0%)
Allegheny Energy, Inc.	72,300	3,623
American Electric Power Co., Inc.	105,100	4,228
Constellation Energy Group (a)	44,900	3,686
Edison International	96,600	4,964
Northeast Utilities Service Co.	141,200	3,605
PG&E Corp.	128,500	5,100

	Shares or
	Principal
	Amount ($)	Value ($)
Sempra Energy (a)	82,900	4,680

		29,886

Total Common Stocks		265,502

Short-Term Investment (30.7%)
Credit Suisse Enhanced Liquidity Fund (b)	83,674,725	83,675

Total Short-Term Investment		83,675

Money Market Fund (2.3%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	6,165,702	6,166

Total Money Market Fund		6,166

Total Investments (Cost $384,246)(d) — 130.6%		355,343
Liabilities in excess of other assets — (30.6)%		(83,163)

Net Assets — 100.0%		$272,180

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $79,957.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Long Positions (129.2%)
Common Stocks (129.2%)
Casinos & Gaming (2.6%)
International Speedway Corp., Cl A	1,900	74
Wynn Resorts Ltd.	600	49

		123

Diversified (14.1%)
Cornell Companies, Inc.*	2,200	53
Fidelity National Financial, Inc., Cl A	4,300	54
First American Corp.	600	16
Lexington Realty Trust REIT	6,700	91
Liberty Property Trust REIT	2,100	70
The Geo Group, Inc.*	1,400	31
Vornado Realty Trust REIT	3,700	326
Washington Real Estate Investment Trust	1,300	39

		680

Healthcare (8.0%)
Cogdell Spencer, Inc. REIT	3,800	62
Health Management Associates, Inc., Cl A*	2,400	15
HealthSouth Corp.*	4,500	75
LifePoint Hospitals, Inc.*	1,300	37
Sun Healthcare Group, Inc.*	1,500	20
Tenet Healthcare Corp.*	17,000	94
Universal Health Services, Inc., Cl B	600	38
Ventas, Inc. REIT	1,100	47

		388

Heavy Construction (7.5%)
EMCOR Group, Inc.*	1,700	48
Granite Construction, Inc.	4,600	145
Perini Corp.*	2,800	93

	Shares or
	Principal
	Amount ($)	Value ($)
The Shaw Group, Inc.*	1,200	74

		360

Hotels & Leisure Properties (10.8%)
Ashford Hospitality Trust	27,600	127
Cedar Fair LP	4,500	84
Hersha Hospitality Trust REIT	2,200	17
Hospitality Properties Trust REIT	3,300	81
LaSalle Hotel Properties REIT	700	18
Life Time Fitness, Inc.*	2,600	77
Sunstone Hotel Investors, Inc. REIT	3,900	65
The Marcus Corp.	3,600	54

		523

Industrial (15.8%)
AMB Property Corp. REIT	3,400	171
Extra Space Storage, Inc. REIT	300	5
First Potomac Realty Trust REIT	800	12
Fluor Corp.	200	37
KBR, Inc.	2,100	74
ProLogis REIT	6,900	375
Public Storage REIT	1,100	89

		763

Land & Forest Products (7.1%)
Plum Creek Timber Co., Inc.	4,700	201
Potlatch Corp.	1,500	68
Rayonier, Inc. REIT	1,700	72

		341

Mortgage (3.6%)
Annaly Capital Management, Inc.	3,700	57
Anworth Mortgage Asset Corp. REIT	5,100	33
Capstead Mortgage Corp. REIT	2,900	32
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
MFA Mortgage Investments, Inc. REIT	8,100	53

		175

Office (13.7%)
Alexandria Real Estate Equities, Inc.	900	88
Boston Properties, Inc. REIT	2,200	198
Corporate Office Properties Trust REIT	600	21
Digital Reality Trust, Inc. REIT	1,400	57
Douglas Emmett, Inc. REIT	3,900	86
Highwoods Properties, Inc. REIT	2,000	63
HRPT Properties Trust REIT	7,000	47
SL Green Realty Corp. REIT	1,200	99

		659

Real Estate Services (3.4%)
CoStar Group, Inc.*	500	22
Grubb & Ellis Co.	6,500	25
LoopNet, Inc.*	1,100	12
National Retail Properties, Inc. REIT	3,500	73
Tejon Ranch Co.*	900	33

		165

Residential (15.3%)
AvalonBay Communities, Inc. REIT	2,900	259
Equity Residential REIT	4,300	164
Essex Property Trust, Inc. REIT	600	64
M/I Homes, Inc.	5,800	91
Meritage Homes Corp.*	1,500	23
Mid-America Aparment Communities, Inc. REIT	800	41

	Shares or
	Principal
	Amount ($)	Value ($)
Standard Pacific Corp.	29,000	98

		740

Retail (27.3%)
CBL & Associates Properties, Inc. REIT	3,900	89
Federal Realty Investment Trust REIT	800	55
General Growth Properties, Inc. REIT	2,000	70
Glimcher Realty Trust REIT	2,300	26
Kimco Realty Corp. REIT	5,500	190
Pennsylvania Real Estate Investment Trust	3,100	72
Penske Automotive Group, Inc.	3,300	49
Regency Centers Corp. REIT	400	24
Simon Property Group, Inc. REIT	4,900	440
Taubman Centers, Inc. REIT	2,200	107
The Macerich Co. REIT	2,700	167
Urstadt Biddle Properties, Cl A REIT	2,000	29

		1,318

Total Common Stocks		6,235

Total Investments —129.2%
(Total Long Positions) (Cost $6,778) (a)		6,235

Other assets in excess of liabilities — 0.0%		—
Short Postions (see summary below) (29.2%)		(1,409)

Net Assets — 100.0%		$4,826

Short Positions ((29.2)%)
Common Stocks Sold Short ((29.2)%)
Casinos & Gaming ((1.8)%)
Las Vegas Sands Corp.*	(800)	(38)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Monarch Casino & Resort, Inc.*	(4,300)	(51)

		(89)

Diversified ((2.4)%)
Michael Baker Corp.*	(1,300)	(28)
LandAmerica Financial Group, Inc.	(2,900)	(64)
PICO Holdings, Inc.*	(500)	(22)

		(114)

Healthcare ((3.1)%)
Healthcare Realty Trust, Inc. REIT	(3,600)	(86)
Medical Properties Trust, Inc. REIT	(800)	(8)
National Health Investors, Inc. REIT	(1,900)	(54)

		(148)

Heavy Construction ((3.9)%)
Dycom Industries, Inc.*	(3,900)	(56)
Insituform Technologies, Inc.*	(3,000)	(46)
Layne Christensen Co.*	(700)	(31)
Orion Marine Group, Inc.*	(4,000)	(56)

		(189)

Homebuilders ((4.8)%)
D.R. Horton, Inc.	(9,800)	(106)
KB Home	(2,400)	(41)
Pulte Homes, Inc.	(7,000)	(67)
Toll Brothers, Inc.*	(1,000)	(19)

		(233)

Hotels & Leisure Properties ((3.9)%)
MGM MIRAGE*	(2,300)	(78)
Morgans Hotel Group*	(6,600)	(68)

	Shares or
	Principal
	Amount ($)	Value ($)
Town Sports International Holdings, Inc.*	(4,500)	(42)

		(188)

Industrial ((6.1)%)
URS Corp.*	(7,000)	(295)

Mortgage ((2.4)%)
CBRE Realty Finance, Inc. REIT	(6,100)	(21)
Federal National Mortgage Association	(600)	(11)
KKR Financial Holdings LLC	(7,800)	(82)

		(114)

Residential ((0.8)%)
American Campus Communities, Inc. REIT	(374)	(11)
Post Properties, Inc.	(400)	(12)
Sun Communities, Inc. REIT	(900)	(16)

		(39)

Total Common Stocks Sold Short		(1,409)

Total Investment Securities Sold Short (Proceeds $1,570)		(1,409)

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust
Amounts designated as “-” are zero or have been rounded to zero.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Select Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (94.5%)
Consumer Discretionary (7.8%)
International Game Technology	70,095	1,751
McDonald’s Corp.	56,500	3,177
NIKE, Inc., Cl B (a)	46,450	2,769
Omnicom Group, Inc.	46,550	2,089

		9,786

Consumer Staples (13.5%)
Colgate-Palmolive Co.	41,050	2,837
Costco Wholesale Corp. (a)	54,980	3,856
CVS Caremark Corp.	84,370	3,338
PepsiCo, Inc.	59,120	3,759
TJX Cos., Inc. (The) (a)	99,510	3,132

		16,922

Energy (12.9%)
Cameron International Corp.* (a)	72,750	4,027
Exxon Mobil Corp.	21,510	1,895
Halliburton Co.	51,440	2,730
Occidental Petroleum Corp. (a)	22,980	2,065
Schlumberger Ltd.	50,160	5,389

		16,106

Financials (6.0%)
AFLAC, Inc.	37,730	2,370
State Street Corp.	39,700	2,540
T. Rowe Price Group, Inc. (a)	45,540	2,572

		7,482

Health Care (17.0%)
Allergan, Inc. (a)	39,900	2,077
Baxter International, Inc.	49,850	3,187
Becton, Dickinson & Co.	42,550	3,459
Express Scripts, Inc.*	45,440	2,850
Gilead Sciences, Inc.* (a)	83,035	4,397
Merck & Co., Inc.	48,835	1,841
Thermo Fisher Scientific, Inc.*	61,000	3,399

		21,210

Industrials (6.9%)
Emerson Electric Co.	57,250	2,831
Raytheon Co.	53,610	3,017

	Shares or
	Principal
	Amount ($)	Value ($)
United Technologies Corp.	45,030	2,779

		8,627

Information Technology (25.8%)
Adobe Systems, Inc.* (a)	67,360	2,653
Analog Devices, Inc.	58,360	1,854
Apple, Inc.*	25,970	4,348
Cisco Systems, Inc.*	133,880	3,114
Google, Inc., Cl A*	4,520	2,379
Intel Corp.	207,696	4,461
International Business Machines Corp.	33,995	4,030
Oracle Corp.*	155,168	3,259
QUALCOMM, Inc.	86,100	3,820
Research In Motion Ltd.*	19,800	2,315

		32,233

Materials (4.6%)
Monsanto Co.	24,800	3,136
Praxair, Inc.	27,820	2,622

		5,758

Total Common Stocks		118,124

Short-Term Investment (17.4%)
Credit Suisse Enhanced Liquidity Fund (b)	21,829,375	21,829

Total Short-Term Investment		21,829

Money Market Fund (5.6%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	7,069,382	7,069

Total Money Market Fund		7,069

Total Investments (Cost $135,485)(d) — 117.5%		147,022
Liabilities in excess of other assets — (17.5)%		(21,875)

Net Assets — 100.0%		$125,147

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $21,297.

(b)	This security was purchased with cash collateral held from securities lending.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Select Large Cap Growth Stock Fund

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (97.0%)
Consumer Discretionary (14.8%)
Aeropostale, Inc.* (a)	150,059	4,701
Brightpoint, Inc.*	298,633	2,180
Brinker International, Inc. (a)	121,615	2,299
Buckle, Inc., (The)	61,734	2,823
Buffalo Wild Wings, Inc.* (a)	96,456	2,395
California Pizza Kitchen, Inc.* (a)	164,466	1,840
Callaway Golf Co. (a)	188,725	2,233
Darling International, Inc.*	254,285	4,201
Deckers Outdoor Co.*	38,685	5,385
Dress Barn, Inc. (The)*	210,182	2,812
Fossil, Inc.* (a)	139,340	4,051
FTI Consulting, Inc.*	58,609	4,012
Guess?, Inc.	71,296	2,670
Gymboree Corp., (The)*	74,831	2,998
Iconix Brand Group, Inc.* (a)	122,548	1,480
Jack in the Box, Inc.* (a)	126,488	2,835
John Wiley & Sons, Inc., Cl A	56,006	2,522
LKQ Corp.* (a)	166,473	3,008
Lumber Liquidators, Inc.*	75,400	980
McCormick & Schmick’s Seafood Restaurants, Inc.*	192,967	1,860
Navigant Consulting, Inc.*	187,574	3,669
Netflix, Inc.* (a)	72,220	1,883
Phillips-Van Heusen Corp.	38,398	1,406
Priceline.com, Inc.* (a)	17,236	1,990
Red Robin Gourmet Burgers, Inc.* (a)	66,860	1,855
Tempur-Pedic International, Inc. (a)	106,368	831
Tupperware Brands Corp. (a)	171,205	5,859
Tween Brands, Inc.*	212,638	3,500
WMS Industries, Inc.* (a)	107,410	3,198

		81,476

Consumer Staples (2.6%)
American Oriental Bioengineering, Inc.* (a)	335,830	3,314
BJ’s Wholesale Club, Inc.*	82,660	3,199

	Shares or
	Principal
	Amount ($)	Value ($)
Chattem, Inc.* (a)	60,166	3,914
Flowers Foods, Inc. (a)	136,975	3,882

		14,309

Energy (4.6%)
Atwood Oceanics, Inc.* (a)	37,344	4,643
Dril-Quip, Inc.*	81,409	5,129
Grey Wolf, Inc.* (a)	701,434	6,334
Matrix Service Co.* (a)	143,857	3,317
PetroQuest Energy, Inc.* (a)	223,900	6,023

		25,446

Financials (6.8%)
Digital Reality Trust, Inc. REIT (a)	142,864	5,845
Hanover Insurance Group, Inc. (The)	93,666	3,981
Huron Consulting Group, Inc.* (a)	54,587	2,475
Navigators Group, Inc., (The)* (a)	51,112	2,763
Nelnet, Inc., Cl A	125,504	1,409
NewAlliance Bancshares, Inc. (a)	118,543	1,479
RLI Corp. (a)	42,452	2,100
South Financial Group, Inc. (The) (a)	239,083	937
SVB Financial Group* (a)	75,491	3,632
Tanger Factory Outlet Centers, Inc. REIT (a)	72,393	2,601
Texas Capital Bancshares, Inc.*	126,574	2,025
TNS, Inc.*	144,099	3,453
Waddell & Reed Financial, Inc., Cl A (a)	76,437	2,676
World Acceptance Corp.* (a)	52,458	1,766

		37,142

Health Care (20.8%)
Alexion Pharmaceuticals, Inc.* (a)	100,374	7,277
Alkermes, Inc.* (a)	291,225	3,600
Alliance Imaging, Inc.* (a)	476,732	4,133
AMAG Pharmaceuticals, Inc.* (a)	65,056	2,218
ArthroCare Corp.* (a)	132,365	5,402
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
BioMarin Pharmaceutical, Inc.* (a)	95,194	2,759
Genoptix, Inc.*	97,921	3,089
Haemonetics Corp.* (a)	80,074	4,441
HealthExtras, Inc.* (a)	150,097	4,524
Illumina, Inc.* (a)	30,992	2,700
inVentiv Health, Inc.* (a)	143,677	3,993
K-V Pharmaceutical Co.* (a)	203,840	3,940
Meridian Bioscience, Inc. (a)	188,710	5,080
Neogen Corp.*	92,499	2,117
NuVasive, Inc.* (a)	139,435	6,227
OSI Pharmaceuticals, Inc.* (a)	64,790	2,677
PAREXEL International Corp.*	228,918	6,023
Perrigo Co. (a)	127,075	4,037
Phase Forward, Inc.*	143,576	2,580
Progenics Pharmaceuticals, Inc.* (a)	193,970	3,078
Psychiatric Solutions, Inc.* (a)	155,309	5,877
Savient Pharmaceuticals, Inc.* (a)	149,045	3,771
STERIS Corp.	193,800	5,574
United Therapeutics Corp.* (a)	46,343	4,530
Varian, Inc.*	98,529	5,031
West Pharmaceutical Services, Inc. (a)	128,224	5,550
XenoPort, Inc.*	96,353	3,761

		113,989

Industrials (13.3%)
American Superconductor Corp.*	55,072	1,974
AZZ, Inc.*	81,866	3,267
Bucyrus International, Inc., Cl A	27,009	1,972
CIRCOR International, Inc.	97,325	4,768
Curtiss-Wright Corp. (a)	112,956	5,054
GrafTech International Ltd.*	240,640	6,456
InnerWorkings, Inc.* (a)	242,864	2,905
Kansas City Southern* (a)	76,927	3,384

	Shares or
	Principal
	Amount ($)	Value ($)
Lindsay Corp. (a)	49,963	4,245
Lufkin Industries, Inc.	40,949	3,410
Orbital Sciences Corp.* (a)	211,682	4,987
Powell Industries, Inc.*	55,297	2,788
RBC Bearings, Inc.*	106,200	3,539
Robbins & Myers, Inc. (a)	103,833	5,178
URS Corp.*	94,344	3,960
Valmont Industries, Inc.	21,690	2,262
Wabtec Corp. (a)	130,737	6,356
Woodward Governor Co. (a)	179,791	6,411

		72,916

Information Technology (19.5%)
ANADIGICS, Inc.* (a)	319,611	3,148
Anixter International, Inc.* (a)	69,462	4,132
ANSYS, Inc.* (a)	89,929	4,237
Ariba, Inc.* (a)	422,414	6,214
AsiaInfo Holdings, Inc.*	193,171	2,283
Atheros Communications* (a)	147,343	4,420
AuthenTec, Inc.*	331,746	3,457
Bankrate, Inc.* (a)	44,424	1,736
Cavium Networks, Inc.*	76,936	1,616
Comtech Telecommunications Corp.* (a)	116,656	5,716
CyberSource Corp.* (a)	288,710	4,830
Dionex Corp.*	85,402	5,668
Double-Take Software, Inc.*	275,470	3,785
Energy Conversion Devices, Inc.* (a)	40,172	2,958
eResearchTechnology, Inc.* (a)	310,844	5,421
Foundry Networks, Inc.* (a)	150,164	1,775
Hutchinson Technology, Inc.*	95,777	1,287
Informatica Corp.* (a)	273,494	4,113
j2 Global Communications, Inc.* (a)	168,760	3,881
Jack Henry & Associates, Inc. (a)	62,417	1,351
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Macrovision Solutions Corp.*	177,863	2,661
Manhattan Associates, Inc.*	118,500	2,812
ManTech International Corp., Cl A*	56,600	2,724
MICROS Systems, Inc.* (a)	130,995	3,994
Nuance Communications, Inc.* (a)	182,387	2,858
Omniture, Inc.*	109,247	2,029
PMC-Sierra, Inc.*	323,462	2,475
Polycom, Inc.* (a)	129,904	3,164
Radiant Systems, Inc.* (a)	295,052	3,166
Silicon Laboratories, Inc.*	55,874	2,017
SPSS, Inc.*	61,297	2,229
Sybase, Inc.*	90,174	2,653
Tessera Technologies, Inc.* (a)	125,934	2,062

		106,872

Materials (8.9%)
American Vanguard Corp. (a)	94,473	1,162
Ameron International Corp.	25,948	3,113
Compass Minerals International, Inc.	51,251	4,129
Greif, Inc., Cl A (a)	37,277	2,387
International Coal Group, Inc.*	174,379	2,276
James River Coal Co.*	35,870	2,105
Koppers Holdings, Inc.	74,294	3,111
Metalico, Inc.* (a)	233,686	4,094
Northwest Pipe Co.*	52,549	2,932
Olympic Steel, Inc.	40,722	3,092
Polypore International, Inc.*	111,812	2,832
Rock-Tenn Co., Cl A (a)	79,618	2,388
Schnitzer Steel Industries, Inc., Cl A (a)	12,779	1,464
Silgan Holdings, Inc.	70,043	3,554
Terra Industries, Inc. (a)	37,712	1,861
Titan Machinery, Inc.* (a)	60,344	1,890
Willbros Group, Inc.* (a)	143,635	6,293

		48,683

Oil & Gas (3.4%)
Bill Barrett Corp.*	84,975	5,049

	Shares or
	Principal
	Amount ($)	Value ($)
Comstock Resources, Inc.* (a)	65,608	5,539
GMX Resources, Inc.*	40,719	3,017
Penn Virginia Corp.	64,135	4,837

		18,442

Transportation (2.3%)
American Commercial Lines, Inc.* (a)	202,459	2,213
Hornbeck Offshore Services, Inc.* (a)	111,936	6,326
Kirby Corp.*	49,730	2,387
Ultrapetrol Bahamas Ltd.* (a)	155,448	1,960

		12,886

Total Common Stocks		532,161

Warrants (0.0%)
Health Care (0.0%)
Drugmax, Inc. (b)(c)	1,301,500	—

Telecommunications (0.0%)
Sunair Services Corp. (b)(c)(d)	350,000	—

Total Warrants		—

Short-Term Investment (44.1%)
Credit Suisse Enhanced Liquidity Fund (e)	242,074,434	242,074

Total Short-Term Investment		242,074

Money Market Fund (3.2%)
RidgeWorth Institutional Cash Management Money Market Fund (f)	17,373,041	17,373

Total Money Market Fund		17,373

Total Investments (Cost $753,551)(g) — 144.3%		791,608
Liabilities in excess of other assets — (44.3)%		(243,011)

Net Assets — 100.0%		$548,597

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $233,821.

(b)	Market value is zero.

(c)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.0% of net assets as of June 30, 2008.

(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid security held by the Fund as of June 30, 2008 is identified below (amount in thousands):

					Percentage of
Issue	Acquisition	Cost		Value	Net Assets
Description	Date	($)	Shares	($)	(%)
Sunair Services Corp. Warrants	12/15/05	—	350	—	—

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust
Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (97.7%)
Consumer Discretionary (25.0%)
Aaron Rents, Inc. (a)	207,100	4,625
ABM Industries, Inc. (a)	324,638	7,223
American Greetings Corp., Cl A	87,200	1,076
Asbury Automotive Group, Inc. (a)	540,139	6,941
Bassett Furniture Industries, Inc.	229,854	2,712
bebe Stores, Inc. (a)	554,434	5,328
Brown Shoe Co., Inc. (a)	404,188	5,477
CBRL Group, Inc. (a)	156,400	3,833
CKE Restaurants, Inc.	854,135	10,651
Cobra Electronics Corp.	231,714	633
Foot Locker, Inc. (a)	218,000	2,714
Group 1 Automotive, Inc. (a)	180,800	3,592
Interface, Inc., Cl A (a)	1,652,121	20,700
K-Swiss, Inc., Cl A (a)	322,800	4,745
Movado Group, Inc.	200,526	3,970
OfficeMax, Inc. (a)	268,900	3,738
Pep Boys-Manny, Moe & Jack (The) (a)	205,600	1,793
Stage Stores, Inc.	210,854	2,461
Teleflex, Inc.	215,300	11,969
Tempur-Pedic International, Inc. (a)	615,300	4,805
Thor Industries, Inc. (a)	344,500	7,324

		116,310

Consumer Staples (1.7%)
Diamond Foods, Inc.	174,300	4,016
Regis Corp. (a)	123,300	3,249
Signet Group PLC SP ADR (a)	86,078	857

		8,122

Diversified Operations (1.2%)
Brink’s Co. (The)	85,700	5,607

Energy (8.1%)
CARBO Ceramics, Inc. (a)	182,400	10,643
CHC Helicopter Corp., Cl A	492,238	15,171
Holly Corp.	140,900	5,202
RPC, Inc. (a)	125,300	2,105

	Shares or
	Principal
	Amount ($)	Value ($)
Tidewater, Inc. (a)	73,700	4,793

		37,914

Financials (17.1%)
Bank of Hawaii Corp. (a)	96,400	4,608
City National Corp. (a)	66,200	2,785
Evercore Partners, Inc., Cl A (a)	178,500	1,696
GFI Group, Inc.	45,100	406
Glacier Bancorp, Inc. (a)	286,306	4,578
Greenhill & Co., Inc. (a)	50,200	2,704
Grubb & Ellis Co.	797,711	3,071
HCC Insurance Holdings, Inc.	514,950	10,886
Horizon Financial Corp. (a)	170,532	1,064
IPC Holdings Ltd. (a)	121,400	3,223
OneBeacon Insurance Group Ltd.	320,200	5,626
Oppenheimer Holdings, Inc., Cl A	13,700	387
Ramco-Gershenson Properties Trust REIT	176,400	3,623
Raymond James Financial, Inc. (a)	778,611	20,548
SWS Group, Inc. (a)	254,198	4,222
Washington Real Estate Investment Trust (a)	176,700	5,310
Wesco Financial Corp.	12,400	4,737

		79,474

Health Care (14.5%)
Brookdale Senior Living, Inc. (a)	141,000	2,871
Cooper Cos., Inc. (The) (a)	645,496	23,980
Ensign Group, Inc.	172,100	1,979
Mentor Corp. (a)	405,400	11,278
STERIS Corp.	785,257	22,584
Vital Signs, Inc.	79,994	4,542

		67,234

Industrials (13.5%)
Cubic Corp.	56,300	1,254
Dynamic Materials Corp.	46,600	1,536
Genesis Lease Ltd. ADR	216,980	2,241
Grupo Aeroportuario del Centro Norte SAB de CV ADR	56,200	932
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Grupo Aeroportuario del Pacifico SA de CV ADR	467,476	13,730
Heartland Express, Inc. (a)	329,300	4,910
Herman Miller, Inc. (a)	287,600	7,158
KMG Chemicals, Inc. (a)	44,000	455
LSI Industries, Inc.	38,900	316
Multi-Color Corp.	170,675	3,582
Snap-on, Inc. (a)	192,000	9,986
Tomkins PLC ADR (a)	328,503	3,975
UTI Worldwide, Inc.	255,900	5,105
Wabtec Corp. (a)	153,100	7,444

		62,624

Information Technology (5.8%)
Black Box Corp.	77,400	2,105
Cohu, Inc. (a)	218,653	3,210
Fair Isaac Corp.	627,060	13,024
Keithley Instruments, Inc.	219,000	2,080
Nam Tai Electronics, Inc.	497,996	6,514

		26,933

Materials (7.0%)
Aceto Corp.	244,100	1,865
Bemis Co., Inc. (a)	201,386	4,515
Harry Winston Diamond Corp.	219,500	6,319
Nalco Holding Co. (a)	416,000	8,798
Packaging Corp. of America (a)	220,500	4,743
Valspar Corp. (The) (a)	322,444	6,098

		32,338

Media (1.9%)
Meredith Corp. (a)	258,500	7,313
PRIMEDIA, Inc. (a)	367,614	1,713

		9,026

Telecommunications (0.8%)
Alaska Communications Systems Group, Inc. (a)	307,600	3,673

Utilities (1.1%)
ALLETE, Inc. (a)	90,500	3,801

	Shares or
	Principal
	Amount ($)	Value ($)
Companhia de Saneamento Basico do Estado de Sao Paulo ADR (a)	29,400	1,504

		5,305

Total Common Stocks		454,560

Short-Term Investment (45.1%)
Credit Suisse Enhanced Liquidity Fund (b)	210,061,853	210,062

Total Short-Term Investment		210,062

Money Market Fund (4.4%)
RidgeWorth Institutional Cash Management Money Market Fund (c)	20,306,023	20,306

Total Money Market Fund		20,306

Total Investments (Cost $726,080)(d) — 147.2%		684,928
Liabilities in excess of other assets — (47.2)%		(219,596)

Net Assets — 100.0%		$465,332

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $201,589.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Long Positions (130.1%)
Common Stocks (128.6%)
Aerospace/Defense (1.3%)
Moog, Inc.*	300	11
Rockwell Collins, Inc.	800	38
TASER International, Inc.*	1,500	8

		57

Commercial Services (1.3%)
Hertz Global Holdings, Inc.*	1,800	17
Kelly Services, Inc., Cl A	2,000	39

		56

Consumer Discretionary (8.0%)
Bunge Ltd.	300	32
Coach, Inc.*	600	17
Comcast Corp., Cl A	500	9
Darden Restaurants, Inc.	600	19
eBay, Inc.*	1,200	33
HNI Corp.	1,100	19
Hubbell, Inc., Cl B	900	36
Jackson Hewitt Tax Service, Inc.	1,600	20
Kimberly-Clark Corp.	900	54
Lennar Corp., Cl A	1,300	16
McDonald’s Corp.	600	34
Omnicom Group, Inc.	200	9
Rent-A-Center, Inc.*	1,100	23
Staples, Inc.	500	12
Wausau Paper Corp.	2,500	19

		352

Consumer Staples (11.0%)
Altria Group, Inc.	3,300	68
Archer-Daniels-Midland Co.	1,100	37
Colgate-Palmolive Co.	500	35
ConAgra Foods, Inc.	700	13
Fresh Del Monte Produce, Inc.*	1,100	26
Gap, Inc. (The)	600	10
Omega Protein Corp.*	800	12
Owens-Illinois, Inc.*	400	17
Pepsi Bottling Group, Inc. (The)	1,300	36
PepsiAmericas, Inc.	1,500	30
PepsiCo, Inc.	1,400	89

	Shares or
	Principal
	Amount ($)	Value ($)
Procter & Gamble Co. (The)	200	12
Sanderson Farms, Inc.	900	31
SUPERVALU, Inc.	400	12
Wal-Mart Stores, Inc.	1,000	56

		484

Diversified Operations (1.0%)
Carlisle Cos., Inc.	1,100	32
Cooper Industries, Ltd., Cl A	300	12

		44

Energy (14.6%)
Anadarko Petroleum Corp.	500	37
Chesapeake Energy Corp.	400	26
Chevron Corp.	900	89
ConocoPhillips	700	66
Devon Energy Corp.	200	24
Exxon Mobil Corp.	2,200	194
Hess Corp.	300	38
Mariner Energy, Inc.*	400	15
Murphy Oil Corp.	200	20
Noble Corp.	200	13
Noble Energy, Inc.	200	20
Occidental Petroleum Corp.	500	45
Transocean, Inc.*	200	31
Williams Cos., Inc. (The)	600	24

		642

Financials (15.8%)
ACE Ltd.	1,100	61
American Physicians Capital, Inc.	400	19
Chubb Corp. (The)	1,000	49
Dime Community Bancshares, Inc.	2,400	40
Discover Financial Services	1,800	24
Goldman Sachs Group, Inc. (The)	400	70
Hudson City Bancorp, Inc.	3,100	52
Interactive Brokers Group, Inc., Cl A*	1,500	48
IntercontinentalExchange, Inc.*	300	34
Janus Capital Group, Inc.	800	21
Knight Capital Group, Inc., Cl A*	1,200	21
MetLife, Inc.	200	10
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Northern Trust Corp.	200	14
NYSE Euronext	200	10
Oriental Financial Group, Inc.	2,400	34
Regions Financial Corp.	800	9
RiskMetrics Group, Inc.*	600	12
SEI Investments Co.	400	9
State Street Corp.	200	13
T. Rowe Price Group, Inc.	300	17
Torchmark Corp.	200	12
Travelers Cos., Inc. (The)	1,200	52
Waddell & Reed Financial, Inc., Cl A	600	21
Westamerica Bancorp	800	42

		694

Health Care (14.6%)
Abbott Laboratories	500	26
Advisory Board Co. (The)*	300	12
Aetna, Inc.	600	24
AMERIGROUP Corp.*	1,600	33
Amgen, Inc.*	600	28
Applera Corp. — Applied Biosystems Group	1,200	40
Barr Pharmaceuticals, Inc.*	300	14
Baxter International, Inc.	900	58
Becton, Dickinson & Co.	300	24
Biogen Idec, Inc.*	500	28
BioMarin Pharmaceutical, Inc.*	300	9
Bristol-Myers Squibb Co.	700	14
Eli Lilly & Co.	700	32
Genzyme Corp.*	600	43
Gilead Sciences, Inc.*	1,100	58
Hospira, Inc.*	500	20
Humana, Inc.*	300	12
Johnson & Johnson	200	13
Martek Biosciences Corp.*	500	17
Merck & Co., Inc.	1,500	57
Pfizer, Inc.	1,200	21
Quest Diagnostics, Inc.	200	10
Schering-Plough Corp.	500	10
UnitedHealth Group, Inc.	600	16

	Shares or
	Principal
	Amount ($)	Value ($)
Wyeth	500	24

		643

Industrials (22.0%)
3M Co.	200	14
Boeing Co. (The)	400	26
Briggs & Stratton Corp.	800	10
Ceradyne, Inc.*	1,000	34
Con-way, Inc.	700	33
Consolidated Graphics, Inc.*	600	30
Dover Corp.	200	10
Ennis, Inc.	1,800	28
EnPro Industries, Inc.*	300	11
General Electric Co.	6,400	171
GeoEye, Inc.*	500	9
Granite Construction, Inc.	1,500	47
Heidrick & Struggles International, Inc.	400	11
ICF International, Inc.*	2,400	40
Illinois Tool Works, Inc.	1,000	48
Ingersoll-Rand Co. Ltd., Cl A	1,100	41
L-3 Communications Holdings, Inc.	200	18
Masco Corp.	600	9
Michael Baker Corp.*	1,000	22
Perini Corp.*	600	20
R.R. Donnelley & Sons Co.	1,600	48
Rockwell Automation, Inc.	1,100	48
Spherion Corp.*	7,100	33
Toro Co. (The)	1,300	43
TriMas Corp.*	1,800	11
United States Steel Corp.	100	18
United Stationers, Inc.*	1,200	44
United Technologies Corp.	1,100	68
Waters Corp.*	400	26

		971

Information Technology (15.8%)
Affiliated Computer Services, Inc., Cl A*	200	11
Altera Corp.	500	10
Analog Devices, Inc.	400	13
BMC Software, Inc.*	600	22
CA, Inc.	500	11
Cisco Systems, Inc.*	2,200	51
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Computer Sciences Corp.*	1,000	47
Compuware Corp.*	1,500	14
Convergys Corp.*	1,400	21
Corning, Inc.	400	9
EarthLink, Inc.*	1,200	10
Energy Conversion Devices, Inc.*	200	15
Fair Isaac Corp.	900	19
Hewlett-Packard Co.	200	9
Intel Corp.	2,000	43
International Business Machines Corp.	900	107
Microchip Technology, Inc.	300	9
Microsoft Corp.	4,100	113
Oracle Corp.*	1,600	33
QLogic Corp.*	1,400	20
Solera Holdings, Inc.*	500	14
Symantec Corp.*	1,200	23
Teradyne, Inc.*	800	9
Texas Instruments, Inc.	500	14
Tyco Electronics Ltd.	300	11
Western Union Co.	1,200	30
Yahoo!, Inc.*	400	8

		696

Insurance (0.9%)
AmTrust Financial Services, Inc.	2,800	35
Universal American Financial Corp.*	300	3

		38

Machinery Diversified (0.3%)
NACCO Industries, Inc., Cl A	200	15

Materials (4.3%)
AK Steel Holding Corp.	200	14
CF Industries Holdings, Inc.	100	15
Dow Chemical Co. (The)	300	10
Freeport-McMoRan Copper & Gold, Inc.	400	47
Minerals Technologies, Inc.	200	13
Monsanto Co.	100	13
Newmont Mining Corp.	200	10
OM Group, Inc.*	900	30
Sigma-Aldrich Corp.	200	11

	Shares or
	Principal
	Amount ($)	Value ($)
Stillwater Mining Co.*	700	8
Terra Industries, Inc.	400	20

		191

Media (0.6%)
Viacom, Inc., Cl B*	900	28

Oil & Gas (3.6%)
Apache Corp.	300	42
Bronco Drilling Co, Inc.*	1,300	24
EOG Resources, Inc.	100	13
McMoRan Exploration Co.*	400	11
Union Drilling, Inc.*	700	15
W&T Offshore, Inc.	700	41
XTO Energy, Inc.	200	14

		160

Real Estate (0.7%)
Bluegreen Corp.*	4,800	29

Retail (2.3%)
Barnes & Noble, Inc.	400	10
Finish Line, Inc. (The), Cl A*	5,100	44
Landry’s Restaurants, Inc.	2,500	45

		99

Semiconductors (0.3%)
KLA-Tencor Corp.	300	12

Telecommunication Services (5.7%)
American Tower Corp., Cl A*	300	13
AT&T, Inc.	2,900	98
Cincinnati Bell, Inc.*	4,400	17
Embarq Corp.	400	19
iPCS, Inc.*	400	12
Qwest Communications International, Inc.	2,400	9
Verizon Communications, Inc.	2,400	85

		253

Transportation (1.0%)
Pacer International, Inc.	2,000	43

Utilities (3.5%)
American Electric Power Co., Inc.	1,100	44
CenterPoint Energy, Inc.	1,500	24
Dominion Resources, Inc.	300	14
Duke Energy Corp.	1,200	21
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Edison International	600	31
Questar Corp.	300	22

		156

Total Common Stocks		5,663

Foreign Common Stocks (1.5%)
Bermuda (1.2%)
Financials (1.2%)
PartnerRe, Ltd.	800	55

Cayman Islands (0.3%)
Financials (0.3%)
XL Capital, Ltd., Cl A	600	12

Total Foreign Common Stocks		67

Total Investments —130.1% (Total Long Positions) (Cost $6,147) (a)		5,730
Liabilities in excess of other assets — (0.9%)		(40)

Short Positions (see summary below) (29.2%)		(1,285)
Net Assets — 100.0%		$4,405

Short Positions ((29.2)%)
Common Stocks Sold Short ((29.2)%)
Aerospace/Defense ((0.2)%)
TransDigm Group, Inc.*	(300)	(10)

Building Materials ((0.7)%)
Layne Christensen Co.*	(700)	(31)

Commercial Services ((4.3)%)
Coinstar, Inc.*	(1,700)	(56)
DynCorp International, Inc., Cl A*	(1,400)	(21)
Hill International, Inc.*	(1,700)	(28)
Rollins, Inc.	(700)	(10)
Stanley, Inc.*	(300)	(10)
Team, Inc.*	(1,200)	(41)
Tetra Tech, Inc.*	(600)	(13)
URS Corp.*	(300)	(13)

		(192)

Consumer Discretionary ((2.5)%)
Capella Education Co.*	(500)	(30)
Entercom Communications Corp., Cl A	(1,300)	(9)
Neenah Paper, Inc.	(1,100)	(19)
Red Lion Hotels Corp.*	(1,500)	(12)

	Shares or
	Principal
	Amount ($)	Value ($)
Steinway Musical Instruments, Inc.*	(500)	(13)
Temple-Inland, Inc.	(1,000)	(11)
Tennant Co.	(500)	(15)

		(109)

Energy ((0.6)%)
Calpine Corp.*	(500)	(11)
Covanta Holding Corp.*	(500)	(14)

		(25)

Environmental Control ((0.6)%)
Clean Harbors, Inc.*	(400)	(28)

Financials ((0.7)%)
AMCORE Financial, Inc.	(2,026)	(11)
Duff & Phelps Corp., Cl A*	(700)	(12)
NewBridge Bancorp	(1,400)	(10)

		(33)

Health Care ((2.7)%)
Abaxis, Inc.*	(400)	(10)
AMN Healthcare Services, Inc.*	(1,300)	(22)
Emeritus Corp.*	(2,200)	(32)
Micrus Endovascular Corp.*	(900)	(12)
Volcano Corp.*	(3,500)	(43)

		(119)

Industrials ((8.4)%)
Bucyrus International, Inc., Cl A	(200)	(14)
Casella Waste Systems, Inc., Cl A*	(4,400)	(53)
Cavco Industries, Inc.*	(300)	(10)
EnerSys*	(400)	(14)
Foster Wheeler Ltd.*	(500)	(36)
FreightCar America, Inc.	(300)	(11)
Hub Group, Inc., Cl A*	(700)	(24)
II-VI, Inc.*	(600)	(21)
Joy Global, Inc.	(200)	(15)
Louisiana-Pacific Corp.	(5,200)	(44)
McDermott International, Inc.*	(400)	(25)
Shaw Group, Inc. (The)*	(400)	(25)
Titan International, Inc.	(300)	(11)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Walter Industries, Inc.	(600)	(65)

		(368)

Information Technology ((0.5)%)
InfoSpace, Inc.	(1,300)	(11)
THQ, Inc.*	(500)	(10)

		(21)

Insurance ((1.3)%)
Conseco, Inc.*	(3,100)	(31)
State Auto Financial Corp.	(400)	(10)
Stewart Information Services Corp.	(800)	(15)

		(56)

Materials ((1.0)%)
Intrepid Potash, Inc.*	(400)	(26)
Landec Corp.*	(2,900)	(19)

		(45)

Media ((0.3)%)
Global Traffic Network, Inc.*	(1,300)	(11)

Oil & Gas ((0.3)%)
Calumet Specialty Products Partners, LP	(900)	(13)

Pipelines ((0.5)%)
Copano Energy LLC	(700)	(24)

Retail ((1.7)%)
Carrols Restaurant Group, Inc.*	(2,300)	(12)
Copart, Inc.*	(300)	(13)
Domino’s Pizza, Inc.*	(2,000)	(23)
Rush Enterprises, Inc., Cl A*	(2,100)	(25)

		(73)

Semiconductors ((1.7)%)
Photon Dynamics, Inc.*	(3,400)	(51)

	Shares or
	Principal
	Amount ($)	Value ($)
Volterra Semiconductor Corp.*	(1,300)	(23)

		(74)

Software ((0.3)%)
CyberSource Corp.*	(900)	(15)

Telecommunications ((0.6)%)
IPG Photonics Corp.*	(1,400)	(26)

Utilities ((0.3)%)
Otter Tail Corp.	(300)	(12)

Total Common Stocks Sold Short		(1,285)

Total Investment Securities Sold Short (Proceeds $1,306)		(1,285)

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Aggressive Growth Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (92.0%) (a)
RidgeWorth Aggressive Growth Stock Fund	70,471	889
RidgeWorth International Equity Index Fund	234,384	4,069
RidgeWorth Large Cap Core Equity Fund	411,270	5,639
RidgeWorth Large Cap Growth Stock Fund	323,354	3,250
RidgeWorth Large Cap Quantitative Equity Fund	299,590	3,466
RidgeWorth Large Cap Value Equity Fund	490,229	5,765
RidgeWorth Mid-Cap Core Equity Fund	116,368	1,311
RidgeWorth Mid-Cap Value Equity Fund	33,934	316
RidgeWorth Select Large Cap Growth Stock Fund	106,028	3,005
RidgeWorth Small Cap Growth Stock Fund	55,841	813
RidgeWorth Small Cap Value Equity Fund	76,951	825

Total Equity Funds		29,348

Exchange Traded Funds (1.5%)
iShares MSCI Emerging Markets Index Fund	3,345	454

Total Exchange Traded Funds		454

Money Market Fund (6.9%) (a)
RidgeWorth Prime Quality Money Market Fund	2,215,343	2,215

Total Money Market Fund		2,215

Total Investments (Cost $29,589)(b) — 100.4%		32,017
Liabilities in excess of other assets — (0.4)%		(114)

Net Assets — 100.0%		$31,903

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Conservative Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (21.7%) (a)
RidgeWorth Aggressive Growth Stock Fund	6,220	78
RidgeWorth International Equity Index Fund	19,233	334
RidgeWorth Large Cap Core Equity Fund	33,913	465
RidgeWorth Large Cap Growth Stock Fund	26,761	269
RidgeWorth Large Cap Quantitative Equity Fund	24,622	285
RidgeWorth Large Cap Value Equity Fund	40,780	480
RidgeWorth Mid-Cap Core Equity Fund	9,638	109
RidgeWorth Mid-Cap Value Equity Fund	2,840	26
RidgeWorth Select Large Cap Growth Stock Fund	8,781	249
RidgeWorth Small Cap Growth Stock Fund	4,606	67
RidgeWorth Small Cap Value Equity Fund	6,366	68

Total Equity Funds		2,430

Fixed Income Funds (75.4%) (a)
RidgeWorth Seix Floating Rate High Income Fund	47,356	436
RidgeWorth Seix High Yield Fund	22,340	217
RidgeWorth Total Return Bond Fund	718,314	7,140
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	65,716	656

Total Fixed Income Funds		8,449

Exchange Traded Funds (0.3%)
iShares MSCI Emerging Markets Index Fund	265	36

Total Exchange Traded Funds		36

Money Market Fund (3.0%) (a)
RidgeWorth Prime Quality Money Market Fund	334,828	335

Total Money Market Fund		335

Total Investments (Cost $11,212)(b) — 100.4%		11,250
Liabilities in excess of other assets — (0.4)%		(42)

Net Assets — 100.0%		$11,208

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Growth and Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (64.1%)(a)
RidgeWorth Aggressive Growth Stock Fund	133,061	1,679
RidgeWorth International Equity Index Fund	434,358	7,541
RidgeWorth Large Cap Core Equity Fund	769,684	10,552
RidgeWorth Large Cap Growth Stock Fund	611,258	6,143
RidgeWorth Large Cap Quantitative Equity Fund	565,574	6,544
RidgeWorth Large Cap Value Equity Fund	919,168	10,810
RidgeWorth Mid-Cap Core Equity Fund	219,962	2,479
RidgeWorth Mid-Cap Value Equity Fund	63,126	588
RidgeWorth Select Large Cap Growth Stock Fund	200,452	5,681
RidgeWorth Small Cap Growth Stock Fund	106,299	1,548
RidgeWorth Small Cap Value Equity Fund	145,347	1,558

Total Equity Funds		55,123

Fixed Income Funds (29.0%)(a)
RidgeWorth Seix Floating Rate High Income Fund	142,768	1,313
RidgeWorth Seix High Yield Fund	67,144	654
RidgeWorth Total Return Bond Fund	2,110,561	20,979
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	196,492	1,961

Total Fixed Income Funds		24,907

Exchange Traded Fund (1.0%)
iShares MSCI Emerging Markets Index Fund	6,225	844

Total Exchange Traded Fund		844

Money Market Fund (5.9%)(a)
RidgeWorth Prime Quality Money Market Fund	5,084,076	5,084

Total Money Market Fund		5,084

Total Investments (Cost $81,308)(b) — 100.0%		85,958
Other assets in excess of liabilities — 0.0%		15

Net Assets — 100.0%		$85,973

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Moderate Growth Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (47.1%) (a)
RidgeWorth Aggressive Growth Stock Fund	194,813	2,459
RidgeWorth International Equity Index Fund	644,640	11,191
RidgeWorth Large Cap Core Equity Fund	1,130,646	15,501
RidgeWorth Large Cap Growth Stock Fund	884,717	8,891
RidgeWorth Large Cap Quantitative Equity Fund	815,449	9,435
RidgeWorth Large Cap Value Equity Fund	1,353,373	15,916
RidgeWorth Mid-Cap Core Equity Fund	321,156	3,619
RidgeWorth Mid-Cap Value Equity Fund	103,836	968
RidgeWorth Select Large Cap Growth Stock Fund	291,075	8,249
RidgeWorth Small Cap Growth Stock Fund	153,914	2,241
RidgeWorth Small Cap Value Equity Fund	211,709	2,269

Total Equity Funds		80,739

Fixed Income Funds (46.7%) (a)
RidgeWorth Seix Floating Rate High Income Fund	465,989	4,287
RidgeWorth Seix High Yield Fund	197,365	1,922
RidgeWorth Total Return Bond Fund	6,841,911	68,009
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	586,807	5,857

Total Fixed Income Funds		80,075

Exchange Traded Funds (0.8%)
iShares MSCI Emerging Markets Index Fund	9,704	1,316

Total Exchange Traded Funds		1,316

Money Market Fund (5.3%) (a)
RidgeWorth Prime Quality Money Market Fund	9,146,454	9,146

Total Money Market Fund		9,146

Total Investments (Cost $166,266)(b) — 99.9%		171,276
Other assets in excess of liabilities — 0.1%		90

Net Assets — 100.0%		$171,366

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2015 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (73.2%) (a)
RidgeWorth Aggressive Growth Stock Fund	10,940	138
RidgeWorth International Equity Index Fund	36,014	625
RidgeWorth Large Cap Core Equity Fund	63,018	864
RidgeWorth Large Cap Growth Stock Fund	50,030	503
RidgeWorth Large Cap Quantitative Equity Fund	46,065	533
RidgeWorth Large Cap Value Equity Fund	74,918	880
RidgeWorth Mid-Cap Core Equity Fund	18,024	203
RidgeWorth Mid-Cap Value Equity Fund	5,239	49
RidgeWorth Select Large Cap Growth Stock Fund	16,401	465
RidgeWorth Small Cap Growth Stock Fund	8,565	125

Total Equity Funds		4,385

Fixed Income Funds (20.4%) (a)
RidgeWorth Seix Floating Rate High Income Fund	6,804	63
RidgeWorth Seix High Yield Fund	6,257	61
RidgeWorth Total Return Bond Fund	91,340	908
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	18,855	188

Total Fixed Income Funds		1,220

Exchange Traded Funds (3.2%)
iShares MSCI Emerging Markets Index Fund	504	68
iShares Russell 2000 Value Index Fund	1,963	126

Total Exchange Traded Funds		194

Money Market Fund (3.2%) (a)
RidgeWorth Prime Quality Money Market Fund	188,717	189

Total Money Market Fund		189

Total Investments (Cost $6,236)(b) — 100.0%		5,988
Other assets in excess of liabilities — 0.0%		2

Net Assets — 100.0%		$5,990

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2025 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (81.2%) (a)
RidgeWorth Aggressive Growth Stock Fund	15,717	198
RidgeWorth International Equity Index Fund	51,978	902
RidgeWorth Large Cap Core Equity Fund	90,493	1,241
RidgeWorth Large Cap Growth Stock Fund	71,445	718
RidgeWorth Large Cap Quantitative Equity Fund	65,744	761
RidgeWorth Large Cap Value Equity Fund	108,456	1,275
RidgeWorth Mid-Cap Core Equity Fund	25,676	289
RidgeWorth Mid-Cap Value Equity Fund	7,480	70
RidgeWorth Select Large Cap Growth Stock Fund	23,452	665
RidgeWorth Small Cap Growth Stock Fund	12,306	179

Total Equity Funds		6,298

Fixed Income Funds (11.2%) (a)
RidgeWorth Seix Floating Rate High Income Fund	4,904	45
RidgeWorth Total Return Bond Fund	67,404	670
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	15,782	158

Total Fixed Income Funds		873

Exchange Traded Funds (3.6%)
iShares MSCI Emerging Markets Index Fund	739	100
iShares Russell 2000 Value Index Fund	2,830	181

Total Exchange Traded Funds		281

Money Market Fund (3.9%) (a)
RidgeWorth Prime Quality Money Market Fund	300,624	301

Total Money Market Fund		301

Total Investments (Cost $8,244)(b) — 99.9%		7,753
Other assets in excess of liabilities — 0.1%		4

Net Assets — 100.0%		$7,757

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2035 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds (89.5%)(a)
RidgeWorth Aggressive Growth Stock Fund	11,095	140
RidgeWorth International Equity Index Fund	36,421	632
RidgeWorth Large Cap Core Equity Fund	63,357	869
RidgeWorth Large Cap Growth Stock Fund	50,137	504
RidgeWorth Large Cap Quantitative Equity Fund	45,703	529
RidgeWorth Large Cap Value Equity Fund	75,091	883
RidgeWorth Mid-Cap Core Equity Fund	18,078	204
RidgeWorth Mid-Cap Value Equity Fund	5,309	49
RidgeWorth Select Large Cap Growth Stock Fund	16,447	466
RidgeWorth Small Cap Growth Stock Fund	8,689	127

Total Equity Funds		4,403

Fixed Income Fund (1.0%)(a)
RidgeWorth Total Return Bond Fund	5,080	50

Total Fixed Income Fund		50

Exchange Traded Funds (4.0%)
iShares MSCI Emerging Markets Index Fund	514	70
iShares Russell 2000 Value Index Fund	1,982	127

Total Exchange Traded Funds		197

Money Market Fund (5.2%)(a)
RidgeWorth Prime Quality Money Market Fund	255,101	255

Total Money Market Fund		255

Total Investments (Cost $5,239)(b) — 99.7%		4,905
Other assets in excess of liabilities — 0.3%		15

Net Assets — 100.0%		$4,920

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (98.5%)
Georgia (93.0%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680	2,745
Athens Housing Authority, Student Housing Lease Project, RB, 5.250%, 12/01/21, Callable 12/01/12 @ 100, AMBAC	1,000	1,031
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association, Ser B, RB, 2.500%, 07/01/35, LOC: Bank of America N.A. (a)	1,450	1,450
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, FSA	11,000	10,953
Atlanta Airport Project, Ser A, RB, AMT, 5.375%, 01/01/19, Callable 07/01/14 @ 100, FSA	5,000	5,057
Atlanta Airport Project, Ser B, RB, AMT, 6.000%, 01/01/18, Callable 01/01/10 @ 101, FGIC	2,150	2,187
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34, Callable 10/01/14 @ 100, FSA	2,000	2,082
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/39, Callable 10/01/14 @ 100, FSA	5,000	5,175
Austin Trust Various States, GO, 8.169%, 02/01/36, Callable 02/01/18 @ 100 (a)	4,500	4,706
Barrow County, GO, 4.500%, 10/01/11, FGIC	1,255	1,296
Bartow County Georgia, GO, 4.500%, 08/01/13, MBIA	3,000	3,112

	Shares or
	Principal
	Amount ($)	Value ($)
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, MBIA	1,000	1,096
Burke County Development Authority, Pollution Control, Georgia Power Co., Plant Vogtle Project, RB, 3.750%, 10/01/32	1,500	1,503
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, FSA	1,000	1,050
Carrollton Payroll Development Authority, UWG Campus Center, RB, 5.250%, 08/01/27, Callable 08/01/14 @ 100, MBIA	1,000	1,030
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA	1,885	1,932
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, AMT, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC	1,000	943
Cherokee County School System, GO, 5.000%, 08/01/13, MBIA	1,000	1,071
Cobb County Development Authority, Kennesaw State University Project, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	2,250	2,272
Cobb County Development Authority, Kennesaw State University Project, Ser A, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	1,285	1,298
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, AMT, 5.000%, 04/01/33, Callable 04/01/16 @ 101	1,000	803
Cobb-Marietta County, Coliseum & Exhibit Hall Project, RB, 5.500%, 10/01/12, MBIA	940	980
College Park Business & Industrial Development Authority, Civic Center Project, RB, 5.750%, 09/01/20, Prerefunded 09/01/10 @ 102, AMBAC	3,000	3,244
Columbus Water & Sewer, RB, 5.000%, 05/01/30, Callable 05/01/16 @ 100, FSA	3,000	3,046
Coweta County Development Authority, Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Callable 07/01/15 @ 100, MBIA	1,000	1,023
Dalton Building Authority, Public School System Project, RB, 4.000%, 03/01/11, State Aid Withholding	2,895	2,952
DeKalb County Public Safety & Judicial Facilities Authority, Public Safety & Judicial Facility Project, RB, 5.000%, 12/01/29, Callable 12/01/14 @ 100, County Guaranteed	3,000	3,061
DeKalb County Water & Sewer, RB, 5.375%, 10/01/18, Prerefunded 10/01/10 @ 101	2,050	2,187
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 12/01/15 @ 100, AMBAC	1,225	1,295
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000	1,054

	Shares or
	Principal
	Amount ($)	Value ($)
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,164
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, MBIA	3,000	3,088
Forsyth County Water & Sewer Authority, RB, 5.000%, 04/01/28, Callable 04/01/13 @ 100	1,700	1,721
Fulton County Development Authority, Cauley Creek Water Facilities, Ser A, RB, AMT, 5.500%, 02/01/17, Callable 02/01/11 @ 100, AMBAC	1,310	1,362
Fulton County Development Authority, Georgia Technology Foundation, Ser A, RB, 5.000%, 11/01/31, Callable 05/01/12 @ 100	1,000	1,007
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, MBIA	2,370	2,465
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, MBIA	3,375	3,472
Fulton County Development Authority, Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, MBIA	1,000	1,003
Fulton County Water & Sewer, RB, 5.000%, 01/01/16, Callable 07/01/08 @ 101, FGIC	1,630	1,649
Fulton County Water & Sewer, RB, 5.000%, 01/01/24, Callable 01/01/14 @ 100, FGIC	2,000	2,008
Fulton County Water & Sewer, RB, 5.250%, 01/01/35, Callable 01/01/14 @ 100, FGIC	2,000	2,033
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Gainesville Redevelopment Authority, Educational Facilities, Riverside Military Academy, RB, 5.125%, 03/01/37, Callable 03/01/17 @ 100	2,000	1,706
Georgia Municipal Electric Authority, RB, 8.000%, 01/01/15, Callable 01/01/09 @ 100, ETM	1,900	2,327
Georgia State Private College & Universities Facilities Authority, Mercer University Project, RB, 6.400%, 11/01/11, MBIA, ETM	1,375	1,466
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/14, MBIA	3,000	3,220
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/18, Callable 06/01/16 @ 100, MBIA	2,650	2,811
Georgia State Road & Tollway Authority, RB, 5.000%, 10/01/23, Callable 10/01/13 @ 100, State Guaranteed	1,500	1,544
Georgia State, Ser E, GO, 5.000%, 08/01/19, Callable 08/01/17 @ 100	3,970	4,263
Georgia State, Ser E, GO, 5.000%, 08/01/22, Callable 08/01/17 @ 100	2,700	2,851
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, MBIA	2,910	3,164
Gwinnett County School District, GO, 5.000%, 02/01/22, Callable 02/01/18 @ 100	1,000	1,059
Gwinnett County School District, GO, 5.000%, 02/01/23, Callable 02/01/18 @ 100	3,500	3,691

	Shares or
	Principal
	Amount ($)	Value ($)
Gwinnett County School District, GO, 5.000%, 02/01/26, Callable 02/01/18 @ 100	5,000	5,224
Gwinnett County School District, GO, 5.000%, 02/01/36, Callable 02/01/18 @ 100 (a)	9,000	9,206
Henry County Water & Sewer Authority, Refunding & Improvements, Ser A, RB, 5.375%, 02/01/13, MBIA	1,290	1,392
Henry County Water & Sewer, RB, 6.150%, 02/01/20, AMBAC	2,100	2,406
Laurens County Georgia Public Facilities Authority, RB, 5.000%, 07/01/11, MBIA	1,000	1,049
Lowndes County, Sales Tax, GO, 5.000%, 04/01/13, FSA	1,240	1,326
Metropolitan Atlanta Rapid Transit Authority, Ser E, RB, 7.000%, 07/01/11, ETM	3,595	3,911
Milledgeville-Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355	2,681
Municipal Electric Authority of Georgia, Combustion, Ser A, RB, 5.000%, 11/01/24, Callable 11/01/08 @ 100, MBIA	2,000	2,002
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Callable 01/01/13 @ 100, MBIA	1,435	1,507
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Callable 01/01/13 @ 100, MBIA	2,220	2,322
Oconee County Industrial Development Authority, OIIT Project, RB, 5.250%, 07/01/23, Callable 07/01/13 @ 100, XLCA	1,295	1,307
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Paulding County School District, GO, 6.000%, 02/01/10, MBIA	715	748
Private Colleges & Universities Authority, Emory University, Ser C, RB, 5.000%, 09/01/38, Callable 09/01/18 @ 100	9,500	9,605
Rockdale County Water & Sewer Authority, RB, 5.000%, 07/01/22, Callable 07/01/15 @ 100, FSA	1,965	2,032
Upper Oconee Basin Water Authority, RB, 5.000%, 07/01/26, Callable 07/01/15 @ 100, MBIA	2,000	2,040
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	2,125
Washington County Georgia School District, GO, 4.250%, 12/01/10, State Aid Withholding	1,665	1,722

		173,313

Puerto Rico (5.5%)
Puerto Rico Commonwealth, Public Import, GO, 5.500%, 07/01/19, FSA	3,000	3,284
Puerto Rico Electric Power Authority, Ser SS, RB, 5.000%, 07/01/24, Callable 07/01/15 @ 100, MBIA	1,000	1,016
Puerto Rico Highway & Transportation Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	2,500	2,572
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Ser C, RB, 5.500%, 07/01/23, AMBAC	1,000	1,014

	Shares or
	Principal
	Amount ($)	Value ($)
Puerto Rico Municipal Finance Agency, Ser A, GO, 5.000%, 08/01/30, Callable 08/01/15 @ 100, FSA	2,300	2,318

		10,204

Total Municipal Bonds		183,517

Money Market Fund (5.2%)
Federated Tax-Free Obligations Fund	6,370,616	6,371
SEI Tax Exempt Trust, Institutional Tax Free Fund	3,267,686	3,268

Total Money Market Fund		9,639

Total Investments (Cost $194,266)(b) — 103.7%		193,156
Liabilities in excess of other assets — (3.7%)		(6,891)

Net Assets — 100.0%		$186,265

(a)	Guarantee for floating rate borrowings.

(b)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security insured by Financial Guaranty Insurance Company

FSA	Security insured by Financial Security Assurance

GO	General Obligation

MBIA	Security insured by Municipal Bond Insurance Association

RAN	Revenue Anticipation Notes

RB	Revenue Bond

XLCA	Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (94.1%)
Alabama (2.5%)
Jefferson County Sewer, Ser B-8, RB, 5.250%, 02/01/11, Callable 02/01/10 @ 100, FSA	4,500	4,500

Alaska (2.3%)
Anchorage, Ser B, GO, 5.000%, 12/01/18, Callable 06/01/15 @ 100, MBIA	4,000	4,215

Arizona (1.1%)
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/10	2,000	2,069

California (5.6%)
California Statewide Communities Development Authority, Catholic Healthcare West, Ser C, RB, 5.625%, 07/01/35, Callable 07/01/18 @ 100	5,000	5,009
Riverside Water, Ser B, RB, 5.000%, 10/01/38, Callable 10/01/18 @ 100, FSA	5,000	5,060

		10,069

Colorado (2.6%)
Denver City & County Airport, Ser A, RB, AMT, 5.500%, 11/15/14, Callable 11/15/11 @ 100, FGIC FSA-CR	4,500	4,633

District of Columbia (2.5%)
District of Columbia Water & Sewer Authority Public Utility, Ser A, RB, 5.000%, 10/01/27, Callable 10/01/18 @ 100, Assured Guaranty	2,000	2,037
District of Columbia Water & Sewer Authority Public Utility, Ser A, RB, 5.000%, 10/01/34, Callable 10/01/18 @ 100, Assured Guaranty	2,500	2,510

		4,547

Florida (30.5%)
Brevard County School Board, COP, 5.500%, 07/01/17, Prerefunded 07/01/12 @ 100, AMBAC	1,860	2,011
Brevard County School Board, COP, 5.500%, 07/01/18, Prerefunded 07/01/12 @ 100, AMBAC	3,015	3,259
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Prerefunded 03/01/12 @ 100, FGIC	1,000	1,052
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Prerefunded 03/01/12 @ 100, FGIC	1,000	1,049
Broward County School Board, Ser A, COP, 5.250%, 07/01/26, Callable 07/01/18 @ 100, FSA	10,000	10,219

	Shares or
	Principal
	Amount ($)	Value ($)
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,218
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.250%, 06/01/11, Callable 06/01/09 @ 100	1,000	1,012
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, FGIC	2,130	2,245
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.375%, 06/01/15, Callable 06/01/12 @ 100	1,535	1,634
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.625%, 06/01/15, Callable 06/01/10 @ 101	1,235	1,302
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101, FGIC	3,500	3,718
Florida State Division of Bond Finance, Department of Environmental Protection & Preservation, Ser 2000-A, RB, 5.375%, 07/01/11, Callable 07/01/09 @ 101, FGIC	2,130	2,200
Greater Orlando Aviation Authority, Airport Facilities, RB, AMT, 5.500%, 10/01/17, FGIC	1,810	1,876
Hillsborough County Industrial Development Authority, University Community Hospital Project, RB, 6.500%, 08/15/19, MBIA	145	167
Jacksonville Health Facilities Authority, Charity Obligation Group, Ser C, RB, 5.750%, 08/15/13, Prerefunded 08/15/11 @ 101	3,090	3,229
Jacksonville Sales Tax, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	1,435	1,512
Jacksonville Sales Tax, RB, 5.500%, 10/01/14, Callable 10/01/11 @ 100, AMBAC	1,200	1,261
Jacksonville Sales Tax, RB, 5.500%, 10/01/15, Callable 10/01/11 @ 100, AMBAC	1,550	1,628
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, FSA	1,000	1,076
Lee County Transportation Facility Authority, Ser A, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	2,000	2,108
Manatee County Improvement Project, RB, 5.000%, 10/01/23, Callable 10/01/14 @ 100, FGIC	2,095	2,140
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, MBIA	1,000	1,065
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, FGIC	1,000	1,061
Pensacola Airport Authority, Ser A, RB, AMT, 6.250%, 10/01/09, AMBAC	505	520
Pensacola Airport Authority, Ser A, RB, AMT, 6.000%, 10/01/12, Callable 10/01/08 @ 102, MBIA	1,075	1,100
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, FSA	2,000	2,164
Polk County Utility Systems Authority, RB, 6.000%, 10/01/08, FGIC, ETM	510	515
Tampa Guaranteed Entitlement Authority, RB, 6.000%, 10/01/18, AMBAC	500	561
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Callable 10/01/11 @ 101, AMBAC	1,640	1,732

		54,634

Illinois (9.7%)
Chicago Housing Authority, Capital Program, RB, 5.000%, 07/01/23, Callable 07/01/16 @ 100, FSA	5,000	5,153
Chicago Transit Authority Capital Grant Receipts, RB, 5.250%, 06/01/25, Callable 06/01/18 @ 100, Assured Guaranty	2,000	2,096
Grundy Kendall & Will Counties Community School District No 201, GO, 5.750%, 10/15/20, Callable 10/15/18 @ 100, Assured Guaranty	3,500	3,913
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	3,000	3,172

	Shares or
	Principal
	Amount ($)	Value ($)
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/24, Callable 07/01/16 @ 100, FSA	3,000	3,098

		17,432

Maryland (2.1%)
Maryland State & Local Facilities, Ser 1, GO, 5.000%, 03/01/16	3,500	3,809

Michigan (3.0%)
Michigan State, Environmental Progress, Ser A, GO, 5.000%, 05/01/18	5,000	5,340

New Jersey (1.5%)
New Jersey Economic Development Authority, School Facility Construction, Ser T-3, RB, 5.000%, 09/01/20, Mandatory Put 09/01/14 @ 100, FSA	2,500	2,648

North Carolina (2.0%)
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/19, Callable 03/01/17 @ 100, MBIA	3,405	3,605

Puerto Rico (13.7%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,860	5,911
Puerto Rico Commonwealth Highway & Transportation Authority, Ser G, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	3,000	3,085
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax, Ser C, RB, 5.500%, 07/01/17, AMBAC	6,830	7,118
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/14, Callable 08/01/12 @ 100, FSA	6,965	7,329
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/16, Callable 08/01/12 @ 100, FSA	1,020	1,067

		24,510

South Carolina (1.9%)
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, FSA	2,300	2,409
York County School District No. 4, Fort Mill, GO, 5.000%, 03/01/34, Callable 03/01/14 @100, SCSDE	920	930

		3,339

Texas (10.2%)
Garland Texas, Ser A, GO, 5.000%, 02/15/22, Callable 02/15/18 @ 100	4,265	4,403
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Kermit Independent School District, GO, 5.250%, 02/15/37, Callable 02/15/17 @ 100, PSF-GTD	4,000	4,103
North Texas Tollway Authority, Ser A, RB, 6.000%, 01/01/25, Callable 01/01/18 @ 100	5,000	5,258
San Antonio Electric & Gas System, RB, 5.000%, 02/01/21, Callable 02/01/18 @ 100	4,355	4,547

		18,311

Washington (2.9%)
Washington Health Care Facilities Authority, Multicare Health System, Ser B, RB, 5.500%, 08/15/38, Callable 08/15/18 @ 100, FSA	5,000	5,140

Total Municipal Bonds		168,801

Money Market Funds (7.4%)
Federated Tax-Free Obligations Fund	11,336,423	11,336
SEI Tax Exempt Trust, Institutional Tax Free Fund	1,970,614	1,971

Total Money Market Funds		13,307

Total Investments (Cost $182,934)(a) — 101.5%		182,108
Liabilities in excess of other assets — (1.5)%		(2,728)

Net Assets — 100.0%		$179,380

(a)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security insured by Financial Guaranty Insurance Company

FSA	Security insured by Financial Security Assurance

FSA-CR	Security secondarily insured by FSA

GO	General Obligation

MBIA	Security insured by Municipal Bond Insurance Association

PSF-GTD	Security insured by Permanent School Fund Guarantee Program

RB	Revenue Bond

SCSDE	Security insured by South Carolina School Discount Enhancement
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bank Loans (8.5%)
Diversified Financial Services (4.3%)
Clarke American Corp., 5.196%, 04/01/14 (a)(b)	851	718
East Valley Tourist Development Authority, 9.940%, 08/06/14 (a)(c)	1,400	1,385

		2,103

Telecommunication Services (4.2%)
Asurion Corp., 5.784%, 07/03/14 (a)(b)	1,270	1,177
Wind Acquisition Holdings, 9.984%, 12/07/11(a)(b)	879	846

		2,023

Total Bank Loans		4,126

Corporate Bonds (85.1%)
Advertising (2.9%)
R.H. Donnelley Corp., 8.875%, 10/15/17, Callable 10/15/12 @ 104.44(b)	125	75
R.H. Donnelley Corp., Ser A-3, 8.875%, 01/15/16, Callable 01/15/11 @ 104.44	110	66
TL Acquisitions, Inc., 10.500%, 01/15/15, Callable 07/15/11 @ 105.25(b)	1,450	1,254

		1,395

Aerospace/Defense (0.6%)
BE Aerospace, Inc., 8.500%, 07/01/18, Callable 07/01/13 @ 104.25	285	286

Auto Manufacturers (0.2%)
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06(b)	110	99

Auto Parts & Equipment (2.9%)
Goodyear Tire & Rubber Co. (The), 6.678%, 12/01/09, Callable 08/14/08 @ 100.00 (a)	1,275	1,266
Lear Corp., Ser B, 8.500%, 12/01/13, Callable 12/01/10 @ 104.25	125	103
Lear Corp., Ser B, 8.750%, 12/01/16, Callable 12/01/11 @ 104.38	45	35

		1,404

Beverages (0.7%)
Constellation Brands, Inc., 8.375%, 12/15/14	320	324

		324

Building (1.5%)
K Hovnanian Enterprises, Inc., 11.500%, 05/01/13, Callable 11/01/10 @ 102.00(b)	560	581

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Concrete, Inc., 8.375%, 04/01/14, Callable 04/01/09 @ 104.19	145	129

		710

Chemicals (1.2%)
Axcan Intermediate Holdings, Inc., 12.750%, 03/01/16, Callable 03/01/12 @ 106.38(b)	590	590

		590

Commercial Services (3.7%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/09 @ 104.69	675	607
Deluxe Corp., 7.375%, 06/01/15, Callable 06/01/11 @ 103.69	100	87
Deluxe Corp., Ser B, 5.125%, 10/01/14	225	178
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	85	78
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25(d)	215	196
Iron Mountain, Inc., 8.625%, 04/01/13, Callable 08/14/08 @ 101.44	155	156
Iron Mountain, Inc., 7.750%, 01/15/15, Callable 08/14/08 @ 103.88	165	164
Seitel Acquisition Corp., 9.750%, 02/15/14, Callable 02/15/11 @104.88	370	331

		1,797

Diversified Financial Services (9.4%)
Alamosa Delaware, Inc., 8.500%, 01/31/12, Callable 08/11/08 @ 104.25	35	35
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(b)	320	313
Ford Motor Credit Co., 7.250%, 10/25/11	285	221
Ford Motor Credit Co., 12.000%, 05/15/15	1,035	910
Galaxy Entertainment Group, Ltd., 9.875%, 12/15/12, Callable 12/15/09 @ 104.94(b)	300	291
GMAC LLC, 6.875%, 09/15/11	875	629
GMAC LLC, 8.000%, 11/01/31	480	312
Hexion US Finance Corp., 7.176%, 11/15/14, Callable 11/15/08 @ 102 (a)	80	66
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	1,400	1,267
LVB Acquisition, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105(b)	155	166
NSG Holdings LLC, 7.750%, 12/15/25(b)	200	197
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/09 @ 104.56	170	172

		4,579

Diversified Minerals (2.0%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(b)	175	173
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	705	821

		994

Diversified Operations (0.5%)
Freeport-McMoRan Copper & Gold, Inc., 5.883%, 04/01/15, Callable 04/01/09 @ 102 (a)	255	257

Electric (6.1%)
Aquila, Inc., 12.073%, 07/01/12	945	1,099
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(b)(d)	485	490
InterGen NV, 9.000%, 06/30/17, Callable 06/30/12 @ 104.50(b)	295	305
IPALCO Enterprises, Inc., 7.250%, 04/01/16(b)	135	133
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13(b)	955	936

		2,963

Entertainment (0.3%)
Scientific Games Corp., 7.875%, 06/15/16, Callable 06/15/12 @ 103.94(b)	155	154

Forest Products & Paper (0.4%)
New Page Holding Corp., 10.000%, 05/01/12, Callable 05/01/09 @ 106	55	55
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	130	138

		193

Health Care (11.3%)
Bausch & Lomb, Inc., 9.875%, 11/01/15, Callable 11/01/11 @ 104.94(b)	130	131
Boston Scientific Corp., 6.000%, 06/15/11	240	234
Catalent Pharma Solutions, 9.500%, 04/15/15, Callable 04/15/11 @ 104.75	125	112
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	660	664
HCA, Inc., 9.625%, 11/15/16, Callable 11/15/11 @ 104.81	1,315	1,354
Health Management Associates, Inc., 6.125%, 04/15/16	435	381
Tenet Healthcare Corp., 7.375%, 02/01/13	1,050	987

	Shares or
	Principal
	Amount ($)	Value ($)
Universal Hospital Services, Inc., 6.303%, 06/01/15, Callable 06/01/09 @ 102 (a)	1,200	1,122
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	505	505

		5,490

Insurance (0.5%)
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	260	241

		241

Machinery Diversified (2.7%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,250	1,297

		1,297

Materials (1.4%)
Novelis, Inc., 7.250%, 02/15/15, Callable 02/15/10 @ 103.63	170	161
Steel Dynamics, Inc., 7.750%, 04/15/16, Callable 04/15/12 @ 103.88(b)	505	502

		663

Media (7.3%)
Charter Communications LLC, 8.375%, 04/30/14, Callable 04/30/09 @ 104.19(b)	420	398
Clear Channel Communications, Inc., 7.650%, 09/15/10	135	138
Clear Channel Communications, Inc., 4.900%, 05/15/15	85	50
Clear Channel Communications, Inc., 5.500%, 12/15/16	1,250	731
Clear Channel Communications, Inc., 6.875%, 06/15/18	80	47
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	1,010	1,033
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	720	644
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	130	121
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	200	186
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Videotron, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56(b)	190	199

		3,547

Miscellaneous Manufacturer (0.5%)
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/08 @ 104.94	239	251

Oil & Gas (11.8%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(b)	115	120
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	205	204
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	85	85
Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13(b)	1,330	1,403
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)	290	287
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	145	140
Newfield Exploration Co., 7.125%, 05/15/18, Callable 05/15/13 @ 103.56	155	147
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13	725	716
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(b)	385	376
Sabine Pass LNG LP, 7.500%, 11/30/16	1,840	1,656
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	615	595

		5,729

Packaging & Containers (0.2%)
Smurfit-Stone Container Corp., 8.250%, 10/01/12, Callable 08/07/08 @ 104.12	120	105

Pipelines (2.8%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	170	171

	Shares or
	Principal
	Amount ($)	Value ($)
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25	1,190	1,166

		1,337

Semiconductors (0.9%)
Freescale Semiconductor, 8.875%, 12/15/14, Callable 12/15/10 @ 104.44	565	459

Telecommunication Services (11.9%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19(b)	580	670
Cricket Communications, Inc., 9.375%, 11/01/14, Callable 11/01/10 @ 104.69	120	115
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56(b)	1,460	1,431
Intelsat Subsidiary Holding Co., Ltd., 8.500%, 01/15/13, Callable 01/15/09 @ 104.25(b)	1,200	1,170
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	180	155
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 07/15/11 @ 105.38(b)	235	233
Rural Cellular Corp., 8.250%, 03/15/12, Callable 08/11/08 @ 104.12	215	220
Sprint Capital Corp., 7.625%, 01/30/11	460	452
Telcordia Technologies, Inc., 6.463%, 07/15/12, Callable 08/14/08 @ 102 (a)(b)	995	858
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	375	394
Windstream Regatta Holdings, 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(b)	155	107

		5,805

Transportation (1.4%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	425	426
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(b)	180	176
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Travelport LLC, 9.875%, 09/01/14, Callable 09/01/10 @ 104.94	110	98

		700

Total Corporate Bonds		41,369

U.S. Treasury Obligations (1.3%)
U.S. Treasury Notes (1.3%)
3.125%, 10/15/08	625	627

Total U.S. Treasury Obligations		627

Short-Term Investment (1.5%)
Credit Suisse Enhanced Liquidity Fund (e)	713,880	714

Total Short-Term Investment		714

Money Market Fund (5.1%)
RidgeWorth Institutional Cash Management Money Market Fund (f)	2,488,117	2,488

Total Money Market Fund		2,488

Total Investments (Cost $50,233)(g) — 101.5%		49,324
Liabilities in excess of other assets — (1.5)%		(736)

Net Assets — 100.0%		$48,588

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 36.9% of net assets as of June 30, 2008.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2008 are identified below (in thousands):

	Acquisition	Cost	Par	Value	Percentage of
Issue Description	Date	($)	($)	($)	Net Assets (%)

East Valley Tourist Development Authority	08/06/07	1,386	1,400	1,386	2.85

(d)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $678.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

PIK	Payment in-kind
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount	Rate (%)	Date	Value ($)
Abitibi Consolidated, Inc.	JP Morgan	500	4.50	05/20/09	(92)
Brunswick	Bank of America	(575)	2.08	03/20/13	28
JC Penney	Deutsche Bank	(575)	2.30	03/20/13	(7)
JC Penney	Deutsche Bank	(1,000)	2.61	08/01/12	(23)
Limited Brands	Lehman Brothers	(1,000)	3.72	06/20/13	(37)
Macy’s	Lehman Brothers	(1,000)	2.77	06/20/13	(11)

					(142)

At June 30, 2008, liquid assets totaling $11,626, in thousands, have been designated as collateral for open swap agreements.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (1.8%)
Automobile ABS (0.7%)
Daimler Chrysler Auto Trust, Ser 2005-A, Cl A4, 3.740%, 02/08/10	148	148
Daimler Finance N.A., LLC, 6.500%, 11/15/13	3,474	3,602
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.014%, 04/15/12	1,785	1,812
USAA Auto Owner Trust, Ser 2006-4, Cl A4, 4.980%, 10/15/12 (a)	53	54

		5,616

Collateralized Loan Obligations ABS (0.3%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 6.801%, 12/22/20 (a)(b)	1,200	617
Marathon CLO Ltd., Ser 2005-2A, Cl D, 7.503%, 12/20/19 (a)(b)	645	413
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 4.920%, 03/25/20 (a)(b)	1,750	1,432

		2,462

Home Equity ABS (0.1%)
Citifinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33 (a)	1,406	1,239
Contimortgage Home Equity Loan Trust, Ser 1996-2, Cl A8, 7.900%, 07/15/27	40	33
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A, 6.765%, 04/15/31 (a)	7	7

		1,279

Utility ABS (0.7%)
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	2,534	2,580
CNH Equipment Trust, Ser 2008-A, Cl A4A, 4.930%, 08/15/14 (a)	1,851	1,828

	Shares or
	Principal
	Amount ($)	Value ($)
PECO Energy Transition Trust, Ser 2000-A, Cl A4, 7.650%, 03/01/10	1,144	1,195
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	396	430

		6,033

Total Asset-Backed Securities		15,390

Collateralized Mortgage Obligations (4.8%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	513	510
Banc of America Mortgage Securities, Ser 2003-5, Cl 2A1, 5.000%, 07/25/18	5	5
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	4,927	5,054
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,371	1,419
Countrywide Alternative Loan Trust, Ser 2006-HY12, Cl A5, 6.171%, 08/25/36 (a)	3,950	2,827
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	1,075	1,015
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.505%, 02/15/34 (a)	1,118	1,145
CS First Boston Mortgage Securities Corp., Ser 2002-CP5, Cl A1, 4.174%, 12/15/35	7,326	7,117
Fannie Mae, Ser 2005-20, Cl PC, 5.000%, 07/25/24	1,154	1,163
Freddie Mac, Ser 2966, Cl NW, 5.069%, 08/15/25	1,407	1,422
Freddie Mac, Ser 3134, Cl PA, 5.000%, 09/15/18	918	926
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,813	2,883
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.819%, 01/10/38 (a)	1,231	1,212
GMAC Commercial Mortgage Securities, Inc., Ser 2000-C1, Cl A2, 7.724%, 03/15/33	1,962	2,027
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	2,412	2,472
JPMorgan Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	2,583	2,661
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26 (a)	1,647	1,691
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	2,447	2,514
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.000%, 06/25/18 (a)	1,221	1,180
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	2,029	1,915

Total Collateralized Mortgage Obligations		41,158

Corporate Bonds (33.6%)
Aerospace/Defense (0.5%)
Lockheed Martin Corp., 4.121%, 03/14/13	2,171	2,108
United Technologies Corp., 4.875%, 05/01/15	2,216	2,203

		4,311

Banks (2.3%)
Bank of America Corp., 7.400%, 01/15/11	5,851	6,102
Bank of America Corp., 5.375%, 09/11/12	3,475	3,482

	Shares or
	Principal
	Amount ($)	Value ($)
Bank of New York Mellon, Ser G, 4.950%, 11/01/12	2,968	2,959
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13	1,522	1,484
Wells Fargo & Co., 4.375%, 01/31/13	5,339	5,170

		19,197

Beverages (2.5%)
Coca-Cola Co., 5.350%, 11/15/17	3,796	3,826
Diageo Capital PLC, 5.200%, 01/30/13	1,529	1,531
Dr Pepper Snapple Group, Inc., 6.820%, 05/01/18(b)	5,852	5,876
PepsiCo, Inc., 5.000%, 06/01/18	7,072	6,900
SABMiller PLC, 6.200%, 07/01/11(b)	3,406	3,494

		21,627

Building Materials (0.2%)
Lafarge SA, 6.150%, 07/15/11	1,923	1,934

Commercial Services (1.7%)
Caterpillar Financial Services Corp., Ser F, 5.850%, 09/01/17	1,412	1,446
ERAC USA Finance Co., 5.800%, 10/15/12(b)	2,286	2,161
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,902	1,738
International Paper Co., 7.950%, 06/15/18	2,379	2,366
Veolia Environnement, 6.000%, 06/01/18	3,075	3,068
Xerox Corp., 5.500%, 05/15/12	1,495	1,478
Xerox Corp., 6.350%, 05/15/18	2,706	2,671

		14,928

Computers (0.4%)
Hewlett-Packard Co., 4.500%, 03/01/13	1,473	1,459
IBM Corp., 5.700%, 09/14/17	1,752	1,778

		3,237

Consumer Staples (0.6%)
Kellogg Co., 4.250%, 03/06/13	2,233	2,169
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Kraft Foods, Inc., 6.125%, 08/23/18(d)	2,812	2,723

		4,892

Diversified Financial Services (6.4%)
ABX Financing Co., 5.750%, 10/15/16(b)	1,760	1,717
American Express Co., 6.150%, 08/28/17	2,652	2,590
Citigroup, Inc., 5.125%, 05/05/14(d)	2,247	2,146
Citigroup, Inc., 6.000%, 08/15/17	671	640
Credit Suisse (USA), Inc., 6.125%, 11/15/11	2,886	2,963
Credit Suisse (USA), Inc., 6.500%, 01/15/12	1,504	1,561
Fund American Cos., Inc., 5.875%, 05/15/13	3,259	3,153
General Electric Capital Corp., Ser A, 5.450%, 01/15/13	6,027	6,153
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	1,417	1,236
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,971	1,921
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	595	520
Janus Capital Group, Inc., 5.875%, 09/15/11	1,338	1,317
Jefferies Group, Inc., 5.875%, 06/08/14	2,896	2,743
Lazard Group LLC, 7.125%, 05/15/15	3,760	3,516
Merrill Lynch & Co., Inc., MTN, 6.150%, 04/25/13	20	19
Merrill Lynch & Co., Inc., Ser C, MTN, 6.050%, 08/15/12	4,587	4,489
Morgan Stanley, 5.300%, 03/01/13	6,966	6,712
Northern Trust Co., 5.200%, 11/09/12	3,539	3,583
NYSE Euronext, 4.800%, 06/28/13	3,649	3,599

	Shares or
	Principal
	Amount ($)	Value ($)
TIAA Global Markets, 5.125%, 10/10/12(b)	3,575	3,638

		54,216

Electric (3.1%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,799	1,754
E.ON International Finance B.V., 5.800%, 04/30/18(b)	6,905	6,774
Enel Finance International, 5.700%, 01/15/13(b)	6,885	6,963
Exelon Generation Co. LLC, 6.200%, 10/01/17	3,317	3,231
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	4,660	4,542
Nevada Power Co., Ser L, 5.875%, 01/15/15	670	669
Oncor Electric Delivery Co., 6.375%, 01/15/15	2,152	2,123

		26,056

Insurance (0.4%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13(b)	3,482	3,471

Materials (1.1%)
ArcelorMittal, 6.125%, 06/01/18(b)	3,705	3,621
Nucor Corp., 5.850%, 06/01/18	633	639
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	5,523	5,554

		9,814

Media (1.3%)
News America Holdings, Inc., 9.250%, 02/01/13	2,391	2,740
Thomson Reuters Corp., 5.950%, 07/15/13	798	801
Time Warner Cable, Inc., 5.850%, 05/01/17	5,896	5,600
Time Warner, Inc., 5.500%, 11/15/11	1,306	1,287
Viacom, Inc., 6.125%, 10/05/17	766	734

		11,162

Miscellaneous Manufacturer (1.9%)
Caterpillar, Inc., 5.700%, 08/15/16	5	5
Clorox Co., 5.450%, 10/15/12	1,435	1,442
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
General Electric Co., 5.000%, 02/01/13	1,932	1,946
General Electric Co., 5.250%, 12/06/17(d)	1,870	1,797
Kimberly-Clark Corp., 6.125%, 08/01/17	4,557	4,732
Siemens Financierings NV, 5.750%, 10/17/16(b)	2,350	2,353
Wesfarmers Ltd., 6.998%, 04/10/13(b)	3,603	3,722

		15,997

Oil & Gas (1.6%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,714	1,676
Cameron International Corp., 6.375%, 07/15/18	1,215	1,223
Enterprise Products Operating LP, Ser B, 5.600%, 10/15/14	3,418	3,348
Praxair, Inc., 4.625%, 03/30/15	4,265	4,095
Transocean, Inc., 6.000%, 03/15/18	2,990	2,994
Weatherford International Ltd., 4.950%, 10/15/13	535	524

		13,860

Pharmaceuticals (3.8%)
Abbott Laboratories, 5.600%, 11/30/17	4,824	4,866
Astrazeneca PLC, 5.900%, 09/15/17(d)	7,948	8,147
Covidien International Finance SA, 6.000%, 10/15/17(b)	2,858	2,893
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	4,497	4,480
Johnson & Johnson, 5.550%, 08/15/17(d)	4,724	4,919
Merck & Co., Inc., 5.125%, 11/15/11	1,825	1,879
Schering-Plough, 6.000%, 09/15/17	4,142	4,090
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	823	804

		32,078

Pipelines (1.4%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	2,503	2,680

	Shares or
	Principal
	Amount ($)	Value ($)
El Paso Natural Gas, 5.950%, 04/15/17	590	569
Energy Transfer Partners, 6.700%, 07/01/18	4,889	4,921
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)	2,597	2,629
Southern Natural Gas Co., 5.900%, 04/01/17(b)(d)	495	473
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18(b)	888	862

		12,134

Retail (1.5%)
J.C. Penney Corp., Inc., 5.750%, 02/15/18	467	416
Tesco PLC, 5.500%, 11/15/17(b)	3,306	3,217
Wal-Mart Stores, Inc., 5.800%, 02/15/18	8,532	8,834

		12,467

Software (0.5%)
Intuit, Inc., 5.750%, 03/15/17	658	618
Oracle Corp., 5.750%, 04/15/18	4,051	4,048

		4,666

Telecommunication Services (2.4%)
AT&T, Inc., 4.950%, 01/15/13	2,990	2,979
AT&T, Inc., 5.100%, 09/15/14	2,999	2,940
Cisco Systems, Inc., 5.500%, 02/22/16	3,113	3,141
Comcast Corp., 4.950%, 06/15/16	1,606	1,479
Rogers Wireless, Inc., 7.500%, 03/15/15	1,464	1,550
Verizon Communications, Inc., 5.250%, 04/15/13	2,381	2,367
Verizon Communications, Inc., 5.550%, 02/15/16	1,542	1,502
Vodafone Group PLC, 5.500%, 06/15/11	4,148	4,189

		20,147

Total Corporate Bonds		286,194

U.S. Government Agency Mortgages (4.9%)
Fannie Mae (4.7%)
5.725%, 03/01/12	207	212
6.260%, 05/01/12	300	312
5.000%, 07/04/28	42,056	40,309
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		40,833
Freddie Mac (—%)
6.500%, 08/01/08	11	11

		11

Ginnie Mae (0.2%)
4.449%, 03/16/25	312	311
4.811%, 05/16/27	377	378
5.376%, 02/16/31 (a)	400	396
5.269%, 03/16/37 (a)	400	393

		1,478

Total U.S. Government Agency Mortgages		42,322

Municipal Bonds (3.3%)
California State Department Water Resource Power Supply, Ser A, RB, 5.500%, 05/01/16, Prerefunded 05/01/12 @ 101, AMBAC	1,150	1,257
Chicago Illinois Board of Education, Ser C, GO, 5.000%, 12/01/31, Prerefunded 12/01/11 @ 100, FSA	1,450	1,538
Cincinnati Ohio City School District, Classroom Facilities Construction & Improvement, GO, 5.000%, 12/01/31, Prerefunded 12/01/13 @ 100, FSA	2,765	2,964
Clark County Washington School District No. 37, Vancouver, Ser B, GO, 5.750%, 12/01/15, Prerefunded 12/01/11 @ 100, SBG	1,535	1,665
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Ser A, RB, 5.250%, 07/01/33, Prerefunded 07/01/12 @ 100, MBIA	4,015	4,309

	Shares or
	Principal
	Amount ($)	Value ($)
Lincoln Nebraska Electricity System, RB, 5.250%, 09/01/17, Prerefunded 09/01/11 @ 100	2,365	2,520
Metropolitan Transportation Authority, Ser B, RB, 5.250%, 11/15/32, Prerefunded 11/15/13 @ 100	2,900	3,165
Pennsylvania State Turnpike Commission, Registration Fee, RB, 5.125%, 07/15/23, Prerefunded 07/15/11 @ 101, AMBAC	2,055	2,192
San Antonio Independent School District Building, Ser A, GO, 5.000%, 08/15/31, Prerefunded 08/15/11 @ 100, PSF-GTD	3,610	3,817
Tacoma Washington Electric Systems, Ser A, RB, 5.750%, 01/01/18, Prerefunded 01/01/11 @ 101, FSA	1,365	1,470
University of Texas Permanent University Fund, Ser B, RB, 4.750%, 07/01/30, Prerefunded 07/01/14 @ 100	2,760	2,942

Total Municipal Bonds		27,839

U.S. Treasury Obligations (50.5%)
U.S. Treasury Notes (50.5%)
3.125%, 10/15/08	1,500	1,506
4.000%, 04/15/10(d)	111,996	114,848
4.375%, 12/15/10(d)	110,025	114,263
4.875%, 04/30/11	83,476	87,996
3.625%, 12/31/12	5,603	5,688
2.500%, 03/31/13(d)	96,814	93,403
3.875%, 05/12/18	12,679	12,573
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		430,277

Total U.S. Treasury Obligations		430,277

Short-Term Investment (34.4%)
Credit Suisse Enhanced Liquidity Fund (e)	293,287,270	293,287

Total Short-Term Investment		293,287

Money Market Fund (7.5%)
RidgeWorth Institutional Cash Management Money Market Fund (f)	63,648,947	63,649

Total Money Market Fund		63,649

Total Investments (Cost $1,205,579)(g) — 140.8%		1,200,116
Liabilities in excess of other assets — (40.8)%		(347,878)

Net Assets — 100.0%		$852,238

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 6.7% of net assets as of June 30, 2008.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the fund as of June 30, 2008 are identified below (in thousands):

Issue	Acquisition				Percentage of
Description	Date	Cost ($)	Par ($)	Value ($)	Net Assets (%)

Commercial Industrial Finance Corp.	07/20/07	854	1,200	617	0.07
Marathon CLO Ltd.	07/19/07	516	645	413	0.04
Muir Grove CLO Ltd.	09/25/07	1,744	1,750	1,432	0.17

(d)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $293,287.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

FSA	Security insured by Financial Security Assurance

GO	General Obligation

MBIA	Security insured by Municipal Bond Insurance Association

MTN	Medium Term Note

PSF GTD	Security Insured by Permanent School Fund Guarantee Program

RB	Revenue Bond

SBG	School Board Guaranty
See Notes to Schedules of Portfolio Investments.

At June 30, 2008 the Fund’s foreign currency contracts were as follows:

		Contract			Unrealized
		Amount in Local	Contract Value	Market	Appreciation
Currency	Delivery Date	Currency	in USD ($)	Value ($)	(Depreciation) ($)

Short:
Australian Dollar	8/11/08	901	838	859	(20)
Australian Dollar	8/15/08	904	858	861	(3)
Australian Dollar	8/27/08	359	342	342	1
Australian Dollar	8/27/08	545	515	518	(3)
Australian Dollar	8/27/08	360	340	343	(3)
Brazilian Real	7/17/08	2,806	1,662	1,745	(83)
Brazilian Real	8/8/08	2,826	1,669	1,749	(79)
Brazilian Real	7/31/08	548	340	340	0
Brazilian Real	8/1/08	21,328	13,137	13,218	(81)
Brazilian Real	8/1/08	20,076	12,358	12,442	(84)
British Pound	7/22/08	4,765	9,461	9,473	(12)
British Pound	9/26/08	261	510	516	(6)
British Pound	9/26/08	6,015	11,765	11,900	(135)
British Pound	9/26/08	86	170	170	(0)
Canadian Dollar	7/21/08	9,556	9,452	9,372	81
Chilean Peso	7/18/08	373,270	817	711	106
Chilean Peso	9/5/08	330,395	681	628	54
Chinese Yuan Renminbi	7/21/08	7,048	978	1,031	(53)
Chinese Yuan Renminbi	7/21/08	10,590	1,469	1,549	(80)
Euro	7/29/08	1,053	1,635	1,656	(21)
Euro	8/6/08	6,773	10,370	10,643	(273)
Euro	8/11/08	549	840	862	(22)
Euro	8/18/08	546	840	857	(17)
Euro	8/20/08	328	505	515	(10)
Euro	9/15/08	220	340	345	(4)
Israeli Shekel	9/18/08	1,170	344	349	(5)
Israeli Shekel	9/29/08	1,152	340	343	(3)
Japanese Yen	7/31/08	84,589	815	798	17
Japanese Yen	8/11/08	88,099	840	832	8
Japanese Yen	8/18/08	87,765	842	829	13
Japanese Yen	9/10/08	35,717	339	338	1
Malaysian Ringgit	10/20/08	1,281	398	393	5
Malaysian Ringgit	10/20/08	1,281	395	393	2
Malaysian Ringgit	8/21/08	1,638	500	502	(2)
New Zealand Dollar	7/29/08	1,041	815	789	26
New Zealand Dollar	8/12/08	1,103	840	834	6
New Zealand Dollar	8/14/08	441	335	334	1
New Zealand Dollar	8/18/08	1,121	840	847	(7)
New Zealand Dollar	8/19/08	1,126	840	851	(11)
New Zealand Dollar	8/19/08	1,105	840	835	5
Norwegian Krone	9/8/08	1,768	348	345	3
Norwegian Krone	9/17/08	1,826	345	356	(11)
Norwegian Krone	9/18/08	1,800	347	351	(4)
Peruvian New Sol	7/15/08	4,410	1,542	1,490	52
Peruvian New Sol	7/30/08	921	323	311	12
Peruvian New Sol	9/16/08	995	346	336	10
Phillipine Peso	8/22/08	7,485	170	166	4
Polish Zloty	9/5/08	1,496	686	699	(13)
Singapore Dollar	10/21/08	547	401	404	(3)
Singapore Dollar	10/21/08	547	400	404	(5)
Singapore Dollar	8/21/08	691	505	509	(4)
Turkish Lira	11/12/08	225	165	174	(9)
Turkish Lira	11/12/08	227	170	175	(5)
Turkish Lira	11/12/08	227	170	175	(5)
Turkish Lira	11/12/08	449	340	347	(7)
Turkish Lira	12/19/08	225	170	171	(1)
Turkish Lira	12/19/08	442	335	336	(1)
Turkish Lira	12/26/08	2,220	1,695	1,684	11
Turkish Lira	12/19/08	222	170	169	1

Total Short Contracts			$99,844	$100,513	($669)

		Contract			Unrealized
		Amount in Local	Contract Value	Market	Appreciation
Currency	Delivery Date	Currency	in USD ($)	Value ($)	(Depreciation) ($)

Long:
Australian Dollar	8/11/08	901	840	859	19
Australian Dollar	8/15/08	904	840	861	21
Australian Dollar	8/27/08	180	170	171	1
Australian Dollar	8/27/08	179	170	170	0
Australian Dollar	8/27/08	180	170	171	1
Australian Dollar	8/27/08	360	340	343	3
Australian Dollar	8/27/08	181	170	172	2
Australian Dollar	8/27/08	184	170	175	5
Brazilian Real	7/17/08	2,806	1,635	1,745	110
Brazilian Real	8/8/08	2,826	1,665	1,749	84
Brazilian Real	7/31/08	548	339	340	0
Canadian Dollar	7/21/08	9,556	9,419	9,372	(47)
Chilean Peso	7/18/08	373,270	815	711	(104)
Chilean Peso	9/5/08	165,070	340	314	(26)
Chilean Peso	9/5/08	165,325	340	314	(26)
Chinese Yuan Renminbi	7/21/08	7,048	975	1,031	56
Chinese Yuan Renminbi	7/21/08	10,590	1,465	1,549	84
Euro	7/29/08	1,053	1,627	1,656	29
Euro	8/11/08	549	845	862	17
Euro	8/18/08	546	858	857	(0)
Euro	8/20/08	328	515	515	1
Euro	8/6/08	6,773	10,472	10,643	171
Euro	9/15/08	220	340	345	5
Israeli Shekel	9/18/08	1,170	345	349	4
Israeli Shekel	9/29/08	1,152	340	343	3
Japanese Yen	7/31/08	84,589	811	798	(13)
Japanese Yen	8/11/08	88,099	853	832	(21)
Japanese Yen	8/18/08	87,765	840	829	(11)
Japanese Yen	9/10/08	35,717	340	338	(2)
Japanese Yen	9/10/08	1,110,244	10,600	10,498	(102)
Japanese Yen	9/10/08	565,059	5,243	5,343	100
Malaysian Ringgit	10/20/08	2,562	815	785	(30)
Malaysian Ringgit	8/21/08	1,638	505	502	(3)
New Zealand Dollar	7/29/08	1,041	814	789	(24)
New Zealand Dollar	8/12/08	1,103	840	834	(5)
New Zealand Dollar	8/14/08	441	332	334	2
New Zealand Dollar	8/18/08	1,121	840	847	8
New Zealand Dollar	8/19/08	2,232	1,731	1,686	(45)
Norwegian Krone	9/8/08	1,768	340	345	5
Norwegian Krone	9/17/08	1,826	345	356	11
Norwegian Krone	9/18/08	1,800	345	351	6
Peruvian New Sol	7/15/08	2,205	815	745	(70)
Peruvian New Sol	7/15/08	2,206	820	745	(75)
Peruvian New Sol	7/30/08	921	330	311	(19)
Peruvian New Sol	9/16/08	995	345	336	(9)
Phillipine Peso	8/22/08	7,485	167	166	(1)
Polish Zloty	9/5/08	748	340	349	9
Polish Zloty	9/5/08	749	340	350	10
Singapore Dollar	10/21/08	1,094	815	809	(6)
Singapore Dollar	8/21/08	691	505	509	4
Turkish Lira	11/12/08	452	342	349	8
Turkish Lira	11/12/08	675	507	522	15

Total Long Contracts			$66,121	66,274	$152

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate %	Date	Value ($)
Aetna, Inc.	Merrill Lynch	(1,005)	1.43	06/20/13	(34)
Allstate Corp.	Barclays Bank PLC	(885)	0.75	03/20/13	5
Brunswick Corp.	Merrill Lynch	(120)	1.15	03/20/17	15
Brunswick Corp.	Merrill Lynch	(500)	1.12	03/20/17	60
Capital One	Citibank N.A.	(885)	1.65	06/20/13	55
Carnival Corp.	JPMorgan	(790)	0.70	09/20/17	45
Centex Corp.	Credit Suisse First Boston	(620)	2.65	09/20/17	47
North America High Yield CDX Indices; Series 10	Merrill Lynch	(10,335)	5.00	06/20/13	633
North America High Yield CDX Indices; Series 10	Merrill Lynch	(10,335)	5.00	06/20/13	633
North America High Yield CDX Indices; Series 10	Merrill Lynch	(20,670)	5.00	06/20/13	1,266
Gannett Co.	Citibank N.A.	(500)	0.83	06/20/17	55
Gannett Co.	Citibank N.A.	(120)	0.81	06/20/17	13
Goldman Sachs	Barclays Bank PLC	(885)	1.28	06/20/13	3
Goldman Sachs	Credit Suisse First Boston	(1,715)	1.15	06/20/13	15
Istar Financial, Inc.	Citibank N.A.	(120)	0.70	03/20/17	31
Istar Financial, Inc.	Citibank N.A.	(500)	0.88	03/20/17	125
Lehman Brothers	Barclays Bank PLC	(885)	2.25	06/20/13	21
Masco Corp.	Merrill Lynch	(1,560)	2.20	06/20/13	(34)
Norfolk Southern Corp	JPMorgan	(1,005)	0.73	06/20/13	(3)
Toll Brothers, Inc.	Merrill Lynch	(1,560)	2.65	06/20/13	(17)
UBS AG	Morgan Stanley	(1,005)	1.80	06/20/13	(27)
Valero Energy Corp.	Morgan Stanley	(1,005)	1.29	06/20/13	5
Wachovia Corp.	Barclays Bank PLC	(885)	1.20	06/20/13	32

					2,944

At June 30, 2008, liquid assets totaling $152,602, in thousands, have been designated as collateral for open swap agreements.

Open Futures Contracts at June 30, 2008:

					Unrealized
		Notional	Expiration		Appreciation
Description	Type	Amount ($)	Month	Contracts	(Depreciation) ($)
U.S. 2YR Note	Long	106,869	09/08	506	235
U.S. 20YR Note	Short	(20,229)	09/08	175	(367)

					(132)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (2.8%)
Automobile ABS (0.6%)
Daimler Chrysler Auto Trust, Ser 2005-A, Cl A4, 3.740%, 02/08/10	975	975
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.014%, 04/15/12	1,210	1,229

		2,204

Collateralized Loan Obligations ABS (0.5%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 6.801%, 12/22/20 (a) (b)	960	493
Marathon CLO Ltd., Ser 2005-2A, Cl D, 7.503%, 12/20/19 (a) (b)	515	330
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 4.920%, 03/25/20 (a) (b)	1,450	1,187

		2,010

Credit Card ABS (0.2%)
Citibank Credit Card Issuance Trust, Ser 2008-A7, Cl A7, 4.150%, 07/07/17	1,000	923

Home Equity ABS (0.2%)
Citifinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33 (a)	975	859

Utility ABS (1.3%)
CenterPoint Energy Transition Bond Co., Ser 2008-A, Cl A2, 5.234%, 02/01/23 (a)	1,621	1,552
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	1,691	1,721
CNH Equipment Trust, Ser 2008-A, Cl A4A, 4.930%, 08/15/14 (a)	865	854
PECO Energy Transition Trust, Ser 2000-A, Cl A4, 7.650%, 03/01/10	839	876
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	295	321

		5,324

Total Asset-Backed Securities		11,320

Collateralized Mortgage Obligations (5.6%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	2,375	2,362
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	2,540	2,606
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,015	1,051
Countrywide Alternative Loan Trust, Ser 2006-HY12, Cl A5, 6.171%, 08/25/36 (a)	3,004	2,150
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	818	772
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.505%, 02/15/34 (a)	748	767

	Shares or
	Principal
	Amount ($)	Value ($)
Fannie Mae, Ser 2005-20, Cl PC, 5.000%, 07/25/24	867	874
Freddie Mac, Ser 2966, Cl NW, 5.069%, 08/15/25	1,064	1,075
Freddie Mac, Ser 3134, Cl PA, 5.000%, 09/15/18	692	699
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,082	2,134
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.819%, 01/10/38 (a)	593	584
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	1,022	1,047
JPMorgan Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	1,821	1,876
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26 (a)	1,171	1,202
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	1,793	1,842
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.000%, 06/25/18 (a)	860	831
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	942	889

Total Collateralized Mortgage Obligations		22,761

Corporate Bonds (39.9%)
Aerospace/Defense (0.9%)
Boeing Co. (The), 5.125%, 02/15/13	1,419	1,447
Lockheed Martin Corp., 4.121%, 03/14/13	1,161	1,127
United Technologies Corp., 4.875%, 05/01/15	1,230	1,223

		3,797

Auto Manufacturers (0.4%)
DaimlerChrysler NA Holding Corp., 8.500%, 01/18/31	1,268	1,466

Banks (2.6%)
Bank of America Corp., 7.400%, 01/15/11	3,339	3,482
Bank of America Corp., 5.375%, 09/11/12	1,920	1,924
Bank of New York Mellon, Ser G, 4.950%, 11/01/12	1,848	1,843
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13	814	793
Wells Fargo & Co., 4.375%, 01/31/13	2,640	2,556

		10,598

Beverages (2.9%)
Coca-Cola Co., 5.350%, 11/15/17	2,362	2,381
Diageo Capital PLC, 5.200%, 01/30/13	943	944
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Dr Pepper Snapple Group, Inc., 6.820%, 05/01/18 (c)	3,071	3,084
PepsiCo, Inc., 5.000%, 06/01/18	3,621	3,533
SABMiller PLC, 6.200%, 07/01/11(c)	1,853	1,900

		11,842

Building Materials (0.4%)
Lafarge SA, 6.150%, 07/15/11	993	999
Martin Marietta Materials, Inc., 6.250%, 05/01/37	836	710

		1,709

Chemicals (0.3%)
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,363	1,271

Commercial Services (2.0%)
Caterpillar Financial Services Corp., Ser F, 5.850%, 09/01/17	616	631
ERAC USA Finance Co., 5.800%, 10/15/12 (c)	1,225	1,158
ERAC USA Finance Co., 5.600%, 05/01/15 (c)	1,148	1,049
International Paper Co., 7.950%, 06/15/18	1,197	1,190
Veolia Environnement, 6.000%, 06/01/18	1,582	1,578
Xerox Corp., 5.500%, 05/15/12	908	898
Xerox Corp., 6.350%, 05/15/18	1,417	1,399

		7,903

Computers (0.5%)
Hewlett-Packard Co., 4.500%, 03/01/13	804	796
IBM Corp., 5.700%, 09/14/17	783	795
IBM Corp., 5.875%, 11/29/32	340	329

		1,920

Consumer Staples (0.6%)
Kellogg Co., 4.250%, 03/06/13	1,190	1,156
Kraft Foods, Inc., 6.125%, 08/23/18	1,440	1,395

		2,551

Diversified Financial Services (6.6%)
ABX Financing Co., 6.350%, 10/15/36 (c)	873	826
American Express Co., 6.150%, 08/28/17	1,189	1,161
Citigroup, Inc., 5.125%, 05/05/14	672	642
Citigroup, Inc., 6.000%, 08/15/17	312	298
Citigroup, Inc., 5.850%, 12/11/34	257	216
Citigroup, Inc., 6.875%, 03/05/38	375	362
Credit Suisse (USA), Inc., 6.125%, 11/15/11	1,320	1,355
Credit Suisse (USA), Inc., 6.500%, 01/15/12	692	718
Fund American Cos., Inc., 5.875%, 05/15/13	2,245	2,172
General Electric Capital Corp., Ser A, 5.450%, 01/15/13	1,563	1,596
HSBC Holdings PLC, 7.625%, 05/17/32	774	799
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	679	592

	Shares or
	Principal
	Amount ($)	Value ($)
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,377	1,342
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	456	399
Janus Capital Group, Inc., 5.875%, 09/15/11	783	770
Jefferies Group, Inc., 6.450%, 06/08/27	308	240
Lazard Group LLC, 7.125%, 05/15/15	2,326	2,175
Merrill Lynch & Co., Inc., MTN, 6.150%, 04/25/13	1,423	1,379
Merrill Lynch & Co., Inc., Ser C, MTN, 6.050%, 08/15/12	1,119	1,095
Morgan Stanley, 5.300%, 03/01/13	3,029	2,919
Northern Trust Co., 5.200%, 11/09/12	2,158	2,185
NYSE Euronext, 4.800%, 06/28/13	1,863	1,837
TIAA Global Markets, 5.125%, 10/10/12 (c)	1,515	1,542

		26,620

Electric (3.5%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,353	1,319
E.ON International Finance B.V., 5.800%, 04/30/18(c)	3,659	3,589
Enel Finance International, 6.800%, 09/15/37 (c)	1,497	1,510
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,441	1,404
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,303	1,251
Nevada Power Co., Ser L, 5.875%, 01/15/15	456	455
Nevada Power Co., Ser R, 6.750%, 07/01/37	974	952
Oncor Electric Delivery Co., 7.000%, 05/01/32	856	819
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,411	1,361
Public Service Colorado, Ser 17, 6.250%, 09/01/37	780	792
Wisconsin Power & Light Co., 6.375%, 08/15/37	793	792

		14,244

Insurance (0.4%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13(c)	1,800	1,795

Machinery Diversified (0.1%)
Caterpillar, Inc., 6.050%, 08/15/36	254	252

Materials (1.1%)
ArcelorMittal, 6.125%, 06/01/18(c)	1,895	1,852
Nucor Corp., 5.850%, 06/01/18	321	324
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	1,101	1,107
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	1,140	1,154

		4,437

Media (1.4%)
News America Holdings, Inc., 6.200%, 12/15/34	679	626
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Thomson Reuters Corp., 5.950%, 07/15/13	403	405
Time Warner Cable, Inc., 5.850%, 05/01/17	3,560	3,381
Time Warner, Inc., 6.500%, 11/15/36	840	748
Viacom, Inc., 6.125%, 10/05/17	325	311

		5,471

Miscellaneous Manufacturer (2.6%)
Clorox Co., 5.450%, 10/15/12	609	612
General Electric Co., 5.000%, 02/01/13	3,672	3,699
General Electric Co., 5.250%, 12/06/17 (d)	1,107	1,064
Kimberly-Clark Corp., 6.125%, 08/01/17	2,138	2,220
Siemens Financierings NV, 6.125%, 08/17/26 (c)	1,006	966
Wesfarmers Ltd., 6.998%, 04/10/13 (c)	1,917	1,980

		10,541

Oil & Gas (2.2%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	967	946
Apache Corp., 6.000%, 01/15/37	823	807
Cameron International Corp., 6.375%, 07/15/18	615	619
ConocoPhillips, 5.900%, 10/15/32	602	596
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35 (d)	993	844
Praxair, Inc., 4.625%, 03/30/15	2,311	2,219
Transocean, Inc., 6.000%, 03/15/18	599	600
Transocean, Inc., 6.800%, 03/15/38	1,284	1,313
Weatherford International, Inc., 6.500%, 08/01/36	916	896

		8,840

Pharmaceuticals (3.6%)
Abbott Laboratories, 5.600%, 11/30/17	2,955	2,981
AstraZeneca PLC, 6.450%, 09/15/37	2,430	2,474
Covidien International Finance SA, 6.000%, 10/15/17 (c)	1,760	1,781
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	2,306	2,297
Johnson & Johnson, 5.550%, 08/15/17	2,159	2,248
Merck & Co., Inc., 5.125%, 11/15/11	967	996
Schering-Plough Corp., 6.550%, 09/15/37	1,184	1,156
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	613	587

		14,520

Pipelines (2.2%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,191	1,275
Colonial Pipeline Co., 6.375%, 08/01/37(c)	1,680	1,667
El Paso Natural Gas, 5.950%, 04/15/17	650	627
Energy Transfer Partners, 7.500%, 07/01/38	1,774	1,826
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (c)	1,316	1,332
Southern Natural Gas Co., 5.900%, 04/01/17 (c) (d)	445	425

	Shares or
	Principal
	Amount ($)	Value ($)
Trans-Canada Pipelines, 6.200%, 10/15/37	1,610	1,476
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18 (c)	450	437

		9,065

Retail (1.8%)
J.C. Penney Corp., Inc., 5.750%, 02/15/18	284	254
Tesco PLC, 5.500%, 11/15/17 (c)	2,060	2,004
Wal-Mart Stores, Inc., 5.250%, 09/01/35	492	428
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,505	4,636

		7,322

Software (0.6%)
Intuit, Inc., 5.750%, 03/15/17	373	351
Oracle Corp., 5.750%, 04/15/18	2,178	2,176

		2,527

Telecommunication Services (3.2%)
AT&T, Inc., 4.950%, 01/15/13	1,738	1,732
AT&T, Inc., 5.100%, 09/15/14	1,548	1,518
AT&T, Inc., 6.450%, 06/15/34	947	914
Cisco Systems, Inc., 5.500%, 02/22/16	1,913	1,930
Comcast Corp., 6.450%, 03/15/37	856	797
Rogers Wireless, Inc., 7.500%, 03/15/15	890	942
Verizon Communications, Inc., 5.250%, 04/15/13	1,266	1,259
Verizon Communications, Inc., 5.550%, 02/15/16	1,337	1,302
Vodafone Group PLC, 5.500%, 06/15/11	2,464	2,488

		12,882

Total Corporate Bonds		161,573

U.S. Government Agencies (0.5%)
Fannie Mae (0.3%)
3.250%, 02/15/09 (d)	1,000	1,003
5.125%, 01/02/14	500	499

		1,502

Freddie Mac (0.2%)
4.050%, 11/17/09	700	710

Total U.S. Government Agencies		2,212

U.S. Government Agency Mortgages (4.7%)
Fannie Mae (4.7%)
5.000%, 07/04/28	19,750	18,929

Ginnie Mae (—%)
7.000%, 04/15/13	129	136
7.000%, 08/15/14	93	97
7.000%, 05/15/31	52	55
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		288

Total U.S. Government Agency Mortgages		19,217

U.S. Treasury Obligations (41.4%)
U.S. Treasury Bonds (3.9%)
4.750%, 02/15/37	10,746	11,097
5.000%, 05/15/37 (d)	4,422	4,752

		15,849

U.S. Treasury Notes (37.5%)
3.125%, 10/15/08	1,000	1,004
4.375%, 12/15/10 (d)	44,077	45,775
4.875%, 04/30/11	48,279	50,893
3.625%, 12/31/12	3,579	3,633
2.500%, 03/31/13 (d)	38,050	36,709
3.500%, 02/15/18	2,819	2,713
3.875%, 05/12/18	11,518	11,422

		152,149

Total U.S. Treasury Obligations		167,998

Municipal Bonds (3.5%)
California State Department Water Resource Power Supply, Ser A, RB, 5.500%, 05/01/16, Prerefunded 05/01/12 @ 101, AMBAC	580	634
Chicago Illinois Board of Education, Ser C, GO, 5.000%, 12/01/31, Prerefunded 12/01/11 @ 100, FSA	730	774
Cincinnati Ohio City School District, Classroom Facilities Construction & Improvement, GO, 5.000%, 12/01/31, Prerefunded 12/01/13 @ 100, FSA	1,385	1,485
Clark County Washington School District No. 37, Vancouver, Ser B, GO, 5.750%, 12/01/15, Prerefunded 12/01/11 @ 100, SBG	770	835
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Ser A, RB, 5.250%, 07/01/33, Prerefunded 07/01/12 @ 100, MBIA	2,005	2,152
Lincoln Nebraska Electricity System, RB, 5.250%, 09/01/17, Prerefunded 09/01/11 @ 100	1,180	1,257
Metropolitan Transportation Authority, Ser B, RB, 5.250%, 11/15/32, Prerefunded 11/15/13 @ 100	1,440	1,572
Pennsylvania State Turnpike Commission, Registration Fee, RB, 5.125%, 07/15/23, Prerefunded 07/15/11 @ 101, AMBAC	1,115	1,189
San Antonio Independent School District Building, Ser A, GO, 5.000%, 08/15/31, Prerefunded 08/15/11 @ 100, PSF-GTD	1,800	1,903
Tacoma Washington Electric Systems, Ser A, RB, 5.750%, 01/01/18, Prerefunded 01/01/11 @ 101, FSA	680	732

	Shares or
	Principal
	Amount ($)	Value ($)
University of Texas Permanent University Fund, Ser B, RB, 4.750%, 07/01/30, Prerefunded 07/01/14 @ 100	1,370	1,461

Total Municipal Bonds		13,994

Short-Term Investment (18.8%)
Credit Suisse Enhanced Liquidity Fund (e)	76,120,866	76,121

Total Short-Term Investment		76,121

Money Market Fund (7.4%)
RidgeWorth Institutional Cash Management Money Market Fund (f)	29,911,854	29,912

Total Money Market Fund		29,912

Total Investments (Cost $508,311)(g) — 124.6%		505,108

Liabilities in excess of other assets — (24.6)%		(99,626)

Net Assets — 100.0%		$405,482

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The Illiquid Sedurities held by the Fund as of June 30, 2008 are identified below (in thousands):

	Acquisition	Cost	Par	Value	Percent of Net
Issue Description	Date	($)	($)	($)	Assets (%)

Commercial Industrial Finance Corp.	07/20/07	683	960	493	0.12
Marathon CLO Ltd.	07/19/07	412	515	330	0.08
Muir Grove CLO Ltd.	09/25/07	1,445	1,450	1,187	0.29

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.1% of net assets as of June 30, 2008.

(d)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $74,182.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

FSA	Security insured by Financial Security Assurance

GO	General Obligation

MBIA	Security insured by Municipal Bond Insurance Association

MTN	Medium Term Note

PSF-GTD	Permanent School Fund Guarantee Program

RB	Revenue Bond

SBG	School Board Guaranty
Credit Default Swap Agreements

		Notional	Fixed Rate	Expiration
Underlying Instrument	Counterparty	Amount ($)	(%)	Date	Value ($)
Brunswick Corp	Merrill Lynch	(740)	1.15	03/20/17	90
Centex Corp	Credit Suisse First Boston	(740)	2.65	09/20/17	57
Goldman Sachs	Barclays Bank PLC	(435)	1.28	06/20/13	1
Goldman Sachs	Credit Suisse First Boston	(865)	1.15	06/20/13	8
Lehman Brothers	Barclays Bank PLC	(435)	2.25	06/20/13	10
Masco Corp	Merrill Lynch	(780)	2.20	06/20/13	(17)
Toll Brothers	Merrill Lynch	(780)	2.65	06/20/13	(8)
Allstate	Barclays Bank PLC	(435)	0.75	03/20/13	2
Gannett Co	Citibank N.A.	(740)	0.81	06/20/17	82
Istar Financial, Inc	Citibank N.A.	(740)	0.70	03/20/17	191
Aetna, Inc	Merrill Lynch	(535)	1.43	06/20/13	(18)
North America High Yield CDX Indices; Series 10	Merrill Lynch	(4,910)	5.00	06/20/13	301
North America High Yield CDX Indices; Series 10	Merrill Lynch	(4,910)	5.00	06/20/13	301
North America High Yield CDX Indices; Series 10	Merrill Lynch	(9,820)	5.00	06/20/13	601
Capital One	Citibank N.A.	(435)	1.65	06/20/13	27
Wachovia Corp	Barclays Bank PLC	(435)	1.20	06/20/13	16
Carnival Corp	JPMorgan	(645)	0.70	09/20/17	37
Norfolk Southern Corp	JPMorgan	(535)	0.73	06/20/13	(1)
Valero Energy Corp	Morgan Stanley	(535)	1.29	06/20/13	3
UBS AG	Morgan Stanley	(535)	1.80	06/20/13	(15)

					1,668

At June 30, 2008, liquid assets totaling $105,149, in thousands, have been designated as collateral for open swap agreements.
Open Futures Contracts at June 30, 2008:

					Unrealized
					Appreciation
Description	Type	Notional Amount ($)	Expiration Month	Contracts	(Depreciation) ($)
U.S. 2YR Note	Long	50,055	09/08	237	110
U.S. 20YR Bond	Short	(9,479)	09/08	82	(172)

					(62)

At June 30, 2008 the Fund’s foreign currency exchange contracts were as follows:

					Unrealized
		Contract Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD ($)	Market Value ($)	(Depreciation)($)
Short:
Australian Dollar	08/11/08	429	399	409	(10)
Australian Dollar	08/15/08	430	409	410	(1)
Australian Dollar	08/27/08	169	161	161	0
Australian Dollar	08/27/08	256	242	244	(2)
Australian Dollar	08/27/08	169	160	161	(1)
Brazilian Real	07/17/08	1,390	823	864	(41)
Brazilian Real	07/31/08	258	160	160	0
Brazilian Real	08/01/08	10,027	6,176	6,214	(38)
Brazilian Real	08/01/08	9,437	5,809	5,849	(40)
Brazilian Real	08/08/08	1,350	797	835	(38)
Canadian Dollar	07/21/08	5,146	5,090	5,047	43
Chilean Peso	07/18/08	183,200	400	349	51
Chilean Peso	09/05/08	155,480	321	295	26
Chinese Yuan Renminbi	07/21/08	5,639	782	824	(42)
Chinese Yuan Renminbi	07/21/08	8,458	1,173	1,237	(64)
Euro	07/29/08	515	800	810	(10)
Euro	08/06/08	3,249	4,975	5,107	(132)
Euro	08/11/08	261	400	410	(10)
Euro	08/18/08	260	400	408	(8)
Euro	08/20/08	156	240	245	(5)
Euro	09/15/08	103	160	162	(2)
British Pound	07/22/08	2,566	5,094	5,101	(7)
British Pound	09/26/08	123	240	243	(3)
British Pound	09/26/08	2,510	4,910	4,966	(56)
British Pound	09/26/08	41	80	80	0
Isreali Shekel	09/18/08	543	159	162	(3)
Isreali Shekel	09/29/08	542	160	161	(1)
Japanese Yen	07/31/08	41,516	400	392	8
Japanese Yen	08/11/08	41,952	400	396	4
Japanese Yen	08/18/08	41,793	401	395	6
Japanese Yen	09/10/08	16,808	159	158	1
Malaysian Ringgit	08/21/08	778	238	239	(1)
Malaysian Ringgit	10/20/08	636	198	195	3
Malaysian Ringgit	10/20/08	636	196	195	1
Norwegian Krone	09/08/08	832	164	162	2
Norwegian Krone	09/17/08	847	160	165	(5)
Norwegian Krone	09/18/08	835	161	163	(2)
New Zealand Dollar	07/29/08	511	400	388	12
New Zealand Dollar	08/12/08	525	400	397	3
New Zealand Dollar	08/14/08	211	160	159	1
New Zealand Dollar	08/18/08	534	400	403	(3)
New Zealand Dollar	08/18/08	536	400	405	(5)
New Zealand Dollar	08/19/08	526	400	398	2
Peruvian New Sol	07/15/08	2,185	764	738	26
Peruvian New Sol	07/30/08	446	157	151	6
Peruvian New Sol	09/16/08	462	161	157	4
Phillipine Peso	08/22/08	3,522	80	78	2
Polish Zloty	09/05/08	704	323	329	(6)
Singapore Dollar	08/21/08	328	240	242	(2)
Singapore Dollar	10/21/08	268	197	199	(2)
Singapore Dollar	10/21/08	269	196	198	(2)
Turkish Lira	11/12/08	109	80	84	(4)
Turkish Lira	11/12/08	107	80	82	(2)
Turkish Lira	11/12/08	107	80	82	(2)
Turkish Lira	11/12/08	211	160	163	(3)
Turkish Lira	12/19/08	106	80	80	0
Turkish Lira	12/19/08	211	160	161	(1)
Turkish Lira	12/19/08	104	80	80	0
Turkish Lira	12/26/08	1,048	800	795	5

Total Short Contracts			$48,795	$49,143	$(348)

Long:
Australian Dollar	08/11/08	429	400	409	9
Australian Dollar	08/15/08	430	400	410	10
Australian Dollar	08/27/08	85	80	81	1
Australian Dollar	08/27/08	85	80	81	1
Australian Dollar	08/27/08	169	160	161	1
Australian Dollar	08/27/08	84	80	80	0
Australian Dollar	08/27/08	85	80	81	1
Australian Dollar	08/27/08	86	80	82	2
Brazilian Real	07/17/08	1,390	810	864	54
Brazilian Real	07/31/08	258	160	160	0
Brazilian Real	08/08/08	1,350	795	835	40
Canadian Dollar	07/21/08	5,146	5,072	5,047	(25)
Chilean Peso	07/18/08	183,200	400	348	(52)
Chilean Peso	09/05/08	77,680	160	148	(12)
Chilean Peso	09/05/08	77,800	160	148	(12)
Chinese Yuan Renminbi	07/21/08	8,458	1,170	1,237	67
Chinese Yuan Renminbi	07/21/08	5,639	780	825	45
Euro	07/29/08	515	796	810	14
Euro	08/06/08	3,249	5,024	5,106	82
Euro	08/11/08	261	402	410	8
Euro	08/18/08	260	408	408	0
Euro	08/20/08	156	245	245	0
Euro	09/15/08	103	160	162	2
Isreali Shekel	09/18/08	543	160	162	2
Isreali Shekel	09/29/08	542	160	162	2
Japanese Yen	07/31/08	41,516	398	392	(6)
Japanese Yen	08/11/08	41,952	406	396	(10)
Japanese Yen	08/18/08	41,793	400	395	(5)
Japanese Yen	09/10/08	16,808	160	159	(1)
Japanese Yen	09/10/08	518,463	4,950	4,902	(48)
Japanese Yen	09/10/08	265,501	2,464	2,511	47
Malaysian Ringgit	08/21/08	778	240	238	(2)
Malaysian Ringgit	10/20/08	1,273	405	390	(15)
Norwegian Krone	09/08/08	832	160	162	2
Norwegian Krone	09/17/08	847	160	165	5
Norwegian Krone	09/18/08	835	160	163	3
New Zealand Dollar	07/29/08	511	399	387	(12)
New Zealand Dollar	08/12/08	525	400	397	(3)
New Zealand Dollar	08/14/08	211	158	159	1
New Zealand Dollar	08/18/08	534	400	404	4
New Zealand Dollar	08/19/08	1,063	824	803	(21)
Peruvian New Sol	07/15/08	1,096	405	370	(35)
Peruvian New Sol	07/15/08	1,089	405	368	(37)
Peruvian New Sol	07/30/08	446	160	151	(9)
Peruvian New Sol	09/16/08	462	160	156	(4)
Phillipine Peso	08/22/08	3,522	78	78	0
Polish Zloty	09/05/08	352	160	164	4
Polish Zloty	09/05/08	352	160	164	4
Singapore Dollar	08/21/08	328	240	242	2
Singapore Dollar	10/21/08	537	400	397	(3)
Turkish Lira	11/12/08	216	163	167	4
Turkish Lira	11/12/08	318	239	246	7

Total Long Contracts			$32,876	$32,988	$112

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (91.1%)
Alabama (3.1%)
Alabama Public School & College Authority, Capital Improvements, Ser C, RB, 5.750%, 07/01/17, Callable 07/01/09 @ 101.50	3,950	4,136
Alabama Water Pollution Control Authority, RB, 5.750%, 08/15/12, Callable 08/15/09 @ 100, AMBAC	5,205	5,367
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable 06/01/11 @ 100, MBIA	4,060	4,308
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable 05/01/12 @ 102	2,375	2,583
Huntsville, Ser A, GO, 5.750%, 05/01/19, Callable 05/01/12 @ 102	2,800	3,032

		19,426

Alaska (0.5%)
Anchorage, Ser B, GO, 5.000%, 12/01/18, Callable 06/01/15 @ 100, MBIA	3,140	3,309

Arizona (4.2%)
Arizona Water Infrastructure Finance Authority, Water Quality, Ser A, RB, 5.625%, 10/01/12, Callable 10/01/09 @ 101	3,280	3,424
Chandler, GO, 5.000%, 07/01/19, Callable 07/01/17 @ 100	5,900	6,315
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/10	3,970	4,108
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/20, Callable 01/01/18 @ 100	2,000	2,127

	Shares or
	Principal
	Amount ($)	Value ($)
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/38, Callable 01/01/18 @ 100	10,000	10,143

		26,117

California (13.9%)
California Health Facilities Financing Authority, Catholic Healthcare West, Ser G, RB, 5.500%, 07/01/25, Callable 07/01/18 @ 100	4,000	4,065
California State Department of Water Resources Power Supply, Ser A, RB, 5.500%, 05/01/14, Callable 05/01/12 @ 101, AMBAC	3,140	3,356
California State Department of Water Resources Power Supply, Ser A, RB, 6.000%, 05/01/14, Callable 05/01/12 @ 101	2,950	3,220
California State Department of Water Resources Power Supply, Ser A, RB, 5.500%, 05/01/15, Callable 05/01/12 @ 101, AMBAC	5,800	6,183
California State Department of Water Resources, Central Valley Project, Ser AE, RB, 5.000%, 12/01/22, Callable 06/01/18 @ 100	8,000	8,448
California State Department of Water Resources, Central Valley Project, Ser AE, RB, 5.000%, 12/01/25, Callable 06/01/18 @ 100	9,000	9,408
California State, GO, 5.500%, 11/01/33, Callable 11/01/13 @ 100	11,000	11,233
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
California Statewide Communities Development Authority, Catholic Healthcare West, Ser C, RB, 5.625%, 07/01/18, Callable 07/01/18 @ 100	5,000	5,009
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, MBIA	1,000	1,127
Golden State Tobacco Securitization Corp., Tobacco Settlement, Ser 2003-A-1, RB, 6.750%, 06/01/39, Prerefunded 06/01/13 @ 100	2,420	2,742
Grossmont-Cuyamaca Community College District, GO, 5.000%, 08/01/21, Callable 08/01/18 @ 100, Assured Guaranty	5,000	5,301
Orange County, Loma Ridge/Data Center Project, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	1,075	1,220
Port of Oakland, Ser K, RB, AMT, 5.750%, 11/01/22, Callable 05/01/10 @ 100, FGIC	8,160	8,172
Riverside Water, Ser B, RB, 5.000%, 10/01/38, Callable 10/01/18 @ 100, FSA	10,000	10,119
Rowland Unified School District, Ser B, GO, 5.000%, 08/01/28, Callable 08/01/13 @ 100, FSA	7,320	7,431

		87,034

Colorado (1.7%)
Denver City & County Airport, Ser A, RB, AMT, 5.500%, 11/15/14, Callable 11/15/11 @ 100, FGIC FSA-CR	5,000	5,147
Douglas County School District No. RE1, Douglas & Ebert Counties, GO, 5.750%, 12/15/20, Callable 12/15/14 @ 100, FGIC	2,540	2,777

	Shares or
	Principal
	Amount ($)	Value ($)
Metropolitan Wastewater Reclamation District, RB, 5.450%, 04/01/12, Callable 07/20/08 @ 100	2,570	2,575

		10,499

Florida (3.2%)
Florida State Department of Transportation, GO, 5.000%, 07/01/18, Callable 07/01/12 @ 101	8,840	9,192
Orange County Health Facilities Authority, RB, 5.000%, 01/01/29	5,000	5,379
Orlando Utilities Commission, RB, 5.250%, 10/01/19, Callable 10/01/11 @ 101	2,500	2,621
Palm Beach County School Board, Ser B, COP, 5.000%, 08/01/25, Mandatory Put 08/01/11 @ 100, FGIC	3,000	3,061

		20,253

Georgia (8.6%)
Atlanta Airport, Ser C, RB, AMT, 6.250%, 01/01/13, Callable 01/01/10 @ 101, FGIC	8,170	8,409
Georgia State Road & Tollway Authority, Ser A, RB, 5.000%, 06/01/11	10,050	10,573
Georgia State, Ser B, GO, 5.000%, 07/01/17, Callable 07/01/15 @ 100	2,000	2,138
Georgia State, Ser B, GO, 5.000%, 03/01/20, Callable 03/01/16 @ 100	5,630	5,953
Georgia State, Ser B, GO, 5.000%, 07/01/20, Callable 07/01/18 @ 100	10,000	10,716
Gwinnett County School District, GO, 5.000%, 02/01/26, Callable 02/01/18 @ 100	5,000	5,224
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Metropolitan Atlanta Rapid Transit Authority, Salex Tax, Ser A, RB, 5.000%, 07/01/18, FSA-CR, FGIC	10,000	10,839

		53,852

Illinois (10.1%)
Chicago O’Hare International Airport, Senior Lien, Ser A, RB, 5.000%, 01/01/12, MBIA-IBC	10,000	10,357
Chicago Transit Authority, Capital Grant Receipts, Ser A, RB, 5.250%, 06/01/23, Callable 06/01/18 @ 100, Assured Guaranty	5,000	5,260
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, Assured Guaranty	4,500	4,991
Illinois Health Facilities Authority, Loyola University Health System, Ser A, RB, 6.000%, 07/01/21, Prerefunded 07/01/11 @ 100	5,000	5,395
Illinois State Sales Tax, Ser X, RB, 5.500%, 06/15/13, Callable 08/07/08 @ 100.50	3,390	3,415
Illinois State Toll Highway Authority, RB, 5.000%, 01/01/19, Callable 07/01/15 @ 100, FSA	6,400	6,732
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	7,460	7,888
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, FSA	2,500	2,621
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/24, Callable 07/01/16 @ 100, FSA	7,000	7,228

	Shares or
	Principal
	Amount ($)	Value ($)
Illinois State, First Ser, GO, 5.375%, 12/01/15, Callable 12/01/12 @ 100, FSA	8,600	9,173

		63,060

Kansas (0.8%)
Lenexa, Refunding & Improvements, Ser A, GO, 5.000%, 09/01/09, FSA	5,115	5,288

Maryland (5.3%)
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 07/15/09, Callable 07/15/08 @ 101	8,055	8,157
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 08/01/18, Callable 08/01/13 @ 100	7,005	7,321
Maryland State & Local Facilities, Ser 1, GO, 5.000%, 03/01/16	6,220	6,768
Maryland State, Capital Improvement, Ser A, GO, 5.000%, 02/15/18, Callable 02/15/15 @ 100	10,625	11,223

		33,469

Massachusetts (0.9%)
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310	5,597

Michigan (7.4%)
Detroit Sewer Disposal System, Senior Lien, Ser C, RB, 5.000%, 07/01/18, Callable 07/01/16 @ 100, FGIC AGC-ICC	2,500	2,615
Detroit Water Supply System, Ser A, RB, 5.750%, 07/01/26, Prerefunded 01/01/10 @ 101, FGIC	6,265	6,620
Kent Hospital Finance Authority, Spectrum Health, Ser A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100	3,000	3,073
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,506
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/26, Callable 10/01/14 @ 100	5,100	5,240
Michigan State, Environmental Progress, Ser A, GO, 5.000%, 05/01/15	6,105	6,554
Michigan State, Environmental Progress, Ser A, GO, 5.000%, 05/01/16	500	536
Michigan State, Environmental Progress, Ser A, GO, 5.000%, 05/01/17	11,725	12,560
Michigan State, Environmental Progress, Ser A, GO, 5.000%, 05/01/18	5,000	5,340

		46,044

New Jersey (3.9%)
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, FSA	8,000	8,873
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @100, FSA	10,000	11,058
New Jersey Economic Development Authority, School Facility Construction, Ser T-3, RB, 5.000%, 09/01/20, Mandatory Put 09/01/14 @ 100, FSA	2,500	2,648

	Shares or
	Principal
	Amount ($)	Value ($)
Newark Housing Authority Port, RB, 5.000%, 01/01/37, Prerefunded 01/01/14 @ 100, MBIA	1,800	1,931

		24,510

New York (3.4%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC	1,075	1,136
New York City Transitional Finance Authority, Building Aid, Ser S-1, RB, 5.000%, 01/15/26, Callable 01/15/18 @ 100, State Aid Withholding	4,000	4,091
New York State Dormitory Authority, State Personal Income Tax, Ser A, RB, 5.000%, 03/15/20, Callable 03/15/18 @ 100	5,570	5,917
Tobacco Settlement Financing Corp., Ser A1, RB, 5.250%, 06/01/13, Callable 07/23/08 @ 100	4,445	4,452
Tobacco Settlement Financing Corp., Ser A1, RB, 5.500%, 06/01/14, Callable 06/01/09 @ 100	3,750	3,815
Tobacco Settlement Financing Corp., Ser B-1C, RB, 5.250%, 06/01/12, Callable 07/23/08 @ 100	1,995	1,998

		21,409

North Carolina (2.2%)
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/14, MBIA	4,500	4,818
North Carolina State, GO, 5.000%, 05/01/16, Callable 05/01/13 @ 100	3,500	3,706
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
North Carolina State, Ser A, GO, 5.000%, 06/01/18, Callable 06/01/16 @ 100	5,000	5,367

		13,891

Ohio (1.0%)
Ohio State, Common Schools, Ser A, GO, 5.000%, 09/15/17, Callable 03/15/15 @ 100	5,600	5,953

Pennsylvania (5.5%)
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Ser B, RB, 5.000%, 06/15/18	7,935	8,180
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Ser B, RB, 5.000%, 06/15/18, Callable 06/15/14 @ 100	5,000	5,101
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, FSA	8,790	10,745
Pennsylvania State, First Ser, GO, 5.000%, 05/15/15	5,500	5,947
Pennsylvania State, Second Ser, GO, 5.000%, 03/01/10	4,605	4,779

		34,752

Puerto Rico (2.8%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,000	5,044
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/17, Callable 07/01/13 @ 100, FGIC	5,260	5,277
Puerto Rico Commonwealth Highway & Transportation Authority, Ser G, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	2,720	2,797

	Shares or
	Principal
	Amount ($)	Value ($)
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/14, Callable 08/01/12 @ 100, FSA	4,000	4,209

		17,327

Texas (9.1%)
Dallas, GO, 5.000%, 02/15/17, Callable 02/15/15 @ 100	5,700	6,079
Dallas, GO, 5.000%, 02/15/18, Callable 02/15/15 @ 100	7,175	7,538
Dallas, GO, 5.000%, 02/15/18, Callable 02/15/09 @ 100	5,000	5,029
Irving Waterworks & Sewer, RB, 5.950%, 06/15/19, Mandatory Put 06/15/09 @ 100.50	1,460	1,525
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, MBIA	2,690	2,844
North Texas Tollway Authority, Ser A, RB, 6.000%, 01/01/23, Callable 01/01/18 @ 100	5,000	5,305
Port Houston Authority, Harris County, Ser A, GO, AMT, 5.625%, 10/01/38, Callable 10/01/18 @ 100	5,000	5,017
San Antonio Electric & Gas System, RB, 5.000%, 02/01/21, Callable 02/01/18 @ 100	10,000	10,440
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, FSA	5,035	5,290
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Travis County Health Facilities Development Corp., Ascension Health Credit, Ser A, RB, 6.250%, 11/15/17, Prerefunded 11/15/09 @ 101, MBIA	7,390	7,846

		56,913

Virginia (1.0%)
Richmond, Ser B, GO, 5.250%, 07/15/16, Callable 07/15/13 @ 100, FSA	6,040	6,445

Washington (2.5%)
Energy Northwest Electric, Ser B, RB, 6.000%, 07/01/17, Callable 07/01/12 @ 100, MBIA	2,450	2,645
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC	5,200	5,456
Seattle, GO, 5.000%, 12/01/20, Callable 12/01/18 @ 100	7,000	7,439

		15,540

Total Municipal Bonds		570,688

Money Market Fund (12.2%)
Federated Tax-Free Obligations Fund	7,429,239	37,429
SEI Tax Exempt Trust, Institutional Tax Free Fund	8,986,567	38,987

Total Money Market Fund		76,416

Total Investments (Cost $650,192)(a) — 103.3%		647,104
Other Assets — (3.3)%		(20,784)

Net Assets — 100.0%		$626,320

(a)	Represents cost for financial reporting purposes.

AGC - ICC	Security insured by Insured Custody Certificates, secondarily insured by Assured Guaranty Corporation

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security insured by Financial Security Assurance

FSA-CR	Security has been secondarily insured by FSA

GO	General Obligation

MBIA	Security insured by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (54.0%)
Automobile ABS (19.6%)
Capital Auto Receivables Asset Trust, Ser 2007-SN1, CL A4, 2.571%, 02/15/11 (a)	2,000	1,981
Chase Manhattan Auto Owner Trust, Ser 2005-B, Cl A3, 4.840%, 07/15/09	8	9
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A2B, 2.491%, 12/15/09 (a)	511	511
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A4B, 2.511%, 02/15/12 (a)	100	99
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3B, 2.854%, 11/15/11 (a)	500	496
Harley-Davidson Motorcycle Trust, Ser 2005-4, Cl A1, 4.780%, 11/15/10	36	36
Harley-Davidson Motorcycle Trust, Ser 2007-3, Cl A3, 2.821%, 06/15/12 (a)	800	798
Honda Auto Receivables Owner Trust, Ser 2007-3, Cl A4, 2.721%, 01/18/11 (a)	1,500	1,473
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A2A, 5.110%, 01/15/10	978	984
M&I Auto Loan Trust, Ser 2005-1, Cl A3, 4.739%, 09/21/09	40	40
Nissan Master Owner Trust Receivables, Ser 2005-A, Cl A, 2.501%, 07/15/10 (a)	1,500	1,500
Volkswagen Credit Auto Master Trust, Ser 2005-1, Cl A, 2.502%, 07/20/10 (a)	500	500

		8,427

Credit Card ABS (10.3%)
American Express Issuance Trust, Ser 2007-2, Cl A, 2.721%, 07/15/13 (a)	2,000	1,961
Capital One Multi-Asset Execution Trust, Ser 2004-A8, Cl A8, 2.601%, 08/15/14 (a)	275	270
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A, 2.551%, 09/15/15 (a)	1,500	1,457
Citibank Credit Card Issuance Trust, Ser 2003-A9, Cl A, 2.775%, 11/22/10 (a)	725	724

		4,412

Diversified Financial Services (19.4%)
Caterpillar Financial Asset Trust, Ser 2005-A, Cl A4, 4.100%, 06/25/10	258	258
College Loan Corporation Trust, Ser 2003-2, Cl A3, 3.120%, 07/25/13 (a)	1,553	1,551
Collegiate Funding Services Education Loan Trust, Ser 2005-A, Cl A2, 2.761%, 12/28/21 (a)	1,547	1,531
Nelnet Student Loan Trust, Ser 2005-3, Cl A, 2.851%, 06/22/17 (a)	2,000	1,986

	Shares or
	Principal
	Amount ($)	Value ($)
Pennsylvania Higher Education Assistance, Ser 2005-1, Cl A1, 2.950%, 07/25/16 (a)	1,023	1,023
SLC Student Loan Trust, Ser 2006-1, Cl A3, 2.520%, 09/15/17 (a)	2,000	1,974

		8,323

Home Equity ABS (2.5%)
Accredited Mortgage Loan Trust, Ser 2005-4, Cl A2B, 2.633%, 12/25/35 (a)	48	48
Asset Backed Funding Certificates, Ser 2005-WMC1, Cl A2C, 2.763%, 06/25/35 (a)	251	250
Guarantor Trust, Ser 2002-T10, Cl A1, 2.723%, 06/25/32 (a)	694	646
Residential Asset Securities Corp., Ser 2005-AHL3, Cl A2, 2.723%, 11/25/35 (a)	141	133

		1,077

Utilities (2.2%)
Connecticut RRB Special Purpose Trust, Ser 2001-1, Cl A4, 3.006%, 12/30/10 (a)	962	962

Total Asset-Backed Securities		23,201

Collateralized Mortgage Obligations (7.4%)
CS First Boston Mortgage Securities Corp., Ser 1998-C2, Cl A2, 6.300%, 11/15/30 (a)	98	99
Fannie Mae, Ser 2001-61, Cl FM, 2.731%, 10/18/16 (a)	526	521
Fannie Mae, Ser 2003-121, Cl FC, 2.883%, 02/25/28 (a)	362	359
Freddie Mac, Ser 1635, Cl F, 2.950%, 12/15/08 (a)	50	50
Freddie Mac, Ser 2630, Cl FJ, 2.821%, 06/15/18 (a)	737	735
Impac CMB Trust, Ser 2004-7, Cl 1A1, 3.223%, 11/25/34 (a)	677	593
Superannuation Members Home Loans Global Fund, Ser 3A, Cl A, 2.902%, 12/01/28 (a)	384	378
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Superannuation Members Home Loans Global Fund, Ser 4A, Cl A, 2.930%, 10/09/29 (a)	465	459

Total Collateralized Mortgage Obligations		3,194

Money Market Fund (38.5%)
RidgeWorth Institutional Cash Management Money Market Fund (b)	16,555,111	16,555

Total Money Market Fund		16,555

Total Investments (Cost $43,180)(c) — 99.9%		42,950
Other assets in excess of liabilities — 0.1%		24

Net Assets — 100.0%		$42,974

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Collateralized Mortgage Obligations (2.6%)
RAAC, Ser 2004-SP2, Cl A1 (2.6%)
5.994%, 01/25/17 (a)	2,075	2,102

Total Collateralized Mortgage Obligations		2,102

U.S. Government Agency Mortgages (95.3%)
Fannie Mae (67.6%)
5.500%, 12/01/16	2,096	2,132
5.000%, 04/01/23	2,975	2,945
5.000%, 07/04/28	1,297	1,243
5.500%, 10/25/30	9,585	9,726
7.000%, 05/01/32	3,292	3,502
6.500%, 12/01/32	2,196	2,280
5.000%, 08/01/33	5,472	5,279
4.500%, 09/01/33	1,029	955
5.283%, 11/01/35 (a)	7,180	7,163
6.500%, 07/13/36	4,502	4,634
6.000%, 07/12/37	10,101	10,189
5.000%, 05/01/38	4,050	3,886

		53,934

Freddie Mac (27.7%)
4.500%, 05/01/23	5,631	5,445
5.500%, 03/01/38	13,157	12,974
5.000%, 06/01/38	1,800	1,726
6.000%, 06/01/38	1,945	1,967

		22,112

	Shares or
	Principal
	Amount ($)	Value ($)
Total U.S. Government Agency Mortgages		76,046

Money Market Fund (10.6%)
RidgeWorth U.S. Government Securities Money Market Fund (b)	8,471,825	8,472

Total Money Market Fund		8,472

Total Investments (Cost $86,854)(c) — 108.5%		86,620
Liabilities in excess of other assets — (8.5)%		(6,779)

Net Assets — 100.0%		$79,841

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RidgeWorth Funds June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (95.2%)
Maryland (92.7%)
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,040
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.000%, 09/01/21, Callable 09/01/16 @ 100	550	559
Baltimore County, Pension Funding, GO, 5.125%, 08/01/11, Callable 08/01/08 @ 101	510	516
Baltimore Ser A, GO, 4.750%, 10/15/16	1,000	1,060
Baltimore, Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22	1,000	1,023
Charles County, GO, 5.000%, 03/01/16	1,000	1,085
Frederick County Educational Facilities, Mount St. Mary’s University, Ser A, RB, 4.750%, 09/01/08	175	176
Frederick County, GO, 5.000%, 12/01/15	1,075	1,170
Frederick County, GO, 5.000%, 12/01/16, Callable 12/01/15 @ 100	1,000	1,079
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	1,037
Howard County, GO, 5.000%, 02/15/15	1,000	1,085
Maryland Capital Improvements, Ser A, GO, 5.000%, 02/15/17, Callable 02/15/15 @ 100	1,000	1,065
Maryland Capital Improvements, Ser A, GO, 5.000%, 02/15/19, Callable 02/15/15 @ 100	1,000	1,051
Maryland Community Development Administration, Department of Housing & Community Development, RB, AMT, 5.000%, 09/01/27, Callable 03/01/17 @ 100	1,000	952
Maryland Community Development Administration, Department of Housing & Community Development, Ser 2001B, RB, AMT, 4.100%, 07/01/08, FHA/GNMA/HUD	285	285
Maryland Community Development Administration, Department of Housing & Community Development, Ser A, RB, 4.000%, 03/01/17	410	403
Maryland Department of Transportation, RB, 5.000%, 02/15/22, Callable 02/15/18 @ 100	1,000	1,055
Maryland Economic Development Corp., Department of Transportation Headquarters, RB, 5.375%, 06/01/19, Callable 06/01/12 @ 100.50	1,000	1,056

	Shares or
	Principal
	Amount ($)	Value ($)
Maryland Economic Development Corp., Student Housing, Towson University Project, Ser A, RB, 5.250%, 07/01/37, Callable 07/01/17 @ 100	1,000	887
Maryland Economic Development Corp., University of Maryland College Park Project, RB, 5.750%, 06/01/18, Prerefunded 06/01/13 @ 100	475	525
Maryland Health & Higher Educational Facilities Authority, Anne Arundel Medical Center, RB, 5.125%, 07/01/28, Callable 07/01/09 @ 100.50, FSA	220	221
Maryland Health & Higher Educational Facilities Authority, Board of Child Care, RB, 5.500%, 07/01/13, Callable 07/01/12 @ 100	500	528
Maryland Health & Higher Educational Facilities Authority, Calvert Health Systems, RB, 5.500%, 07/01/36, Callable 07/01/14 @ 100	1,000	1,006
Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital, RB, 6.000%, 07/01/18, Callable 07/01/12 @ 100	500	516
Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital, RB, 6.000%, 07/01/21, Callable 07/01/12 @ 100	250	257
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives, Ser A, RB, 6.000%, 12/01/24, Callable 06/01/10 @ 101, ETM	250	263
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Ser A, RB, 4.000%, 07/01/13	500	485
Maryland Health & Higher Educational Facilities Authority, Goucher College, RB, 5.375%, 07/01/25, Callable 07/01/14 @ 100	565	578
Maryland Health & Higher Educational Facilities Authority, Hebrew Home of Greater Washington, RB, 5.700%, 01/01/21, Callable 01/01/12 @ 100	480	487
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Hospital, RB, 5.000%, 05/15/46	500	520
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/28, Callable 07/01/17 @ 100, Assured Guaranty	500	506
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Ser A, RB, 5.125%, 07/01/34, Callable 07/01/14 @ 100	1,000	1,074
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RidgeWorth Funds June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/26, Callable 07/01/2016 @ 100	500	491
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, RB, 5.750%, 07/01/21, Prerefunded 07/01/11 @ 100	1,225	1,312
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, MBIA/FHA	1,000	1,046
Maryland State & Local Facilities, Ser 2, GO, 5.000%, 08/01/14, Callable 08/01/13 @ 100	1,000	1,070
Maryland State & Local Facilities, Ser 2, GO, 5.000%, 08/01/16, Callable 08/01/13 @ 100	1,000	1,064
Maryland State Transportation Authority Grant & Revenue Anticipation, RB, 5.000%, 03/01/19, Callable 03/01/17 @ 100	1,000	1,062
Maryland State Transportation Authority, RB, 5.000%, 07/01/22, Callable 7/01/17 @ 100, FSA	1,000	1,052
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	1,000	1,052
Maryland Transportation Authority, Baltimore/Washington International Airport, Ser B, RB, AMT, 5.375%, 03/01/15, Callable 03/01/12 @ 101, AMBAC	1,000	1,022
Montgomery County Economic Development, Trinity Health Care Group, RB, 5.500%, 12/01/16, Callable 12/01/11 @ 100	1,000	1,056
Montgomery County Housing Opportunities Commission, Aston Woods Apartments, Ser A, RB, 4.900%, 05/15/31, Callable 05/15/09 @ 101, FNMA	1,150	1,174
Montgomery County Housing Opportunities Commission, Ser A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100	100	101
Montgomery County Housing Opportunities Commission, Ser A, RB, 6.000%, 07/01/20, Callable 07/01/10 @ 100	1,020	1,045
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	1,011
Northeast Waste Disposal Authority Solid Waste Revenue, RB, AMT, 5.500%, 04/01/11	220	226

	Shares or
	Principal
	Amount ($)	Value ($)
Talbot County, GO, 5.375%, 03/15/17, Callable 03/15/12 @ 101	1,000	1,065
Washington Suburban Sanitation District, GO, 5.000%, 06/01/13	325	349

		38,748

Puerto Rico (2.5%)
Puerto Rico Commonwealth, Ser A, GO, 5.500%, 07/01/19, MBIA	1,000	1,029

Total Municipal Bonds		39,777

Money Market Fund (3.8%)
Federated Maryland Municipal Cash Trust	1,596,655	1,597

Total Money Market Fund		1,597

Total Investments (Cost $41,386)(a) — 99.0%		41,374
Other assets in excess of liabilities — 1.0%		409

Net Assets — 100.0%		$41,783

(a)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

ETM	Escrowed to Maturity

FHA	Security insured by Federal Housing Administration

FNMA	Security insured by Federal National Mortgage Association

FSA	Security insured by Financial Security Assurance

GNMA	Security insured by Government National Mortgage Association

GO	General Obligation

HUD	Security insured by U.S. Department of Housing and Urban Development

MBIA	Security insured by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (93.8%)
North Carolina (87.8%)
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @ 100, MBIA	1,250	1,263
Charlotte Airport, Ser B, RB, AMT, 6.000%, 07/01/24, Callable 07/01/09 @ 101, MBIA	1,000	1,016
Charlotte North Carolina, COP, 5.000%, 06/01/33, Callable 06/01/18 @ 100	500	503
Charlotte North Carolina, GO, 5.000%, 08/01/20, Callable 08/01/18 @ 100	1,000	1,072
Charlotte, Convention Facilities Project, COP, 5.000%, 12/01/25, Callable 12/01/15 @ 100	1,000	1,021
Charlotte, Convention Facilities Project, Ser A, COP, 5.500%, 08/01/19, Callable 08/01/13 @ 101	1,000	1,072
Dare County, COP, 5.000%, 06/01/23, Callable 12/01/12 @ 100, AMBAC	830	841
Forsyth County North Carolina, COP, 5.100%, 10/01/19, Prerefunded 10/01/11 @ 101	1,575	1,681
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,672
Iredell County Public Facilities Project, COP, 5.250%, 10/01/20, Callable 10/01/13 @ 100, AMBAC	500	512
Johnston Memorial Hospital Authority Mortgage, RB, 5.000%, 10/01/36, Callable 04/01/18 @ 100, FSA/FHA	1,000	997
Lenoir County North Carolina, GO, 5.000%, 02/01/21, Callable 02/01/17 @ 100, FSA	500	527

	Shares or
	Principal
	Amount ($)	Value ($)
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Pre-refunded 10/01/12 @ 100	3,000	3,228
North Carolina Capital Facilities Finance Agency, Educational Facilities, Brevard College Corp., RB, 5.000%, 10/01/26, Callable 04/01/17 @ 100	1,000	896
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	515
North Carolina Housing Finance Agency, Homeownership, Ser 27-A, RB, AMT, 5.550%, 07/01/38, Callable 07/01/18 @ 100	500	493
North Carolina Medical Care Commission Health System, RB, 5.000%, 10/01/25, Callable 10/01/17 @ 100, FSA	2,000	2,037
North Carolina Medical Care Commission Retirement Facilities, RB, 6.500%, 07/01/32, Pre-refunded 07/01/13 @ 101	1,000	1,143
North Carolina Medical Care Commission, Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,319
North Carolina Municipal Power Agency, No 1 Catawba Electric, Ser A, RB, 5.250%, 01/01/15	1,000	1,047
North Carolina State Education Assistance Authority, Ser Q-2, RB, AMT, 3.405%, 07/01/36, Guaranteed Student Loans (a) (b)	950	950
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/14, MBIA	2,500	2,677
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/15, MBIA	1,000	1,074
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/16, MBIA	750	806
North Carolina State, GO, 5.000%, 03/01/11	735	773
North Carolina State, Ser B, GO, 4.500%, 03/01/23, Callable 03/01/17 @ 100	1,000	1,011
Onslow County Hospital Authority, Onslow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable 10/01/16 @ 100, MBIA/FHA	500	522
Pitt County North Carolina, COP, 4.750%, 04/01/27, Callable 04/01/17 @ 100, MBIA	1,000	974
Pitt County School Facilities Project, Ser B, COP, 5.300%, 04/01/21, Prerefunded 04/01/10 @ 101, FSA	500	527
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	2,000	1,968
Raleigh North Carolina Combined Enterprise System, RB, 5.000%, 03/01/31, Callable 03/01/14 @ 100	1,000	1,016
Rockingham County, COP, 5.000%, 04/01/18, Callable 04/01/12 @ 101, AMBAC	500	513
Salisbury Enterprise System, RB, 5.000%, 02/01/20, Callable 02/01/12 @ 101, FSA	500	515
University of North Carolina at Charlotte, Ser B, RB, 5.000%, 04/01/36, Callable 04/01/17 @ 100, FSA	1,000	1,014

	Shares or
	Principal
	Amount ($)	Value ($)
University of North Carolina at Wilmington, COP, 5.000%, 06/01/31, Callable 06/01/15 @ 100, FGIC	1,000	972
University of North Carolina Systems Pool, Ser A, RB, 5.000%, 04/01/23, Callable 04/01/15 @ 100, AMBAC	1,000	1,014
Wake County Hospital, RB, 5.125%, 10/01/13, Callable 10/01/13 @ 100, MBIA, ETM	350	378
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,000	1,030
Wilmington North Carolina, Ser A, COP, 5.000%, 06/01/38, Callable 06/01/18 @ 100	2,500	2,477

		43,066

Puerto Rico (6.0%)
Puerto Rico Commonwealth, Public Import, GO, 5.500%, 07/01/19, FSA	835	914
Puerto Rico Highway & Transportation Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	595	612
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Ser C, RB, 5.500%, 07/01/23, AMBAC	400	406
Puerto Rico Sales Tax Financing Corporation Sales Tax, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,000	982

		2,914

Total Municipal Bonds		45,980

Money Market Funds (5.3%)
Federated Tax-Free Obligations Fund	776,919	777
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
SEI Tax Exempt Trust, Institutional Tax Free Fund	1,836,032	1,836

Total Money Market Funds		2,613

Total Investments (Cost $49,145) (c) — 99.1%		48,593
Other assets in excess of liabilities — 0.9%		463

Net Assets — 100.0%		$49,056

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2008 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets (%)

North Carolina State Education Assistance Authority	12/10/07	950	950	950	1.94

(c)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security insured by Financial Guaranty Insurance Company

FHA	Security insured by Federal Housing Administration

FSA	Security insured by Financial Security Assurance

GO	General Obligation

MBIA	Security insured by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bank Loans (93.8%)
Advertising (1.9%)
Advanstar Communications, Inc., 4.921%, 05/31/14 (a) (b)	1,980	1,663
Affinion Group, Inc., 5.167%, 10/01/12 (a) (b)	3,645	3,513
Proquest, 5.201%, 02/09/13 (a)(b)	1,907	1,826
Reader’s Digest Association, Inc. (The), 4.601%, 03/02/13 (a) (b)	1,975	1,714
Tribune Co., 5.478%, 05/17/09 (a) (b)	2,667	2,550
Valassis Communications, Inc., 4.210%, 03/02/14 (a) (b)	427	406
Valassis Communications, Inc., 4.450%, 03/02/14 (a) (b)	1,287	1,224

		12,896

Aerospace/Defense (0.8%)
AM General Corp., 5.475%, 09/30/12 (a) (b)	124	117
AM General Corp., 5.745%, 09/30/12 (a) (b)	3,167	2,989
Hawker Beechcraft, Inc., 4.696%, 04/02/14 (a) (b)	2,276	2,132
Hawker Beechcraft, Inc., 4.696%, 04/02/14 (a) (b)	133	124

		5,362

Auto Manufacturers (0.5%)
Ford Motor Co., 8.360%, 12/15/13 (a) (b)	3,990	3,242

Auto Parts & Equipment (1.1%)
Allison Transmission, Inc., 5.419%, 09/11/14 (a) (b)	1,995	1,772
Baker Tanks, Inc., 5.086%, 05/08/14 (a) (b)	3,218	2,976
Centaur LLC, 4.000%, 10/13/12 (a) (b)	526	463
Centaur LLC, 6.696%, 10/30/12 (a) (b)	2,474	2,177

		7,388

	Shares or
	Principal
	Amount ($)	Value ($)
Building Materials (0.5%)
Contech Construction Products, Inc., 4.649%, 01/31/13 (a) (b)	3,914	3,396

Chemicals (6.8%)
Celanese Holdings LLC, 4.188%, 04/02/14 (a) (b)	5,940	5,623
Columbian Chemicals Co., 5.946%, 02/11/13 (a) (b)	4,411	4,135
Compass Minerals International, Inc., 4.594%, 12/22/12 (a) (b)	2,416	2,332
Hexion Specialty Chemicals, Inc., 4.938%, 05/05/13 (a) (b)	4,036	3,662
Hexion Specialty Chemicals, Inc., 5.000%, 05/15/13 (a) (b)	874	793
Huntsman International LLC, 4.133%, 08/16/12 (a) (b)	3,473	3,229
Ineos Group Holdings PLC, 4.866%, 12/14/12 (a) (b)	1,637	1,482
Ineos Group Holdings PLC, 4.885%, 12/14/13 (a) (b)	5,825	5,117
Ineos Group Holdings PLC, 5.385%, 12/14/14 (a) (b)	951	847
ISP Chemco, Inc., 4.125%, 05/31/14 (a) (b)	1,980	1,865
Lucite International Ltd., 5.150%, 07/03/13 (a) (b)	726	630
Lucite International Ltd., 5.150%, 07/03/13 (a) (b)	257	223
Lyondell Chemical Co., 7.000%, 12/20/14 (a) (b)	7,994	6,965
Macdermid Holdings LLC, 4.696%, 04/11/14 (a) (b)	3,220	2,941
Rockwood Specialties Group, Inc., 4.399%, 07/30/12 (a) (b)	3,000	2,894
Solutia, Inc., 8.500%, 02/28/14 (a) (b)	2,993	2,910

		45,648

Coal (0.3%)
Alpha Natural Resources, Inc., 4.421%, 10/26/12 (a) (b)	1,839	1,802

Commercial Services (8.2%)
Astoria Generating Co. LLC, 4.430%, 08/13/13 (a) (b)	1,186	1,143
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
BNY ConvergEx Group, 5.700%, 10/02/13 (a) (b)	2,000	1,885
Catalina Marketing Corp., 5.696%, 10/01/14 (a) (b)	2,978	2,782
Cengage Learning, Inc., 4.916%, 07/03/14 (a) (b)	6,824	6,164
Dresser, Inc., 8.469%, 05/04/15 (a) (b)	1,250	1,197
H3C Holdings Ltd., 5.632%, 09/28/12 (a) (b)	3,260	2,771
Idearc, Inc., 4.118%, 11/17/13 (a) (b)	4,000	3,305
Learning Care Group, Inc., 0.000%, 06/25/15 (a) (b) (c)	1,000	970
Live Nation, Inc., 5.450%, 06/21/13 (a) (b)	1,644	1,554
Live Nation, Inc., 5.450%, 06/21/13 (a) (b)	4,079	3,854
Macrovision Solutions Corp., 7.250%, 05/09/13 (a) (b)	2,000	1,990
Merrill Corp., 4.686%, 05/15/11 (a) (b)	4,399	3,739
Merrill Corp., 9.517%, 10/01/13 (a) (b)	2,000	1,620
National Money Mart Co., 5.450%, 10/30/12 (a) (b)	1,132	997
National Money Mart Co., 5.450%, 10/30/12 (a) (b)	833	733
Oshkosh Truck Corp., 4.412%, 12/06/13 (a) (b)	2,908	2,699
Quintiles Transnational Corp., 4.700%, 03/21/13 (a) (b)	978	943
QVC, Inc., 3.222%, 10/04/11 (a) (b)	10,000	9,600
R.H. Donnelley, Inc., 6.750%, 06/30/11 (a) (b)	2,507	2,457
Rent-A-Center, Inc., 4.498%, 06/30/12 (a) (b)	2,513	2,419
Sedgwick CMS Holdings, Inc., 4.946%, 01/31/13 (a) (b)	1,902	1,812

		54,634

Computers (1.7%)
Acxiom Corp., 4.426%, 09/15/12 (a) (b)	2,555	2,478

	Shares or
	Principal
	Amount ($)	Value ($)
Dresser, Inc., 5.211%, 05/04/14 (a) (b)	2,923	2,805
Kronos, Inc., 4.946%, 06/12/14 (a) (b)	983	899
Network Solutions LLC, 5.130%, 03/07/14 (a) (b)	2,200	1,871
Reynolds & Reynolds Co., 4.383%, 10/23/12 (a) (b)	1,787	1,696
Sungard Data Systems, Inc., 4.508%, 02/11/13 (a) (b)	1,943	1,834

		11,583

Diversified Financial Services (3.6%)
Clarke American Corp., 5.196%, 04/01/14 (a) (b)	4,470	3,770
East Valley Tourist Development Authority, 9.940%, 08/06/14 (a) (d)	3,000	2,970
First Data Corp., 5.396%, 09/24/14 (a) (b)	3,965	3,646
First Data Corp., 7.934%, 09/24/14 (a) (b)	2,992	2,763
Lender Processing Services, Inc., 0.000%, 06/26/14(a) (b) (c)	1,500	1,493
Level 3 Communications, Inc., 4.893%, 03/01/14 (a) (b)	3,000	2,744
Peach Holdings, Inc., 6.872%, 11/21/13 (a) (b)	2,784	2,429
VNU, Inc., 4.734%, 08/09/13 (a) (b)	4,863	4,519

		24,334

Diversified Operations (0.6%)
Aramark Corp., 2.850%, 01/27/14 (a) (b)	119	113
Aramark Corp., 4.571%, 01/27/14 (a) (b)	1,881	1,761
McJunkin Red Man Corp., 5.731%, 01/31/14 (a) (b)	2,500	2,294

		4,168

Electric (2.9%)
Boston Generating LLC, 4.946%, 12/21/13 (a) (b)	345	322
Boston Generating LLC, 4.946%, 12/21/13 (a) (b)	97	90
Boston Generating LLC, 4.946%, 12/21/13 (a) (b)	1,535	1,436
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Calpine Corp., 3.033%, 03/29/09 (a) (b)	2,888	2,599
Calpine Corp., 5.575%, 03/29/09 (a) (b)	1,995	1,901
NRG Energy, Inc., 4.196%, 02/01/13 (a) (b)	4,898	4,642
NRG Energy, Inc., 4.196%, 02/01/13 (a) (b)	2,463	2,335
TXU Energy Co. LLC, 6.262%, 10/10/14 (a) (b)	3,000	2,775
TXU Energy Co. LLC, 6.235%, 10/27/14 (a) (b)	3,465	3,205

		19,305

Energy (1.4%)
Covanta Energy Corp., 4.832%, 02/09/14 (a) (b)	3,258	3,103
Covanta Energy Group, 4.188%, 02/09/14 (a) (b)	1,624	1,547
Longview Power LLC, 5.000%, 02/27/14 (a) (b)	333	307
Longview Power LLC, 5.063%, 02/27/14 (a) (b)	1,167	1,076
Longview Power LLC, 5.063%, 02/27/14 (a) (b)	1,000	922
NE Energy, 7.125%, 10/19/11 (a) (b)	1,000	882
NE Energy, 5.250%, 10/19/13 (a) (b)	106	100
NE Energy, 5.310%, 10/19/13 (a) (b)	860	812
NSG Holdings LLC, 4.280%, 06/15/14 (a) (b)	373	344
NSG Holdings LLC, 4.280%, 06/15/14 (a) (b)	51	47

		9,140

Entertainment (4.8%)
Cedar Fair LP, 4.384%, 08/30/12 (a) (b)	1,935	1,831
Cinemark, Inc., 4.484%, 10/04/13 (a) (b)	3,963	3,769
Harrah’s Operating Company, Inc., 0.000%, 01/28/15 (a) (b) (c)	3,000	2,735
Penn National Gaming, Inc., 4.532%, 10/03/12 (a) (b)	1,962	1,899

	Shares or
	Principal
	Amount ($)	Value ($)
Rainbow National Services, 3.475%, 06/28/13 (a) (b)	6,938	6,764
Regal Cinemas, Inc., 4.196%, 02/26/13 (a) (b)	4,908	4,660
Venetian Macao Ltd., 4.950%, 05/25/12 (a) (b)	3,000	2,912
Venetian Macao Ltd., 4.950%, 05/25/13 (a) (b)	3,263	3,172
Venetian Macao Ltd., 4.950%, 05/26/13 (a) (b)	2,000	1,860
Warner Music Group, 4.620%, 02/28/11 (a) (b)	2,868	2,713

		32,315

Environmental Control (0.8%)
Allied Waste North America, Inc., 4.100%, 01/15/12 (a) (b)	1,948	1,920
Allied Waste North America, Inc., 4.268%, 01/15/12 (a) (b)	3,241	3,199

		5,119

Forest Products & Paper (1.3%)
Georgia-Pacific Corp., 6.412%, 01/27/11 (a) (b)	4,848	4,671
Georgia-Pacific Corp., 4.445%, 12/20/12 (a) (b)	3,491	3,287
Verso Paper Holdings LLC, 4.446%, 08/03/13 (a) (b)	895	845

		8,803

Health Care (12.1%)
Axcan Intermediate Holdings, 6.054%, 02/18/14 (a) (b)	1,975	1,901
Beverly Enterprises, Inc., 5.131%, 04/07/11 (a) (b)	3,161	2,987
Biomet, Inc., 5.696%, 03/25/15 (a) (b)	1,995	1,951
Capella Healthcare, Inc., 6.750%, 03/02/15 (a) (b)	8,978	8,730
Carestream Health, Inc., 4.770%, 04/30/13 (a) (b)	3,740	3,329
Carestream Health, Inc., 8.007%, 10/30/13 (a) (b)	1,000	715
Community Health Systems, 1.000%, 07/25/14 (a) (b)	469	441
Community Health Systems, 4.835%, 07/25/14 (a) (b)	9,160	8,623
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
CRC Health Corp., 4.921%, 02/06/13 (a) (b)	2,933	2,713
Harlan Sprague Dawley, Inc., 5.244%, 07/11/14 (a) (b)	8,000	7,460
HCA, Inc., 4.696%, 11/17/12 (a) (b)	4,698	4,395
HCA, Inc., 4.946%, 11/06/13 (a) (b)	9,424	8,841
Health Management Associates, 4.446%, 02/28/14 (a) (b)	5,088	4,723
Iasis Healthcare Corp., 4.379%, 03/15/14 (a) (b)	1,378	1,296
Iasis Healthcare Corp., 4.381%, 03/15/14 (a) (b)	477	448
Iasis Healthcare Corp., 4.471%, 03/15/14 (a) (b)	127	120
IM US Holdings LLC, 4.814%, 06/26/14 (a) (b)	1,985	1,895
Invacare Corp., 5.006%, 02/12/13 (a) (b)	871	808
Multiplan, Inc., 4.938%, 04/08/13 (a) (b)	2,396	2,270
Multiplan, Inc., 4.938%, 04/12/13 (a) (b)	838	794
Mylan, Inc., 5.724%, 10/02/14 (a) (b)	2,985	2,944
National Mentor Holdings, Inc., 4.700%, 06/28/13 (a) (b)	1,852	1,630
National Mentor Holdings, Inc., 4.709%, 06/28/13 (a) (b)	110	95
Royalty Pharma, 4.946%, 04/16/13 (a) (b)	3,920	3,891
Sun Healthcare Group, Inc., 4.696%, 04/12/14 (a) (b)	322	299
Sun Healthcare Group, Inc., 4.789%, 04/12/14 (a) (b)	1,418	1,319
Sun Healthcare Group, Inc., 4.853%, 04/19/14 (a) (b)	199	185
Talecris Biotherapeutics, Inc., 6.183%, 12/06/13 (a) (b)	2,963	2,725

	Shares or
	Principal
	Amount ($)	Value ($)
Vanguard Health Systems, Inc., 5.134%, 09/23/11 (a) (b)	3,921	3,770

		81,298

Insurance (0.1%)
Hub International Ltd., 5.196%, 06/12/14 (a) (b)	809	749
Hub International Ltd., 1.625%, 06/12/15 (a) (b)	41	38
Hub International Ltd., 5.196%, 06/12/15 (a) (b)	141	131

		918

Investment Company (0.3%)
USPF Holdings LLC, 4.464%, 04/11/14 (a) (b)	1,878	1,709

Leisure Time (0.8%)
Sabre Holdings Corp., 4.691%, 09/30/14 (a) (b)	2,158	1,765
Sabre Holdings Corp., 0.500%, 10/10/14 (a) (b)	1,189	1,088
Sabre Holdings Corp., 6.160%, 10/10/14 (a) (b)	2,811	2,573

		5,426

Lodging (4.0%)
Cannery Casino Resorts LLC, 4.945%, 05/18/13 (a) (b)	2,183	2,092
Cannery Casino Resorts LLC, 4.955%, 05/18/13 (a) (b)	1,795	1,720
Fontainebleau Resorts LLC, 2.000%, 06/05/14 (a) (b)	1,333	1,143
Fontainebleau Resorts LLC, 5.922%, 06/05/14 (a) (b)	2,667	2,287
Isle of Capri Casinos, 4.446%, 11/25/13 (a) (b)	528	471
Isle of Capri Casinos, 4.446%, 11/25/13 (a) (b)	1,747	1,558
Isle of Capri Casinos, 4.446%, 11/25/13 (a) (b)	699	623
Kerzner International Ltd., 5.691%, 08/31/13 (a) (b)	214	185
Kerzner International Ltd., 5.901%, 08/31/13 (a) (b)	2,286	1,977
Kerzner International Ltd., 6.808%, 08/31/13 (a) (b)	1,300	1,125
Metro-Goldwyn-Mayer, Inc., 5.946%, 04/08/12 (a) (b)	2,950	2,403
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Metro-Goldwyn-Mayer, Inc., 5.946%, 04/08/12 (a) (b)	3,259	2,640
MGM Mirage, Inc., 2.199%, 11/22/09 (a) (b)	1,811	1,636
MotorCity Casino, 4.764%, 07/26/12 (a) (b)	3,595	3,379
Seminole Indian Casinos, 4.187%, 03/05/14 (a) (b)	1,686	1,632
Seminole Indian Casinos, 4.247%, 03/05/14 (a) (b)	468	453
Seminole Indian Casinos, 4.250%, 03/05/14 (a) (b)	1,603	1,552

		26,876

Machinery Diversified (0.5%)
NACCO Materials Handling Group, Inc., 4.710%, 02/24/13 (a) (b)	3,430	3,053

Media (10.7%)
Block Communications, Inc., 4.696%, 12/19/12 (a) (b)	992	943
Cablevision Systems Corp., 4.225%, 03/21/12 (a) (b)	3,426	3,253
Cablevision Systems Corp., 3.475%, 12/13/13 (a) (b)	3,844	3,639
CanWest Media, Inc., 4.649%, 07/13/14 (a) (b)	706	662
Charter Communications Operating LLC, 4.900%, 04/28/14 (a) (b)	4,987	4,376
Citadel Broadcasting Corp., 4.175%, 06/12/14 (a) (b)	3,000	2,550
CW Media Holdings, Inc., 5.946%, 09/21/14 (a) (b)	995	950
Dex Media West LLC, 7.000%, 10/24/14 (a) (b)	2,500	2,449
Dex Media, Inc., 4.655%, 10/23/14 (a) (b)	1,000	919
DIRECTV Holdings LLC, 3.879%, 03/30/10 (a) (b)	997	966
DIRECTV Holdings LLC, 5.250%, 03/01/13 (a) (b)	1,000	991
Gray Television, Inc., 4.190%, 12/31/14 (a) (b)	8,757	7,794
Insight Midwest Holdings LLC, 4.440%, 10/06/13 (a) (b)	11,818	11,168

	Shares or
	Principal
	Amount ($)	Value ($)
Local Insight Regatta Holdings, Inc., 7.750%, 04/23/15 (a) (b)	2,000	1,825
Mediacom LLC, 4.202%, 01/31/15 (a) (b)	8,043	7,367
Next Media Operating, Inc., 6.471%, 11/04/12 (a) (b)	504	460
Next Media Operating, Inc., 6.481%, 11/04/12 (a) (b)	1,135	1,035
Quebecor Media, Inc., 4.713%, 01/17/13 (a) (b)	2,933	2,830
San Juan Cable LLC, 4.680%, 10/31/12 (a) (b)	978	868
Spanish Broadcasting System, Inc., 4.450%, 06/08/12 (a) (b)	2,962	2,377
TCM Media, Inc., 7.969%, 06/30/10 (a) (b)	699	615
Telesat Holdings, Inc., 5.864%, 10/16/14 (a) (b)	1,375	1,324
Univision Communications, 4.881%, 09/16/14 (a) (b)	3,853	3,672
Univision Communications, 5.118%, 09/16/14 (a) (b)	2,000	1,640
Wenner Media LLC, 4.446%, 09/29/13 (a) (b)	2,728	2,537
WideOpenWest Finance LLC, 5.278%, 06/30/14 (a) (b)	5,000	4,337

		71,547

Miscellaneous Manufacturer (3.1%)
Activant Solutions Holdings, Inc., 4.748%, 05/01/13 (a) (b)	3,726	3,304
Bombardier, Inc., 5.320%, 06/28/13 (a) (b)	4,380	3,925
EPCO Holdings, Inc., 3.858%, 08/07/12 (a) (b)	10,000	9,675
John Maneely Co., 5.975%, 12/06/13 (a) (b)	2,688	2,488
Zuffa, Inc., 4.563%, 06/21/15 (a) (b)	1,980	1,673

		21,065

Oil & Gas (5.4%)
Atlas Pipeline Partners LP, 5.140%, 07/27/14 (a) (b)	706	698
ATP Oil & Gas Corp., 0.000%, 07/15/14 (a) (b) (c)	1,455	1,425
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
ATP Oil & Gas Corp., 0.000%, 07/15/14 (a) (b) (c)	2,545	2,495
Big West Oil LLC, 4.535%, 05/02/14 (a) (b)	1,100	1,023
Big West Oil LLC, 4.750%, 05/02/14 (a) (b)	880	822
Enterprise GP Holdings LP, 4.853%, 10/27/14 (a) (b)	11,000	10,807
Niska Gas Storage, 4.232%, 05/01/11 (a) (b)	126	121
Niska Gas Storage, 4.198%, 05/01/13 (a) (b)	300	287
Niska Gas Storage, 4.227%, 05/01/13 (a) (b)	203	195
Niska Gas Storage, 4.534%, 05/01/13 (a) (b)	1,857	1,775
Petroleum Geo-Services ASA, 4.450%, 06/29/15 (a) (b)	10,714	10,353
TPF Generation Holdings LLC, 6.830%, 12/15/11 (a) (b)	94	89
TPF Generation Holdings LLC, 4.696%, 12/15/13 (a) (b)	1,486	1,429
TPF Generation Holdings LLC, 4.696%, 12/15/13 (a) (b)	301	290
Vulcan Energy Corp., 4.176%, 09/13/11 (a) (b)	3,919	3,743
Western Refining Co., 4.649%, 04/05/14 (a) (b)	922	856

		36,408

Packaging & Containers (0.3%)
Anchor Glass Container Corp., 7.750%, 06/20/14 (a) (b)	2,000	1,960

Pipelines (2.3%)
Energy Transfer Equity LP, 4.508%, 02/08/12 (a) (b)	12,250	11,929
Targa Resources, Inc., 4.651%, 10/31/12 (a) (b)	2,072	2,015
Targa Resources, Inc., 4.696%, 10/31/12 (a) (b)	1,169	1,137

		15,081

Real Estate (0.9%)
CB Richard Ellis, 3.987%, 12/20/13 (a) (b)	4,861	4,527

	Shares or
	Principal
	Amount ($)	Value ($)
Mattamy Group, 4.938%, 04/11/13 (a) (b)	1,960	1,651

		6,178

Retail (1.8%)
Capital Automotive LP, 4.210%, 12/16/10 (a) (b)	3,519	3,396
Gregg Appliances, Inc., 4.920%, 07/25/13 (a) (b)	893	803
Michaels Stores, Inc., 0.000%, 10/31/13 (a) (b) (c)	2,000	1,677
Petco Animal Supplies, Inc., 5.026%, 10/26/13 (a) (b)	3,940	3,622
Sports Authority, Inc. (The), 4.953%, 04/06/13 (a) (b)	2,940	2,382

		11,880

Semiconductors (0.3%)
Freescale Semiconductor, Inc., 4.209%, 11/29/13 (a) (b)	1,995	1,804

Telecommunication Services (13.6%)
Alltel Communications, Inc., 5.232%, 05/15/15 (a) (b)	13,965	13,785
Alltel Communications, Inc., 5.564%, 05/15/15 (a) (b)	1,995	1,970
Alltel Communications, Inc., 5.568%, 05/15/15 (a) (b)	1,995	1,984
Asurion Corp., 5.784%, 07/03/14 (a) (b)	7,500	6,949
Asurion Corp., 9.090%, 07/03/15 (a) (b)	3,000	2,768
Cequel Communications LLC, 4.727%, 10/01/13 (a) (b)	3,950	3,691
Cequel Communications LLC, 7.373%, 05/05/14 (a) (b)	1,000	885
FairPoint Communications, Inc., 5.750%, 04/01/16 (a) (b)	6,200	5,540
Hawaiian Telecom Communications, Inc., 4.729%, 04/30/12 (a) (b)	1,796	1,461
Intelsat (Bermuda) Ltd., 5.200%, 02/02/14 (a) (b)	16,000	16,073
Intelsat Corp. (PanAmSat), 5.184%, 07/03/13 (a) (b)	732	692
Intelsat Corp. (PanAmSat), 5.184%, 07/03/13 (a) (b)	732	691
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Intelsat Corp. (PanAmSat), 5.184%, 07/03/13 (a) (b)	732	691
IPC Information Systems, Inc., 4.946%, 05/31/14 (a) (b)	1,485	1,144
Leap Wireless International, Inc., 6.196%, 06/16/13 (a) (b)	1,995	1,965
MCC Iowa LLC, 4.202%, 01/31/15 (a) (b)	1,970	1,808
MCC Iowa LLC, 6.500%, 01/03/16 (a) (b)	1,500	1,492
NG Wireless, Inc., 5.329%, 07/31/14 (a) (b)	2,000	1,900
Paetec Holding Corp., 4.881%, 02/09/13 (a) (b)	940	901
Sorenson Communications, Inc., 5.196%, 08/01/13 (a) (b)	6,237	5,937
Sorenson Communications, Inc., 9.700%, 02/01/14 (a) (b)	1,828	1,764
Stratos Global Corp., 5.446%, 02/13/12 (a) (b)	264	250
Stratos Global Corp., 5.446%, 02/13/12 (a) (b)	2,678	2,534
Telesat Holdings, Inc., 1.500%, 10/16/14 (a) (b)	38	36
Telesat Holdings, Inc., 5.843%, 10/16/14 (a) (b)	80	77
Time Warner Telecom Holdings, Inc., 4.390%, 10/12/13 (a) (b)	970	931
US Telepacific Corp., 6.686%, 08/04/11 (a) (b)	1,118	1,048
Virgin Media Investment Holdings Ltd., 4.937%, 09/03/12 (a) (b)	2,411	2,318
West Corp., 5.155%, 10/23/13 (a) (b)	2,426	2,215
West Corp., 8.500%, 10/24/13 (a) (b)	1,000	994
Wind Acquisition Holdings, 9.984%, 12/07/11 (a) (b)	1,757	1,691
Wind Acquisition Holdings, 8.760%, 11/26/14 (a) (b)	2,500	2,500

	Shares or
	Principal
	Amount ($)	Value ($)
Windstream Corp., 4.220%, 07/17/13 (a) (b)	1,985	1,916

		90,601

Transportation (0.4%)
Hertz Corp., 4.231%, 12/21/12 (a) (b)	1,078	1,017
Hertz Corp., 4.551%, 12/21/12 (a) (b)	72	68
Volnay Acquisition (Compagnie Generale), 4.884%, 01/12/14 (a) (b)	1,770	1,739

		2,824

Total Bank Loans		627,763

Corporate Bonds (3.5%)
Diversified Operations (0.3%)
Freeport-McMoRan Copper & Gold, Inc., 5.883%, 04/01/15, Callable 04/01/09 @ 102 (a)	2,000	2,020

Media (0.9%)
Clear Channel Communications, Inc., 7.650%, 09/15/10	3,000	3,077
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 08/11/08 @ 101.58	3,000	2,828

		5,905

Oil & Gas (0.9%)
SandRidge Energy, Inc., 6.323%, 04/01/14, Callable 04/01/09 @ 103 (a) (b)	3,000	2,944
SandRidge Energy, Inc., 8.625%, 04/01/15, Callable 04/01/11 @ 104.31(b)	3,000	3,075

		6,019

Telecommunication Services (1.4%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19(b)	2,000	2,310
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56(b)	3,000	2,940
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Intelsat Subsidiary Holding Co., Ltd., 8.500%, 01/15/13, Callable 01/15/09 @ 104.25(b)	2,000	1,950
Qwest Communications International, Inc., 6.176%, 02/15/09, Callable 08/11/08 @ 100 (a)	2,000	1,990

		9,190

Total Corporate Bonds		23,134

U.S. Treasury Obligation (0.1%)
U.S. Treasury Notes (0.1%)
3.125%, 10/15/08	800	803

Total U.S. Treasury Obligation		803

Money Market Fund (10.1%)
RidgeWorth Institutional Cash Management Money Market Fund(e)	67,768,380	67,768

Total Money Market Fund		67,768

Total Investments (Cost $744,860)(f) — 107.5%		719,468
Liabilities in excess of other assets — (7.5)%		(50,154)

Net Assets — 100.0%		$669,314

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 97.9% of net assets as of June 30, 2008.

(c)	This security has not settled as of June 30, 2008 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2008 are identified below (in thousands):

					Percentage
					of Net Assets
Issue Description	Acquisition Date	Cost ($)	Par ($)	Value ($)	(%)
East Valley Tourist Development Authority	08/07/07	2,970	3,000	2,970	0.44

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.
As of June 30, 2008 the Fund had the following unfunded loan commitments.

		Unrealized
	Unfunded	Appreciation
Borrower	Commintments ($)	(Depreciation) ($)

Brand Services	7,500	(816)
Calpine Corp.	2,613	(261)
Hawaiian Telecom Communications, Inc.	4	(1)
MGM Mirage, Inc.	1,189	(115)
Telcordia Technologies, Inc.	5,000	(900)

		(2,093)

The commitments are available until the maturity date of the respective security.
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate %	Date	Value ($)
BC Corp.	Bank of America	(1,000)	2.65	03/20/13	26
Kohl’s Corp.	Goldman Sachs	(1,000)	1.83	03/20/13	(23)
J.C. Penney Corp., Inc.	Deutsche Bank	(1,000)	2.65	03/20/13	(26)
Cigna Corp.	JP Morgan	(1,000)	1.44	03/20/13	(34)
Limited Brands, Inc.	Goldman Sachs	(1,000)	3.47	03/20/13	(28)

					(85)

At June 30, 2008, liquid assets totaling $105,915, in thousands, have been designated as collateral for open swap agreements.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bank Loans (5.3%)
Chemicals (0.8%)
Lyondell Chemical Co., 7.000%, 12/20/14 (a) (b)	1,250	1,088
Lyondell Chemical Co., 7.000%, 12/20/14 (a) (b)	5,750	5,010

		6,098

Commercial Services (0.4%)
Cengage Learning, Inc., 4.916%, 07/03/14 (a) (b)	3,003	2,712

Diversified Financial Services (1.5%)
East Valley Tourist Development Authority, 9.940%, 08/06/14 (a) (c)	11,500	11,385

Diversified Operations (0.5%)
McJunkin Red Man Corp., 5.731%, 01/31/14 (a) (b)	4,500	4,128

Electric (0.3%)
Calpine Corp., 3.033%, 03/29/09 (a) (b)	2,625	2,363

Telecommunication Services (1.8%)
Asurion Corp., 5.784%, 07/03/14 (a) (b)	6,500	6,023
Cequel Communications LLC, 4.727%, 10/01/13 (a) (b)	3,000	2,803
FairPoint Communications, Inc., 5.750%, 04/01/16 (a) (b)	3,000	2,681
MCC Iowa LLC, 6.500%, 01/03/16 (a) (b)	1,000	994
Sorenson Communications, Inc., 5.196%, 08/01/13 (a) (b)	1,743	1,659

		14,160

Total Bank Loans		40,846

Corporate Bonds (86.8%)
Advertising (0.5%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06	1,510	1,514
R.H. Donnelley Corp., 8.875%, 10/15/17, Callable 10/15/12 @ 104.44 (b)	1,615	961

	Shares or
	Principal
	Amount ($)	Value ($)
R.H. Donnelley Corp., Ser A-3, 8.875%, 01/15/16, Callable 01/15/11 @ 104.44	1,425	855
Valassis Communications, Inc., 8.250%, 03/01/15, Callable 03/01/11 @ 104.13	940	853

		4,183

Aerospace/Defense (1.5%)
BE Aerospace, Inc., 8.500%, 07/01/18, Callable 07/01/13 @ 104.25	4,345	4,361
Hawker Beechcraft Acquisition Co., 8.500%, 04/01/15, Callable 04/01/11 @ 104.25 (d)	3,090	3,113
Hawker Beechcraft Acquisition Co., 8.875%, 04/01/15, Callable 04/01/11 @ 104.44	800	804
Moog, Inc., 7.250%, 06/15/18, Callable 06/15/13 @ 103.63 (b)	1,170	1,159
Transdigm, Inc., 7.750%, 07/15/14, Callable 07/15/09 @ 105.81	2,380	2,350

		11,787

Apparel (0.4%)
Levi Strauss & Co., 9.750%, 01/15/15, Callable 01/15/10 @ 104.88	1,260	1,266
Levi Strauss & Co., 8.875%, 04/01/16, Callable 04/01/11 @ 104.44 (d)	1,965	1,911

		3,177

Auto Manufacturers (0.2%)
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06 (b) (d)	1,305	1,181

Auto Parts & Equipment (1.0%)
Goodyear Tire & Rubber Co. (The), 6.678%, 12/01/09, Callable 08/14/08 @ 100.00 (a)	5,675	5,632
Goodyear Tire & Rubber Co. (The), 8.625%, 12/01/11, Callable 12/01/09 @ 104.31	1	1
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15, Callable 07/01/10 @ 104.5 (d)	463	462
Lear Corp., Ser B, 8.500%, 12/01/13, Callable 12/01/10 @ 104.25	1,560	1,289
Lear Corp., Ser B, 8.750%, 12/01/16, Callable 12/01/11 @ 104.38	655	511

		7,895

Beverages (0.6%)
Constellation Brands, Inc., 8.375%, 12/15/14	4,135	4,187

Building (1.9%)
K Hovnanian Enterprises, Inc., 11.500%, 05/01/13, Callable 11/01/10 @ 102.00 (b)	7,150	7,418
Nortek, Inc., 10.000%, 12/01/13, Callable 06/01/11 @ 105.00 (b) (d)	5,890	5,625
U.S. Concrete, Inc., 8.375%, 04/01/14, Callable 04/01/09 @ 104.19	1,930	1,713

		14,756

Chemicals (1.4%)
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94 (b)	2,250	2,267
Huntsman International LLC, 11.625%, 10/15/10, Callable 08/14/08 @ 105.81	3,785	3,908
Ineos Group Holdings PLC, 8.500%, 02/15/16, Callable 02/15/11 @ 104.25 (b) (d)	1,535	1,009
Mosaic Co., 7.375%, 12/01/14, Callable 12/01/10 @ 103.69 (b)	990	1,035
Mosaic Co., 7.625%, 12/01/16, Callable 12/01/11 @ 103.81 (b)	475	506

	Shares or
	Principal
	Amount ($)	Value ($)
Reichhold Industries, Inc., 9.000%, 08/15/14, Callable 08/15/10 @ 104.50 (b)	2,310	2,310

		11,035

Coal (0.7%)
Peabody Energy Corp., 7.375%, 11/01/16	5,120	5,107

Commercial Services (3.5%)
Aramark Services, Inc., 8.500%, 02/01/15, Callable 02/01/11 @ 104.25 (d)	3,925	3,846
Cenveo Corp., 10.500%, 08/15/16, Callable 08/15/12 @ 105.25 (b)	1,025	1,015
Corrections Corp. of America, 7.500%, 05/01/11, Callable 08/14/08 @ 101.88	2,750	2,764
Deluxe Corp., 7.375%, 06/01/15, Callable 06/01/11 @ 103.69	1,785	1,562
DI Finance/DynCorp International, Ser B, 9.500%, 02/15/13, Callable 02/15/09 @ 104.75	2,303	2,303
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	3,290	3,010
Iron Mountain, Inc., 8.625%, 04/01/13, Callable 08/14/08 @ 101.44	2,200	2,211
Iron Mountain, Inc., 7.750%, 01/15/15, Callable 08/14/08 @ 103.88	1,535	1,527
Rainbow National Services LLC, 10.375%, 09/01/14, Callable 09/01/09 @ 105.19 (b)	1,050	1,116
Seitel Acquisition Corp., 9.750%, 02/15/14, Callable 02/15/11 @104.88	4,770	4,263
Service Corp. International, 6.750%, 04/01/15	1,765	1,681
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Service Corp. International, 7.000%, 06/15/17	1,825	1,743

		27,041

Diversified Financial Services (7.5%)
Alamosa Delaware, Inc., 8.500%, 01/31/12, Callable 08/11/08 @ 104.25	2,150	2,129
Bank of America Corp., Ser K, 8.000%, 12/29/49, Callable 01/30/18 @ 100	1,920	1,799
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50 (b)	4,170	4,076
Ford Motor Credit Co., 7.250%, 10/25/11	755	585
Ford Motor Credit Co., 12.000%, 05/15/15	5,240	4,610
Ford Motor Credit Corp., 5.800%, 01/12/09	3,760	3,590
Ford Motor Credit Corp., 9.750%, 09/15/10	4,100	3,575
Ford Motor Credit Corp., 5.460%, 01/13/12 (a)	3,730	2,651
Galaxy Entertainment Group, Ltd., 8.133%, 12/15/10, Callable 12/15/08 @ 101.50 (a) (b)	2,630	2,551
Galaxy Entertainment Group, Ltd., 9.875%, 12/15/12, Callable 12/15/09 @ 104.94 (b)	250	243
GMAC LLC, 5.625%, 05/15/09 (d)	2,240	2,074
GMAC LLC, 6.875%, 09/15/11	1,620	1,164
GMAC LLC, 6.000%, 12/15/11	9,090	6,255
GMAC LLC, 6.625%, 05/15/12	2,620	1,797
Hexion US Finance Corp., 7.176%, 11/15/14, Callable 11/15/08 @ 102 (a)	1,550	1,287
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	3,135	2,837
Idearc, Inc., 8.000%, 11/15/16, Callable 11/15/11 @ 104	2,275	1,430
Lender Process Services, 8.125%, 07/01/16, Callable 07/01/11 @ 106.09 (b)	4,260	4,265

	Shares or
	Principal
	Amount ($)	Value ($)
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	480	483
LVB Acquisition, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105 (b)	3,405	3,635
NSG Holdings LLC, 7.750%, 12/15/25 (b)	715	704
SLM Corp., 8.450%, 06/15/18, MTN	3,730	3,578
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/09 @ 104.56	2,170	2,192

		57,510

Diversified Minerals (1.9%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56 (b) (d)	2,600	2,561
FMG Finance Property Ltd., 10.000%, 09/01/13 (b)	9,110	9,998
FMG Finance Property Ltd., 10.625%, 09/01/16 (b)	745	868
Ryerson, Inc., 10.249%, 11/01/14, Callable 11/01/09 @ 106 (a) (b)	595	559
Ryerson, Inc., 12.000%, 11/01/15, Callable 11/01/11 @ 106 (b)	470	467

		14,453

Diversified Operations (2.0%)
Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15, Callable 04/01/11 @ 104.13	2,535	2,665
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17, Callable 04/01/12 @ 104.19	2,620	2,764
Leucadia National Corp., 7.000%, 08/15/13	1,890	1,833
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	4,745	4,532
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
SPX Corp., 7.625%, 12/15/14 (b)	3,210	3,258

		15,052

Electric (9.8%)
AES Corp. (The), 8.750%, 05/15/13, Callable 08/14/08 @ 104.38 (b)	1	1
AES Corp. (The), 8.000%, 10/15/17	3,000	2,940
Aquila, Inc., 9.950%, 02/01/11	4,740	4,871
Aquila, Inc., 12.073%, 07/01/12	2,225	2,587
Baldor Electic Co., 8.625%, 02/15/17, Callable 02/15/12 @ 103.31 (d)	1,620	1,628
Dynegy, Inc., 7.750%, 06/01/19	4,070	3,704
Edison Mission Energy, 7.500%, 06/15/13	265	263
Edison Mission Energy, 7.200%, 05/15/19 (d)	1,000	932
Elwood Energy LLC, 8.159%, 07/05/26	3,057	2,946
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44 (b) (d)	6,270	6,333
General Cable Corp., 5.073%, 04/01/15, Callable 04/01/09 @ 102 (a)	2,720	2,414
Homer City Funding LLC, 8.137%, 10/01/19	1,320	1,380
Inergy LP/Inergy Finance, 8.250%, 03/01/16, Callable 03/01/11 @ 104.13	1,565	1,542
InterGen NV, 9.000%, 06/30/17, Callable 06/30/12 @ 104.50 (b)	1,600	1,656
IPALCO Enterprises, Inc., 7.250%, 04/01/16 (b)	1,870	1,842
Jabil Circuit, Inc., 8.250%, 03/15/18 (b)	3,460	3,451
Midwest Generation LLC, Ser A, 8.300%, 07/02/09	1,762	1,776
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	4,235	4,373
Mirant Mid-Atlantic LLC, Ser B, 9.125%, 06/30/17	5,814	6,396
Mirant Mid-Atlantic LLC, Ser C, 10.060%, 12/30/28	2,436	2,807

	Shares or
	Principal
	Amount ($)	Value ($)
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	4,635	4,363
NRG Energy, Inc., 7.375%, 01/15/17, Callable 11/15/11 @ 100	2,375	2,244
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	2,754	2,928
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13 (b)	7,525	7,374
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13 (b)	3,925	3,846

		74,597

Electronics (0.3%)
Flextronics International Ltd., 6.500%, 05/15/13	325	311
NXP BV/NXP Funding LLC, 7.875%, 10/15/14, Callable 10/15/10 @ 103.94	2,010	1,849

		2,160

Entertainment (1.4%)
Harrah’s Operating Co., Inc., 10.750%, 02/01/16, Callable 02/01/12 @ 105.38 (b)	5,925	4,918
Mashantucket Pequot Tribe, 8.500%, 11/15/15, Callable 11/15/11 @ 104.25 (b)	3,220	2,841
Scientific Games Corp., 7.875%, 06/15/16, Callable 06/15/12 @ 103.94 (b)	2,035	2,025
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Sinclair Television Group, 8.000%, 03/15/12, Callable 08/14/08 @ 102.67	1,194	1,203

		10,987

Environmental Control (0.2%)
Allied Waste North America, Inc., Ser B, 7.125%, 05/15/16, Callable 05/15/11 @ 103.56	1,900	1,890

Food (1.1%)
Del Monte Corp., 8.625%, 12/15/12, Callable 08/14/08 @ 104.31	4,627	4,696
Smithfield Foods, Inc., Ser B, 8.000%, 10/15/09	600	597
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	2,790	2,769

		8,062

Forest Products & Paper (1.9%)
Abitibi-Consolidated, Inc., 13.750%, 04/01/11 (b)	3,670	3,872
Cascades, Inc., 7.250%, 02/15/13, Callable 08/14/08 @ 103.62	625	543
Georgia-Pacific LLC, 8.125%, 05/15/11	1,450	1,432
Georgia-Pacific LLC, 9.500%, 12/01/11	3,125	3,176
New Page Holding Corp., 10.000%, 05/01/12, Callable 05/01/09 @ 106	2,000	2,025
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63 (b)	1,720	1,823
Verso Paper Holdings LLC, Ser B, 6.623%, 08/01/14, Callable 08/01/08 @ 102 (a)	2,075	1,909

		14,780

Health Care (6.2%)
Bausch & Lomb, Inc., 9.875%, 11/01/15, Callable 11/01/11 @ 104.94 (b)	1,745	1,754
Boston Scientific Corp., 6.000%, 06/15/11	3,080	3,011

	Shares or
	Principal
	Amount ($)	Value ($)
Catalent Pharma Solutions, 9.500%, 04/15/15, Callable 04/15/11 @ 104.75	1,797	1,608
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	5,150	5,182
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56	7,230	7,393
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	7,835	8,070
Health Management Associates, Inc., 6.125%, 04/15/16	5,250	4,594
Psychiatric Solutions, Inc., 7.750%, 07/15/15, Callable 07/15/10 @ 103.88	3,050	3,020
Tenet Healthcare Corp., 7.375%, 02/01/13	4,825	4,535
Tenet Healthcare Corp., 9.250%, 02/01/15 (d)	2,490	2,440
Universal Hospital Services, Inc., 6.303%, 06/01/15, Callable 06/01/09 @ 102 (a)	780	729
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	4,855	4,855

		47,191

Insurance (1.4%)
AFC Capital Trust I, Ser B, 8.207%, 02/03/27	4,142	3,450
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	4,425	4,104
Fairfax Financial Holdings, 7.750%, 06/15/17, Callable 06/15/12 @ 103.88 (d)	3,075	2,860

		10,414

Lodging (1.2%)
MGM Mirage, Inc., 8.500%, 09/15/10	905	894
MGM Mirage, Inc., 6.625%, 07/15/15 (d)	3,555	2,853
MGM Mirage, Inc., 7.500%, 06/01/16	755	621
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
San Pasqual Casino, 8.000%, 09/15/13, Callable 09/15/09 @ 104 (b)	1,365	1,242
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31	3,945	3,609

		9,219

Machinery Diversified (0.5%)
Case Corp., 7.250%, 01/15/16	1,375	1,341
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	2,700	2,801

		4,142

Materials (1.2%)
Novelis, Inc., 7.250%, 02/15/15, Callable 02/15/10 @ 103.63	2,190	2,070
Steel Dynamics, Inc., 7.750%, 04/15/16, Callable 04/15/12 @ 103.88 (b)	6,755	6,721

		8,791

Media (6.6%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 12/15/10 @ 104.13 (b)	975	926
Charter Communications LLC, 8.375%, 04/30/14, Callable 04/30/09 @ 104.19 (b) (d)	5,450	5,164
Clear Channel Communications, Inc., 7.650%, 09/15/10	1,800	1,846
Clear Channel Communications, Inc., 4.900%, 05/15/15	1,105	652
Clear Channel Communications, Inc., 5.500%, 12/15/16	350	205
Clear Channel Communications, Inc., 6.875%, 06/15/18	1,075	634
Dex Media, Inc., 8.000%, 11/15/13, Callable 11/15/08 @ 104	360	263

	Shares or
	Principal
	Amount ($)	Value ($)
DirecTV Holdings LLC, 8.375%, 03/15/13, Callable 08/14/08 @ 104.19	7,520	7,746
DirecTV Holdings LLC, 7.625%, 05/15/16, Callable 05/15/16 @ 103.81 (b)	2,325	2,290
EchoStar DBS Corp., 7.750%, 05/31/15 (b)	3,400	3,306
EchoStar DBS Corp., 7.125%, 02/01/16	995	918
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	6,335	6,478
LIN Television Corp., 6.500%, 05/15/13, Callable 05/15/12 @ 103.25 (d)	2,020	1,848
LIN Television Corp., Ser B, 6.500%, 05/15/13, Callable 08/14/08 @ 103.25	2,000	1,830
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 08/11/08 @ 101.58	955	900
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	7,185	6,422
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	3,250	3,022
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	1,790	1,665
Rogers Cable, Inc., 8.750%, 05/01/32	1,400	1,562
Univision Communication, Inc., 7.850%, 07/15/11	710	664
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Videotron, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56 (b)	2,315	2,419

		50,760

Metals (0.5%)
Owens-Brockway Glass Containers, Inc., 8.250%, 05/15/13, Callable 08/14/08 @ 104.12	3,715	3,808

Miscellaneous Manufacturer (0.7%)
American Railcar Industries, 7.500%, 03/01/14, Callable 03/01/11 @ 103.75	1,755	1,632
Bombardier, Inc., 6.300%, 05/01/14 (b)	1,740	1,662
Bombardier, Inc., 8.000%, 11/15/14, Callable 11/15/10 @ 104 (b)	1,900	1,947

		5,241

Oil & Gas (11.1%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38 (b)	3,330	3,463
Chesapeake Energy Corp., 7.625%, 07/15/13	5,345	5,358
Chesapeake Energy Corp., 7.500%, 06/15/14, Callable 06/15/09 @ 103.75	345	342
Chesapeake Energy Corp., 7.750%, 01/15/15, Callable 01/15/09 @ 102.58	1,300	1,349
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	4,225	4,214
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	415	416
Cimarex Energy Co., 7.125%, 05/01/17, Callable 05/01/12 @ 103.56	1,995	1,960
Compton Petroleum Finance Corp., 7.625%, 12/01/13, Callable 12/01/09 @ 103.81	4,480	4,402
Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13 (b)	3,895	4,109

	Shares or
	Principal
	Amount ($)	Value ($)
Forest Oil Corp., 7.250%, 06/15/19, Callable 06/15/12 @ 103.63 (b)	3,960	3,802
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94 (b)	4,285	4,242
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	2,465	2,385
Newfield Exploration Co., 7.125%, 05/15/18, Callable 05/15/13 @ 103.56	1,920	1,819
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13	5,115	5,051
OPTI Canada, Inc., 8.250%, 12/15/14, Callable 12/15/10 @ 104.13	4,055	4,035
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	4,210	4,315
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94 (b)	5,080	4,959
Pioneer Natural Resources Co., 6.650%, 03/15/17	2,915	2,736
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81 (d)	2,510	2,510
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	1,370	1,365
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63	2,130	2,114
Sabine Pass LNG LP, 7.250%, 11/30/13 (d)	2,895	2,634
Sabine Pass LNG LP, 7.500%, 11/30/16	4,540	4,086
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104 (b)	5,985	6,016
Southwestern Energy Co., 7.500%, 02/01/18 (b)	175	180
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01//12 @ 104.13 (b) (d)	5,035	4,859
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	2,200	2,129

		84,850

Packaging & Containers (1.0%)
Graphic Packaging International, 9.500%, 08/15/13, Callable 08/15/08 @ 104.75 (d)	3,200	3,056
Silgan Holdings, Inc., 6.750%, 11/15/13, Callable 11/15/08 @ 103.38	3,000	2,835
Smurfit-Stone Container Corp., 8.250%, 10/01/12, Callable 08/07/08 @ 104.12	1,580	1,379

		7,270

Pipelines (4.8%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38 (b)	3,335	3,310
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	2,085	2,096
Copano Energy LLC, 7.750%, 06/01/18, Callable 06/01/13 @ 103.88 (b)	2,950	2,876
Dynegy Holdings, Inc., 7.500%, 06/01/15	1,530	1,411
El Paso Corp., 7.000%, 06/15/17	790	773
El Paso Corp., 7.250%, 06/01/18	2,935	2,891
Kinder Morgan, 5.700%, 01/05/16 (d)	7,200	6,408
MarkWest Energy Partners LP, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38 (b)	10,455	10,690
Markwest Energy Partners LP, Ser B, 8.500%, 07/15/16, Callable 07/15/11 @ 104.25	3,295	3,345
Tennessee Gas Pipeline, 7.500%, 04/01/17	2,500	2,634

	Shares or
	Principal
	Amount ($)	Value ($)
Transcontinental Gas Pipe Line Corp., Ser B, 8.875%, 07/15/12	325	360

		36,794

Real Estate (0.7%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 07/30/08 @ 104.06	1,450	1,392
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 02/15/09 @ 103.56	3,980	3,612

		5,004

REITS (1.0%)
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/08 @ 103.56	4,110	3,823
iStar Financial, 8.625%, 06/01/13	1,470	1,345
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/09 @ 103.5	2,268	2,160

		7,328

Retail (0.2%)
AutoNation, Inc., 4.713%, 04/15/13, Callable 08/07/08 @ 103.00 (a)	2,045	1,728

Semiconductors (1.3%)
Amkor Technologies, Inc., 7.750%, 05/15/13, Callable 08/14/08 @ 103.88	620	575
Amkor Technologies, Inc., 9.250%, 06/01/16, Callable 06/01/11 @ 104.63	1,170	1,114
Avago Technologies Finance Ltd., 8.182%, 06/01/13, Callable 08/14/08 @ 102 (a) (d)	422	419
Freescale Semiconductor, 8.875%, 12/15/14, Callable 12/15/10 @ 104.44	8,150	6,622
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
NXP Funding LLC, 9.500%, 10/15/15, Callable 10/15/11 @ 104.75 (d)	1,725	1,501

		10,231

Telecommunication Services (9.5%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19 (b)	7,295	8,426
Citizens Communications Co., 9.250%, 05/15/11	1,600	1,656
Cricket Communications, 10.000%, 07/15/15, Callable 07/15/12 @ 105.00 (b) (d)	1,500	1,470
Cricket Communications, Inc., 9.375%, 11/01/14, Callable 11/01/10 @ 104.69	1,615	1,554
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56 (b)	3,175	3,111
Inmarsat Finance II PLC, 0.000%, 11/15/12, Callable 11/15/08 @ 105.19 (e)	4,980	5,030
Inmarsat Group Ltd., 7.625%, 06/30/12, Callable 08/14/08 @ 103.81	2,679	2,733
Intelsat Subsidiary Holding Co., Ltd., 8.500%, 01/15/13, Callable 01/15/09 @ 104.25 (b)	9,000	8,776
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	2,605	2,240
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 07/15/11 @ 105.38 (b)	3,655	3,618
NTL Cable PLC, 8.750%, 04/15/14, Callable 04/15/09 @ 104.375	2,574	2,420
Qwest Communications International, Inc., 6.176%, 02/15/09, Callable 08/11/08 @ 100 (a)	1,139	1,133
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 08/14/08 @ 103.62	2,000	1,932

	Shares or
	Principal
	Amount ($)	Value ($)
Qwest Corp., 6.026%, 06/15/13 (a)	1,500	1,433
Rogers Wireless, Inc., 9.625%, 05/01/11	1,118	1,238
Rural Cellular Corp., 8.250%, 03/15/12, Callable 08/11/08 @ 104.12	2,740	2,808
Sprint Capital Corp., 7.625%, 01/30/11	4,550	4,470
Sprint Capital Corp., 8.375%, 03/15/12	1,415	1,401
Sprint Capital Corp., 6.900%, 05/01/19	2,200	1,931
Telcordia Technologies, Inc., 6.463%, 07/15/12, Callable 08/14/08 @ 102 (a) (b)	4,745	4,093
Valor Telecommunications Enterprise LLC, 7.750%, 02/15/15, Callable 02/15/10 @ 103.88	2,580	2,640
Virgin Media Finance PLC, 9.125%, 08/15/16, Callable 08/15/11 @ 104.56	650	609
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38 (b)	5,475	5,749
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31 (d)	762	760
Windstream Regatta Holdings, 11.000%, 12/01/17, Callable 12/01/12 @ 105.50 (b)	1,650	1,139

		72,370

Transportation (1.1%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	1,870	1,875
CHC Helicopter Corp., 7.375%, 05/01/14, Callable 05/01/09 @ 103.69	2,997	3,109
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25 (b)	2,380	2,327
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Travelport LLC, 9.875%, 09/01/14, Callable 09/01/10 @ 104.94	1,500	1,331

		8,642

Total Corporate Bonds		663,623

U.S. Treasury Obligations (0.5%)
U.S. Treasury Notes (0.5%)
3.125%, 10/15/08	3,750	3,764

Total U.S. Treasury Obligations		3,764

Short-Term Investment (5.2%)
Credit Suisse Enhanced Liquidity Fund (f)	39,420,245	39,420

Total Short-Term Investment		39,420

Money Market Fund (2.7%)
RidgeWorth Institutional Cash Management Money Market Fund (g)	21,022,765	21,023

Total Money Market Fund		21,023

Total Investments (Cost $789,388)(h) — 100.5%		768,676
Liabilities in excess of other assets — (0.5)%		(4,142)

Net Assets — 100.0%		$764,534

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 32.0% of net assets as of June 30, 2008.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2008 are identified below (in thousands):

					Percentage
					of Net Assets
Issue Description	Acquisition Date	Cost ($)	Par ($)	Value ($)	(%)
East Valley Tourist Development Authority	08/06/07	11,385	11,500	11,385	1.49

(d)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $37,855.

(e)	Step bond.

(f)	This security was purchased with cash collateral held from securities lending.

(g)	Affiliate investment.

(h)	Represents cost for financial reporting purposes.

MTN	Medium Term Note

PIK	Payment in-kind
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)
Brunswick	Bank of America	(7,000)	2.08	03/20/13	339
Cigna Corp.	JPMorgan	(3,000)	1.44	03/20/13	(101)
J.C. Penney Corp., Inc.	Deutsche Bank	(2,000)	2.65	03/20/13	(51)
Limited Brands, Inc.	Goldman Sachs	(2,000)	4.00	03/20/13	(97)

					90

At June 30, 2008, liquid assets totaling $54,248, in thousands, have been designated as collateral for open swap agreements.
As of June 30, 2008, the Fund had the following unfunded loan commitments:

		Unrealized
	Unfunded	Appreciation
Borrower	Commitments($)	(Depreciation)($)

Calpine Corp.	2,375	(238)

		(238)

The commitments are available until the maturity date of the respective security.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (2.0%)
Automobile ABS (2.0%)
Capital Auto Receivables Asset Trust, Ser 2006-1, Cl A3, 5.030%, 10/15/09	957	961
Capital One Prime Auto Receivable Trust, Ser 2006-1, Cl A3, 4.990%, 09/15/10	1,508	1,518
Honda Auto Receivables Owner Trust, Ser 2005-6, Cl A3, 4.917%, 10/19/09	646	648
USAA Auto Owner Trust, Ser 2006-4, Cl A3, 5.010%, 06/15/11	5,000	5,053

Total Asset-Backed Securities		8,180

Collateralized Mortgage Obligations (26.7%)
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 2A22, 4.595%, 05/25/35 (a)	1,640	1,601
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.959%, 08/25/35 (a)	3,812	3,662
Banc of America Alternative Loan Trust, Ser 2005-4, Cl CB7, 2.708%, 05/25/35	4,646	4,584
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	1,350	1,343
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	2,300	2,238
Banc of America Mortgage Securities, Ser 2004-1, Cl 3A1, 5.000%, 02/25/19	2,873	2,782
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.687%, 11/25/35 (a)	2,355	1,871
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.960%, 03/25/36 (a)	3,463	2,640
Bear Stearns Commercial Mortgage Securities, Ser 2004-ESA, Cl C, 4.937%, 05/14/16 (b)	3,000	3,037

	Shares or
	Principal
	Amount ($)	Value ($)
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	1,165	1,166
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	5,274	5,084
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	4,670	4,650
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	4,745	4,715
Deutsche Mortgage Securities, Inc., Ser 2004-5, Cl A2, 4.980%, 07/25/34	1,841	1,835
First Horizon Alternative Mortgage Securities, Ser 2005-AA3, Cl 2A1, 5.178%, 05/25/35 (a)	2,300	1,831
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.402%, 09/25/35 (a)	2,060	1,726
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 4.357%, 08/25/34 (a)	2,763	2,713
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	2,899	2,895
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	4,810	4,775
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	2,000	1,996
GSR Mortgage Loan Trust, Ser 2007-AR1, Cl 2A1, 5.997%, 03/25/37 (a)	2,808	2,589
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	3,420	3,403
LB Commercial Conduit Mortgage Trust, Ser 1998-C4, Cl A1B, 6.210%, 10/15/35	1,252	1,254
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	4,500	4,456
MASTR Adjustable Rate Mortgages Trust, Ser 2007-1, Cl 2A1, 5.964%, 11/25/36 (a)	3,920	3,745
Morgan Stanley Capital I, Ser 1998-XL2, Cl A2, 6.170%, 10/03/34	5,257	5,274
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1, 5.195%, 03/12/44	796	797
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 4.038%, 04/25/34	2,161	2,090
Residential Accredit Loans, Inc., Ser 2003-QS17, Cl CB3, 5.500%, 09/25/33	1,937	1,932
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	3,526	3,398
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 5.182%, 08/25/22 (a)	2,773	2,527
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1 Cl A2, 5.681%, 04/15/34	26	26
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	3,989	3,962
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-S, Cl A5, 3.542%, 09/25/34 (a)	3,420	3,382
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	3,769	3,724
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.241%, 04/25/36 (a)	3,381	3,323

	Shares or
	Principal
	Amount ($)	Value ($)
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.238%, 04/25/36 (a)	4,043	3,969

Total Collateralized Mortgage Obligations		106,995

Corporate Bonds (38.4%)
Aerospace/Defense (1.5%)
Boeing Co. (The), 9.750%, 04/01/12	3,450	3,976
Raytheon Co., 4.850%, 01/15/11	2,000	2,024

		6,000

Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11	1,250	1,264

Banks (6.6%)
American Express Bank, 2.542%, 04/26/10 (a)	4,300	4,234
Bank of America Corp., 7.400%, 01/15/11	4,455	4,646
Deutsche Bank AG, 4.875%, 05/20/13	2,325	2,287
JPMorgan Chase & Co., 6.750%, 02/01/11	4,555	4,728
U.S. Banccorp, Ser P, 4.500%, 07/29/10, MTN	3,515	3,561
Wachovia Corp., 6.375%, 02/01/09	3,300	3,297
Wells Fargo & Co., 4.375%, 01/31/13	3,900	3,776

		26,529

Beverages (0.9%)
Diageo Capital PLC, 4.375%, 05/03/10	3,765	3,769

Consumer Discretionary (1.0%)
Philip Morris International, Inc., 4.875%, 05/16/13	3,965	3,895

Consumer Staples (1.3%)
Avon Products, Inc., 5.125%, 01/15/11	1,915	1,945
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Kellogg Co., Ser B, 6.600%, 04/01/11	3,000	3,156

		5,101

Diversified Financial Services (15.4%)
Allstate Life Global Funding Trust, 5.375%, 04/30/13, MTN	1,190	1,185
American Express Credit Co., Ser C, 5.875%, 05/02/13, MTN	3,995	3,972
American Honda Finance Corp., 4.625%, 04/02/13, MTN (b)	2,000	1,955
Caterpillar Financial Services Corp., 4.150%, 01/15/10, MTN	2,915	2,925
Citigroup, Inc., 6.500%, 01/18/11	4,200	4,319
Citigroup, Inc., 5.500%, 08/27/12	590	582
Credit Suisse (USA), Inc., 5.250%, 03/02/11(c)	3,395	3,428
General Electric Capital Corp., Ser A, 4.125%, 09/01/09, MTN	375	376
General Electric Capital Corp., Ser A, 5.500%, 04/28/11, GMTN	2,900	2,994
General Electric Capital Corp., Ser A, 6.000%, 06/15/12, MTN	2,875	2,971
Goldman Sachs Group, Inc. (The), 6.875%, 01/15/11	4,720	4,900
HSBC Finance Corp., 4.125%, 11/16/09	3,130	3,109
ING USA Global Trust, 4.500%, 10/01/10	2,500	2,524
International Lease Finance Corp., 5.750%, 06/15/11	3,250	3,026
John Deere Capital Corp., Ser D, 4.875%, 03/16/09, MTN	2,806	2,820
Lehman Brothers Holdings, Inc., 5.625%, 01/24/13	1,375	1,301
Lehman Brothers Holdings, Inc., Ser G, 4.250%, 01/27/10, MTN(c)	3,050	2,970
Merrill Lynch & Co., Inc., 4.831%, 10/27/08	2,060	2,059
Merrill Lynch & Co., Ser C, 5.450%, 02/05/13(c)	1,920	1,811
MetLife Global Funding I, 5.125%, 04/10/13(b)	3,000	2,954

	Shares or
	Principal
	Amount ($)	Value ($)
Morgan Stanley, 4.000%, 01/15/10	3,900	3,830
Prudential Financial, Inc., Ser D, 5.150%, 01/15/13, MTN	4,020	3,918
Wells Fargo & Co., 4.200%, 01/15/10	1,725	1,730

		61,659

Health Care (0.7%)
Abbott Laboratories, 5.150%, 11/30/12	2,545	2,620

Industrials (1.9%)
Dover Corp., 6.500%, 02/15/11	3,385	3,551
Emerson Electric Co., 7.125%, 08/15/10	3,675	3,926

		7,477

Materials (0.3%)
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	1,325	1,332

Media (1.4%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	1,750	1,813
Cox Communications, Inc., 7.750%, 11/01/10	1,705	1,797
Time Warner Entertainment Co., 7.250%, 09/01/08	810	814
Time Warner, Inc., 6.750%, 04/15/11	1,155	1,181

		5,605

Miscellaneous Manufacturer (1.6%)
Avon Products, Inc., 7.150%, 11/15/09	2,195	2,278
Honeywell International, Inc., 7.500%, 03/01/10	3,745	3,985

		6,263

Oil & Gas (0.2%)
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	740	737

Pipelines (1.3%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	1,650	1,740
DCP Midstream LLC, 7.875%, 08/16/10	1,405	1,474
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
ONEOK Partners LP, 7.100%, 03/15/11	886	921
Rockies Express Pipeline LLC, 6.250%, 07/15/13 (b)	1,250	1,264

		5,399

REITS (0.2%)
Simon Property Group LP, 5.300%, 05/30/13	870	856

Retail (0.8%)
Wal-Mart Stores, Inc., 6.875%, 08/10/09	3,080	3,193

Software (1.0%)
Oracle Corp., 5.000%, 01/15/11	3,860	3,935

Telecommunication Services (1.2%)
AT&T, Inc., 4.950%, 01/15/13	1,495	1,490
BellSouth Telecommunications, Inc., 5.875%, 01/15/09	1,450	1,466
SBC Communications, Inc., 4.125%, 09/15/09	915	916
Verizon Communications, Inc., 5.250%, 04/15/13	1,130	1,123

		4,995

Transportation (0.5%)
Union Pacific Corp., 6.650%, 01/15/11	1,900	1,983

Utilities (0.3%)
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	1,395	1,410

Total Corporate Bonds		154,022

U.S. Government Agencies (7.1%)
Fannie Mae (2.6%)
5.080%, 05/14/10, Callable 05/14/09 @ 100	2,275	2,318
3.375%, 05/19/11	8,275	8,234

		10,552

Federal Home Loan Bank (2.2%)
5.250%, 08/05/09 (c)	8,500	8,712

Freddie Mac (2.3%)
5.125%, 11/24/10, Callable 11/24/08 @ 100	5,375	5,420
5.400%, 02/02/12, Callable 02/02/09 @ 100	3,850	3,898

	Shares or
	Principal
	Amount ($)	Value ($)
		9,318

Total U.S. Government Agencies		28,582

U.S. Government Agency Mortgages (16.4%)
Fannie Mae (11.1%)
6.653%, 07/01/09	1,554	1,565
6.850%, 08/01/09	3,946	4,003
7.375%, 10/01/10 (a)	2,943	3,064
7.010%, 11/01/10	2,983	3,109
5.620%, 02/01/12	3,995	4,096
4.628%, 08/01/13	5,200	5,186
4.500%, 01/25/25	3,680	3,692
5.000%, 11/25/26	1,149	1,158
6.000%, 12/25/30	2,610	2,683
6.494%, 09/01/33 (a)	402	410
6.340%, 10/01/33 (a)	615	627
4.326%, 03/01/34 (a)	1,454	1,469
4.672%, 05/01/35 (a)	4,580	4,631
5.351%, 06/01/36 (a)	4,814	4,905
5.406%, 11/01/37 (a)	4,220	4,263

		44,861

Freddie Mac (4.1%)
4.000%, 07/01/08	354	354
3.750%, 12/15/11	1,129	1,125
5.591%, 01/25/12 (a)	2,127	2,155
4.500%, 08/15/19	82	81
4.500%, 10/15/28	2,335	2,345
4.277%, 03/01/34 (a)	1,451	1,472
4.853%, 04/01/34 (a)	960	977
6.221%, 09/01/36 (a)	2,988	3,062
5.511%, 04/01/37 (a)	4,891	4,950

		16,521

Ginnie Mae (1.2%)
6.007%, 02/16/24 (a)	293	298
3.701%, 05/16/25	4,390	4,337

		4,635

Total U.S. Government Agency Mortgages		66,017

U.S. Treasury Obligations (7.2%)
U.S. Treasury Notes (7.2%)
3.500%, 08/15/09(c)	5,866	5,940
2.000%, 02/28/10(c)	18,790	18,653
4.125%, 08/15/10(c)	1,710	1,762
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
4.500%, 02/28/11	2,265	2,361

		28,716

Total U.S. Treasury Obligations		28,716

Short-Term Investment (8.9%)
Credit Suisse Enhanced Liquidity Fund (d)	35,554,941	35,555

Total Short-Term Investment		35,555

Money Market Fund (2.0%)
RidgeWorth Institutional Cash Management Money Market Fund (e)	8,128,747	8,129

Total Money Market Fund		8,129

Total Investments (Cost $438,740)(f) — 108.7%		436,196
Liabilities in excess of other assets — (8.7)%		(34,829)

Net Assets — 100.0%		$401,367

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.3% of net assets as of June 30, 2008.

(c)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $34,515.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

GMTN	Global Medium Term Note

MTN	Medium Term Note
Open Futures Contracts at June 30, 2008:

					Unrealized
		Notional	Expiration		Appreciation
Description	Type	Amount ($)	Month	Contracts	(Depreciation) ($)
U.S. 2YR Note	Long	10,560	09/08	50	76
U.S. 5YR Note	Short	11,277	09/08	102	(70)

					6

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate (%)	Date	Value ($)
Merrill Lynch & Co., Inc	Barclays Bank PLC	8,500	0.95	09/20/12	(678)
Merrill Lynch & Co., Inc	Barclays Bank PLC	(5,000)	1.06	09/20/17	306

					(372)

At June 30, 2008, liquid assets totaling $23,693, in thousands, have been designated as collateral for open swap agreements.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations (90.6%)
U.S. Treasury Notes (90.6%)
4.875%, 08/15/09 (a)	14,000	14,374
3.250%, 12/31/09 (a)	18,700	18,923
2.000%, 02/28/10 (a)	10,000	9,927
4.125%, 08/15/10 (a)	11,000	11,334
4.500%, 11/15/10	2,500	2,603
4.500%, 02/28/11	3,750	3,910
4.625%, 02/29/12 (a)	5,500	5,785

		66,856

Total U.S. Treasury Obligations		66,856

Short-Term Investment (38.0%)
Credit Suisse Enhanced Liquidity Fund (b)	28,069,469	28,069

Total Short-Term Investment		28,069

Money Market Fund (2.2%)
Federated U.S. Treasury Cash Reserve Fund	1,623,016	1,623

Total Money Market Fund		1,623

Total Investments (Cost $95,457)(c) — 130.8%		96,548

Liabilities in excess of other assets — (30.8)%		(22,726)

Net Assets — 100.0%		$73,822

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $27,239.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (0.7%)
Collateralized Loan Obligations ABS (0.7%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 6.801%, 12/22/20(a)(b)	280	144
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 4.920%, 03/25/20(a)(b)	500	410

Total Asset-Backed Securities		554

Bank Loans (3.8%)
Diversified Financial Services (2.0%)
Clarke American Corp., 5.196%, 04/01/14 (a)(c)	634	535
East Valley Tourist Development Authority, 9.940%, 08/06/14 (a)(b)	1,100	1,088

		1,623

Telecommunication Services (1.8%)
Asurion Corp., 5.784%, 07/03/14 (a)(c)	730	676
Wind Acquisition Holdings, 9.984%, 12/07/11 (a)(c)	879	846

		1,522

Total Bank Loans		3,145
Corporate Bonds (28.3%)
Advertising (0.8%)
R.H. Donnelley Corp., 8.875%, 10/15/17, Callable 10/15/12 @ 104.44(c)	75	45
R.H. Donnelley Corp., Ser A-3, 8.875%, 01/15/16, Callable 01/15/11 @ 104.44	75	45

	Shares or
	Principal
	Amount ($)	Value ($)
TL Acquisitions, Inc., 10.500%, 01/15/15, Callable 07/15/11 @ 105.25(c)	700	605

		695

Aerospace/Defense (0.2%)
BE Aerospace, Inc., 8.500%, 07/01/18, Callable 07/01/13 @ 104.25	160	161

Auto Manufacturers (0.1%)
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06(c)	90	82

Auto Parts & Equipment (0.1%)
Lear Corp., Ser B, 8.500%, 12/01/13, Callable 12/01/10 @ 104.25	70	58
Lear Corp., Ser B, 8.750%, 12/01/16, Callable 12/01/11 @ 104.38	25	19

		77

Building (0.8%)
K Hovnanian Enterprises, Inc., 11.500%, 05/01/13, Callable 11/01/10 @ 102.00(c)	215	223
Nortek, Inc., 10.000%, 12/01/13, Callable 06/01/11 @ 105.00(c)	375	358
U.S. Concrete, Inc., 8.375%, 04/01/14, Callable 04/01/09 @ 104.19	50	45

		626

Chemicals (0.4%)
Axcan Intermediate Holdings, Inc., 12.750%, 03/01/16, Callable 03/01/12 @ 106.38(c)	355	355

Commercial Services (1.5%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/09 @ 104.69	625	563
Deluxe Corp., 7.375%, 06/01/15, Callable 06/01/11 @ 103.69	80	70
Deluxe Corp., Ser B, 5.125%, 10/01/14	175	138
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	65	59
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Hertz Corp., 10.500%, 01/01/16, Callable 01/01/11 @ 105.25	190	173
Seitel Acquisition Corp., 9.750%, 02/15/14, Callable 02/15/11 @104.88	230	206

		1,209

Diversified Financial Services (3.2%)
Alamosa Delaware, Inc., 8.500%, 01/31/12, Callable 08/11/08 @ 104.25	20	20
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(c)	195	191
Ford Motor Credit Co., 7.250%, 10/25/11	165	130
Ford Motor Credit Co., 12.000%, 05/15/15	570	501
Galaxy Entertainment Group, Ltd., 8.133%, 12/15/10, Callable 12/15/08 @ 101.50 (a)(c)	150	145
GMAC LLC, 6.875%, 09/15/11	500	359
GMAC LLC, 8.000%, 11/01/31	270	176
Hexion US Finance Corp., 7.176%, 11/15/14, Callable 11/15/08 @ 102 (a)	75	62
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	740	670
LVB Acquisition, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105(c)	120	128
NSG Holdings LLC, 7.750%, 12/15/25(c)	175	172
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/09 @ 104.56	95	96

		2,650

Diversified Minerals (0.7%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(c)	125	123

	Shares or
	Principal
	Amount ($)	Value ($)
FMG Finance Property Ltd., 10.625%, 09/01/16(c)	380	443

		566

Electric (2.3%)
Aquila, Inc., 12.073%, 07/01/12	630	732
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(c)(d)	370	374
InterGen NV, 9.000%, 06/30/17, Callable 06/30/12 @ 104.50(c)	200	207
IPALCO Enterprises, Inc., 7.250%, 04/01/16(c)	90	89
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13(c)	500	490

		1,892

Forest Products & Paper (0.2%)
New Page Holding Corp., 10.000%, 05/01/12, Callable 05/01/09 @ 106	45	46
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(c)	90	95

		141

Health Care (3.6%)
Bausch & Lomb, Inc., 9.875%, 11/01/15, Callable 11/01/11 @ 104.94(c)	75	75
Boston Scientific Corp., 6.000%, 06/15/11	160	157
Catalent Pharma Solutions, 9.500%, 04/15/15, Callable 04/15/11 @ 104.75	65	58
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	380	382
HCA, Inc., 9.625%, 11/15/16, Callable 11/15/11 @ 104.81	640	659
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Health Management Associates, Inc., 6.125%, 04/15/16	215	188
Tenet Healthcare Corp., 7.375%, 02/01/13	500	470
Universal Hospital Services, Inc., 6.303%, 06/01/15, Callable 06/01/09 @ 102 (a)	870	814
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	125	125

		2,928

Insurance (0.2%)
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	210	195

Machinery Diversified (0.8%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	625	649

Materials (0.5%)
Novelis, Inc., 7.250%, 02/15/15, Callable 02/15/10 @ 103.63	95	90
Steel Dynamics, Inc., 7.750%, 04/15/16, Callable 04/15/12 @ 103.88(c)	320	318

		408

Media (2.3%)
Charter Communications LLC, 8.375%, 04/30/14, Callable 04/30/09 @ 104.19(c)	205	194
Clear Channel Communications, Inc., 7.650%, 09/15/10	100	103
Clear Channel Communications, Inc., 4.900%, 05/15/15	50	29
Clear Channel Communications, Inc., 6.875%, 06/15/18	45	27
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	725	741
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	495	442

	Shares or
	Principal
	Amount ($)	Value ($)
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	100	93
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	175	163
Videotron, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56(c)	110	115

		1,907

Miscellaneous Manufacturer (0.2%)
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/08 @ 104.94	181	190

Oil & Gas (4.3%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(c)	65	68
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	50	50
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	75	75
Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13(c)	870	918
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(c)	150	148
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	115	111
Newfield Exploration Co., 7.125%, 05/15/18, Callable 05/15/13 @ 103.56	95	90
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13	530	523
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(c)	230	225
Sabine Pass LNG LP, 7.500%, 11/30/16	1,060	954
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
United Refining Co., 10.500%, 08/15/12, Callable 08/15/08 @ 105.25	340	329

		3,491

Packaging & Containers (0.1%)
Smurfit-Stone Container Corp., 8.250%, 10/01/12, Callable 08/07/08 @ 104.12	70	61

Pipelines (1.1%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	125	126
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25	820	803

		929

Semiconductors (0.3%)
Freescale Semiconductor, 8.875%, 12/15/14, Callable 12/15/10 @ 104.44	265	215

Telecommunication Services (4.0%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19(c)	445	514
Cricket Communications, Inc., 9.375%, 11/01/14, Callable 11/01/10 @ 104.69	25	24
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56(c)	530	519
Intelsat Subsidiary Holding Co., Ltd., 8.500%, 01/15/13, Callable 01/15/09 @ 104.25(c)	800	780
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38	95	82
Nortel Networks Ltd., 10.750%, 07/15/16, Callable 07/15/11 @ 105.38(c)	105	104
Rural Cellular Corp., 8.250%, 03/15/12, Callable 08/11/08 @ 104.12	155	159
Sprint Capital Corp., 7.625%, 01/30/11	215	211

	Shares or
	Principal
	Amount ($)	Value ($)
Sprint Capital Corp., 8.375%, 03/15/12	60	59
Telcordia Technologies, Inc., 6.463%, 07/15/12, Callable 08/14/08 @ 102 (a)(c)	760	656
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(c)	75	79
Windstream Regatta Holdings, 11.000%, 12/01/17, Callable 12/01/12 @ 105.50(c)	120	83

		3,270

Transportation (0.6%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	335	336
Expedia, Inc., 8.500%, 07/01/16, Callable 07/01/12 @ 104.25(c)	100	98
Travelport LLC, 9.875%, 09/01/14, Callable 09/01/10 @ 104.94	65	56

		490

Total Corporate Bonds		23,187

Foreign Government Bonds (16.9%)
Brazil (0.3%)
Republic of Brazil, 7.125%, 01/20/37	230	253

Canada (16.5%)
Ontario Province, 5.125%, 07/17/12	9,755	10,136
Ontario Province, 4.950%, 11/28/16(d)	3,275	3,336

		13,472

Colombia (0.1%)
Republic of Colombia, 7.375%, 09/18/37	115	123

Total Foreign Government Bonds		13,848

U.S. Government Agency Mortgages (4.7%)
Fannie Mae (4.7%)
5.000%, 07/04/28	4,000	3,834

Total U.S. Government Agency Mortgages		3,834

U.S. Treasury Obligations (42.4%)
U.S. Treasury Bond (4.5%)
4.750%, 02/15/37	3,580	3,697

U.S. Treasury Notes (37.9%)
3.125%, 10/15/08	700	703
4.500%, 05/15/10(d)	11,490	11,894
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
2.500%, 03/31/13(d)	4,500	4,342
4.250%, 08/15/15(d)	2,694	2,799
3.500%, 02/15/18(d)	11,653	11,217

		30,955

Total U.S. Treasury Obligations		34,652

Short-Term Investments (44.8%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep (a)	5,117,402	5,117
Credit Suisse Enhanced Liquidity Fund (e)	31,488,303	31,488

Total Short-Term Investments		36,605

Total Investments (Cost $116,448) (f) — 141.6%		115,825
Liabilities in excess of other assets — (41.6)%		(34,043)

Net Assets — 100.0%		$81,782

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2008 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets (%)
Commercial Industrial Finance Corp.	07/20/07	199	280	144	0.18
East Valley Tourist Development Authority	8/6/2007	1,089	1,100	1,089	1.33
Muir Grove CLO Ltd.	09/25/07	498	500	409	0.50

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 13.3% of net assets as of June 30, 2008.

(d)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $30,670.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Represents cost for financial reporting purposes.

PIK	Payment in-kind
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate%	Date	Value ($)
Abitibi Consolidated, Inc.	JPMorgan	500	4.50	06/20/09	(92)
Brunswick Corp.	Bank of America	(425)	2.08	03/20/13	21
J.C. Penney Corp., Inc.	Deutsche	(425)	2.30	03/20/13	(5)

					(76)

At June 30, 2008, liquid assets totaling $10,283, in thousands, have been designated as collateral for open swap agreements.
Open Futures Contracts at June 30,2008:

					Unrealized
		Notional	Expiration		Appreciation
Description	Type	Amount ($)	Month	Contracts	(Depreciation) ($)
U.S. 2YR Note	Long	10,983	09/08	52	24
U.S. 20YR Bond	Short	2,081	09/08	18	(38)

					(14)

See Notes to Schedules of Portfolio Investments.

At June 30, 2008 the Fund’s foreign currency contracts were as follows:

					Unrealized
		Contract Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)
Short:
Australian Dollar	8/11/08	247	229	235	(6)
Australian Dollar	8/15/08	248	235	236	(1)
Australian Dollar	8/27/08	95	91	91	0
Australian Dollar	8/27/08	144	136	137	(1)
Australian Dollar	8/27/08	95	90	91	(1)
Brazilian Real	7/17/08	772	457	480	(23)
Brazilian Real	7/31/08	145	90	90	0
Brazilian Real	8/1/08	114	70	70	(0)
Brazilian Real	8/1/08	106	65	65	(0)
Brazilian Real	8/1/08	10,366	6,385	6,425	(40)
Brazilian Real	8/1/08	9,755	6,005	6,046	(41)
Brazilian Real	8/8/08	781	461	483	(22)
British Pound	7/22/08	3,810	7,566	7,576	(10)
British Pound	9/26/08	69	135	137	(2)
British Pound	9/26/08	2,551	4,990	5,047	(57)
British Pound	9/26/08	23	45	45	(0)
Canadian Dollar	7/21/08	7,660	7,576	7,511	65
Chilean Peso	7/18/08	103,050	225	196	29
Chilean Peso	9/5/08	87,458	180	166	14
Chinese Yuan	7/21/08	4,048	562	592	(30)
Chinese Yuan	7/21/08	16,105	2,234	2,355	(121)
Euro	7/29/08	293	455	461	(6)
Euro	8/6/08	4,242	6,495	6,667	(172)
Euro	8/11/08	150	230	236	(6)
Euro	8/18/08	150	231	236	(5)
Euro	8/20/08	91	140	143	(3)
Euro	9/15/08	58	90	91	(1)
Israeli Shekel	9/18/08	305	90	91	(1)
Israeli Shekel	9/29/08	305	90	91	(1)
Japanese Yen	7/31/08	23,353	225	220	5
Japanese Yen	8/11/08	24,122	230	228	2
Japanese Yen	8/18/08	24,031	230	226	4
Japanese Yen	9/10/08	9,455	90	90	0
Malaysian Ringgit	8/21/08	454	139	139	(0)
Malaysian Ringgit	10/20/08	354	110	109	1
Malaysian Ringgit	10/20/08	354	109	108	1
New Zealand Dollar	7/29/08	294	230	223	7
New Zealand Dollar	8/12/08	302	230	228	2
New Zealand Dollar	8/14/08	119	90	90	0
New Zealand Dollar	8/18/08	307	230	232	(2)
New Zealand Dollar	8/19/08	308	230	233	(3)
New Zealand Dollar	8/19/08	303	230	229	1
Norwegian Krone	9/8/08	468	92	91	1
Norwegian Krone	9/17/08	476	90	93	(3)
Norwegian Krone	9/18/08	469	90	91	(1)
Peruvian Nuevo Sol	7/15/08	1,214	424	410	14
Peruvian Nuevo Sol	7/30/08	251	88	85	3
Peruvian Nuevo Sol	9/16/08	260	90	87	3
Philippine Peso	8/22/08	1,981	45	44	1
Polish Zloty	9/5/08	396	181	184	(3)
Singapore Dollar	8/21/08	192	140	141	(1)
Singapore Dollar	10/21/08	151	111	112	(1)
Singapore Dollar	10/21/08	151	110	111	(1)
Turkish Lira	11/12/08	61	45	47	(2)
Turkish Lira	11/12/08	60	45	46	(1)
Turkish Lira	11/12/08	60	45	46	(1)
Turkish Lira	11/12/08	119	90	92	(2)
Turkish Lira	12/19/08	59	45	45	(0)
Turkish Lira	12/19/08	119	90	90	(0)
Turkish Lira	12/19/08	59	45	45	0
Turkish Lira	12/26/08	1,080	825	820	5

Total Short Contracts			$50,712	$51,125	$(413)

					Unrealized
		Contract Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)
Long:
Australian Dollar	8/11/08	247	230	235	5
Australian Dollar	8/15/08	248	230	236	6
Australian Dollar	8/27/08	48	45	45	0
Australian Dollar	8/27/08	47	45	45	0
Australian Dollar	8/27/08	48	45	45	0
Australian Dollar	8/27/08	95	90	91	1
Australian Dollar	8/27/08	48	45	46	1
Australian Dollar	8/27/08	49	45	46	1
Brazilian Real	7/17/08	772	450	480	30
Brazilian Real	7/31/08	145	90	90	0
Brazilian Real	8/8/08	781	460	483	23
Canadian Dollar	7/21/08	7,660	7,550	7,512	(38)
Chilean Peso	7/18/08	103,050	225	196	(29)
Chilean Peso	9/5/08	43,695	90	83	(7)
Chilean Peso	9/5/08	43,763	90	83	(7)
Chinese Yuan	7/21/08	6,072	840	888	48
Chinese Yuan	7/21/08	4,048	560	592	32
Chinese Yuan	7/21/08	10,032	1,400	1,467	67
Euro	7/29/08	293	453	461	8
Euro	8/6/08	4,242	6,559	6,667	108
Euro	8/11/08	150	231	236	5
Euro	8/18/08	150	236	236	(0)
Euro	8/20/08	91	143	143	0
Euro	9/15/08	58	90	91	1
Israeli Shekel	9/18/08	305	90	91	1
Israeli Shekel	9/29/08	305	90	91	1
Japanese Yen	7/31/08	23,353	224	220	(4)
Japanese Yen	8/11/08	24,122	234	228	(6)
Japanese Yen	8/18/08	24,031	230	227	(3)
Japanese Yen	9/10/08	9,455	90	89	(1)
Japanese Yen	9/10/08	676,097	6,455	6,394	(61)
Japanese Yen	9/10/08	338,033	3,137	3,197	60
Malaysian Ringgit	8/21/08	454	140	139	(1)
Malaysian Ringgit	10/20/08	707	225	217	(8)
New Zealand Dollar	7/29/08	294	230	223	(7)
New Zealand Dollar	8/12/08	302	230	229	(1)
New Zealand Dollar	8/14/08	119	89	90	1
New Zealand Dollar	8/18/08	307	230	232	2
New Zealand Dollar	8/19/08	611	474	462	(12)
Norwegian Krone	9/8/08	468	90	91	1
Norwegian Krone	9/17/08	476	90	93	3
Norwegian Krone	9/18/08	469	90	91	1
Peruvian Nuevo Sol	7/15/08	609	225	206	(19)
Peruvian Nuevo Sol	7/15/08	605	225	204	(21)
Peruvian Nuevo Sol	7/30/08	251	90	85	(5)
Peruvian Nuevo Sol	9/16/08	260	90	88	(2)
Philippine Peso	8/22/08	1,981	44	44	(0)
Polish Zloty	9/5/08	198	90	92	2
Polish Zloty	9/5/08	198	90	93	3
Singapore Dollar	8/21/08	192	140	141	1
Singapore Dollar	10/21/08	302	225	223	(2)
Turkish Lira	11/12/08	121	92	94	2
Turkish Lira	11/12/08	179	134	138	4

Total Long Contracts			$34,125	$34,309	$184

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (3.5%)
Automobile ABS (1.3%)
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.014%, 04/15/12	1,985	2,015
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A4, 5.210%, 03/17/14	909	913
Nissan Auto Receivables Owner Trust, Ser 2008-A, Cl A4, 4.280%, 06/16/14	2,687	2,643
USAA Auto Owner Trust, Ser 2008-1, Cl A3, 4.160%, 04/16/12	2,213	2,222

		7,793

Collateralized Loan Obligations ABS (0.5%)
Commercial Industrial Finance Corp., Ser 2006-1BA, Cl B2L, 6.801%, 12/22/20 (a)(b)	1,560	802
Marathon CLO Ltd., Ser 2005-2A, Cl D, 7.503%, 12/20/19 (a)(b)	840	538
Muir Grove CLO Ltd., Ser 2007-1A, Cl B, 4.920%, 03/25/20 (a)(b)	2,300	1,882

		3,222

Home Equity ABS (0.2%)
Chase Funding Mortgage Loan Asset-Backed, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	207	194
Citifinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33 (a)	1,128	994
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A, 6.765%, 04/15/31 (a)	3	2

		1,190

Utility ABS (1.5%)
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	2,809	2,859
CNH Equipment Trust, Ser 2008-A, Cl A4A, 4.930%, 08/15/14 (a)	1,351	1,334

	Shares or
	Principal
	Amount ($)	Value ($)
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	3,337	3,627
TXU Electric Delivery Transition Bond Co., Ser 2004-1, Cl A3, 5.290%, 05/15/18	1,007	997

		8,817

Total Asset-Backed Securities		21,022

Collateralized Mortgage Obligations (14.6%)
Banc of America Commercial Mortgage, Inc., Ser 2004-4, Cl A3, 4.128%, 07/10/42	2,625	2,610
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl A4, 5.352%, 09/10/47 (a)	3,500	3,364
Banc of America Mortgage Securities, Ser 2003-5, Cl 2A1, 5.000%, 07/25/18	1,746	1,687
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	4,516	4,634
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2005-PW10, Cl A4, 5.405%, 12/11/40 (a)	4,253	4,124
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,601	1,658
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.225%, 07/15/44 (a)	1,910	1,842
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A, 5.116%, 06/10/44 (a)	2,911	2,780
Countrywide Alternative Loan Trust, Ser 2006-HY12, Cl A5, 6.171%, 08/25/36 (a)	3,658	2,618
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	1,357	1,281
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.505%, 02/15/34 (a)	1,245	1,276
Fannie Mae, Ser 2005-20, Cl PC, 5.000%, 07/25/24	1,358	1,368
Fannie Mae, Ser 2007-77, Cl TD, 5.500%, 01/25/36	338	331
Fannie Mae, Ser 2007-79, Cl TD, 5.000%, 01/25/34	1,865	1,770
Freddie Mac, Ser 2927, Cl OL, 5.000%, 09/15/24	2,252	2,270
Freddie Mac, Ser 2966, Cl NW, 5.069%, 08/15/25	1,673	1,691
Freddie Mac, Ser 3134, Cl PA, 5.000%, 09/15/18	1,085	1,095
Freddie Mac, Ser 3347, Cl AK, 5.000%, 07/15/37	4,592	4,578
Freddie Mac, Ser 3349, Cl HE, 5.500%, 07/15/36	3,500	3,478
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.819%, 01/10/38 (a)	930	916
Ginnie Mae, Ser 2007-27, Cl NV, 5.500%, 04/20/36	2,130	2,116
Ginnie Mae, Ser 2007-41, Cl PB, 5.500%, 09/20/36	2,337	2,319
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	1,664	1,705
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Cl A4, 4.918%, 10/15/42 (a)	1,207	1,139
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP5, Cl A4, 5.345%, 12/15/44 (a)	3,368	3,244
JPMorgan Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	2,933	3,021
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.510%, 12/15/26	1,920	1,971

	Shares or
	Principal
	Amount ($)	Value ($)
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.197%, 11/15/30 (a)	2,558	2,458
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	2,848	2,926
PHH Alternative Mortgage Trust, Ser 2007-2, Cl 3A1, 6.000%, 05/25/37	3,666	3,173
Residential Accredit Loans, Inc., Ser 2002-QS18, Cl A1, 5.500%, 12/25/17	5,842	5,705
Sequoia Mortgage Trust, Ser 2007-4, Cl 2A1, 5.622%, 11/20/17 (a)	3,636	3,438
Specialty Underwriting & Residential Finance, Ser 2004-AA1, Cl 1A1, 5.000%, 10/25/34	519	502
TBW Mortgage Backed Pass Through Certificates, Ser 2007-2, Cl A6A, 6.015%, 06/25/37 (a)	1,550	1,239
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4, 5.384%, 10/15/44 (a)	4,392	4,252
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.000%, 06/25/18 (a)	1,407	1,360
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	2,398	2,263

Total Collateralized Mortgage Obligations		88,202

Corporate Bonds (24.9%)
Aerospace/Defense (0.6%)
Boeing Co. (The), 5.125%, 02/15/13	1,275	1,301
Lockheed Martin Corp., 4.121%, 03/14/13	996	967
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
United Technologies Corp., 4.875%, 05/01/15	1,496	1,487

		3,755

Auto Manufacturers (0.2%)
DaimlerChrysler NA Holding Corp., 8.500%, 01/18/31	1,143	1,322

Banks (1.5%)
Bank of America Corp., 7.400%, 01/15/11	3,244	3,383
Bank of America Corp., 5.375%, 09/11/12	1,300	1,303
Bank of New York Mellon, Ser G, 4.950%, 11/01/12	1,562	1,558
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13	697	679
Wells Fargo & Co., 4.375%, 01/31/13	2,265	2,193

		9,116

Beverages (1.7%)
Coca-Cola Co., 5.350%, 11/15/17	1,986	2,002
Diageo Capital PLC, 5.200%, 01/30/13	803	804
Dr Pepper Snapple Group, Inc., 6.820%, 05/01/18(c)	2,648	2,659
PepsiCo, Inc., 5.000%, 06/01/18	3,180	3,102
SABMiller PLC, 6.200%, 07/01/11(c)	1,859	1,907

		10,474

Building Materials (0.3%)
Lafarge SA, 6.150%, 07/15/11	913	918
Martin Marietta Materials, Inc., 6.250%, 05/01/37	800	680

		1,598

Chemicals (0.2%)
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,233	1,150

Commercial Services (1.2%)
Caterpillar Financial Services Corp., Ser F, 5.850%, 09/01/17	622	637
ERAC USA Finance Co., 5.800%, 10/15/12(c)	1,281	1,211
ERAC USA Finance Co., 5.600%, 05/01/15(c)	1,017	930

	Shares or
	Principal
	Amount ($)	Value ($)
International Paper Co., 7.950%, 06/15/18	1,036	1,030
Veolia Environnement, 6.000%, 06/01/18	1,378	1,375
Xerox Corp., 5.500%, 05/15/12	818	808
Xerox Corp., 6.350%, 05/15/18	1,214	1,198

		7,189

Computers (0.3%)
Hewlett-Packard Co., 4.500%, 03/01/13	691	684
IBM Corp., 5.700%, 09/14/17	787	799
IBM Corp., 5.875%, 11/29/32	315	305

		1,788

Consumer Staples (0.4%)
Kellogg Co., 4.250%, 03/06/13	1,041	1,011
Kraft Foods, Inc., 6.125%, 08/23/18	1,257	1,218

		2,229

Diversified Financial Services (4.2%)
ABX Financing Co., 6.350%, 10/15/36(c)	875	827
AEP Texas Central Transition Funding, Ser A-3, 5.090%, 07/01/15	1,710	1,696
American Express Co., 6.150%, 08/28/17	1,200	1,172
Citigroup, Inc., 5.125%, 05/05/14	532	508
Citigroup, Inc., 6.000%, 08/15/17	309	295
Citigroup, Inc., 5.850%, 12/11/34	337	284
Citigroup, Inc., 6.875%, 03/05/38	198	191
Credit Suisse (USA), Inc., 6.125%, 11/15/11	1,037	1,065
Credit Suisse (USA), Inc., 6.500%, 01/15/12	668	693
Fund American Cos., Inc., 5.875%, 05/15/13	2,090	2,022
General Electric Capital Corp., Ser A, 5.450%, 01/15/13	1,158	1,182
HSBC Holdings PLC, 7.625%, 05/17/32	649	670
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	730	637
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,289	1,256
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	400	350
Janus Capital Group, Inc., 5.875%, 09/15/11	692	681
Jefferies Group, Inc., 6.450%, 06/08/27	314	245
Lazard Group LLC, 7.125%, 05/15/15	2,084	1,948
Merrill Lynch & Co., Inc., MTN, 6.150%, 04/25/13	1,273	1,234
Merrill Lynch & Co., Inc., Ser C, MTN, 6.050%, 08/15/12	910	890
Morgan Stanley, 5.300%, 03/01/13	2,670	2,574
Northern Trust Co., 5.200%, 11/09/12	1,818	1,841
NYSE Euronext, 4.800%, 06/28/13	1,622	1,600
TIAA Global Markets, 5.125%, 10/10/12(c)	1,572	1,600

		25,461

Electric (2.5%)
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	3,000	2,925
E.ON International Finance B.V., 5.800%, 04/30/18(c)	3,128	3,069
Enel Finance International, 6.800%, 09/15/37(c)	1,413	1,425
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,381	1,345
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,223	1,174
Nevada Power Co., Ser L, 5.875%, 01/15/15	410	409
Nevada Power Co., Ser R, 6.750%, 07/01/37	875	855
Oncor Electric Delivery Co., 7.000%, 05/01/32	763	730
Pacific Gas & Electric Co., 6.050%, 03/01/34	1,411	1,361
Public Service Colorado, Ser 17, 6.250%, 09/01/37	776	788

	Shares or
	Principal
	Amount ($)	Value ($)
Wisconsin Power & Light Co., 6.375%, 08/15/37	794	793

		14,874

Insurance (0.3%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13(c)	1,573	1,568

Machinery Diversified (0.0%)
Caterpillar, Inc., 6.050%, 08/15/36	230	228

Materials (0.6%)
ArcelorMittal, 6.125%, 06/01/18(c)	1,654	1,616
Nucor Corp., 5.850%, 06/01/18	280	283
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	926	931
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	960	972

		3,802

Media (0.8%)
News America Holdings, Inc., 6.200%, 12/15/34	725	669
Thomson Reuters Corp., 5.950%, 07/15/13	338	339
Time Warner Cable, Inc., 5.850%, 05/01/17	3,223	3,061
Time Warner, Inc., 6.500%, 11/15/36	766	682
Viacom, Inc., 6.125%, 10/05/17	323	310

		5,061

Miscellaneous Manufacturer (1.6%)
Clorox Co., 5.450%, 10/15/12	599	602
General Electric Co., 5.000%, 02/01/13	3,361	3,385
General Electric Co., 5.250%, 12/06/17	950	913
Kimberly-Clark Corp., 6.125%, 08/01/17	2,135	2,217
Siemens Financierings NV, 6.125%, 08/17/26(c)	889	853
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Wesfarmers Ltd., 6.998%, 04/10/13(c)	1,634	1,688

		9,658

Oil & Gas (1.3%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	834	816
Apache Corp., 6.000%, 01/15/37	734	720
Cameron International Corp., 6.375%, 07/15/18	515	518
ConocoPhillips, 5.900%, 10/15/32	546	540
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35 (d)	889	755
Praxair, Inc., 4.625%, 03/30/15	2,003	1,923
Transocean, Inc., 6.000%, 03/15/18	512	513
Transocean, Inc., 6.800%, 03/15/38	1,169	1,196
Weatherford International, Inc., 6.500%, 08/01/36	880	861

		7,842

Pharmaceuticals (2.2%)
Abbott Laboratories, 5.600%, 11/30/17	2,527	2,549
AstraZeneca PLC, 6.450%, 09/15/37	2,413	2,456
Covidien International Finance SA, 6.000%, 10/15/17 (c)	1,496	1,514
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,926	1,919
Johnson & Johnson, 5.550%, 08/15/17	2,164	2,253
Merck & Co., Inc., 5.125%, 11/15/11	880	906
Schering-Plough Corp., 6.550%, 09/15/37	1,126	1,100
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	635	608

		13,305

Pipelines (1.4%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,468	1,572
Colonial Pipeline Co., 6.375%, 08/01/37 (c)	1,785	1,771

	Shares or
	Principal
	Amount ($)	Value ($)
El Paso Natural Gas, 5.950%, 04/15/17	503	485
Energy Transfer Partners, 7.500%, 07/01/38	1,521	1,565
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (c)	1,107	1,121
Southern Natural Gas Co., 5.900%, 04/01/17 (c)	419	400
Trans-Canada Pipelines, 6.200%, 10/15/37	1,542	1,413
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18 (c)	393	382

		8,709

Retail (1.2%)
J.C. Penney Corp., Inc., 5.750%, 02/15/18	254	227
Tesco PLC, 5.500%, 11/15/17 (c)	1,847	1,797
Wal-Mart Stores, Inc., 5.250%, 09/01/35	452	393
Wal-Mart Stores, Inc., 6.500%, 08/15/37	4,536	4,668

		7,085

Software (0.4%)
Intuit, Inc., 5.750%, 03/15/17	334	314
Oracle Corp., 5.750%, 04/15/18	1,853	1,851

		2,165

Telecommunication Services (2.0%)
AT&T, Inc., 4.950%, 01/15/13	1,481	1,476
AT&T, Inc., 5.100%, 09/15/14	1,567	1,536
AT&T, Inc., 6.450%, 06/15/34	781	754
Cisco Systems, Inc., 5.500%, 02/22/16	1,797	1,813
Comcast Corp., 6.450%, 03/15/37	776	722
Rogers Wireless, Inc., 7.500%, 03/15/15	850	899
Verizon Communications, Inc., 5.250%, 04/15/13	1,075	1,069
Verizon Communications, Inc., 5.550%, 02/15/16	1,356	1,321
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Vodafone Group PLC, 5.500%, 06/15/11	2,333	2,356

		11,946

Total Corporate Bonds		150,325

Municipal Bonds (3.5%)
California (0.2%)
California State Department Water Resource Power Supply, Ser A, RB, 5.500%, 05/01/16, Prerefunded 05/01/12 @ 101, AMBAC	900	984

Domestic (0.3%)
Lincoln Nebraska Electricity System, RB, 5.250%, 09/01/17, Prerefunded 09/01/11 @ 100	1,840	1,960

Illinois (0.2%)
Chicago Illinois Board of Education, Ser C, GO, 5.000%, 12/01/31, Prerefunded 12/01/11 @ 100, FSA	1,140	1,209

Indiana (0.5%)
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Ser A, RB, 5.250%, 07/01/33, Prerefunded 07/01/12 @ 100, MBIA	3,115	3,344

New York (0.4%)
Metropolitan Transportation Authority, Ser B, RB, 5.250%, 11/15/32, Prerefunded 11/15/13 @ 100	2,235	2,439

Ohio (0.4%)
Cincinnati Ohio City School District, Classroom Facilities Construction & Improvement, GO, 5.000%, 12/01/31, Prerefunded 12/01/13 @ 100, FSA	2,135	2,289

	Shares or
	Principal
	Amount ($)	Value ($)
Pennsylvania (0.2%)
Pennsylvania State Turnpike Commission, Registration Fee, RB, 5.125%, 07/15/23, Prerefunded 07/15/11 @ 101, AMBAC	965	1,029

Texas (0.9%)
San Antonio Independent School District Building, Ser A, GO, 5.000%, 08/15/31, Prerefunded 08/15/11 @ 100, PSF-GTD	2,790	2,950
University of Texas Permanent University Fund, Ser B, RB, 4.750%, 07/01/30, Prerefunded 07/01/14 @ 100	2,140	2,281

		5,231

Washington (0.4%)
Clark County Washington School District No. 37, Vancouver, Ser B, GO, 5.750%, 12/01/15, Prerefunded 12/01/11 @ 100, SBG	1,180	1,280
Tacoma Washington Electric Systems, Ser A, RB, 5.750%, 01/01/18, Prerefunded 01/01/11 @ 101, FSA	1,055	1,136

		2,416

Total Municipal Bonds		20,901

U.S. Government Agency Mortgages (36.1%)
Fannie Mae (28.1%)
5.500%, 07/01/19	56	56
5.500%, 09/01/19	2,339	2,373
5.500%, 12/01/19	129	130
4.500%, 12/01/20	8,980	8,686
5.000%, 01/01/22	8,532	8,458
5.000%, 04/01/23	16,885	16,718
5.000%, 07/04/28	38,291	36,701
6.500%, 07/01/32	263	273
5.500%, 01/01/33	12,230	12,069
5.500%, 06/01/33	1,926	1,900
5.000%, 07/01/33	5,861	5,654
5.500%, 07/01/33	326	322
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
4.500%, 09/01/33	2,766	2,565
5.500%, 10/01/33	3,764	3,715
5.000%, 11/01/33	2,452	2,352
4.500%, 03/01/34	7,633	7,079
5.500%, 09/01/34	12,915	12,782

	Shares or
	Principal
	Amount ($)	Value ($)
6.000%, 10/01/35	2,601	2,627
6.000%, 12/01/35	577	582
5.398%, 04/01/36	1,934	1,943
5.397%, 06/25/36	2,439	2,486
6.500%, 07/13/36	10,586	10,897
5.615%, 12/01/36 (a)	5,150	5,229
5.439%, 01/01/37	4,643	4,692
5.604%, 01/01/37 (a)	3,836	3,890
6.000%, 07/12/37	15,998	16,138

		170,317

Freddie Mac (8.0%)
5.500%, 12/01/18	82	83
4.500%, 06/01/19	560	547
4.500%, 07/01/19	7,578	7,389
4.500%, 02/01/20	917	896
5.500%, 07/01/22	2,710	2,728
5.500%, 11/01/22	3,516	3,540
5.500%, 07/15/27	1,551	1,580
5.500%, 11/15/28	2,612	2,667
5.500%, 05/15/29	2,629	2,686
5.500%, 01/15/30	4,091	4,183
6.000%, 07/01/34	1,815	1,840
6.000%, 11/01/36	8,698	8,785
5.000%, 12/01/37	7,373	7,071
6.500%, 02/01/38	3,690	3,807

		47,802

Total U.S. Government Agency Mortgages		218,119

U.S. Treasury Obligations (16.6%)
U.S. Treasury Bonds (0.8%)
4.750%, 02/15/37	846	874
5.000%, 05/15/37 (d)	3,991	4,289

		5,163

U.S. Treasury Notes (15.8%)
3.125%, 10/15/08	2,000	2,008
4.375%, 12/15/10	2,742	2,847
4.875%, 04/30/11	47,467	50,038
3.625%, 12/31/12	32,555	33,051
2.750%, 02/28/13 (d)	5,513	5,382
2.500%, 03/31/13	1,715	1,654

	Shares or
	Principal
	Amount ($)	Value ($)
		94,980

Total U.S. Treasury Obligations		100,143

Short-Term Investment (1.8%)
Credit Suisse Enhanced Liquidity Fund (e)	11,119,925	11,120

Total Short-Term Investment		11,120

Money Market Fund (7.8%)
RidgeWorth Institutional Cash Management Money Market Fund (f)	46,804,043	46,804

Total Money Market Fund		46,804

Total Investments (Cost $662,023)(g) — 108.8%		656,636
Liabilities in excess of other assets — (8.8)%		(53,069)

Net Assets — 100.0%		$603,567

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of June 30, 2008 are identified below (in thousands):

Issue Description	Acquisition Date	Cost ($)	Par ($)	Value ($)	Percentage of Net Assets (%)
Commercial Industrial Finance Corp.	07/20/07	1,111	1,560	802	0.13
Marathon CLO Ltd.	07/19/07	672	840	538	0.09
Muir Grove CLO Ltd.	09/25/07	2,292	2,300	1,883	0.31

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.5% of net assets as of June 30, 2008.

(d)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $10,815.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

FSA	Security insured by Financial Security Assurance

GO	General Obligation

MBIA	Security insured by Municipal Bond Insurance Association

MTN	Medium Term Note

PSF-GTD	Security insured by Permanent School Fund Guarantee Program

SBG	School Board Guaranty
See Notes to Schedules of Portfolio Investments.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate%	Date	Value($)
Aetna, Inc.	Merrill Lynch	(460)	1.43	06/20/13	(15)
Allstate Corp.	Barclays Bank PLC	(680)	0.75	03/20/13	3
Brunswick Corp.	Merrill Lynch	(560)	1.15	03/20/17	69
Capital One Financial Corp.	Citibank N.A.	(680)	1.65	06/20/13	43
Carnival Corp.	JPMorgan	(565)	0.70	09/20/17	32
Centex Corp.	Credit Suisse First Boston	(560)	2.65	09/20/17	43
North America High Yield CDX Indices; Series 10	Merrill Lynch	(7,755)	5.00	06/20/13	475
North America High Yield CDX Indices; Series 10	Merrill Lynch	(7,755)	5.00	06/20/13	475
North America High Yield CDX Indices; Series 10	Merrill Lynch	(15,510)	5.00	06/20/13	949
Gannett Co., Inc.	Citibank N.A.	(560)	0.81	06/20/17	62
Goldman Sachs Group, Inc.	Barclays Bank PLC	(680)	1.28	06/20/13	2
Goldman Sachs Group, Inc.	Credit Suisse First Boston	(420)	1.15	06/20/13	4
Istar Financial, Inc.	Citibank N.A.	(560)	0.70	03/20/17	144
Lehman Brothers Holding, Inc.	Barclays Bank PLC	(680)	2.25	06/20/13	16
Masco Corp.	Merrill Lynch	(660)	2.20	06/20/13	(14)
Norfolk Southern Corp.	JPMorgan	(460)	0.73	06/20/13	(1)
Toll Brothers, Inc.	Merrill Lynch	(660)	2.65	06/20/13	(7)
UBS AG	Morgan Stanley	(460)	1.80	06/20/13	(13)
Valero Energy Corp.	Morgan Stanley	(460)	1.29	06/20/13	2
Wachovia Corp.	Barclays Bank PLC	(680)	1.20	06/20/13	25

					2,294

At June 30, 2008, liquid assets totaling $248,140, in thousands, have been designated as collateral for open swap agreements.

At June 30, 2008, the fund’s foreign currency contracts were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value ($)	(Depreciation)($)
Short:
Australian Dollar	8/11/08	676	629	644	(15)
Australian Dollar	8/15/08	678	643	645	(2)
Australian Dollar	8/27/08	264	252	252	(0)
Australian Dollar	8/27/08	401	379	381	(2)
Australian Dollar	8/27/08	265	250	252	(2)
Brazilian Real	7/17/08	2,162	1,281	1,345	(64)
Brazilian Real	8/8/08	2,130	1,258	1,318	(60)
Brazilian Real	7/31/08	387	240	240	0
Brazilian Real	8/1/08	15,116	9,311	9,369	(58)
Brazilian Real	8/1/08	14,229	8,759	8,819	(60)
British Pound	7/22/08	4,057	8,057	8,067	(10)
British Pound	9/26/08	187	365	369	(4)
British Pound	9/26/08	3,666	7,170	7,252	(82)
British Pound	9/26/08	61	120	120	(0)
Canadian Dollar	7/21/08	8,137	8,049	7,980	69
Chilean Peso	7/18/08	286,250	626	546	80
Chilean Peso	9/5/08	238,079	491	452	39
Chinese Yuan	7/21/08	9,289	1,289	1,358	(69)
Chinese Yuan	7/21/08	13,916	1,930	2,035	(105)
Euro	7/29/08	805	1,250	1,266	(16)
Euro	8/6/08	5,121	7,840	8,047	(207)
Euro	8/11/08	412	630	647	(17)
Euro	8/18/08	409	629	642	(13)
Euro	8/20/08	247	380	388	(8)
Euro	9/15/08	162	250	253	(3)
Israeli Shekel	9/18/08	831	244	248	(4)
Israeli Shekel	9/29/08	830	245	247	(2)
Japanese Yen	7/31/08	64,869	625	612	13
Japanese Yen	8/11/08	66,074	630	624	6
Japanese Yen	8/18/08	65,824	631	621	10
Japanese Yen	9/10/08	25,737	244	243	1
Malaysian Ringgit	10/20/08	990	308	304	4
Malaysian Ringgit	10/20/08	990	305	303	2
Malaysian Ringgit	8/21/08	1,233	376	377	(1)
New Zealand Dollar	7/29/08	798	625	605	20
New Zealand Dollar	8/12/08	827	630	626	4
New Zealand Dollar	8/14/08	329	250	249	1
New Zealand Dollar	8/18/08	841	630	635	(5)
New Zealand Dollar	8/19/08	845	630	638	(8)
New Zealand Dollar	8/19/08	829	630	626	4
Norwegian Krone	9/8/08	1,274	251	249	2
Norwegian Krone	9/17/08	1,297	245	253	(8)
Norwegian Krone	9/18/08	1,278	246	249	(3)
Peruvian Nuevo Sol	7/15/08	3,385	1,184	1,144	40
Peruvian Nuevo Sol	7/30/08	698	245	236	9
Peruvian Nuevo Sol	9/16/08	707	246	239	7
Phillipine Peso	8/22/08	5,504	125	122	3
Polish Zloty	9/5/08	1,078	494	503	(9)
Singapore Dollar	10/21/08	420	308	310	(2)
Singapore Dollar	10/21/08	420	306	310	(4)
Singapore Dollar	8/21/08	520	380	383	(3)
Turkish Lira	11/12/08	170	125	132	(7)
Turkish Lira	11/12/08	167	125	129	(4)
Turkish Lira	11/12/08	167	125	129	(4)
Turkish Lira	11/12/08	323	245	250	(5)
Turkish Lira	12/19/08	165	125	126	(1)
Turkish Lira	12/19/08	316	240	241	(1)
Turkish Lira	12/26/08	1,591	1,215	1,207	8
Turkish Lira	12/19/08	157	120	119	1

Total Short Contracts			$75,431	$75,976	$(545)

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Market	Appreciation
Currency	Date	Currency	in USD($)	Value ($)	(Depreciation)($)
Long:
Australian Dollar	8/11/08	676	630	644	14
Australian Dollar	8/15/08	678	230	645	415
Australian Dollar	8/27/08	132	125	126	1
Australian Dollar	8/27/08	132	125	126	1
Australian Dollar	8/27/08	265	250	252	2
Australian Dollar	8/27/08	132	125	125	0
Australian Dollar	8/27/08	133	125	127	2
Australian Dollar	8/27/08	135	125	128	3
Brazilian Real	7/17/08	2,162	1,260	1,345	85
Brazilian Real	8/8/08	2,130	1,255	1,318	63
Brazilian Real	7/31/08	387	240	240	0
Canadian Dollar	7/21/08	8,137	8,020	7,980	(40)
Chilean Peso	7/18/08	286,250	625	545	(80)
Chilean Peso	9/5/08	118,948	245	226	(19)
Chilean Peso	9/5/08	119,131	245	226	(19)
Chinese Yuan	7/21/08	9,289	1,285	1,359	74
Chinese Yuan	7/21/08	13,916	1,925	2,035	110
Euro	7/29/08	805	1,244	1,266	22
Euro	8/6/08	5,121	7,917	8,046	129
Euro	8/11/08	412	633	646	13
Euro	8/18/08	409	642	642	(0)
Euro	8/20/08	247	387	387	(0)
Euro	9/15/08	162	250	254	4
Israeli Shekel	9/18/08	831	244	248	4
Israeli Shekel	9/29/08	830	245	247	2
Japanese Yen	7/31/08	64,869	622	612	(10)
Japanese Yen	8/11/08	66,074	640	624	(16)
Japanese Yen	8/18/08	65,824	630	622	(8)
Japanese Yen	9/10/08	25,737	245	243	(2)
Japanese Yen	9/10/08	805,974	7,695	7,621	(74)
Japanese Yen	9/10/08	405,554	3,763	3,835	72
Malaysian Ringgit	10/20/08	1,980	630	607	(23)
Malaysian Ringgit	8/21/08	1,233	380	378	(2)
New Zealand Dollar	7/29/08	798	624	605	(19)
New Zealand Dollar	8/12/08	827	630	626	(4)
New Zealand Dollar	8/14/08	329	247	249	2
New Zealand Dollar	8/18/08	841	630	636	6
New Zealand Dollar	8/19/08	1,674	1,298	1,264	(34)
Norwegian Krone	9/8/08	1,274	245	249	4
Norwegian Krone	9/17/08	1,297	245	253	8
Norwegian Krone	9/18/08	1,278	245	249	4
Peruvian Nuevo Sol	7/15/08	1,691	625	570	(55)
Peruvian Nuevo Sol	7/15/08	1,695	630	571	(59)
Peruvian Nuevo Sol	7/30/08	698	250	236	(14)
Peruvian Nuevo Sol	9/16/08	707	245	239	(6)
Phillipine Peso	8/22/08	5,504	123	123	0
Polish Zloty	9/5/08	539	245	252	7
Polish Zloty	9/5/08	539	245	252	7
Singapore Dollar	10/21/08	839	625	620	(5)
Singapore Dollar	8/21/08	520	380	383	3
Turkish Lira	11/12/08	337	255	260	5
Turkish Lira	11/12/08	490	368	379	11

Total Long Contracts			$51,157	$51,741	$584

     Open Futures Contracts at June 30, 2008:

					Unrealized
		Notional	Expiration		Appreciation
Description	Type	Amount ($)	Month	Contracts	(Depreciation) ($)
U.S. 2YR Note	Long	78,145	09/08	370	172
U.S. 20YR Note	Short	(14,796)	09/08	128	(269)

					(97)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations (91.1%)
U.S. Treasury Bonds (11.8%)
8.000%, 11/15/21	11,000	14,920
6.250%, 08/15/23	14,450	17,192
5.000%, 05/15/37(a)	23,375	25,121

		57,233

U.S. Treasury Notes (79.3%)
4.375%, 12/15/10(a)	47,936	49,782
4.500%, 02/28/11(a)	46,319	48,288
4.875%, 04/30/11	71,400	75,266
4.625%, 02/29/12(a)	22,830	24,014
3.625%, 12/31/12	37,000	37,564
2.750%, 02/28/13(a)	39,920	38,972
2.500%, 03/31/13(a)	11,343	10,943
4.250%, 08/15/14(a)	24,000	25,074
5.125%, 05/15/16(a)	39,800	43,395
4.750%, 08/15/17	6,050	6,409
3.500%, 02/15/18(a)	24,365	23,453

		383,160

Total U.S. Treasury Obligations		440,393

Short-Term Investment (47.7%)
Credit Suisse Enhanced Liquidity Fund (b)	230,420,313	230,420

Total Short-Term Investment		230,420

Money Market Fund (8.4%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund (c)	40,811,080	40,811

Total Money Market Fund		40,811

Total Investments (Cost $710,669)(d) — 147.2%		711,624
Liabilities in excess of other assets — (47.2)%		(228,226)

Net Assets — 100.0%		$483,398

(a)	This security or a partial position of the security was on loan as of June 30, 2008. The total value of securities on loan as of June 30, 2008, in thousands, was $224,195.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Government Agencies (11.7%)
Fannie Mae (1.6%)
2.101%, 07/08/08 (a)	1,185	1,185

Federal Home Loan Bank (7.4%)
2.000%, 07/01/08 (a)	5,000	5,000
5.125%, 09/29/10	325	337

		5,337

Freddie Mac (2.7%)
3.375%, 04/15/09	1,500	1,506
5.125%, 11/24/10, Callable 11/24/08 @ 100	250	252
5.250%, 02/24/11, Callable 02/24/09 @ 100	150	152

		1,910

Total U.S. Government Agencies		8,432

U.S. Government Agency Mortgages (91.7%)
Fannie Mae (75.0%)
6.605%, 12/01/08 (b)	942	940
6.350%, 05/01/09	265	267
5.500%, 07/17/19	3,000	3,020
4.500%, 01/25/25	214	215
5.193%, 05/01/32 (b)	158	161
6.226%, 06/01/32 (b)	1,463	1,489
6.300%, 01/01/33 (b)	427	432
6.563%, 01/01/33 (b)	425	429
4.655%, 04/01/33 (b)	1,526	1,548
4.900%, 05/01/33 (b)	270	270
6.494%, 09/01/33 (b)	120	122
4.290%, 10/01/33 (b)	3,070	3,115
4.332%, 10/01/33 (b)	2,246	2,255
6.340%, 10/01/33 (b)	183	186
6.895%, 11/01/33 (b)	1,479	1,499
4.669%, 12/01/33 (b)	662	667
6.382%, 01/01/34 (b)	435	443
4.326%, 03/01/34 (b)	475	480
5.159%, 04/01/34 (b)	731	743
4.804%, 05/01/34 (b)	1,298	1,316
4.765%, 07/01/34 (b)	1,208	1,224
5.505%, 07/01/34 (b)	799	799
5.854%, 07/01/34 (b)	558	560
4.724%, 08/01/34 (b)	1,793	1,814
6.058%, 10/01/34 (b)	571	576
5.984%, 12/01/34 (b)	426	428
6.007%, 12/01/34 (b)	434	436

	Shares or
	Principal
	Amount ($)	Value ($)
6.186%, 12/01/34 (b)	825	835
5.990%, 02/01/35 (b)	396	398
5.423%, 03/01/35 (b)	1,768	1,802
5.535%, 04/01/35 (b)	504	509
4.672%, 05/01/35 (b)	931	942
4.345%, 06/01/35 (b)	1,161	1,164
3.937%, 07/01/35 (b)	1,956	2,002
4.443%, 07/01/35 (b)	2,736	2,764
5.114%, 07/01/35 (b)	503	508
5.779%, 07/01/35 (b)	247	247
4.651%, 08/01/35 (b)	1,507	1,506
5.193%, 08/01/35	758	770
5.207%, 02/01/36 (b)	2,068	2,077
5.351%, 06/01/36 (b)	513	523
5.601%, 07/01/36	1,241	1,247
5.577%, 10/01/37 (b)	7,180	7,185
5.406%, 11/01/37 (b)	2,385	2,409
5.126%, 12/01/40 (b)	1,606	1,628

		53,950

Freddie Mac (15.6%)
5.500%, 05/15/09	308	312
4.000%, 11/15/11	30	30
3.750%, 12/15/11	148	148
4.000%, 05/15/15	681	681
5.000%, 09/15/15	88	89
3.653%, 08/01/33 (b)	458	456
4.277%, 03/01/34 (b)	385	391
4.853%, 04/01/34 (b)	84	85
3.538%, 05/01/34 (b)	1,321	1,321
5.267%, 05/01/34 (b)	378	380
5.960%, 05/01/34 (b)	474	478
5.236%, 07/01/34 (b)	639	652
5.446%, 08/01/34 (b)	813	825
6.067%, 02/01/35 (b)	457	459
6.185%, 02/01/35 (b)	307	309
5.607%, 03/01/35 (b)	1,855	1,859
6.221%, 09/01/36 (b)	840	861
4.887%, 10/01/36 (b)	1,537	1,545
5.511%, 04/01/37 (b)	555	562

		11,443

Ginnie Mae (1.1%)
6.007%, 02/16/24 (b)	35	36
3.701%, 05/16/25	735	726

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		762

Total U.S. Government Agency Mortgages		66,155

Total Investments (Cost $74,470)(c) — 103.4%		74,587
Liabilities in excess of other assets — (3.4)%		(2,484)

Net Assets — 100.0%		$72,103

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(c)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (5.5%)
Automobile ABS (3.6%)
BMW Vehicle Owner Trust, Ser 2006-A, Cl A3, 5.130%, 09/27/10	522	526
Daimler Chrysler Auto Trust, Ser 2006-D, Cl A3, 4.980%, 02/08/11	693	700
Honda Auto Receivables Owner Trust, Ser 2005-6, Cl A3, 4.917%, 10/19/09	167	167
Honda Auto Receivables Owner Trust, Ser 2006-2, Cl A3, 5.300%, 07/21/10	359	362
Nissan Auto Receivables Owner Trust, Ser 2007-A, Cl A2, 5.220%, 09/15/09	183	183
USAA Auto Owner Trust, Ser 2006-4, Cl A3, 5.010%, 06/15/11	400	404
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A2, 3.710%, 04/20/11 (a)	775	777

		3,119

Diversified Financial Services (1.5%)
Bank of America Credit Card Trust, Ser 2007-A7, Cl A7, 2.471%, 08/15/12 (a)	750	743
Bank One Issuance Trust, Ser 2004-A1, Cl A1, 3.450%, 10/17/11 (a)	575	576

		1,319

Home Equity ABS (0.4%)
Residential Funding Mortgage Securities, Ser 2006-HSA1, Cl A1, 2.593%, 11/25/35 (a)	436	364

Total Asset-Backed Securities		4,802

Certificates of Deposit (0.8%)
Diversified Financial Services (0.8%)
Societe Generale N.A., 2.920%, 12/01/08	675	674

Total Certificates of Deposit		674

Collateralized Mortgage Obligations (21.7%)
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.959%, 08/25/35 (a)	329	316
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl 7A21, 2.733%, 10/25/35 (a)	321	238
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	486	484
Banc of America Mortgage Securities, Ser 2003-F, Cl 1A1, 7.137%, 07/25/33 (a)	765	766
Banc of America Mortgage Securities, Ser 2004-1, Cl 3A1, 5.000%, 02/25/19	231	224

	Shares or
	Principal
	Amount ($)	Value ($)
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.687%, 11/25/35 (a)	505	401
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.960%, 03/25/36 (a)	638	486
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	667	668
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	222	214
CS First Boston Mortgage Securities Corp., Ser 1998-C2, Cl A2, 6.300%, 11/15/30 (a)	187	188
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	1,005	1,001
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	1,020	1,014
Deutsche Mortgage Securities, Inc., Ser 2004-5, Cl A2, 4.980%, 07/25/34	250	249
Fannie Mae, Ser 2003-35, Cl KA, 4.000%, 04/25/17	535	528
First Horizon Alternative Mortgage Securities, Ser 2005-AA3, Cl 2A1, 5.178%, 05/25/35 (a)	568	452
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.402%, 09/25/35 (a)	505	423
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 4.357%, 08/25/34 (a)	879	863
Goldman Sachs Mortgage Securities Corp. II, Ser 1998-C1, Cl A3, 6.135%, 10/18/30 (a)	38	38
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	644	643
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	500	496
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	225	225
GSR Mortgage Loan Trust, Ser 2007-AR1, Cl 2A1, 5.997%, 03/25/37 (a)	215	198
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A1, 4.173%, 03/15/46	307	306
LB Commercial Conduit Mortgage Trust, Ser 1998-C4, Cl A1B, 6.210%, 10/15/35	397	397
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A3, 4.071%, 09/15/26	655	645
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	500	495
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
MASTR Adjustable Rate Mortgages Trust, Ser 2007-1, Cl 2A1, 5.964%, 11/25/36 (a)	259	247
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A2, 3.920%, 04/14/40	212	212
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1, 5.195%, 03/12/44	442	442
Nationslink Funding Corp., Ser 1999-2, Cl A2C, 7.229%, 06/20/31	203	203
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 4.038%, 04/25/34	691	668
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 5.182%, 08/25/22 (a)	1,830	1,668
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	790	785
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-S, Cl A5, 3.542%, 09/25/34 (a)	750	742
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	424	419
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.241%, 04/25/36 (a)	773	759
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.238%, 04/25/36 (a)	718	705

Total Collateralized Mortgage Obligations		18,808

Commercial Paper (9.4%)
ABN AMRO North America Financial, Inc., 2.553%, 07/07/08 (b)	1,000	1000
Banco Santander Central Hispano SA, 2.301%, 07/07/08 (b)	1,000	999
Bank of Scotland PLC, 2.506%, 07/10/08 (b)	500	500
BNP Paribas, 2.609%, 08/01/08 (b)	925	923
Calyon NA, Inc., 2.601%, 07/03/08 (b)	1,000	1,000
Lloyds TSB Bank PLC, 2.503%, 07/18/08 (b)	1,025	1,024
Nordea North America, Inc., 2.500%, 07/02/08 (b)	1,000	1,000
San Paolo-IMI US Financial Co., 2.495%, 07/11/08 (b)	925	924
Wells Fargo & Co., 2.523%, 07/15/08 (b)	800	799

Total Commercial Paper		8,169

Corporate Bonds (26.8%)
Aerospace/Defense (0.5%)
Raytheon Co., 4.850%, 01/15/11	175	177

	Shares or
	Principal
	Amount ($)	Value ($)
United Technologies Corp., 4.375%, 05/01/10	250	255

		432

Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11	200	202

Banks (6.2%)
American Express Bank, 2.542%, 04/26/10 (a)	750	738
Bank of America Corp., 2.855%, 08/13/10 (a)	515	508
Bank of America Corp., 7.400%, 01/15/11	400	417
Bank of New York Mellon Corp., Ser G, 2.816%, 06/29/10, MTN (a)	1,000	991
JPMorgan Chase & Co., 6.750%, 02/01/11	325	337
U.S. Bancorp, Ser P, 3.184%, 02/04/10, MTN (a)	825	825
UBS AG Stamford, 2.910%, 07/23/09 (a)	760	751
Wachovia Corp., Ser G, 2.977%, 07/26/10 (a)	850	817

		5,384

Consumer Staples (0.3%)
Kellogg Co., Ser B, 6.600%, 04/01/11	250	263

Diversified Financial Services (11.9%)
Allstate Life Global Funding Trust, 3.246%, 02/26/10, MTN (a)	925	914
Caterpillar Financial Services Corp., 4.150%, 01/15/10, MTN	200	201
Caterpillar Financial Services Corp., 3.208%, 02/08/10, MTN (a)	650	649
Citigroup, Inc., 6.500%, 01/18/11	625	643
Credit Suisse (USA), Inc., 5.250%, 03/02/11	350	354
General Electric Capital Corp., Ser A, 4.125%, 09/01/09, MTN	35	35
General Electric Capital Corp., Ser A, 5.500%, 04/28/11, GMTN	380	392
Goldman Sachs Group, Inc. (The), 6.875%, 01/15/11	605	628
Goldman Sachs Group, Inc. (The), Ser B, 2.901%, 06/28/10 (a)	1,125	1,097
HSBC Finance Corp., 4.125%, 11/16/09	425	422
IBM International Group Capital LLC, 3.253%, 07/29/09 (a)	950	953
International Lease Finance Corp., Ser Q, 5.450%, 03/24/11	200	188
Intesa Funding LLC, 2.708%, 08/04/08 (b)	750	748
JPMorgan Chase & Co., 2.886%, 01/17/11 (a)	865	851
Lehman Brothers Holdings, Inc., 2.998%, 10/22/08 (a)	850	847
Lehman Brothers Holdings, Inc., Ser G, 4.250%, 01/27/10, MTN	300	292
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

Shares or
Principal
Amount ($)	Value ($)

Merrill Lynch & Co., Inc., Ser C, 2.808%, 05/08/09 (a)	650	636
Morgan Stanley, 4.000%, 01/15/10	500	491

		10,341

Industrials (0.6%)
Dover Corp., 6.500%, 02/15/11	225	236
Emerson Electric Co., 7.125%, 08/15/10	275	294

		530

Information Technology (1.3%)
Hewlett-Packard Co., 3.081%, 09/03/09 (a)	1,125	1,121

Insurance (2.3%)
Lincoln National Corp., 2.838%, 04/06/09 (a)	1,000	995
Met Life Global Funding I, 3.554%, 06/25/10(a)(c)	1,000	999

		1,994

Media (0.7%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	160	166
Cox Communications, Inc., 7.750%, 11/01/10	175	184
Time Warner Entertainment Co., 7.250%, 09/01/08	110	111
Time Warner, Inc., 6.750%, 04/15/11	170	174

		635

Miscellaneous Manufacturer (0.3%)
Honeywell International, Inc., 7.500%, 03/01/10	200	213

Oil & Gas (0.2%)
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	195	194

Pipelines (0.3%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	125	132
DCP Midstream LLC, 7.875%, 08/16/10	124	130

		262

Software (0.2%)
Oracle Corp., 5.000%, 01/15/11	195	199

Telecommunication Services (1.2%)
AT&T, Inc., 2.884%, 02/05/10 (a)	675	672

	Shares or
	Principal
	Amount ($)	Value ($)
BellSouth Telecommunications, Inc., 5.875%, 01/15/09	375	379

		1,051

Transportation (0.3%)
Union Pacific Corp., 6.650%, 01/15/11	200	209

Utilities (0.2%)
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	200	202

Total Corporate Bonds		23,232

Master Notes (1.7%)
Banks (1.7%)
Bank of America Corp., 2.600% (a)	1,499	1,500

Total Master Notes		1,500

U.S. Government Agencies (4.5%)
Fannie Mae (0.6%)
3.250%, 02/25/11, Callable 02/25/09 @ 100	550	547

Federal Home Loan Bank (2.6%)
5.250%, 06/12/09	1,250	1,277
3.000%, 06/11/10	1,000	996

		2,273

Freddie Mac (1.3%)
5.125%, 11/24/10, Callable 11/24/08 @ 100	425	428
5.250%, 02/24/11, Callable 02/24/09 @ 100	225	228
5.400%, 02/02/12, Callable 02/02/09 @ 100	450	456

		1,112

Total U.S. Government Agencies		3,932

U.S. Government Agency Mortgages (29.1%)
Fannie Mae (18.8%)
6.653%, 07/01/09	1,095	1,103
4.500%, 01/25/25	428	429
6.337%, 08/25/30	40	40
5.193%, 05/01/32 (a)	139	142
6.300%, 01/01/33 (a)	558	564
6.563%, 01/01/33 (a)	259	262
6.494%, 09/01/33 (a)	275	281
6.340%, 10/01/33 (a)	427	435
6.895%, 11/01/33 (a)	786	797
6.382%, 01/01/34 (a)	1,659	1,691
4.326%, 03/01/34 (a)	535	541
5.159%, 04/01/34 (a)	1,735	1,763
5.854%, 07/01/34 (a)	546	547
6.058%, 10/01/34 (a)	761	768
6.007%, 12/01/34 (a)	516	519
6.186%, 12/01/34 (a)	351	355
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
5.990%, 02/01/35 (a)	546	548
4.672%, 05/01/35 (a)	776	785
3.937%, 07/01/35 (a)	1,173	1,200
5.114%, 07/01/35 (a)	503	508
5.779%, 07/01/35 (a)	442	444
5.351%, 06/01/36 (a)	694	708
5.577%, 10/01/37 (a)	985	986
5.406%, 11/01/37 (a)	981	991

		16,407

Freddie Mac (8.7%)
4.000%, 11/15/11	60	60
3.750%, 12/15/11	348	347
4.375%, 04/15/15	347	346
4.000%, 05/15/15	1,197	1,197
5.000%, 09/15/15	264	266
5.500%, 04/15/26	275	279
3.653%, 08/01/33 (a)	458	456
4.277%, 03/01/34 (a)	697	707
4.853%, 04/01/34 (a)	133	135
5.960%, 05/01/34 (a)	1,376	1,387
6.067%, 02/01/35 (a)	494	497
5.607%, 03/01/35 (a)	842	844
6.221%, 09/01/36 (a)	416	427
5.511%, 04/01/37 (a)	551	557

		7,505

Ginnie Mae (1.6%)
6.007%, 02/16/24 (a)	140	143
3.701%, 05/16/25	1,225	1,210

		1,353

Total U.S. Government Agency Mortgages		25,265

U.S. Treasury Obligations (1.9%)
U.S. Treasury Notes (1.9%) 4.500%, 02/28/11	1,600	1,668

Total U.S. Treasury Obligations		1,668

Money Market Fund (3.4%)
RidgeWorth Institutional Cash Management Money Market Fund (d)	2,962,056	2,962

Total Money Market Fund		2,962

Total Investments (Cost $91,517)(e) — 104.8%		91,012
Liabilities in excess of other assets — (4.8)%		(4,154)

Net Assets — 100.0%		$86,858

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Rate represents the effective yield at purchase.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.2% of net assets as of June 30, 2008.

(d)	Affiliate investment.

(e)	Represents cost for financial reporting purposes.

GMTN	Global Medium Term Note

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (96.3%)
Virginia (96.3%)
Amherst County Service Authority, RB, 6.000%, 12/15/20, Callable 12/15/10 @ 102	500	515
Amherst County Service Authority, RB, 6.000%, 12/15/30, Callable 12/15/10 @ 102	1,750	1,792
Arlington County Industrial Development Authority, Hospital Facilities, RB, 5.500%, 07/01/17, Prerefunded 07/01/11 @ 101	2,225	2,399
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.250%, 01/01/10, Callable 08/18/08 @ 101, FSA	1,000	1,011
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.375%, 01/01/11, Callable 08/18/08 @ 101, FSA	2,785	2,819
Arlington County, GO, 5.000%, 03/15/15	4,950	5,377
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 01/01/16 @ 100, MBIA	2,890	2,993
Bristol Utility System, RB, 5.250%, 07/15/23, Callable 07/15/13 @ 100, MBIA	1,000	1,030
Chesapeake Water & Sewer Project, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,586
Fairfax County Economic Development Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.700%, 10/01/24, Callable 10/01/17 @ 100	750	676

	Shares or
	Principal
	Amount ($)	Value ($)
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Ser A, RB, BAN, 4.000%, 03/01/13, Callable 03/01/11 @ 100	1,725	1,743
Fairfax County, Ser B, GO, 5.000%, 10/01/12	3,250	3,474
Fauquier County, School Bonds, GO, 5.000%, 07/01/19, Callable 07/01/16 @100, MBIA	2,100	2,234
Front Royal & Warren County Development Authority, Ser B, RB, 5.000%, 04/01/23, Callable 04/01/14 @ 100, FSA	2,485	2,551
Greater Richmond Convention Center Authority, Hotel Tax, Center Expansion Project, RB, 6.125%, 06/15/25, Prerefunded 06/15/10 @ 101	1,240	1,332
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, MBIA	2,855	3,007
Hampton Golf Course, RB, 6.000%, 12/01/12	652	675
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060	1,108
Hampton, Ser A, GO, 5.500%, 07/15/18, Callable 07/15/12 @ 101	1,275	1,362
Hampton, Ser A, GO, 5.000%, 04/01/22, Callable 04/01/15 @ 100, FGIC	1,640	1,694
Hanover County Industrial Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, MBIA	6,100	6,883
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 07/20/09 @ 102, GNMA	400	416
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Henrico County Economic Development Authority, Public Facilities Lease, RB, 6.125%, 11/01/17, Callable 11/01/09 @ 102	1,280	1,359
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 5.000%, 06/01/10	690	692
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	1,055
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 100	1,375	1,312
Henrico County Economic Development Authority, Ser A, RB, 5.900%, 07/20/29, Callable 07/20/09 @ 102, GNMA	500	520
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, FSA	1,500	1,613
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, FSA	2,215	2,320
Loudoun County Industrial Development Authority, Loudoun Hospital Center, RB, 6.000%, 06/01/22, Prerefunded 06/01/12 @ 101	1,000	1,106
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, FSA	1,110	1,192

	Shares or
	Principal
	Amount ($)	Value ($)
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser A, RB, 6.000%, 08/01/24, Callable 08/01/14 @ 100	1,750	1,739
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser B, RB, 5.000%, 08/01/28, Callable 08/18/08 @ 100, Putable Option 02/01/09 @ 100	1,100	1,098
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,271
Loudoun County, Ser B, GO, 5.000%, 06/01/14	3,500	3,789
Louisa Industrial Development Authority, Pollution Control, Virginia Electric & Power Co., RB, 5.250%, 12/01/08, Callable 08/14/08 @ 100.50	955	962
Lynchburg Industrial Development Authority Healthcare Facilities, Centra Health, RB, 5.000%, 01/01/09, Callable 08/14/08 @ 101, MBIA	500	504
Lynchburg Industrial Development Authority, Residential Care Facility, Westminster Canterbury, RB, 4.875%, 07/01/21, Callable 07/01/17 @ 100	500	480
Metropolitan Washington DC Airports Authority, Airport System, Ser A, RB, AMT, 5.500%, 10/01/27, Callable 10/01/11 @ 101, MBIA	1,000	998
Montgomery County Industrial Development Authority, RB, 5.500%, 01/15/18, Callable 01/15/12 @ 101, AMBAC	1,865	1,958
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, FSA	2,225	2,340
New River Valley Regional Jail Authority, Regional Jail Facility, RB, 4.000%, 04/01/11, Callable 04/01/10 @ 100	1,750	1,759
Newport News, GO, 5.250%, 07/01/15	3,000	3,298
Orange County Economic Development Authority Lease, RB, 4.750%, 02/01/22, Callable 02/01/17 @ 100, Assured Guaranty	2,000	2,013
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520	4,192
Pittsylvania County, Ser B, GO, 5.625%, 03/01/15, Callable 03/01/11 @ 102, MBIA	1,000	1,068
Portsmouth, Ser A, GO, 5.000%, 04/01/14, MBIA	2,005	2,154
Portsmouth, Ser A, GO, 5.000%, 07/01/15, MBIA	2,285	2,467
Richmond Industrial Development Authority, Government Facilites, RB, 5.000%, 07/15/18, AMBAC	1,795	1,867
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102	1,000	1,023
Richmond, GO, 5.500%, 01/15/12, Callable 01/15/11 @ 101, FSA	2,500	2,656
Richmond, GO, 5.500%, 01/15/15, Callable 01/15/11 @ 101, FSA	1,290	1,365
Richmond, GO, 5.500%, 01/15/18, Callable 01/15/11 @ 101, FSA	3,755	3,948

	Shares or
	Principal
	Amount ($)	Value ($)
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, FSA	1,435	1,498
Riverside Regional Jail Authority, Jail Facility, RB, 4.250%, 07/01/10, Callable 07/01/09 @ 100	2,000	2,026
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/13, Callable 07/01/12 @ 100, MBIA	2,000	2,136
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, MBIA	2,000	2,128
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/16, Callable 07/01/12 @ 100, MBIA	1,000	1,044
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, MBIA	2,000	2,082
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, MBIA	1,000	1,031
Roanoke, Ser B, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500	2,602
Spotsylvania County Water & Sewer, RB, 5.000%, 06/01/26, FSA	3,635	3,732
Stafford County & Staunton Industrial Development Authority, RB, 5.000%, 08/01/23, Callable 08/01/18 @ 100, XLCA	1,025	1,026
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	3,330	3,303
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165	2,235
Suffolk Industrial Development Authority, Retirement Facilities, First Mortgage — Lake Prince Center, RB, 5.150%, 09/01/24, Callable 09/01/16 @ 100	1,750	1,597
Tobacco Settlement Financing Corp., RB, 4.000%, 06/01/13, Prerefunded 06/01/09 @ 100	320	324
Tobacco Settlement Financing Corp., RB, 5.250%, 06/01/19, Callable 06/01/15 @ 100, Prerefunded 06/01/12 @ 100	2,070	2,175
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Callable 06/01/15 @ 100, Prerefunded 06/01/15 @ 100	3,500	3,826
Virginia Beach Development Authority, Ser A, RB, 5.375%, 08/01/16, Callable 08/01/12 @ 100	1,650	1,754
Virginia Beach, Ser B, GO, 5.000%, 05/01/13	2,500	2,683
Virginia Beach, Ser C, GO, 5.000%, 09/15/16	2,825	3,078
Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Callable 02/01/14 @ 100	6,510	6,959
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Callable 01/01/16 @ 100	3,090	3,390

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000	3,228
Virginia College Building Authority, Educational Facilities, Public Higher Educational Financing Program, Ser B, RB, 5.000%, 09/01/13	3,000	3,225
Virginia Commonwealth Transportation Board, North Virginia Transportation District, Ser A, RB, 5.000%, 05/15/14	3,000	3,242
Virginia Commonwealth Transportation Board, Ser A, RB, 5.375%, 05/15/12, Callable 05/15/11 @ 100	1,000	1,056
Virginia Housing Development Authority, Multifamily, Ser E, RB, AMT, 5.350%, 11/01/11, Callable 08/14/08 @ 102	1,250	1,277
Virginia Housing Development Authority, Multifamily, Ser H, RB, AMT, 5.625%, 11/01/18, Callable 11/01/09 @ 100	3,500	3,608
Virginia Housing Development Authority, Multifamily, Ser I, RB, AMT, 4.875%, 11/01/12, Callable 01/01/09 @ 101	1,950	1,975
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095	2,182
Virginia Public Building Authority, Public Facilities, Ser A, RB, 5.000%, 08/01/13	2,500	2,683
Virginia Public School Authority, 1997 Resolution, Ser A, RB, 5.000%, 08/01/11	3,000	3,167
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia Public School Authority, 1997 Resolution, Ser A, RB, 5.000%, 08/01/18, Callable 08/01/13 @ 100	2,000	2,081
Virginia Public School Authority, 1997 Resolution, Ser A, RB, 5.000%, 08/01/24, Callable 08/01/14 @ 100	1,365	1,408
Virginia Public School Authority, Ser B, RB, 5.000%, 08/01/13, Callable 08/01/10 @ 101	2,910	3,040
Virginia Resource Authority, Senior Infrastructure, Ser B, RB, 5.000%, 11/01/26, Callable 11/01/14 @ 100	2,185	2,249
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser B, RB, 5.000%, 11/01/21, Callable 11/01/17 @ 100	1,230	1,294
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/16	2,030	2,203
Virginia Resources Authority, Infrastructure, Ser A, RB, 5.800%, 05/01/30, Prerefunded 05/01/11 @ 101, MBIA	1,500	1,628
Virginia Small Business Financing Authority, Children’s Hospital of Kings, RB, 1.450%, 01/01/36, LOC: Wachovia Bank N.A. (a)	2,100	2,100
Virginia State, Ser A, GO, 5.000%, 06/01/19, Callable 06/01/14 @ 100	3,170	3,325
Western Regional Jail Authority, Jail Facilities, RB, 4.125%, 12/01/09, Callable 12/01/08 @ 100	750	754
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, MBIA	2,255	2,283

	Shares or
	Principal
	Amount ($)	Value ($)
Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, FGIC	2,580	2,726
York County Industrial Development Authority, Pollution Control Project, RB, 5.500%, 07/01/09, Callable 08/18/08 @ 100.50	740	746

Total Municipal Bonds		205,904

Money Market Fund (2.0%)
Federated Virginia Municipal Cash Trust, Institutional Class	4,343,274	4,343

Total Money Market Fund		4,343

Total Investments (Cost $207,595)(b) — 98.3%		210,247
Other assets in excess of liabilities — 1.7%		3,623

Net Assets — 100.0%		$213,870

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Represents cost for financial reporting purposes.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

BAN	Bond Anticipation Note

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security insured by Financial Security Assurance

GNMA	Security insured by Government National Mortgage Association

GO	General Obligation

LOC	Letter of Credit

MBIA	Security insured by Municipal Bond Insurance Association

RB	Revenue Bond

XLCA	Security insured by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (1.0%)
Automobile ABS (1.0%)
Ford Credit Auto Owner Trust, Ser 2008-B, Cl A1, 2.766%, 05/15/09 (c)	37,252	37,252
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A1, 2.786%, 06/15/09(b)	35,000	35,000
Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A1, 5.264%, 10/15/08	2,820	2,820

World Omni Auto Receivables Trust, Ser 2008-A A1, 2.922%, 03/16/09	13,433	13,434

Total Asset-Backed Securities		88,506

Certificates of Deposit (10.9%)
Banks (9.6%)
ABN AMRO Bank N.A., 2.404%, 07/03/08 (a)(b)	50,000	49,993
Banco Santander, 2.880%, 07/03/08	50,000	50,001
Barclays Bank PLC NY, 3.670%, 07/17/08(b)	75,000	75,000
Branch Banking & Trust Co., 2.560%, 09/22/08	79,800	79,800
Branch Banking & Trust Co., 2.835%, 01/30/09(b)	75,000	75,000
Chase Bank USA N.A., 2.750%, 08/13/08(b)	75,000	75,000
Citibank N.A., 2.690%, 07/02/08(b)	75,000	75,000
Citibank N.A., 2.620%, 08/13/08(b)	74,250	74,250
Citibank N.A., 2.750%, 11/26/08	51,500	51,500
Nordea Bank AB, 4.820%, 10/17/08	50,000	50,179
Rabobank, 2.600%, 08/19/08(b)	50,000	50,002
Royal Bank of Scotland, 2.960%, 11/03/08(b)	50,000	50,030
Toronto-Dominion Bank, 2.900%, 08/20/08(b)	50,000	50,001
Toronto-Dominion Bank, 2.640%, 09/15/08(b)	50,000	50,001
Wachovia Bank N.A., 2.920%, 01/12/09 (c)	50,000	50,000

		905,757

Diversified Financial Services (1.3%)
Branch Banking and Trust Co., 2.800%, 07/09/08	75,000	75,000
Societe Generale N.A., 2.920%, 12/01/08	50,000	50,000

		125,000

Total Certificates of Deposit		1,030,757

Commercial Paper (43.7%)
Banks (14.1%)
Australia & New Zealand National Ltd., 2.404%, 07/07/08 (a)	35,000	34,986
Australia & New Zealand National Ltd., 2.520%, 08/04/08 (a)	35,000	34,917
Australia & New Zealand National Ltd., 2.726%, 09/16/08 (a)(b)	50,000	49,710
Bank of Ireland, 2.921%, 07/30/08 (a)(b)	50,000	49,883
Bank of Nova Scotia, 2.355%, 07/10/08 (a)	50,000	49,971
Bank of Nova Scotia, 2.880%, 02/25/09	50,000	50,000
BNP Paribas, 2.650%, 07/02/08 (a)	42,800	42,797
BNP Paribas, 2.451%, 08/01/08 (a)(b)	12,950	12,923
Danske Bank, 2.670%, 07/01/08 (a)(b)	150,000	150,000
Danske Bank, 2.739%, 09/16/08 (a)(b)	40,000	39,767
Dexia Delaware LLC, 2.744%, 07/11/08 (a)(b)	75,000	74,943
DnB Nor Bank ASA, 2.759%, 07/10/08 (a)(b)	50,000	49,966

	Shares or
	Principal
	Amount ($)	Value ($)
DnB Nor Bank ASA, 2.939%, 07/15/08 (a)(b)	50,000	49,944
DnB Nor Bank ASA, 2.586%, 09/03/08 (a)(b)	50,000	49,772
DnB Nor Bank ASA, 2.793%, 11/03/08 (a)(b)	50,000	49,521
HSBC USA, Inc., 2.469%, 07/14/08 (a)(b)	44,125	44,086
HSBC USA, Inc., 2.512%, 08/01/08 (a)(b)	50,000	49,892
HSBC USA, Inc., 2.548%, 09/10/08 (a)	50,000	49,750
Lloyds TSB Bank PLC, 2.660%, 10/06/08(b)	50,000	50,001
Lloyds TSB Group PLC, 2.802%, 07/01/08 (a)(b)	75,000	75,000
Royal Bank of Canada, 2.486%, 08/15/08 (a)(b)	50,000	49,845
Royal Bank of Scotland, 2.992%, 07/24/08 (a)(b)	35,000	34,934
Royal Bank of Scotland, 2.585%, 08/15/08 (a)(b)	39,000	38,875
Scotiabanc, Inc., 2.535%, 08/18/08 (a)(b)	50,000	49,832
Toronto-Dominion Bank, 2.830%, 11/20/08(b)	52,800	52,802
U.S. Bank National Association, 2.640%, 09/23/08(b)	50,000	50,000

		1,334,117

Chemicals (0.5%)
BASF SE, 2.279%, 07/07/08 (a)(b)	50,000	49,981

Diversified Financial Services (26.6%)
Alcon Capital Corp., 2.500%, 07/01/08 (a)(b)	31,700	31,700
Allianz Finance Corp., 2.659%, 08/14/08 (a)(b)	50,000	49,838
Allianz Finance Corp., 2.820%, 09/25/08 (a)(b)	33,000	32,779
ASB Financial Corp., 2.958%, 07/09/08 (a)(b)	25,000	24,984
ASB Financial Corp., 4.725%, 09/11/08 (a)(b)	50,000	49,544
ASB Financial Corp., 4.534%, 12/01/08 (a)(b)	50,000	49,078
Barclays US Funding LLC, 2.976%, 11/28/08 (a)(b)	50,000	49,388
Caterpillar Financial Services Corp., 2.153%, 07/21/08 (a)(b)	50,000	49,940
Dexia Delaware LLC, 2.647%, 09/09/08 (a)(b)	50,000	49,744
Eksportfinans ASA, 2.308%, 07/02/08 (a)(b)	25,000	24,998
Eksportfinans ASA, 2.414%, 08/05/08 (a)(b)	75,000	74,825
General Electric Capital Corp., 2.275%, 07/18/08 (a)(b)	50,000	49,946
General Electric Capital Corp., 2.869%, 08/15/08 (a)(b)	65,000	64,770
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Greenwich Capital Holdings, 2.481%, 09/19/08 (a)	50,000	49,728
ING (U.S.) Funding LLC, 2.600%, 07/01/08 (a)	19,500	19,500
ING (U.S.) Funding LLC, 2.500%, 08/05/08 (a)	50,000	49,879
ING (U.S.) Funding LLC, 2.678%, 10/02/08 (a)(b)	50,000	49,657
ING (U.S.) Funding LLC, 2.672%, 07/14/08 (a)	75,000	74,928
ING (U.S.) Funding LLC, 2.684%, 09/02/08	50,000	49,772
International Lease Finance Corp., 2.750%, 07/01/08 (a)(b)	100,000	100,000
John Deere Capital Corp., 2.238%, 08/11/08 (a)(b)	49,000	48,876
JPMorgan Chase & Co., 2.561%, 08/07/08 (a)(b)	50,000	49,869
National Australian Funding, 2.758%, 07/16/08 (a)(b)	40,000	39,954
National Australian Funding, 2.769%, 10/30/08 (a)(b)	40,000	39,632
New York Life Insurance Capital Corp., 2.203%, 07/15/08 (a)	35,627	35,597
New York Life Insurance Capital Corp., 2.155%, 07/25/08 (a)	22,554	22,522
Nordea North America, Inc., 2.460%, 07/08/08 (a)(b)	50,000	49,976
Nordea North America, Inc., 2.765%, 08/29/08 (a)(b)	50,000	49,775
Nordea North America, Inc., 2.630%, 12/05/08	45,000	45,000
Novartis Finance, 2.305%, 07/23/08 (a)(b)	50,000	49,930
Old Line Funding Corp., 2.553%, 07/01/08 (a)(b)	117,077	117,077
Rabobank USA Finance Corp., 2.585%, 08/01/08 (a)(b)	50,000	49,889
Rabobank USA Finance Corp., 2.733%, 01/15/09 (b)(c)	75,000	74,988
San Paolo-IMI US Financial Co., 2.759%, 07/07/08 (a)	40,000	39,982
San Paolo-IMI US Financial Co., 2.573%, 08/04/08 (a)(b)	50,000	49,879
San Paolo-IMI US Financial Co., 2.668%, 09/03/08 (a)(b)	50,000	49,764
San Paolo-IMI US Financial Co., 3.180%, 12/17/08 (a)(b)	50,000	49,265
Societe Generale N.A., 2.550%, 07/01/08 (a)	100,000	100,000
Societe Generale N.A., 2.682%, 08/04/08 (a)(b)	50,000	49,874
Societe Generale N.A., 2.881%, 09/17/08 (a)(b)	50,000	49,690
Swiss Re Financial Products Corp., 2.995%, 08/27/08 (a)(b)	10,000	9,953
Swiss Re Financial Products Corp., 2.747%, 10/28/08 (a)(b)	50,000	49,552
UBS Finance Delaware LLC, 2.692%, 08/12/08 (a)(b)	50,000	49,844

	Shares or
	Principal
	Amount ($)	Value ($)
Unilever Capital Corp., 2.853%, 12/19/08 (a)(b)	50,000	49,335
USAA Capital Corp., 2.200%, 07/01/08 (a)(b)	60,000	60,000
Wal-Mart Funding Corp., 2.555%, 07/17/08 (a)(b)	100,000	99,887
Westpac Banking Corp., 2.848%, 08/28/08 (a)(b)	50,000	49,773
Westpac Banking Corp., 3.455%, 06/18/09	50,000	50,005
Westpac Securitization Trust, 2.718%, 07/08/08 (a)(b)	50,000	49,974

		2,524,860

Electric (0.2%)
Southern Co., 2.245%, 07/29/08 (a)(b)	21,061	21,025

Health Care (2.3%)
AstraZeneca PLC, 2.221%, 08/26/08 (a)(b)	40,000	39,863
AstraZeneca PLC, 2.532%, 10/17/08 (a)(b)	50,000	49,625
AstraZeneca PLC, 2.564%, 03/13/09 (a)(b)	54,000	53,044
Pfizer, Inc., 2.737%, 08/06/08 (a)(b)	79,000	78,786

		221,318

Total Commercial Paper		4,151,301

Corporate Bonds (30.6%)
Banks (16.8%)
Allied Irish Banks PLC, 2.483%, 09/18/08 (b)(c)	75,000	75,000
Bank of Ireland, 2.666%, 09/12/08 (b)(c)	45,000	45,000
Bank of New York Co., Inc., 2.465%, 09/11/08 (b)(c)	50,000	50,000
Bank of Nova Scotia, 2.600%, 09/26/08	73,000	73,002
BNP Paribas, 2.760%, 08/07/08 (c)	50,000	50,000
Commonwealth Bank of Australia, 2.816%, 06/04/09 (b)(c)	71,000	71,000
Credit Agricole SA, 2.771%, 07/22/08 (b)(c)	50,000	50,000
Danske Bank, 2.472%, 09/19/08 (b)(c)	50,000	50,000
Fortis Bank NY, 2.788%, 07/18/08 (b)(c)	50,000	50,000
HSBC Bank PLC, 3.120%, 12/15/08(b)	50,000	49,986
Lloyds TSB Group PLC, 2.632%, 09/05/08 (b)(c)	75,000	75,000
National Australia Bank Ltd., 2.448%, 09/05/08 (b)(c)	75,000	75,000
PNC Bank N.A., 2.443%, 12/29/08(b)(c)	90,000	89,872
Rabobank, 2.675%, 07/17/08	75,000	75,000
Royal Bank of Canada, 2.449%, 09/30/08 (b)(c)	75,000	75,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Skandinaviska Enskilda Banken AB, 2.478%, 09/08/08 (b)(c)	50,000	50,000
Skandinaviska Enskilda Banken AB, 2.791%, 09/19/08 (b)(c)	50,000	50,000
Svenska Handelsbanken AB, 2.467%, 09/12/08 (b)(c)	70,000	70,000
Toronto Dominion Bank, 2.610%, 10/20/08(b)	50,000	50,055
U.S. Bank N.A., 2.740%, 08/19/08	100,000	100,000
U.S. Bank N.A., 2.640%, 11/21/08(b)	97,900	97,900
UBS AG, 2.461%, 10/16/08 (c)	35,000	35,000
Wachovia Bank N.A., 2.654%, 10/03/08 (b)(c)	10,000	9,991
Wachovia Bank N.A., 3.625%, 02/17/09	30,000	30,018
Wells Fargo Bank N.A., 2.410%, 09/04/08(b)	50,000	50,000
Westpac Banking Corp., 2.471%, 09/15/08 (b)(c)	60,000	60,000
Westpac Banking Corp., 2.846%, 05/26/09 (c)	38,000	37,991

		1,594,815

Computers (0.7%)
IBM Corp., 2.478%, 09/08/08 (b)(c)	65,000	65,006

Diversified Financial Services (11.1%)
American Honda Finance Corp., 2.818%, 04/02/09, MTN (b)(c)	50,000	50,000
Bear Stearns Co., Inc., 2.563%, 08/28/08 (c)	115,000	115,000
General Electric Capital Corp., Ser A, 3.007%, 07/28/08, MTN (c)	31,000	31,014
General Electric Capital Corp., Ser A, 3.125%, 04/01/09, MTN	50,000	50,147
Goldman Sachs Group, Inc., 2.541%, 09/12/08 (b)(c)	100,000	100,000
Goldman Sachs Group, Inc., 2.920%, 09/24/08 (b)(c)	75,000	75,000
Lehman Brothers Holdings, Inc., Ser I, 2.838%, 09/26/08 (c)	90,000	90,000
Merrill Lynch & Co., Inc., 2.638%, 08/22/08 (c)	45,000	45,000
Merrill Lynch & Co., Inc., 2.641%, 09/17/08 (c)	40,000	40,000
Merrill Lynch & Co., Inc., 2.621%, 09/23/08 (c)	50,000	50,000
Merrill Lynch & Co., Inc., 2.536%, 10/03/08 (c)	30,000	30,000
Morgan Stanley, 2.190%, 09/15/08 (c)	48,500	48,500
Morgan Stanley, 2.596%, 09/15/08 (c)	75,000	75,000
Procter & Gamble International Funding SCA, 2.789%, 02/19/09 (b)(c)	50,000	50,000
Toyota Motor Credit Corp., 2.210%, 02/12/09, MTN (c)	85,000	85,000
Toyota Motor Credit Corp., Ser B, 2.596%, 06/02/09, MTN (c)	71,700	71,700

	Shares or
	Principal
	Amount ($)	Value ($)
Unilever Capital Corp., 2.465%, 09/11/08 (b)(c)	50,000	50,000

		1,056,361

Insurance (1.4%)
Lincoln National Corp., 2.582%, 08/15/08 (b)(c)	35,000	35,000
New York Life Global Funding, 2.785%, 05/13/09, MTN (b)(c)	100,000	100,000

		135,000

Oil & Gas (0.6%)
BP AMI Leasing, Inc., 2.819%, 06/26/09 (b)(c)	57,000	57,003

Total Corporate Bonds		2,908,185

Master Notes (3.0%)
Banks (3.0%)
Bank of America Corp., 2.600%, 12/31/49 (c)	285,634	285,634

Total Master Notes		285,634

U.S. Government Agencies (2.6%)
Federal Home Loan Bank (2.2%)
3.875%, 08/22/08	11,200	11,192
2.574%, 11/04/08 (c)	50,000	50,000
2.480%, 05/07/09	75,000	74,669
2.650%, 06/04/09	25,000	24,968
3.000%, 06/19/09	50,000	49,978

		210,807

Freddie Mac (0.4%)
4.875%, 02/17/09 (b)	35,000	35,434

Total U.S. Government Agencies		246,241

Repurchase Agreements (0.1%)
BNP Paribas, 2.365%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $2,722 (collateralized by FHLMC; 5.625%, due 11/23/35; total market value $2,760)	2,722	2,722
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Deutsche Bank, 2.465%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $3,557 (collateralized by U.S. Government Agency; 5.000%-7.000%, due 06/01/36-01/01/38; total market value $3,610)	3,557	3,557
HSBC Securities, Inc., 2.365%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $2,381 (collateralized by U.S. Treasury Bond; 8.750%, due 08/15/20; total market value $2,436)	2,381	2,381
Morgan Stanley, 2.365%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $2,236 (collateralized by U.S. Government Agencies; 6.235%-6.323%, due 11/01/35-07/01/36; total market value $2,269)	2,236	2,236
UBS Warburg LLC, 2.565%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $2,905 (collateralized by U.S. Government Bond; DN, due 01/15/15; total market value $2,963)	2,904	2,905

Total Repurchase Agreements		13,801

Money Market Funds (6.8%)
Dreyfus Cash Management	250,000,000	250,000
Federated Prime Cash Obligations Fund	150,000,000	150,000
Federated Prime Obligations Fund	250,000,000	250,000

Total Money Market Funds		650,000

Time Deposits (1.2%)
BNP Paribas, 2.750% (c)	101,328	101,327
Calyon, 2.500% (c)	10,315	10,316

Total Time Deposits		111,643

Total Investments (Cost $9,486,068)(d) — 99.9%		9,486,068
Other assets in excess of liabilities — 0.1%		10,208

Net Assets — 100.0%		$9,496,276

(a)	Rate represents the effective yield at purchase.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 63.2% of net assets as of June 30, 2008.

(c)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(d)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note

FHLMC	Federal Home Loan Mortgage Corporation

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (98.6%)
Alabama (1.5%)
Daphne-Villa Mercy Special Care Facilities Financing Authority, RB, 1.450%, 12/01/27, LOC: Amsouth Bank (a)	1,060	1,060
Lower Alabama Gas, District Gas Supply, Class A, RB, 1.550%, 11/01/09, LOC: Societe Generale (a)(b)	4,820	4,820
Marion Educational Building Authority, Judson College Project, RB, 1.570%, 01/01/33, LOC: SouthTrust Bank N.A. (a)	6,105	6,105
Montgomery Industrial Development Board Pollution Control & Solid Waste Disposal, General Electric Co. Project, RB, 2.300%, 05/01/21 (a)	7,900	7,900
West Jefferson Industrial Development Board Pollution Control, Alabama Power Co. Project, RB, 2.400%, 06/01/28 (a)	9,400	9,400

		29,285

Alaska (1.3%)
Alaska State Housing Finance Corp., Governmental Purpose, University of Alaska, Ser A, RB, 1.300%, 12/01/27, LOC: GO of Corp. (a)	18,100	18,100

	Shares or
	Principal
	Amount ($)	Value ($)
Valdex Alaska Marine Terminal, Exxon Pipeline Co. Project, RB, 2.330%, 10/01/25 (a)	6,560	6,560

		24,660

Arizona (0.3%)
Salt River Project Agricultural Improvement & Power District Electric System, Ser C, RB, 6.500%, 01/01/09	6,000	6,142

California (4.9%)
California State, Ser 2652, GO, 1.750%, 06/01/37, Callable 06/01/17 @ 100, LOC: Morgan Stanley Dean Witter (a)(b)	48,000	48,000
Desert Community College District, Ser 2171, GO, 1.620%, 08/01/27, Callable 08/01/17 @ 100, FSA (a)(b)	5,435	5,435
Los Angeles Regional Airports Improvement Corp., Sublease L.A. International, RB, 2.660%, 12/01/25, LOC: Societe Generale (a)	26,300	26,300
San Mateo County Community College District, GO, 1.500%, 09/01/38, Callable 09/01/16 @ 100, LOC: Citibank N.A. (a)(b)	15,000	15,000

		94,735

Colorado (2.7%)
Colorado Educational & Cultural Facilities Authority, National Jewish BD Progam, RB, 1.700%, 09/01/35, LOC: U.S. Bank N.A. (a)	32,600	32,600
Colorado Educational & Cultural Facilities Authority, National Jewish BD Progam, RB, 1.700%, 07/01/36, LOC: JPMorgan Chase Bank (a)	8,120	8,120
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Lehman Municipal Trust Receipts, Various States, GO, 1.770%, 10/01/22, LOC: Lehman Liquidity Co. (a) (b)	10,360	10,360

		51,080

Delaware (1.9%)
Delaware State Economic Development Authority, Ser A, RB, 1.620%, 12/01/15, LOC: JPMorgan Chase Bank (a)	25,000	25,000
Delaware State Economic Development Authority, Ser B, RB, 1.620%, 12/01/15, LOC: JPMorgan Chase Bank (a)	8,550	8,550
Kent County Student Housing, Delaware State University Student Housing Foundation, Ser B, RB, 1.470%, 07/01/36, LOC: Wachovia Bank N.A. (a)	1,850	1,850

		35,400

District of Columbia (1.6%)
District of Columbia, Center for Strategic & International Studies, Inc., RB, 1.540%, 03/01/38, LOC: PNC Bank N.A. (a)	6,730	6,730
District of Columbia, The Pew Charitable Trusts, Ser A, RB, 1.540%, 04/01/38, LOC: PNB Bank N.A. (a)	16,000	16,000
District of Columbia, The Phillips Collection Issue, RB, 1.550%, 08/01/33, LOC: Bank of America N.A. (a)	4,600	4,600
District of Columbia, Thurgood Marshall Center Trust, RB, 1.610%, 11/01/27, LOC: Branch Banking & Trust Co. (a)	3,095	3,095

		30,425

Florida (7.3%)
De Soto County Industrial Development, Tremron Project, RB, 1.710%, 11/01/15, LOC: Branch Banking & Trust Co. (a)	3,200	3,200

	Shares or
	Principal
	Amount ($)	Value ($)
Florida Local Government Finance Commission, 1.650%, 08/07/08, LOC: First Union National Bank	5,400	5,400
Florida State Board of Education, GO, 1.550%, 06/01/35, Callable 06/01/17 @ 101, LOC: Citibank N.A. (a) (b)	24,800	24,800
Gainesville Florida Utilities System, Ser C, RB, 5.000%, 10/01/08	3,000	3,015
Hillsborough County Industrial Development Authority, Independent Day School Project, RB, 1.600%, 09/01/26, LOC: Bank of America N.A. (a)	1,800	1,800
Manatee County, St. Stephens Upper School Project, RB, 1.550%, 11/01/25, LOC: Bank of America N.A. (a)	3,000	3,000
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, RB, 1.570%, 09/01/29, LOC: Bank of America N.A. (a)	6,750	6,750
North Miami Health Care Facilities Revenue, Imperial Club Project, Ser A, RB, 6.750%, 01/01/33, Prerefunded 01/01/09 @ 103	16,800	17,677
Orlando Utilities Commission, Water & Sewer, Ser PT-2285, RB, 1.560%, 04/01/12, LOC: Dexia Credit Local (a) (b)	9,155	9,155
Palm Beach County, Caron Foundation of Florida, Inc. Project, RB, 1.520%, 01/01/28, LOC: Wachovia Bank N.A. (a)	9,500	9,500
Santa Rosa County Health Facilities Authority, Baptist Hospital, Inc. Project, RB, 1.550%, 10/01/21, LOC: Bank of America N.A. (a)	7,000	7,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Sarasota County Health Facility Authority, Bay Village Project, RB, 1.570%, 12/01/23, LOC: Bank of America N.A. (a)	3,900	3,900
Sunshine State Government Financing Commission, 1.600%, 08/14/08, LOC: JPMorgan Chase Bank	15,000	15,000
USF Financing Corp., COP, RB, 1.500%, 07/01/37, LOC: Wachovia Bank N.A. (a)	30,000	30,000

		140,197

Georgia (1.1%)
Fulton County Development Authority, Kings Ridge Christian School, RB, 1.610%, 05/01/26, LOC: Branch Banking & Trust Co. (a)	3,000	3,000
Georgia State Finance & Investment Commission, Ser F, GO, 6.500%, 12/01/08	4,395	4,454
Lowndes County, Sales Tax, GO, 3.500%, 04/01/09, FSA	6,480	6,566
Northwestern Gwinnet County Facilities Corp. I, COP, RB, 1.560%, 06/15/29, LOC: Dexia Credit Local (a) (b)	2,760	2,760
Toombs County Hospital Authority, Meadows Regional Medical Center Project, RB, 1.610%, 12/01/17, LOC: Branch Banking & Trust Co. (a)	4,000	4,000

		20,780

Hawaii (1.2%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 1.600%, 07/01/33, LOC: Bank of Nova Scotia (a)	2,150	2,150
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B-2, RB, 1.710%, 07/01/33, LOC: Bank of Nova Scotia (a)	16,950	16,950

	Shares or
	Principal
	Amount ($)	Value ($)
Honolulu City & County, Ser A, GO, 7.350%, 07/01/08	4,500	4,500

		23,600

Illinois (7.1%)
Chicago, GO, 1.590%, 01/01/35, FSA (a)(b)	17,670	17,670
Chicago, Ser A, GO, 5.000%, 01/01/20, Prerefunded 01/01/09 @ 101, FGIC	7,220	7,369
Illinois Development Finance Authority, RB, 1.560%, 07/15/23, LOC: Citigroup Financial Products (a)(b)	13,930	13,930
Illinois Development Finance Authority, RB, 1.550%, 01/01/29, LOC: Bank of America N.A. (a)	6,629	6,629
Illinois Educational Facilities Authority, ACI/Cultural Pooled Financing, RB, 1.550%, 07/01/29, LOC: Bank of America N.A. (a)	11,500	11,500
Illinois Educational Facilities Authority, Chicago Children’s Museum Project, RB, 1.550%, 02/01/28, LOC: JPMorgan Chase Bank (a)	1,600	1,600
Illinois Educational Facilities Authority, Museum of Science & Industry Project, RB, 1.600%, 11/01/15, LOC: Northern Trust Co. (a)	3,600	3,600
Illinois Finance Authority, Elmhurst College, RB, 1.550%, 02/01/42, LOC: Bank of America N.A. (a)	5,000	5,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Ser B, RB, 1.700%, 01/01/48, LOC: JPMorgan Chase Bank (a)	18,750	18,750
Illinois Finance Authority, Resurrection Health, Ser C, RB, 1.500%, 05/15/35, LOC: Lasalle Bank N.A. (a)	32,560	32,560
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Illinois Finance Authority, Ser B, RB, 2.870%, 05/15/35, LOC: JPMorgan Chase Bank (a)	10,530	10,530
Illinois Health Facilities Authority, Ser 2016, RB, 1.750%, 07/01/29, Callable 07/01/12 @ 100, LOC: Morgan Stanley Dean Witter (a)(b)	2,500	2,500
Jackson-Union Counties Regional Port District, Port Facilities, Enron Transportation Services, RB, 1.450%, 04/01/24, LOC: Wachovia Bank N.A. (a)	5,225	5,225

		136,863

Indiana (2.0%)
Indiana Development Finance Authority, Indiana Historical Society Project, RB, 1.550%, 08/01/31, LOC: JPMorgan Chase Bank (a)(b)	1,200	1,200
Indiana Development Finance Authority, Indianapolis Museum of Art, RB, 1.550%, 02/01/37, LOC: JPMorgan Chase Bank (a)	20,300	20,300
Marion Economic Development, Wesleyan University Project, RB, 1.550%, 06/01/36, LOC: Bank of America N.A. (a)	10,000	10,000
Mount Vernon Pollution Control & Solid Waste Disposal, General Electric Co. Project, RB, 2.300%, 12/01/14 (a)	7,535	7,535

		39,035

Iowa (0.5%)
Iowa Higher Education Loan Authority, Private College-Graceland Project, RB, 1.550%, 02/01/33, LOC: Bank of America N.A. (a)	3,400	3,400

	Shares or
	Principal
	Amount ($)	Value ($)
Webster County Educational Facilities, St. Edmond Project, RB, 1.550%, 07/01/20, LOC: Wells Fargo Bank N.A. (a)	5,235	5,235

		8,635

Kansas (0.3%)
Kansas State Department of Transportation Highway, RB, 1.550%, 09/01/17, LOC: Citibank N.A. (a)(b)	5,000	5,000

Kentucky (1.4%)
Boyle County College, Centre College Project, Ser A, RB, 1.540%, 06/01/37, LOC: PNC Bank N.A. (a)	24,000	24,000
Campbell County Industrial Building, Hospital Imaging Co., Inc. Project, RB, 1.610%, 04/01/20, LOC: Fifth Third Bank (a)	2,515	2,515

		26,515

Louisiana (3.2%)
East Baton Rouge Parish Industrial Development Board, Inc., RB, 1.550%, 02/01/28, LOC: Bank of America N.A. (a)	13,600	13,600
East Baton Rouge Parish Pollution Control, Exxon Project, RB, 2.330%, 03/01/22 (a)	11,845	11,845
East Baton Rouge Parish Sales Tax, Road & Street Improvement, Ser A, RB, 1.540%, 08/01/30, LOC: Dexia Credit Local (a)	15,000	15,000
Louisiana Public Facilities Authority Gulf Opportunity Zone, Southern Ionics, Inc. Project, RB, 1.520%, 04/01/18, LOC: Wachovia Bank N.A. (a)	10,000	10,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Louisiana State Gas & Fuels Tax, Ser 2730, RB, 1.650%, 11/01/31, FSA (a)(b)	11,525	11,525

		61,970

Maryland (2.5%)
Maryland State Department of Transportation, Consolidated Transportation, Ser D56, RB, 1.610%, 02/15/23, Callable 02/15/18 @ 100, SPA: Wachovia Bank N.A. (a)(b)	10,165	10,165
Maryland State Economic Development Corp., Catholic Relief Services Facility, RB, 1.550%, 05/01/36, LOC: Bank of America N.A. (a)	2,000	2,000
Maryland State Economic Development Corp., YMCA of Central Maryland, Inc. Project, RB, 1.610%, 04/01/28, LOC: Branch Banking & Trust Co. (a)	3,300	3,300
Maryland State Health & Higher Education Facilities Authority, Howard County General Hospital, RB, 1.520%, 07/01/46, LOC: PNC Bank N.A. (a)	8,000	8,000
Maryland State Health & Higher Education Facilities Authority, Johns Hopkins Health System, Ser A, RB, 1.610%, 05/15/27, LOC: PNC Bank N.A. (a)	5,000	5,000

	Shares or
	Principal
	Amount ($)	Value ($)
Maryland State Health & Higher Education Facilities Authority, Mercy Medical Center, RB, 1.280%, 07/01/35, LOC: Bank of America N.A. (a)	20,000	20,000

		48,465

Massachusetts (1.3%)
Massachusetts School Building Authority, 2.650%, 07/01/08, LOC: Bank of Nova Scotia	25,315	25,315

Michigan (1.4%)
Michigan State Building Authority, 1.700%, 08/07/08, LOC: Bank of New York	26,065	26,065

Minnesota (2.1%)
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Ser C2, RB, 1.560%, 11/15/34, LOC: Wells Fargo Bank N.A. (a)	12,175	12,175
Owatonna Hospital, RB, 1.600%, 08/01/14, LOC: Wells Fargo Bank N.A. (a)	5,000	5,000
Rochester Minnesota Health Care, 1.000%, 08/14/08, LOC: Rabobank	10,000	10,000
University of Minnseota, 1.740%, 07/01/08	12,500	12,500

		39,675

Missouri (2.4%)
Bi-State Development Agency of the Missouri-Illinois Metro District, Ser A, RB, 1.550%, 10/01/35, LOC: JPMorgan Chase Bank (a)	2,000	2,000
Missouri Development Finance Board, 1.650%, 08/08/08, LOC: U.S. Bank N.A.	23,117	23,117
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Missouri Development Finance Board, 1.650%, 08/08/08, LOC: U.S. Bank N.A.	20,414	20,414

		45,531

Nevada (3.5%)
Las Vegas Valley Water, 1.700%, 07/01/08, LOC: Lloyds TSB Bank PLC	32,000	32,000
Las Vegas Valley Water, 1.600%, 07/02/08, LOC: Lloyds TSB Bank PLC	25,000	25,000
Las Vegas Valley Water, 1.600%, 07/02/08, LOC: Lloyds TSB Bank PLC	10,300	10,300

		67,300

New Jersey (0.1%)
New Jersey Health Care Facilities Financing Authority, Subser A-1, RB, 1.480%, 07/01/31, LOC: JPMorgan Chase Bank (a)	2,500	2,500

North Carolina (3.8%)
Guilford County Industrial Facilities & Pollution Control Financing, YMCA of Greensboro, Inc. Project, RB, 1.610%, 02/01/23, LOC: Branch Banking & Trust Co. (a)	4,000	4,000
North Carolina Capital Facilities Finance Agency, Aquarium Society Project, RB, 1.550%, 06/01/26, LOC: Bank of America N.A. (a)	6,635	6,635
North Carolina Capital Facilities Finance Agency, Educational Facilities, High Point University Project, RB, 1.610%, 12/01/29, LOC: Branch Banking & Trust Co. (a)	6,100	6,100
North Carolina Capital Facilities Finance Agency, Educational Facilities, Mars Hill College, RB, 1.470%, 01/15/28, LOC: Wachovia Bank N.A. (a)	5,100	5,100

	Shares or
	Principal
	Amount ($)	Value ($)
North Carolina Capital Facilities Finance Agency, St. Mary’s School, RB, 1.550%, 09/01/27, LOC: Wachovia Bank N.A. (a)	8,000	8,000
North Carolina Educational Facilities Finance Agency, Davidson College, Ser B, RB, 1.500%, 12/01/20 (a)	4,820	4,820
North Carolina Medical Care Commission, Health Care Facilities, Friends Homes Project, RB, 1.550%, 09/01/33, LOC: Bank of America N.A. (a)	6,475	6,475
North Carolina Medical Care Commission, Health Care Facilities, Lutheran Services for the Aging Project, RB, 1.580%, 03/01/28, LOC: Branch Banking & Trust Co. (a)	15,665	15,665
North Carolina Medical Care Commission, Westcare Health Systems Obligation, Ser A, RB, 1.610%, 09/01/22, LOC: Branch Banking & Trust Co. (a)	4,485	4,485
North Carolina State, GO, 5.000%, 03/01/09	10,320	10,524

		71,804

Ohio (3.7%)
Cleveland-Cuyahoga County Port Authority, Carnegie/89th Garage Project, RB, 1.500%, 01/01/37, LOC: JPMorgan Chase Bank (a)	15,000	15,000
Evendale Industrial Development, SHV Real Estate, Inc., RB, 1.600%, 09/01/15, LOC: Lasalle Bank N.A. (a)	7,100	7,100
Hamilton County Health Care Facilities, Deaconess Long Term Care, Ser A, RB, 1.500%, 05/15/30, LOC: JPMorgan Chase Bank (a)	5,985	5,985
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Ohio State University, 1.750%, 07/01/08	13,965	13,965
Ohio State University, 1.650%, 07/02/08	16,800	16,800
Ohio State, Water Development Authority, 1.850%, 07/01/08	12,500	12,500

		71,350

Oregon (1.5%)
Klamath Falls Oregon Electric Revenue, RB, 5.750%, 01/01/13, Prerefunded 01/01/09 @ 102	28,000	28,875

Pennsylvania (4.1%)
Adams County Industrial Development Authority, Brethren Home Community Project, RB, 1.610%, 06/01/32, LOC: PNC Bank N.A. (a)	7,800	7,800
Allengheny County Industrial Development Authority Health Care, Vincentian Collaborative, Ser A, RB, 1.540%, 06/01/38, LOC: PNC Bank N.A. (a)	4,300	4,300
Beaver County Industrial Development Authority Pollution Control, Electric Co. Project, Ser B, RB, 1.500%, 07/15/21, LOC: Bank of Nova Scotia, AMT (a)	8,500	8,500
Doylestown Hospital Authority Revenue, Ser B, RB, 1.520%, 07/01/37, LOC: PNC Bank N.A. (a)	11,700	11,700
Montgomery County Industrial Development Authority, Philadelphia Presbyterian Homes, Inc., Ser A, RB, 1.470%, 07/01/35, LOC: Wachovia Bank N.A. (a)	14,740	14,740

	Shares or
	Principal
	Amount ($)	Value ($)
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project, RB, 1.500%, 07/01/27, LOC: Wachovia Bank N.A. (a)	8,380	8,380
Philadelphia Authority for Industrial Development, Girard Estate Aramark Project, RB, 1.500%, 06/01/32, LOC: JPMorgan Chase Bank (a)	3,600	3,600
Philadelphia School District, Subser D-1, GO, 1.540%, 09/01/21, LOC: State Aid Withholding (a)	13,000	13,000
Philadelphia School District, Subser D-2, GO, 1.540%, 09/01/11, LOC: State Aid Withholding (a)	6,525	6,525

		78,545

Puerto Rico (0.4%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser 2653, RB, 1.750%, 08/01/57, Callable 08/01/17 @ 100, LOC: Morgan Stanley (a)(b)	7,000	7,000

South Carolina (3.6%)
Greer Combined Utillity System Revnue, Ser A 30, RB, 1.610%, 09/01/32, AMBAC (a)(b)	19,500	19,500
South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Claflin University, RB, 1.550%, 10/01/33, LOC: Bank of America N.A. (a)	4,940	4,940
South Carolina Educational Facilities Authority, Charleston Southern University Project, RB, 1.550%, 04/01/28, LOC: Bank of America N.A. (a)	5,160	5,160
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
South Carolina Educational Facilities Authority, Newberry College Project, RB, 1.610%, 09/01/35, LOC: Branch Banking & Trust Co. (a)	9,300	9,300
South Carolina Jobs-Economic Development Authority, Hammond School Project, RB, 1.550%, 06/01/30, LOC: Wells Fargo Bank N.A. (a)	3,860	3,860
South Carolina Jobs-Economic Development Authority, USC Development Foundation Project, RB, 1.610%, 12/01/10, LOC: Branch Banking & Trust Co. (a)	6,000	6,000
South Carolina Jobs-Economic Development Authority, YMCA of Beaufort County Project, RB, 1.610%, 12/01/24, LOC: Branch Banking & Trust Co. (a)	3,170	3,170
South Carolina State, Capital Improvement, Ser A, GO, 5.000%, 01/01/09	5,000	5,051
South Carolina State, GO, 1.550%, 01/01/12, LOC: State Aid Withholding (a)(b)	8,000	8,000
University of South Carolina Development Foundation, RB, 1.610%, 12/01/10, LOC: Branch Banking & Trust Co. (a)	3,970	3,970

		68,951

Tennessee (6.3%)
BB&T Municipal Trust, Various States, Ser 2059, RB, 1.570%, 04/01/42, Callable 04/01/17 @ 100, FSA (a) (b)	15,940	15,940
Bristol Health & Educational Facilities Board, King College Project, RB, 1.550%, 05/01/21, LOC: Bank of America N.A. (a)	7,400	7,400

	Shares or
	Principal
	Amount ($)	Value ($)
Chattanooga Industrial Development Board, Tennessee Aquarium Project, RB, 1.550%, 04/01/24, LOC: Bank of America N.A. (a)	4,950	4,950
Clarksville Public Building Authority, RB, 1.550%, 10/01/25, LOC: Bank of America N.A. (a)	17,160	17,160
Johnson City Health & Educational Facilities Board Hospital, Ser A, RB, 1.300%, 07/01/38, LOC: Regions Bank (a)	40,000	40,000
Knox County Health Educational & Housing Facilities Board, Baptist Hospital System Project, RB, 1.550%, 04/01/27, LOC: Lasalle Bank N.A. (a)	12,700	12,700
Loudon Industrial Development Board, Pollution Control, A.E. Staley Manufacturing Co. Project, RB, 1.500%, 06/01/23, LOC: Wachovia Bank N.A. (a)(b)	8,100	8,100
Metropolitan Government, Nashville & Davidson County Health & Educational Facilities Board, Nashville Christian School Project, RB, 1.570%, 09/01/23, LOC: SouthTrust Bank N.A. (a)	1,355	1,355
Montgomery County Public Building Authority Pooled Financing, RB, 1.550%, 11/01/27, LOC: Bank of America N.A. (a)(b)	3,485	3,485
Tennesse State, 1.600%, 08/07/08	4,886	4,886
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Tennessee Energy Acquisition Corp., Gas, RB, 1.550%, 09/01/22, LOC: Citibank N.A. (a) (b)	4,990	4,990

		120,966

Texas (12.9%)
Alamo Heights Higher Educational Facilities Corp., Higher Educational, University Incarnate, Ser A, RB, 1.550%, 04/01/19, LOC: JPMorgan Chase Bank (a)	10,065	10,065
Alvin Independent School District, Merlots Project, Ser D52, GO, 1.610%, 02/15/26, PSF-GTD (a) (b)	12,070	12,070
Bell County Health Facility Development Corp., Buckner Retirement Services, Inc., RB, 5.250%, 11/15/28, Prerefunded 11/15/08 @ 101	2,290	2,331
Brazos Harbor Industrial Development Corp., Port Facilities, American Rice, Inc. Project, Ser A, RB, 1.650%, 12/01/25, LOC: HSBC Bank USA N.A. (a)	13,300	13,300
Dallas, GO, 5.000%, 02/15/09	2,945	3,004
Gulf Coast Waste Disposal Authority Pollution Control, Exxon Project, RB, 2.330%, 10/01/24 (a)	19,025	19,026
Harris County, 1.850%, 07/10/08, LOC: Dexia Bank	8,000	8,000
Harris County Health Facilities Development Corp. Hospital, Baylor College Medicine, Ser B, 1.500%, 11/15/47, LOC: Northern Trust Co. (a)	5,000	5,000
Harris County Health Facilities Development Corp. Hospital, Baylor College Medicine, Ser B, 1.540%, 11/15/47, LOC: JPMorgan Chase Bank (a)	16,700	16,700

	Shares or
	Principal
	Amount ($)	Value ($)
Harris County Health Facilities Development Corp., Methodist Hospital, Ser A, RB, 1.480%, 12/01/32 (a)	40,000	40,000
Harris County Industrial Development Corp. Pollution Control, RB, 2.330%, 03/01/24 (a)	3,700	3,700
Harris County Texas, 1.650%, 07/10/08, LOC: Dexia Bank	10,900	10,900
Judson Independent School District, Ser 2733X, GO, 1.600%, 02/01/37, LOC: Morgan Stanley Dean Witter (a) (b)	13,330	13,330
North Texas Tollway Authority, RB, 4.125%, 11/19/08, Callable 07/30/08 @ 100	16,810	16,810
North Texas Tollway Authority, RB, 1.590%, 01/01/40, LOC: Citibank N.A. (a) (b)	5,000	5,000
San Antonio Educational Facilities Corp., University of the Incarnate Word Project, RB, 1.550%, 12/01/27, LOC: JPMorgan Chase Bank (a)	9,800	9,800
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply, RB, 1.620%, 09/15/27, LOC: Dexia Credit Local (a) (b)	48,000	48,000
United Independent School District, Ser D-53, GO, 1.610%, 08/15/26, Callable 08/15/15 @ 100, PSF-GTD (a) (b)	10,725	10,725

		247,761

Virginia (6.3%)
Chesapeake Bay Bridge & Tunnel District, Ser A, RB, 1.610%, 05/28/21, LOC: Branch Banking & Trust Co. (a)	8,700	8,700
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 1.480%, 07/01/40, LOC: Bank of America N.A. (a)	7,500	7,500
Fairfax County Industrial Development Authority, Ser 2008A-2, RB, 1.600%, 05/15/35, Inova Health System	20,130	20,130
Fairfax County Industrial Development Authority, Ser 2008B-2, RB, 1.600%, 05/15/26, Inova Health System	12,955	12,955
Henrico County Economic Development Authority, Residential Care Facility, Westminister Canterbury, RB, 1.610%, 10/01/37, LOC: Branch Banking & Trust Co. (a)	1,000	1,000
Henrico County Economic Development Authority, Residential Care Facility, Westminister Centerbury, Ser B, RB, 1.470%, 10/01/35, LOC: Branch Banking & Trust Co. (a)	7,970	7,970
Louisa County Industrial Development Authority, University of Virginia Health Services Foundation Project, RB, 1.500%, 10/01/30, LOC: First Union National Bank (a)	3,000	3,000
Rockingham County Industrial Development Authority, Sunnyside Presbyterian Project, RB, 1.610%, 12/01/33, LOC: Branch Banking & Trust Co. (a)	12,465	12,465
University of Virginia, Ser 2761X, RB, 1.550%, 06/01/40, LOC: Morgan Stanley Dean Witter (a) (b)	10,000	10,000

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia Commonwealth University Health System Authority, Ser A, RB, 2.080%, 07/01/37, LOC: Branch Banking & Trust Co. (a)	8,500	8,500
Virginia Commonwealth University Health System Authority, Ser B, RB, 2.250%, 07/01/37, LOC: Branch Banking & Trust Co. (a)	14,250	14,250
Virginia Small Business Financing Authority, Children’s Hospital of Kings, RB, 1.450%, 01/01/36, LOC: Wachovia Bank N.A. (a)	14,455	14,455

		120,925

Washington (3.7%)
Bremerton, Kitsap Regional Conference, RB, 1.570%, 12/01/28, LOC: Bank of America N.A. (a)	5,105	5,105
King County School District No. 412 Shoreline, Ser D58, GO, 1.760%, 12/01/23, Callable 06/01/16 @ 100, FSA (a) (b)	12,150	12,150
Seattle Certificates, Ser 348, GO, 1.600%, 12/15/28, Callable 12/15/08 @ 100, LOC: Morgan Stanley Dean Witter (a) (b)	4,495	4,495
Snohomish County Housing Authority, Autumn Chase Appartments Project, RB, 1.550%, 07/01/36, LOC: Bank of America N.A. (a)	4,715	4,715
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-1, RB, 1.400%, 07/01/17, LOC: Bank of America N.A. (a)	2,955	2,955
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-3, RB, 1.400%, 07/01/17, LOC: Morgan Guaranty Trust (a)	8,555	8,555
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Washington State Higher Educational Facilities Authority, Seattle Pacific University, RB, 1.600%, 10/01/30, LOC: U.S. Bank N.A. (a)	19,000	19,000
Washington State Housing Finance Commission, Nonprofit Housing, Rockwood Retirement Programme, RB, 2.360%, 01/01/30, LOC: Wells Fargo Bank N.A. (a)	13,775	13,775

		70,750

Wisconsin (0.7%)
Milwaukee Redevelopment Authority, Yankee Hill Apartments, RB, 1.500%, 09/01/25, LOC: Wells Fargo Bank N.A. (a)	6,200	6,200
Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran Medical Center, Inc., Ser B, RB, 1.530%, 05/01/33, LOC: Wells Fargo Bank N.A. (a)	7,500	7,500

		13,700

Total Municipal Bonds		1,889,800

Money Market Funds (0.9%)
Federated Tax-Free Obligations Fund	8,000,000	8,000
Goldman Sachs Financial Square Tax Free Money Market Fund	9,408,630	9,409

Total Money Market Funds		17,409

Total Investments (Cost $1,907,209)(c) — 99.5%		1,907,209
Other assets in excess of liabilities — 0.5%		9,238

Net Assets — 100.0%		$1,916,447

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 19.1% of net assets as of June 30, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security insured by Financial Security Assurance

GO	General Obligation

LOC	Letter of Credit

PSF-GTD	Security insured by Permanent School Fund Guarantee Program

RB	Revenue Bond

SPA	Sales and Purchase Agreement
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Government Agencies (25.0%)
Fannie Mae (8.2%)
2.086%, 07/16/08 (a)	30,000	29,974
3.250%, 08/15/08	5,000	4,992
2.200%, 08/18/08 (a)	35,000	34,898
2.201%, 08/20/08 (a)	35,400	35,292
5.125%, 09/02/08	5,720	5,733
2.145%, 09/15/08 (a)	16,300	16,227
2.411%, 10/29/08 (a)	11,400	11,309
2.224%, 11/12/08 (a)	15,000	14,877
2.530%, 12/03/08 (a)	17,500	17,312
2.665%, 12/24/08 (a)	11,600	11,451
3.495%, 12/26/08 (a)	5,720	5,624

		187,689

Federal Agricultural Mortgage Corp (0.4%)
2.500%, 04/01/09, Callable 10/01/08 @ 100	10,000	10,000

Federal Farm Credit Bank (1.6%)
3.375%, 07/15/08	4,000	3,999
4.250%, 10/10/08	13,325	13,381
2.292%, 11/26/08 (b)	17,500	17,500
3.125%, 06/17/09, Callable 09/17/08 @ 100	2,925	2,925

		37,805

Federal Home Loan Bank (7.8%)
4.500%, 08/08/08	18,520	18,524
2.146%, 08/20/08 (a)	15,000	14,955
3.875%, 08/22/08	5,600	5,596
2.650%, 09/17/08 (b)	9,150	9,149
4.375%, 10/03/08	4,840	4,836
4.625%, 10/10/08	17,785	17,789
4.375%, 10/29/08	10,900	10,901
2.574%, 11/04/08 (b)	14,700	14,700
2.528%, 01/08/09 (b)	35,000	34,989
2.500%, 01/22/09	17,500	17,512
2.480%, 05/07/09	11,400	11,364
2.650%, 06/04/09	5,825	5,817
3.000%, 06/24/09	5,800	5,798
3.000%, 06/30/09	5,800	5,798

		177,728

Freddie Mac (7.0%)
2.814%, 07/21/08 (a)	19,750	19,723

	Shares or
	Principal
	Amount ($)	Value ($)
2.025%, 08/04/08 (a)	10,000	9,981
2.170%, 08/18/08 (a)	35,000	34,900
2.322%, 09/02/08 (a)	35,000	34,858
2.149%, 10/14/08 (a)	12,740	12,661
2.680%, 02/13/09, Callable 08/13/08 @ 100	25,000	25,000
2.550%, 04/21/09, Callable 10/21/08 @ 100	14,870	14,870
2.625%, 06/12/09, Callable 11/16/08 @ 100	7,740	7,739
2.800%, 06/29/09, Callable 09/04/08 @ 100	5,000	5,000

		164,732

Total U.S. Government Agencies		577,954

Repurchase Agreements (69.9%)
ABN AMRO Bank N.V., 2.515%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $417,759 (collateralized by U.S. Government Agencies; 2.700%-5.700%, due 08/15/08-05/01/36; total market value $422,653)	417,729	417,729
Banc of America Securities, 2.165%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $206,286 (collateralized by U.S. Government Agencies; DN-4.150%, due 09/15/08-05/29/13; total market value $210,091)	206,274	206,274
BNP Paribas, 2.365%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $357,952 (collateralized by U.S. Government Agencies; 2.580%-5.625%, due 11/14/08-11/23/35; total market value $363,319)	357,928	357,928
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Deutsche Bank, 2.465%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $130,848 (collateralized by U.S. Government Agencies; 4.230%-5.300%, due 06/10/11-05/12/20; total market value $132,755)	130,839	130,839
HSBC Securities, Inc., 2.365%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $370,542 (collateralized by U.S. Government Agencies; DN-9.375%, due 07/29/08-05/15/37; total market value $377,930)	370,518	370,518
Morgan Stanley, 2.365%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $20,790 (collateralized by U.S. Government Agencies; 3.977%-6.235%, due 10/26/22-07/01/36; total market value $21,126)	20,789	20,789
UBS Warburg LLC, 2.565%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $109,396 (collateralized by U.S. Government Agencies; DN, due 01/15/15-10/15/18; total market value $111,577)	109,388	109,388

Total Repurchase Agreements		1,613,465

Money Market Funds (5.2%)
Federated Government Obligations Money Market Fund	60,000,000	60,000
Federated Government Obligations Tax-Managed Fund	60,000,000	60,000

Total Money Market Funds		120,000

Total Investments (Cost $2,311,419)(c) — 100.1%		2,311,419
Liabilities in excess of other assets — (0.1)%		(1,655)

Net Assets — 100.0%		$2,309,764

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Treasury Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations (10.2%)
U.S. Treasury Bills (10.2%)
1.556%, 09/04/08 (a)	5,775	5,759
1.891%, 10/09/08 (a)	17,000	16,911
2.087%, 11/06/08 (a)	17,000	16,875
1.847%, 11/13/08 (a)	35,000	34,760
2.308%, 11/20/08 (a)	13,000	12,883
2.224%, 12/18/08 (a)	23,000	22,761
2.135%, 06/04/09 (a)	28,000	27,391

Total U.S. Treasury Obligations		137,340

Repurchase Agreements (89.6%)
ABN AMRO Bank N.V., 1.565%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $161,790 (collateralized by U.S. Treasury Obligation; 2.375%, due 01/15/27; total market value $165,018)	161,783	161,783
Banc of America Securities, 1.565%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $60,188 (collateralized by U.S. Treasury Obligation; 4.875%, due 08/31/08; total market value $61,389)	60,185	60,185
BNP Paribas, 1.565%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $233,644 (collateralized by U.S. Treasury Obligation; 3.875%, due 02/15/13; total market value $238,306)	233,633	233,633
Deutsche Bank AG, 1.715%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $23,967 (collateralized by U.S. Treasury Obligation; 7.250%, due 08/15/22; total market value $24,446)	23,966	23,966

	Shares or
	Principal
	Amount ($)	Value ($)
Dresdner Bank AG, 1.715%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $120,005 (collateralized by U.S. Dollars and U.S. Treasury Obligation; DN-1.625%, due 01/01/18-01/15/18; total market value $120,524)	120,003	120,003
Greenwich Capital Markets, Inc., 1.815%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $252,149 (collateralized by U.S. Treasury Obligation; 6.750%, due 08/15/26; total market value $257,192)	252,146	252,146
HSBC Securities, Inc., 1.665%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $248,552 (collateralized by U.S. Treasury Obligations; 2.000%-13.250%, due 01/31/09-02/15/38; total market value $253,523)	248,547	248,547
Morgan Stanley, 1.665%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $26,959 (collateralized by U.S. Treasury Obligation; 4.625%, due 08/31/11; total market value $27,497)	26,958	26,958
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Treasury Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
UBS Warburg LLC, 1.765%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $76,806 (collateralized by U.S. Treasury Obligations; 6.750%-8.750%, due 05/15/17-08/15/26; total market value$78,343)	76,800	76,800

Total Repurchase Agreements		1,204,021

Money Market Fund (0.4%)
Federated Treasury Obligations Fund	5,215,016	5,215

Total Money Market Fund		5,215

Total Investments (Cost $1,346,576)(b) — 100.2%		1,346,576
Other liabilities in excess of assets — 0.2%		(2,177)

Net Assets — 100.0%		$1,344,399

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (94.5%)
Virginia (91.7%)
Albemarle County Industrial Development Authority, University of Virginia Health Services Project, RB, 1.500%, 10/01/22, LOC: Wachovia Bank N.A. (a)	5,475	5,475
Alexandria Industrial Development Authority, American Red Cross Project, RB, 1.550%, 01/01/09, LOC: First Union National Bank (a)	590	590
Alexandria Industrial Development Authority, Association for Supervision & Currency Project, RB, 1.500%, 07/01/23, LOC: Wachovia National Bank N.A. (a) (b)	1,230	1,230
Alexandria Industrial Development Authority, Educational Facilities, Alexandria County Day School Project, RB, 1.520%, 06/01/25, LOC: First Union National Bank (a)	3,800	3,800
Alexandria Industrial Development Authority, Pooled Loan Program, Ser A, RB, 1.550%, 07/01/26, LOC: Bank of America N.A. (a) (b)	3,000	3,000
Arlington County Industrial Development Authority, Multifamily Housing, Woodbury Park Apartments, Ser A, RB, 5.350%, 07/01/18, Prerefunded 07/01/08 @ 102	1,000	1,020
Arlington County Industrial Development Authority, Multifamily Housing, Woodbury Park Apartments, Ser A, RB, 5.450%, 01/01/29, Prerefunded 07/01/08 @ 102	1,300	1,326

	Shares or
	Principal
	Amount ($)	Value ($)
Arlington County, Ballston Public Parking Project, RB, 1.600%, 08/01/17, LOC: Citibank N.A. (a)	6,000	6,000
Ashland Industrial Development Authority, Health & Community Services Facilities, YMCA Greater Richmond Project, Ser A, RB, 1.500%, 11/01/20, LOC: Wachovia Bank N.A. (a) (b)	8,040	8,040
Charlottesville Industrial Development Authority, Seminole, Ser A, RB, 1.630%, 12/01/13, Callable 05/05/08 @ 100, LOC: Branch Banking & Trust Co. (a)	3,220	3,220
Chesterfield County Economic Development Authority, Bon Secours Health Systems, Ser C1, RB, 1.520%, 11/01/42, FSA (a)	13,100	13,100
Clarke County Industrial Development Authority, Educational Facilities, Powhatan School District Project, RB, 1.610%, 09/01/22, LOC: Branch Banking & Trust Co. (a)	1,335	1,335
Clarke County Industrial Development Authority, Hospital Facilities, Winchester Medical Center Project, RB, 1.570%, 01/01/30, FSA (a)	24,620	24,620
Fairfax County Economic Development Authority, Flint Hill School Project, RB, 1.600%, 09/01/21, LOC: First Union National Bank (a) (b)	4,205	4,205
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 1.480%, 07/01/40, LOC: Bank of America N.A. (a)	12,000	12,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Fairfax County Industrial Development Authority, Fairfax Hospital, Ser D, RB, 1.520%, 10/01/25, Inova Health System (a)	1,675	1,675
Fairfax County Industrial Development Authority, Ser 2008B-2, RB, 1.600%, 05/15/26, Inova Health System	2,000	2,000
Fairfax County Industrial Development Authority, Ser 2008C-4, RB, 1.600%, 04/15/35, Inova Health System	5,000	5,000
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Ser B, RB, BAN, 3.625%, 10/09/08, County Guaranteed	15,000	15,013
Fairfax County Water Authority, Municipal Trade Receipts Project, Ser SGB-40A, RB, 1.530%, 04/01/30, LOC: Societe Generale (a)(b)	7,850	7,850
Fairfax County, Public Improvement, Ser A, GO, 4.500%, 04/01/09, State Aid Withholding	11,730	11,976
Fauquier County Industrial Development Authority, Wakefield School, Inc., RB, 1.480%, 04/01/38, LOC: PNC Bank N.A. (a)	6,400	6,400
Greene County Industrial Development Authority, Blue Ridge School Project, RB, 1.610%, 06/01/26, LOC: Branch Banking & Trust Co. (a)	5,260	5,260
Hanover County Industrial Development Authority, Residential Care Facility, Covenant Woods Project, RB, 1.610%, 07/01/29, LOC: Branch Banking & Trust Co. (a)(b)	16,100	16,100

	Shares or
	Principal
	Amount ($)	Value ($)
Henrico County Economic Development Authority, Exempt Facility, White Oak Limited Project, RB, AMT, 1.500%, 10/01/27, LOC: Citibank N.A. (a)	13,100	13,100
Henrico County Economic Development Authority, Residential Care Facility, Westminister Centerbury, Ser B, RB, 1.470%, 10/01/35, LOC: Branch Banking & Trust Co. (a)	7,000	7,000
Henrico County Economic Development Authority, Steward School Project, RB, 1.610%, 07/01/33, LOC: Branch Banking & Trust Co. (a)	2,400	2,400
James City & County Economic Development Authority, Industrial Development, Historic Jamestown Project, RB, 1.520%, 11/01/24, LOC: Wachovia Bank N.A. (a)	500	500
King George County Industrial Development Authority, Exempt Facility, Birchwood Power Partners, Ser B, RB, AMT, 2.150%, 12/01/24, LOC: Bank of Nova Scotia (a)	8,250	8,250
Loudoun County Industrial Development Authority, Day School, Inc., RB, 1.480%, 03/01/38, LOC: PNC Bank N.A. (a)	16,550	16,550
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser D, RB, 1.300%, 02/15/38 (a)	19,400	19,400
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser E, RB, 1.480%, 02/15/38 (a)	13,415	13,415
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser F, RB, 1.480%, 02/15/38 (a)	4,400	4,400
Loudoun County Industrial Development Authority, Howard Hughes Medical Institution, Ser B, RB, 1.350%, 02/15/38 (a)	14,780	14,780
Louisa County Industrial Development Authority, Pooled Financing Project, RB, 1.550%, 01/01/20, LOC: Bank of America N.A. (a)(b)	800	800
Lynchburg Industrial Development Authority, Aerofin Corp. Project, RB, AMT, 1.670%, 03/01/29, LOC: PNC Bank N.A. (a)	2,075	2,075
Lynchburg Industrial Development Authority, Educational Facilities, Randolph Macon Project, RB, 1.520%, 09/01/23, LOC: Wachovia Bank N.A. (a)	7,635	7,635
Newport News Industrial Development Authority, CNU Warwick LLC Student Housing Project, RB, 1.550%, 11/01/28, LOC: Bank of America N.A. (a)	8,880	8,880
Newport News Redevelopment & Housing Authority, Multifamily Housing, Springhouse Apartments Project, RB, 1.560%, 09/01/26, FHLMC (a)	2,260	2,260
Norfolk Redevelopment & Housing Authority, Student Housing I LLC Project, Ser E2F, RB, 1.550%, 07/01/34, LOC: Bank of America N.A. (a)	7,000	7,000

	Shares or
	Principal
	Amount ($)	Value ($)
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser C, RB, 2.660%, 07/01/16, LOC: Citibank N.A. (a)	2,660	2,660
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser D, RB, 2.050%, 07/01/16, LOC: U.S. Bank N.A. (a)	5,300	5,300
Peninsula Ports Authority Virginia, 1.700%, 07/02/08, LOC: Citibank	9,000	9,000
Peninsula Ports Authority, Riverside Health Systems Project, RB, 1.600%, 07/01/37 (a)	18,000	18,000
Pocahontas Parkway Association, Toll Road, Ser A, RB, 5.250%, 08/15/09, Prerefunded 08/15/08 @ 102	6,000	6,115
Pocahontas Parkway Association, Toll Road, Ser A, RB, 5.500%, 08/15/28, Prerefunded 08/15/08 @ 102	6,750	6,907
Pocahontas Parkway Association, Toll Road, Ser A, RB, ETM, 5.250%, 08/15/08	3,000	3,014
Pulaski County Industrial Development Authority, Pulaski Furniture Corp. Project, RB, 1.550%, 08/01/19, LOC: Bank of America N.A. (a)(b)	7,425	7,425
Roanoke Industrial Development Authority, Carilion Health System, Ser C1 RB, 1.700%, 07/01/27, FSA (a)	1,795	1,795
Russell County Industrial Development Authority, Mountain States Health Alliance, Ser B, RB, 1.400%, 07/01/38, LOC: Regions Bank (a)	12,115	12,115
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Smyth County Industrial Development Authority, Mountain States Health Alliance, Ser C, RB, 1.300%, 07/01/32, LOC: Regions Bank (a)	15,000	15,000
Tazewell County Industrial Development Authority, Jennmar Corp. of Virginia, Inc., RB, AMT, 1.670%, 02/01/17, LOC: PNC Bank N.A. (a)	5,400	5,400
University of Virginia, Ser 2745, RB, 1.550%, 06/01/40, Callable 06/01/18 @ 100, LOC: Morgan Stanley (a)(b)	10,000	10,000
University of Virginia, Ser 2746, RB, 1.550%, 06/01/40, Callable 06/01/18 @ 100, LOC: Morgan Stanley (a)(b)	10,000	10,000
University of Virginia, Ser A, RB, 1.450%, 06/01/34 (a)	27,940	27,940
Virgina State Public School Authority, School Financing 1997, Ser D, RB, 5.000%, 08/01/08	5,500	5,510
Virginia Beach Development Authority, Ocean Ranch Project, RB, 1.610%, 07/01/17, LOC: Branch Banking & Trust Co. (a)(b)	1,715	1,715
Virginia Beach Development Authority, Wesleyan College Project, RB, 1.550%, 07/01/33, LOC: Bank of America N.A. (a)	14,570	14,570
Virginia Beach, GO, 5.400%, 07/15/08	2,000	2,001
Virginia Biotechnology Research Park Authority, United Network of Organ Sharing Project, RB, 1.500%, 04/01/27, LOC: Wachovia Bank N.A. (a)	6,050	6,050

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment, RB, 5.000%, 02/01/09	5,420	5,522
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment, RB, 5.000%, 02/01/09	3,005	3,059
Virginia College Building Authority, Educational Facilities, 21st Century College, Ser B, RB, 2.900%, 02/01/26, Callable 02/01/14 @ 100, LOC: Wachovia Bank N.A. (a)	11,930	11,930
Virginia College Building Authority, Educational Facilities, 21st Century College, Ser C, RB, 2.100%, 02/01/26, LOC: Wachovia Bank N.A. (a)	12,000	12,000
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Ser A, RB, 5.000%, 09/01/08	3,135	3,144
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipaton Note, RB, 3.250%, 10/01/08	1,000	1,003
Virginia Commonwealth Transportation Board, Ser II-R 10076, RB, 1.550%, 05/15/19, LOC: Citibank N.A. (a)(b)	11,085	11,085
Virginia Commonwealth Transportation Board, Ser SG 134, RB, 1.560%, 05/15/22, Callable 05/15/09 @ 101, LOC: Societe Generale (a)(b)	10,235	10,235
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia Commonwealth University Health System Authority, Ser A, RB, 2.080%, 07/01/37, LOC: Branch Banking & Trust Co. (a)	20,000	20,000
Virginia Commonwealth University Health System Authority, Ser C, RB, 2.730%, 07/01/37, LOC: Branch Banking & Trust Co. (a)	10,000	10,000
Virginia Housing Development Authority, Commonwealth Mortgage, Ser C07, RB, AMT, 1.960%, 07/01/17, GO (a)	4,845	4,845
Virginia Housing Development Authority, Commonwealth Mortgage, Ser J, Subser J-1, RB, 4.300%, 07/01/08, MBIA	5,400	5,400
Virginia Small Business Financing Authority, Virginia Museum of Fine Arts Foundation, RB, 1.450%, 08/01/35, LOC: Wachovia National Bank N.A. (a)	3,250	3,250
Virginia State Public Building Authority, Public Facilities, Ser B, RB, 5.000%, 08/01/08	3,000	3,005
Virginia State Public Building Authority, Public Facilities, Ser D, RB, 1.450%, 08/01/25 (a)	11,800	11,800
Virginia State Public School Authority, School Financing, 1997 Resolution Program, Ser B, RB, 4.000%, 08/01/08, State Aid Withholding	5,945	5,950
Virginia State Public School Authority, School Financing, 1997 Resolution Program, Ser C, RB, 5.000%, 08/01/08	5,150	5,157
Virginia State Public School Authority, School Financing, 1997 Resolution Program, Ser C, RB, 5.000%, 08/01/08	2,540	2,544

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia State Public School Authority, School Financing, Ser A, RB, 5.000%, 08/01/08, State Aid Withholding	1,435	1,436
Virginia State Public School Authority, School Financing, Ser A, RB, 5.250%, 08/01/08, State Aid Withholding	1,085	1,087
Virginia State Public School Authority, Ser A, RB, 5.500%, 08/01/08, State Aid Withholding	2,680	2,686
Virginia State Public School Authority, Ser C, RB, 5.000%, 08/01/08, State Aid Withholding	4,075	4,080
Virginia State Public School Authority, Ser II-R 4050, RB, 1.550%, 08/01/17, Callable 08/01/13 @ 100, State Aid Withholding (a)(b)	4,055	4,055
Virginia State Resource Authority, Clean Water, Sub-State Revolving Fund, RB, 5.000%, 10/01/08	5,000	5,021
Williamsburg Industrial Development Authority, Colonial Williamsburg Foundation, RB, 1.550%, 12/01/18, LOC: Bank of America N.A. (a)(b)	250	250
Williamsburg Industrial Development Authority, Colonial Williamsburg Project, RB, 1.460%, 10/01/35, LOC: First Union National Bank (a)	4,320	4,320
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Canterbury, Ser B, RB, 1.610%, 01/01/35, LOC: Branch Banking & Trust Co. (a)	2,000	2,000

		614,061

Nevada (0.5%)
Director of the State of Nevada, Department of Business & Industry Pollution Control, Barrick Goldstrike Mines, RB, AMT, 1.550%, 06/01/29, LOC: Royal Bank of Canada (a)	3,500	3,500

Puerto Rico (2.3%)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Ser 2653, RB, 1.750%, 08/01/57, Callable 08/01/17 @ 100, LOC: Morgan Stanley (a)(b)	15,500	15,500

Total Municipal Bonds		633,061

Money Market Funds (5.2%)
Federated Tax-Free Obligations Fund	1,569,911	1,570
Federated Virginia Municipal Cash Trust, Institutional Class	16,660,254	16,660

Goldman Sachs Financial Square Tax Free Money Market Fund	16,595,772	16,596

Total Money Market Funds		34,826

Total Investments (Cost $667,887)(c) — 99.7%		667,887

Other assets in excess of liabilities — 0.3%		2,303

Net Assets — 100.0%		$670,190

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 16.2% of net assets as of June 30, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMBAC	Security insured by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

BAN	Bond Anticipation Note

ETM	Escrowed to Maturity

FHLMC	Security insured by Federal Home Loan Mortgage Corporation

FSA	Security insured by Financial Security Assurance

GO	General Obligation

LOC	Letter of Credit

MBIA	Security insured by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (0.9%)
Automobiles ABS (0.9%)
Ford Credit Auto Owner Trust, Ser 2008-B, Cl A1, 2.766%, 05/15/09 (c)	14,761	14,761
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A1, 2.786%, 06/15/09 (b)	17,000	17,000
World Omni Auto Receivables Trust, Ser 2008-A A1, 2.922%, 03/16/09	6,107	6,107

Total Asset-Backed Securities		37,867

Certificates of Deposit (8.0%)
Banks (6.0%)
ABN AMRO Bank N.A., 2.405%, 07/03/08 (b)	30,000	29,996
Citibank N.A., 2.620%, 08/13/08 (b)	29,425	29,425
Citibank N.A., 2.750%, 11/26/08	20,000	20,000
Nordea Bank AB, 4.820%, 10/17/08	30,000	30,108
PNC Bank N.A., 2.463%, 01/27/09	15,000	14,977
Rabobank, 2.600%, 08/19/08 (b)	20,000	20,001
Royal Bank of Scotland PLC, 2.720%, 08/11/08 (b)	20,000	20,003
Royal Bank of Scotland, 2.960%, 11/03/08 (b)	20,000	20,012
Toronto-Dominion Bank, 2.900%, 08/20/08 (b)	20,000	20,000
Toronto-Dominion Bank, 2.640%, 09/15/08 (b)	20,000	20,000
Wachovia Bank N.A., 2.920%, 01/12/09	30,000	30,000

		254,522

Diversified Financial Services (2.0%)
Branch Banking and Trust Co., 2.800%, 07/09/08	30,000	30,000
Branch Banking and Trust Co., 2.570%, 09/19/08	30,000	30,000
Branch Banking and Trust Co., 2.735%, 11/03/08	25,000	25,000

		85,000

Total Certificates of Deposit		339,522

Commercial Paper (66.2%)
Aerospace/Defense (2.4%)
United Technologies Corp., 2.400%, 07/01/08(a)(b)	100,000	100,000

Banks (16.8%)
ANZ National International Ltd., 2.759%, 07/08/08(a)(b)	15,000	14,992
Australia & New Zealand National Ltd., 2.656%, 07/09/08(a)(b)	20,000	19,988
Australia & New Zealand National Ltd., 2.560%, 08/04/08 (a)	24,000	23,942
Banco Santander Central Hispano SA, 2.768%, 07/11/08(a)(b)	20,000	19,985
Banco Santander Central Hispano SA, 2.820%, 09/15/08(a)(b)	13,900	13,818
Bank of Ireland, 2.921%, 07/30/08(a)(b)	20,000	19,953
Bank of Ireland, 2.689%, 08/18/08(a)(b)	25,000	24,911
Bank of Ireland, 2.970%, 08/29/08(a)(b)	30,000	29,856
Bank of Nova Scotia, 2.880%, 02/25/09	20,000	20,000
Danske Bank, 2.690%, 07/01/08(a)(b)	20,000	20,000
Danske Bank, 2.739%, 09/16/08(a)(b)	10,000	9,942
Danske Corp., 2.871%, 07/24/08(a)(b)	30,000	29,945
DnB Nor Bank ASA, 2.759%, 07/10/08(a)(b)	20,000	19,986
DnB Nor Bank ASA, 2.939%, 07/15/08(a)(b)	20,000	19,977
DnB Nor Bank ASA, 2.594%, 08/19/08(a)(b)	30,000	29,895

	Shares or
	Principal
	Amount ($)	Value ($)
DnB Nor Bank ASA, 2.786%, 11/03/08(a)(b)	20,000	19,809
HSBC USA, Inc., 2.513%, 08/01/08(a)	20,000	19,957
HSBC USA, Inc., 2.549%, 09/10/08 (a)	20,000	19,900
HSBC USA, Inc., 2.817%, 10/24/08(a)	20,000	19,822
Lloyds TSB Bank PLC, 2.395%, 07/24/08(a)(b)	30,000	29,954
Lloyds TSB Bank PLC, 2.660%, 10/06/08(b)	20,000	20,001
Lloyds TSB Group PLC, 2.803%, 07/01/08(a)(b)	25,000	25,000
Royal Bank of Canada, 2.486%, 08/15/08(a)(b)	20,000	19,938
Royal Bank of Canada, 2.566%, 09/02/08(a)(b)	24,925	24,814
Royal Bank of Scotland PLC, 2.610%, 07/08/08(a)(b)	30,000	29,985
Royal Bank of Scotland PLC, 2.537%, 07/16/08(a)(b)	5,000	4,995
Royal Bank of Scotland PLC, 2.798%, 07/25/08(a)(b)	20,000	19,963
Royal Bank of Scotland PLC, 2.622%, 08/06/08(a)(b)	9,327	9,303
Scotiabanc, Inc., 2.567%, 08/15/08(a)(b)	20,000	19,936
Skandinaviska Enskilda Banken, 2.766%, 07/17/08(a)(b)	20,000	19,976
Toronto-Dominion Bank, 2.750%, 10/30/08 (b)	20,000	20,000
Toronto-Dominion Bank, 2.830%, 11/20/08 (b)	20,000	20,001
U.S. Bank National Association, 2.640%, 09/23/08 (b)	20,000	20,000
Westpac Banking Corp., 2.516%, 08/06/08(a)(b)	10,900	10,873
Westpac Banking Corp., 2.623%, 09/10/08(a)(b)	20,000	19,897

		711,314

Chemicals (0.5%)
BASF SE, 2.280%, 07/07/08(a)(b)	20,000	19,992

Commercial Services (0.8%)
United Parcel Service, Inc., 5.097%, 07/30/08 (a)(b)	35,000	34,863

Diversified Financial Services (8.2%)
ABN AMRO North America Financial, Inc., 2.601%, 07/07/08 (a)	8,550	8,546
Alcon Capital Corp., 2.540%, 07/01/08(a)(b)	100,000	100,000
Allianz Finance Corp., 2.408%, 07/08/08(a)(b)	20,000	19,991
Allianz Finance Corp., 2.660%, 08/14/08(a)(b)	20,000	19,935
Allianz Finance Corp., 2.820%, 09/25/08(a)(b)	17,000	16,886
American Honda Finance Corp., 2.107%, 07/17/08(a)	30,000	29,972
ASB Financial Corp., 3.060%, 07/09/08(a)(b)	20,000	19,987
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Caterpillar Finance Service Corp., 2.250%, 07/01/08 (a)	63,600	63,600
CBA Finance, 2.638%, 09/11/08(a)(b)	20,000	19,895
Dexia Delaware LLC, 2.602%, 07/07/08(a)(b)	20,000	19,991
Dexia Delaware LLC, 2.734%, 07/10/08(a)(b)	20,000	19,986
Dexia Delaware LLC, 2.658%, 08/05/08(a)(b)	20,000	19,949
Dexia Delaware LLC, 2.648%, 09/09/08(a)(b)	20,000	19,898
Eksportfinans ASA, 2.359%, 07/01/08(a)(b)	16,600	16,600
Eksportfinans ASA, 2.415%, 08/05/08(a)(b)	30,000	29,930
General Electric Capital Corp., 2.246%, 07/18/08(a)(b)	20,000	19,979
General Electric Capital Corp., 2.694%, 08/22/08(a)(b)	20,000	19,923
HSBC Finance Corp., 2.254%, 07/11/08(a)	20,000	19,987
ING (U.S.) Funding LLC, 2.673%, 07/14/08(a)(b)	20,000	19,981
ING (U.S.) Funding LLC, 2.577%, 08/08/08(a)(b)	30,000	29,920
ING (U.S.) Funding LLC, 2.723%, 08/21/08(a)(b)	7,000	6,973
ING (U.S.) Funding LLC, 2.792%, 09/02/08(b)	20,000	19,905
ING (U.S.) Funding LLC, 2.668%, 10/01/08(a)	20,000	19,865
International Lease Finance Corp., 2.685%, 07/10/08(a)(b)	20,000	19,987
International Lease Finance Corp., 2.686%, 07/16/08(a)(b)	20,000	19,978
International Lease Finance Corp., 2.806%, 07/21/08(a)(b)	5,390	5,382
Intesa Funding LLC, 2.759%, 07/02/08(a)(b)	20,000	19,998
Intesa Funding LLC, 2.530%, 07/16/08(a)(b)	9,550	9,540
John Deere Capital Corp., 2.168%, 08/07/08(a)(b)	10,900	10,876
John Deere Capital Corp., 2.240%, 08/21/08(a)(b)	8,100	8,074
JPMorgan Chase & Co., 2.516%, 07/02/08(a)(b)	30,000	29,998
JPMorgan Chase & Co., 2.562%, 08/07/08(a)(b)	20,000	19,948
Morgan Stanley, 2.921%, 07/28/08(a)(b)	20,000	19,956
Morgan Stanley, 3.053%, 09/02/08(a)(b)	25,000	24,869
National Australian Funding, 2.535%, 08/27/08(a)(b)	30,000	29,880
National Australian Funding, 2.769%, 10/30/08(a)(b)	30,000	29,724
New York Life Insurance Capital Corp., 2.157%, 07/24/08(a)(b)	21,554	21,524
Nordea North America, Inc., 2.461%, 07/08/08(a)(b)	20,000	19,990
Nordea North America, Inc., 2.511%, 08/11/08(a)(b)	20,000	19,943

	Shares or
	Principal
	Amount ($)	Value ($)
Nordea North America, Inc., 2.630%, 12/05/08	20,000	20,000
Novartis Finance, 2.300%, 07/01/08(a)(b)	5,500	5,500
Novartis Finance, 2.255%, 07/23/08(a)(b)	40,000	39,945
Old Line Funding Corp., 2.485%, 07/01/08(a)(b)	30,000	30,000
Old Line Funding Corp., 2.506%, 07/08/08(a)(b)	30,000	29,985
Rabobank USA Finance Corp., 2.335%, 07/03/08(a)(b)	30,000	29,996
Rabobank USA Finance Corp., 2.719%, 07/17/08(a)(b)	30,000	29,964
Rabobank USA Finance Corp., 2.733%, 01/15/09(b)(c)	35,000	34,994
San Paolo-IMI US Financial Co., 2.658%, 08/04/08(a)(b)	30,000	29,925
San Paolo-IMI US Financial Co., 2.668%, 09/03/08(a)(b)	20,000	19,906
San Paolo-IMI US Financial Co., 3.181%, 12/17/08(a)(b)	20,000	19,706
Societe Generale N.A., 2.500%, 07/01/08 (a)	25,000	25,000
Societe Generale N.A., 2.505%, 07/03/08(a)(b)	16,900	16,898
Societe Generale N.A., 2.682%, 08/04/08(a)(b)	20,000	19,950
Societe Generale N.A., 2.612%, 08/25/08(a)(b)	20,000	19,921
Societe Generale N.A., 2.882%, 09/17/08(a)(b)	20,000	19,876
Societe Generale N.A., 2.920%, 12/01/08(b)	20,000	20,000
Swiss Re Financial Products Corp., 2.725%, 07/07/08(a)(b)	20,000	19,991
Swiss Re Financial Products Corp., 2.995%, 08/27/08(a)(b)	5,000	4,977
Swiss Re Financial Products Corp., 2.747%, 10/28/08(a)(b)	20,000	19,821
UBS Finance Delaware LLC, 2.639%, 07/14/08 (a)	26,900	26,874
UBS Finance Delaware LLC, 2.506%, 07/16/08(a)(b)	5,800	5,794
UBS Finance Delaware LLC, 2.692%, 08/12/08(a)(b)	20,000	19,937
Unilever Capital Corp., 2.300%, 07/01/08(a)(b)	26,300	26,300
Unilever Capital Corp., 2.154%, 07/11/08(a)(b)	8,900	8,895
Unilever Capital Corp., 2.854%, 12/19/08(a)(b)	20,000	19,734
USAA Capital Corp., 2.201%, 07/01/08(a)	20,000	20,000
Variable Funding Capital Corp., 2.605%, 07/22/08(a)(b)	21,900	21,867
Wal-Mart Funding Corp., 2.555%, 07/17/08(a)(b)	60,000	59,933
Westpac Banking Corp., 2.848%, 08/28/08(a)(b)	20,000	19,909
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Westpac Banking Corp., 3.455%, 06/18/09(b)	20,000	20,002
Westpac Securitization Trust, 2.719%, 07/08/08(a)(b)	25,000	24,987

		1,621,953

Health Care (2.9%)
AstraZeneca PLC, 2.221%, 08/26/08(a)(b)	19,880	19,812
AstraZeneca PLC, 2.532%, 10/17/08(a)(b)	20,000	19,850
AstraZeneca PLC, 2.565%, 03/13/09(a)(b)	20,000	19,646
Pfizer, Inc., 2.250%, 07/01/08(a)(b)	25,000	25,000
Pfizer, Inc., 2.738%, 08/06/08(a)(b)	40,000	39,892

		124,200

Industrials (1.9%)
Illinois Tool Works, Inc., 2.135%, 07/14/08(a)(b)	40,761	40,730
Illinois Tool Works, Inc., 2.305%, 07/22/08(a)(b)	40,000	39,946

		80,676

Oil & Gas (1.6%)
ConocoPhillips, 2.250%, 07/01/08(a)(b)	69,000	69,000

Utilities (1.1%)
Southern Co., 2.194%, 07/07/08(a)(b)	34,025	34,013
Southern Co., 2.175%, 07/15/08(a)(b)	10,870	10,861

		44,874

Total Commercial Paper		2,806,872

Corporate Bonds (14.8%)
Banks (7.3%)
Bank of Nova Scotia, 2.600%, 09/26/08	29,000	29,000
Commonwealth Bank of Australia, 2.816%, 06/04/09(b)(c)	29,000	29,000
HSBC Bank PLC, 3.120%, 12/15/08(b)	20,000	19,994
Lloyds TSB Group PLC, 2.632%, 09/05/08 (c)(b)	35,000	34,996
PNC Bank N.A., 2.443%, 12/29/08(b)(c)	35,000	34,950
Santander US Debt SA Unipersonal, 2.861%, 09/19/08(b)(c)	25,000	24,989
U.S. Bank N.A., 2.740%, 08/19/08	40,000	40,000
U.S. Bank N.A., 2.640%, 11/21/08(b)	25,000	25,000
Wachovia Corp., 6.250%, 08/04/08	10,145	10,172
Wells Fargo Bank N.A., 2.200%, 07/21/08(b)	25,000	25,000
Wells Fargo Bank N.A., 2.410%, 09/04/08(b)	20,000	20,000
Westpac Banking Corp., 2.846%, 05/26/09 (c)	19,000	18,996

		312,097

Computers (0.5%)
IBM Corp., 2.478%, 09/08/08 (c)(b)	20,000	20,003

Diversified Financial Services (5.4%)
American Honda Finance Corp., 2.818%, 04/02/09, MTN(b)(c)	20,000	20,000
Caterpillar Financial Services Corp., Ser F, 2.469%, 09/10/08, MTN(b)(c)	40,000	39,983

	Shares or
	Principal
	Amount ($)	Value ($)
Credit Suisse (USA), Inc., 3.875%, 01/15/09	10,000	10,029
General Electric Capital Corp., Ser A, 3.125%, 04/01/09, MTN	20,000	20,059
Goldman Sachs Group, Inc., Ser A, 6.500%, 02/25/09, MTN(b)	13,890	14,194
John Deere Capital Corp., Ser D, 2.786%, 12/12/08, MTN (c)	30,000	29,999
Procter & Gamble International Funding SCA, 2.789%, 02/19/09(b)(c)	25,000	25,000
Toyota Motor Credit Corp., 2.210%, 02/12/09, MTN (c)	40,000	40,000
Toyota Motor Credit Corp., Ser B, 2.596%, 06/02/09, MTN (c)	30,000	30,000

		229,264

Insurance (0.9%)
New York Life Global Funding, 2.785%, 05/13/09, MTN(b)(c)	38,000	38,000

Oil & Gas (0.7%)
BP AMI Leasing, Inc., 2.819%, 06/26/09(b)(c)	28,000	28,001

Total Corporate Bonds		627,365

U.S. Government Agencies (1.6%)
Federal Home Loan Bank (1.2%)
4.452%, 09/29/08 (a)	3,000	2,968
4.125%, 11/14/08 (a)	2,000	1,970
2.480%, 05/07/09	30,000	29,868
2.650%, 06/04/09	10,000	9,987
3.000%, 06/19/09	10,000	9,996
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		54,789

Freddie Mac (0.4%)
4.875%, 02/17/09(b)	15,000	15,186

Total U.S. Government Agencies		69,975

Master Note (2.5%)
Banks (2.5%)
Bank of America Corp., 2.600% (c) (d)	105,001	105,000

Total Master Note		105,000

Short-Term Investment (0.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	2,677,144	2,677

Total Short-Term Investment		2,677

Time Deposits (5.9%)
Banks (5.9%)
Barclays Bank, 2.140% (c)	70,960	70,960
BNP Paribas, 2.060% (c)	79,999	80,000
Calyon, 2.200% (c)	100,854	100,853

Total Time Deposits		251,813

Total Investments (Cost $4,241,091) (e) — 100.0%		4,241,091

Liabilities in excess of other assets — 0.0%		(204)

Net Assets — 100.0%		$4,240,887

(a)	Rate represents the effective yield at purchase.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 75.2% of net assets as of June 30, 2008.

(c)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(d)	Perpetual maturity.

(e)	Aggregate cost for federal income tax and financial reporting purposes is the same.

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (92.0%)
Colorado (7.7%)
Colorado Housing & Finance Authority, Multifamily Project, RB, AMT, 1.720%, 04/01/45, FHLB (a)	4,000	4,000
Denver City & County Airport, Ser C, RB, AMT, 1.600%, 11/15/25, LOC: Lloyds TSB Bank PLC (a)	3,450	3,450

		7,450

Florida (7.5%)
Alachua County Housing Finance Authority Multifamily, University Cove Apartments Project, RB, AMT, 1.650%, 06/15/34, FNMA (a)	3,510	3,510
Jacksonville Economic Development Commission Special Facilities Airport, Holland Sheltair, Ser A-1, RB, AMT, 1.700%, 11/01/34, LOC: Bank of America N.A. (a)	3,715	3,715

		7,225

Georgia (8.1%)
Fulton County Housing Authority, Concorde Place Apartments Project, Ser A, RB, AMT, 6.375%, 01/01/27, Prerefunded 07/01/08 @ 100	4,000	4,000
Gwinnett County Water & Sewerage Authority, RB, 5.000%, 08/01/12, Prerefunded 08/01/08 @ 102, County Guaranteed	2,000	2,045

	Shares or
	Principal
	Amount ($)	Value ($)
Valdosta City School System, GO, 5.000%, 02/01/09, State Aid Withholding	1,790	1,822

		7,867

Hawaii (2.7%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 1.600%, 07/01/33, LOC: Bank of Nova Scotia (a)	2,600	2,600

Illinois (3.5%)
Chicago O’Hare International Airport, Ser 597, RB, AMT, 1.830%, 01/01/12, FSA (a)(b)	2,000	2,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Savanna Industrial Development, Metform Corp., Project, Ser B, RB, AMT, 2.550%, 06/01/09, LOC: JPMorgan Chase Bank (a)	1,400	1,400

		3,400

Indiana (2.6%)
Indiana State Development Finance Authority Environmental, PSI Energy, Inc., Project, Ser A, RB, AMT, 1.750%, 08/01/39, LOC: Barclays Bank PLC (a)	2,500	2,500

Louisiana (2.6%)
East Baton Rouge Parish Pollution Control, Exxon Project, RB, 2.330%, 03/01/22 (a)	2,500	2,500

Montana (3.1%)
Great Falls Multifamily, Autumn Run Apartments Project, RB, AMT, 1.650%, 01/01/38, LOC: U.S. Bank N.A. (a)	3,000	3,000

Nebraska (2.0%)
Nebraska Investment Finance Authority, Single Family Housing, Ser G, RB, AMT, 1.720%, 09/01/36, GNMA/FNMA/FHLMC (a)	1,980	1,980

Nevada (3.6%)
Nevada State Department of Commerce Industrial Development, Ser A, RB, AMT, 1.700%, 01/01/09, LOC: JPMorgan Chase Bank (a)	3,500	3,500

North Carolina (3.6%)
North Carolina Capital Facilities Finance Agency Solid Waste Disposal, Duke Energy Carolinas Project, Ser B, RB, AMT, 1.550%, 10/01/31, LOC: Wachovia Bank N.A. (a)	3,500	3,500

Ohio (3.1%)

	Shares or
	Principal
	Amount ($)	Value ($)
Ohio State University, 1.630%, 08/07/08	3,000	3,000

Oregon (3.1%)
Oregon State Housing & Community Services Department Housing Development, Redwood Park Apartments, Ser F, RB, AMT, 1.650%, 10/15/38, FNMA (a)	3,000	3,000

Pennsylvania (9.3%)
Beaver County Industrial Development Authority Pollution Control, Electric Co., Project, Ser B, RB, AMT, 1.610%, 11/01/25, LOC: Bank of Nova Scotia (a)	1,000	1,000
Jacksonville Port Authority, 1.850%, 07/10/08, LOC: JPMorgan Chase Bank	2,000	2,000
Lancaster County Hospital Authority, Masonic Homes Project, Ser C, RB, 2.100%, 11/01/19, LOC: Wachovia Bank N.A. (a)	4,000	4,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority Exempt Facilities, Water Co., Project, Ser A, RB, AMT, 1.620%, 10/01/29, LOC: PNC Bank N.A. (a)	2,000	2,000

		9,000

South Carolina (2.1%)
South Carolina Jobs Economic Development Authority, Cement Holding, Inc., RB, AMT, 1.570%, 12/01/22, LOC: Citibank N.A. (a)	2,000	2,000

Tennessee (1.1%)
Memphis-Shelby County, Airport Authority, Ser A, RB, AMT, 5.000%, 03/01/09, FSA	1,000	1,014

Texas (14.5%)
Gulf Coast Waste Disposal Authority, Environmental Facilities, Exxonmobil, Project, RB, AMT, 2.680%, 12/01/25 (a)	2,500	2,500
Gulf Coast Water Disposal Authority, Exxonmobil Project, RB, AMT, 2.680%, 09/01/25 (a)	2,500	2,500
Harris County, 1.850%, 07/10/08, LOC: Dexia Bank	1,000	1,000
San Antonio Housing Finance Corp., Multifamily Housing, RB, AMT, 1.630%, 07/20/47, GNMA (a)(b)	3,000	3,000
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply, RB, 1.620%, 09/15/27, LOC: Dexia Credit Local (a)(b)	2,000	2,000

	Shares or
	Principal
	Amount ($)	Value ($)
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply, Ser 2007-042-1993B, RB, 1.600%, 09/15/18, BNP Paribas (a)(b)	3,000	3,000

		14,000

Virginia (6.3%)
Fairfax County Industrial Development Authority, Ser 2008C-3, RB, 1.600%, 04/15/35	1,485	1,485
Surry County Industrial Development Authority, Windsor Mill Project, RB, AMT, 1.650%, 02/01/32, LOC: Wells Fargo Bank N.A. (a)	1,050	1,050
Virginia Housing Development Authority, Commonwealth Mortgage, RB, AMT, 3.250%, 10/01/08	1,600	1,604
Virginia Housing Development Authority, Commonwealth Mortgage, Ser A, Subser A-4, RB, AMT, 3.500%, 07/01/08, GO of Authority	2,000	2,000

		6,139

Washington (5.5%)
Washington State Housing Finance Commission Multifamily, Auburn Meadows Project, Ser A, RB, AMT, 2.520%, 07/01/36, LOC: Wells Fargo Bank N.A. (a)	2,325	2,325
Washington State Housing Finance Commission Multifamily, Merrill Gardenes Tacoma, Ser A, RB, AMT, 1.650%, 09/15/40, LOC: Bank of America N.A. (a)	3,000	3,000

		5,325

Total Municipal Bonds		89,000

Money Market Funds (7.7%)
Dreyfus Tax Exempt Cash Management Fund	3,589,598	3,590
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Fidelity Institutional Tax-Exempt Portfolio	3,886,174	3,886

Total Money Market Funds		7,476

Total Investments (Cost $96,476)(c) — 99.7%		96,476
Other assets in excess of liabilities — 0.3%		322

Net Assets — 100.0%		$96,798

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.3% of net assets as of June 30, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMT	Alternative Minimum Tax Paper

FHLB	Security insured by Federal Home Loan Bank

FHLMC	Security insured by Federal Home Loan Mortgage Corporation

FNMA	Security insured by Federal National Mortgage Association

FSA	Security insured by Financial Security Assurance

GNMA	Security insured by Government National Mortgage Association

GO	General Obligation

LOC	Letter of Credit

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Government Agencies (43.3%)
Fannie Mae (12.8%)
3.250%, 08/15/08	5,000	4,992
2.200%, 08/18/08 (a)	13,500	13,461
2.142%, 08/20/08 (a)	61,600	61,415
5.125%, 09/02/08	9,280	9,301
2.350%, 09/03/08 (a)	35,000	34,854
2.145%, 09/15/08 (a)	16,700	16,625
2.411%, 10/29/08 (a)	24,600	24,404
2.314%, 11/12/08 (a)	23,600	23,399
2.558%, 11/19/08	25,000	24,756
2.530%, 12/03/08 (a)	35,000	34,623
2.665%, 12/24/08 (a)	25,000	24,679
3.495%, 12/26/08 (a)	9,280	9,125

		281,634

Federal Agricultural Mortgage Corp (0.9%)
2.500%, 04/01/09, Callable 10/01/08 @ 100	20,000	20,000

Federal Farm Credit Bank (2.3%)
3.375%, 07/15/08	4,500	4,498
4.250%, 10/10/08	21,100	21,190
2.292%, 11/26/08 (b)	17,500	17,500
3.125%, 06/17/09, Callable 09/17/08 @ 100	6,150	6,150

		49,338

Federal Home Loan Bank (12.6%)
4.500%, 08/08/08	19,960	19,964
3.875%, 08/22/08	27,600	27,639
2.650%, 09/17/08 (b)	8,550	8,549
4.375%, 10/03/08	5,380	5,376
4.625%, 10/10/08	19,800	19,804
4.375%, 10/29/08	11,100	11,101
2.574%, 11/04/08 (b)	16,000	16,000
2.188%, 11/14/08 (a)	25,000	24,795
2.528%, 01/08/09 (b)	70,000	69,977
2.500%, 01/22/09	17,500	17,512
2.480%, 05/07/09	23,800	23,724
2.650%, 06/04/09	5,875	5,867
3.000%, 06/24/09	12,500	12,495
3.000%, 06/30/09	12,700	12,695

		275,498

Freddie Mac (14.7%)
2.064%, 07/07/08 (a)	30,000	29,990

	Shares or
	Principal
	Amount ($)	Value ($)
2.814%, 07/21/08 (a)	15,250	15,227
2.025%, 08/04/08 (a)	35,000	34,933
2.127%, 09/08/08 (a)	55,000	54,778
2.213%, 09/12/08 (a)	35,000	34,844
2.150%, 10/14/08 (a)	23,600	23,453
2.545%, 11/05/08	20,000	19,826
2.680%, 02/13/09, Callable 08/13/08 @ 100	45,000	45,000
2.550%, 04/21/09, Callable 10/21/08 @ 100	35,000	35,000
2.625%, 06/12/09, Callable 11/16/08 @ 100	17,260	17,257
2.800%, 06/29/09, Callable 09/04/08 @ 100	11,500	11,500

		321,808

Total U.S. Government Agencies		948,278

Repurchase Agreements (51.1%)
ABN AMRO Bank N.V., 2.515%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $319,906 (collateralized by FNMA; 3.375%-6.000%, due 03/05/10-04/01/35; total market value $326,281)	319,883	319,883
Banc of America Securities, 2.165%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $149,722 (collateralized by FHLB; DN, due 07/01/08; total market value $152,708)	149,713	149,713
BNP Paribas, 2.365%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $151,143 (collateralized by FNMA; DN-5.625%, due 10/31/08-11/23/35; total market value $154,156)	151,133	151,133
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Deutsche Bank, 2.465%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $112,341 (collateralized by FNMA; 5.000%-7.000%, due 10/01/19-11/01/47; total market value $114,580)	112,333	112,333
Morgan Stanley, 2.365%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $14,125 (collateralized by FNMA; 6.148%-8.016%, due 09/01/34-11/01/35; total market value $14,408)	14,124	14,124
HSBC Securities, Inc., 2.365%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $367,986 (collateralized by U.S. Treasury Securities and FNMA; DN-8.750%, due 07/30/08-05/15/37; total market value $375,345)	367,980	367,980
UBS Warburg LLC, 2.565%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $6,050 (collateralized by Resolution Funding Strip; DN, due 01/15/15; total market value $6,171)	6,050	6,050

Total Repurchase Agreements		1,121,216

Money Market Funds (5.6%)
Federated Government Obligations Money Market Fund	72,441,768	72,442
Federated Government Obligations Tax-Managed Fund	50,000,000	50,000

Total Money Market Funds		122,442

Total Investments (Cost $2,191,936)(c) — 100.0%		2,191,936

Other assets in excess of liabilities — 0.0%		70

Net Assets — 100.0%		$2,192,006

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note

FHLB	Federal Home Loan Bank

FNMA	Fannie Mae
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Treasury Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations (11.0%)
U.S. Treasury Bills (11.0%)
1.556%, 09/04/08 (a)	14,225	14,185
1.891%, 10/09/08 (a)	32,000	31,833
2.087%, 11/06/08 (a)	32,000	31,764
1.847%, 11/13/08 (a)	65,000	64,555
2.308%, 11/20/08 (a)	24,000	23,784
2.224%, 12/18/08 (a)	42,000	41,563
2.135%, 06/04/09 (a)	50,000	48,913

		256,597

Total U.S. Treasury Obligations		256,597

Repurchase Agreements (87.8%)
ABN AMRO Bank N.V., 1.565%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $311,391 (collateralized by U.S. Treasury Obligations; 0.625%-3.875%, due 04/15/13-04/15/29; total market value $317,337)	311,377	311,377
Bank of America Securities, 1.565%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $85,335 (collateralized by U.S. Treasury Obligation; 4.875%, due 08/31/08; total market value $85,661)	85,332	85,332
BNP Paribas, 1.565%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $431,377 (collateralized by U.S. Treasury Obligations; 3.875%-8.750%, due 11/15/08-08/15/20; total market value $434,844)	431,358	431,358
Deutsche Bank AG, 1.715%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $55,254 (collateralized by U.S. Treasury Obligations; 7.125%-9.000%, due 08/15/17-02/15/23; total market value $55,868)	55,251	55,251

	Shares or
	Principal
	Amount ($)	Value ($)
Dresdner Bank AG, 1.715%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $220,766 (collateralized by U.S. Treasury Obligations; DN-3.625%, due 08/15/08-04/15/28; total market value $225,175)	220,756	220,756
Greenwich Capital Markets, Inc., 1.815%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $434,652 (collateralized by U.S. Treasury Obligations; 4.750%-6.750%, due 12/31/08-08/15/26; total market value $443,325)	434,630	434,630
HSBC Securities, Inc., 1.665%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $417,761 (collateralized by U.S. Treasury Obligations; DN, due 02/15/11-08/15/34; total market value $426,100)	417,741	417,741
Morgan Stanley, 1.665%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $37,754 (collateralized by U.S. Treasury Obligation; 4.625%, due 08/31/11; total market value $37,953)	37,752	37,752
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Treasury Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
UBS Warburg LLC, 1.765%, dated 06/30/08 to be repurchased on 07/01/08, repurchase price $40,611 (collateralized by U.S. Treasury Obligation; 2.875%, due 06/30/10; total market value $41,424)	40,610	40,610

Total Repurchase Agreements		2,034,807

Money Market Fund (1.3%)
Federated Treasury Obligations Fund	29,982,897	29,983

Total Money Market Fund		29,983

Total Investments (Cost $2,321,387)(b) — 100.1%		2,321,387

Liabilities in excess of other assets — (0.1)%		(3,091)

Net Assets — 100.0%		$2,318,296

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments
1. Organization
RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of June 30, 2008: Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund, Life Vision Target Date 2035 Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of the Funds’ investment objectives, policies, and strategies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.
The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund , Virginia Tax-Free Money Market Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (the “Money Market Funds”) state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser does not pre-authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser will request that a Committee Meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.
The assets of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund (the “Life Vision Funds”) consist of investments in underlying investment companies (some of which are affiliated), which are valued at their respective daily net asset values.

Security Transactions— During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, securities transactions are accounted for on trade date on the last business day of the reporting period.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.
Foreign Currency Forward Contracts — Each Fund (except the Money Market Funds) may enter into foreign currency forward contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for federal income tax purposes. As of June 30, 2008, certain Funds had outstanding forward foreign currency contracts as listed within the Schedules.
Securities Lending — Each Fund (except the Life Vision and Money Market Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, sub-adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 102% (103% for non-U.S. securities) thereafter for each equity Fund or an amount equal to at least 100% (103% for non-U.S. securities) thereafter for any other Fund. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.
Cash collateral received in connection with securities lending is invested in the Credit Suisse Enhanced Liquidity Fund (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. As of June 30, 2008, the Portfolio was invested in asset backed securities, commercial paper, corporate bonds, money market mutual funds and repurchase agreements (with interest rates ranging from 2.550% to 3.900% and maturity dates ranging from 07/01/2008 to 03/12/2010).

Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. The Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.
TBA Purchase Commitments — The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.”
Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (principally using TBA’s) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of June 30, 2008, there were no open mortgage dollar rolls.
Bank Loans — The High Income Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, and Strategic Income Fund invest in first and second lien floating rate loans (“bank loans”). These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to the borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked to market daily, are presented with the Schedule of Portfolio Investments. At June 30, 2008, only the Seix Floating Rate High Income Fund and the Seix High Yield Fund had unfunded loan commitments.
Swap Agreements — Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Strategic Income Fund, The High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund and Total Return Bond Fund may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be, and then amortized to income or expense over the life of the swap contract. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owing to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.
Credit default swap (“CDS”) agreements are a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the CDS is a lender and faces credit risk from a third party, while the counterparty in the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.
Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.
Restricted Securities — Certain of the Funds’ investments are restricted as to resale. As of June 30, 2008, all of these restricted securities have been deemed liquid by the Funds’ advisers based upon procedures approved by the Board unless stated otherwise on each Fund’s Schedule of Portfolio Investments.
Future Contracts — The Funds may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, a fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made periodically, depending on the daily fluctuations in the fair value of the underlying security.
Short Sales: The International Equity 130/30, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund each engage in short sales (selling securities it does not own) as a part of its normal investment activities. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund.
Tender Option Bonds — The Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund and Investment Grade Tax-Exempt Bond Fund may participate in tender option bonds in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No.161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adaption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Effective April 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008 (in thousands):

				LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices			Observable Inputs		Unobservable Inputs		Total
	Investments in	Other Financial	Securities Sold	Investments in	Other Financial	Investments in	Other Financial	Investments in	Other Financial	Securities Sold
Fund Name	Securities ($)	Investments ($)*	Short ($)	Securities ($)	Investments ($)*	Securities ($)	Investments ($)*	Securities ($)	Investments ($)*	Short ($)

Aggressive Growth Stock Fund	389,399	—	—	—		—	—	389,399	—	—
Emerging Growth Stock Fund	163,486	—	—	—	—	—	—	163,486	—	—
International Equity 130/30 Fund	133,224	—	(30,690)	—	—	—	—	133,224	—	(30,690)
International Equity Fund	1,046,219	(2)	—	—	—	—	—	1,046,219	(2)	—
International Equity Index Fund	1,020,011	—	—	23	—	—	—	1,020,034	—	—
Large Cap Core Equity Fund	1,339,546	—	—	—	—	—	—	1,339,546	—	—
Large Cap Growth Stock Fund	801,685	—	—	—	—	—	—	801,685	—	—
Large Cap Quantitative Equity Fund	111,640	—	—	—	—	—	—	111,640	—	—
Large Cap Value Equity Fund	1,397,989	—	—	—	—	—	—	1,397,989	—	—
Mid-Cap Core Equity Fund	250,193	—	—	—	—	—	—	250,193	—	—
Mid-Cap Value Equity Fund	355,343	—		—	—	—	—	355,343	—	—
Real Estate 130/30 Fund	6,235	—	(1,409)	—	—	—	—	6,235	—	(1,409)
Select Large Cap Growth Stock Fund	147,022	—	—	—	—	—	—	147,022	—	—
Small Cap Growth Stock Fund	791,608	—	—	—	—	—	—	791,608	—	—
Small Cap Value Equity Fund	684,928	—	—	—	—	—	—	684,928	—	—
U.S. Equity 130/30 Fund	5,730	—	(1,285)	—	—	—	—	5,730	—	(1,285)
Life Vision Aggressive Growth Fund	32,017	—	—	—	—	—	—	32,017	—	—
Life Vision Conservative Fund	11,250	—	—	—	—	—	—	11,250	—	—
Life Vision Growth and Income Fund	85,958	—	—	—	—	—	—	85,958	—	—
Life Vision Moderate Growth Fund	171,276	—	—	—	—	—	—	171,276	—	—
Life Vision Target Date 2015 Fund	5,988	—	—	—	—	—	—	5,988	—	—
Life Vision Target Date 2025 Fund	7,753	—	—	—	—	—	—	7,753	—	—
Life Vision Target Date 2035 Fund	4,905	—	—	—	—	—	—	4,905	—	—
Georgia Tax-Exempt Bond Fund	9,639	—	—	183,517	—	—	—	193,156	—	—
High Grade Municipal Bond Fund	13,307	—	—	168,801	—	—	—	182,108	—	—
High Income Fund	3,202	—	—	46,122	(142)	—	—	49,324	(142)	—
Intermediate Bond Fund	356,936	(649)	—	843,180	2,944	—	—	1,200,116	2,295	—
Investment Grade Bond Fund	106,033	(298)	—	399,075	1,668	—	—	505,108	1,370	—
Investment Grade Tax-Exempt Bond Fund	76,416	—	—	570,688	—	—	—	647,104	—	—
Limited Duration Fund	16,555	—	—	26,395	—	—	—	42,950	—	—
Limited-Term Federal Mortgage Securities Fund	8,472	—	—	78,148	—	—	—	86,620	—	—
Maryland Municipal Bond Fund	1,597	—	—	39,777	—	—	—	41,374	—	—
North Carolina Tax-Exempt Bond Fund	2,613	—	—	45,980	—	—	—	48,593	—	—
Seix Floating Rate High Income Fund	67,768	—	—	651,700	(2,178)	—	—	719,468	(2,178)	—
Seix High Yield Fund	60,443	—	—	708,233	(148)	—	—	768,676	(148)	—
Short-Term Bond Fund	43,684	6	—	392,512	(372)	—	—	436,196	(366)	—
Short-Term U.S. Treasury Securities Fund	29,692	—	—	66,856	—	—	—	96,548	—	—
Strategic Income Fund	36,605	(243)	—	79,220	(76)	—	—	115,825	(319)	—
Total Return Bond Fund	57,924	(58)	—	598,712	2,294	—	—	656,636	2,236	—
U.S. Government Securities Fund	271,231	—	—	440,393	—	—	—	711,624	—	—
U.S. Government Securities Ultra-Short Bond Fund	—	—	—	74,587	—	—	—	74,587	—	—
Ultra-Short Bond Fund	2,962	—	—	88,050	—	—	—	91,012	—	—
Virginia Intermediate Municipal Bond Fund	4,343	—	—	205,904	—	—	—	210,247	—	—
Prime Quality Money Market Fund	775,444	—	—	8,710,624	—	—	—	9,486,068	—	—
Tax-Exempt Money Market Fund	17,409	—	—	1,899,800	—	—	—	1,917,209	—	—
U.S. Government Securitiies Money Market Fund	1,733,465	—	—	577,954	—	—	—	2,311,419	—	—
U.S. Treasury Money Market Fund	1,209,236	—	—	137,340	—	—	—	1,346,576	—	—
Virginia Tax-Free Money Market Fund	34,826	—	—	633,061	—	—	—	667,887	—	—
Institutional Cash Management Money Market Fund	254,490	—	—	3,986,601	—	—	—	4,241,091	—	—
Institutional Municipal Cash Reserve Money Market Fund	7,476	—	—	89,000	—	—	—	96,476	—	—
Institutional U.S. Government Securities Money Market Fund	1,243,658	—	—	948,278	—	—	—	2,191,936	—	—
Institutional U.S. Treasury Securities Money Market Fund	2,064,790	—	—	256,597	—	—	—	2,321,387	—	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.
Amounts designated as “-” are $0 or have been rounded to $0.

3. Federal Tax Information
At June 30, 2008, the cost and aggregate gross unrealized appreciation and depreciation on securities, for federal income tax purposes was:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation	Depreciation	Depreciation($)
Aggressive Growth Stock Fund	351,086	66,472	(32,957)	33,515
Emerging Growth Stock Fund	162,402	13,688	(15,575)	(1,887)
International Equity 130/30 Fund	142,532	4,634	(12,953)	(8,319)
International Equity Fund	1,008,261	106,340	(78,977)	27,363
International Equity Index Fund	744,977	295,891	(61,218)	234,673
Large Cap Core Equity Fund	1,228,481	172,990	(67,574)	105,416
Large Cap Growth Stock Fund	719,412	103,114	(30,159)	72,955
Large Cap Quantitative Equity Fund	112,031	5,192	(7,471)	(2,279)
Large Cap Value Equity Fund	1,431,924	77,389	(143,555)	(66,166)
Mid-Cap Core Equity Fund	234,017	30,573	(15,916)	14,657
Mid Cap Value Equity Fund	381,932	5,120	(36,337)	(31,217)
Real Estate 130/30 Fund	5,148	247	(689)	(442)
Select Large Cap Growth Stock Fund	135,420	15,475	(4,003)	11,472
Small Cap Growth Stock Fund	749,731	72,895	(38,659)	34,236
Small Cap Value Equity Fund	724,978	41,152	(83,406)	(42,254)
U.S. Equity 130/30 Fund	4,749	322	(809)	(487)
Life Vision Aggressive Growth Fund	28,684	2,995	(1,472)	1,523
Life Vision Conservative Fund	11,006	179	(348)	(169)
Life Vision Growth and Income Fund	79,860	5,815	(2,612)	3,203
Life Vision Moderate Growth Fund	162,529	7,743	(6,470)	1,273
Life Vision Target Date 2015 Fund	5,976	10	(517)	(507)
Life Vision Target Date 2025 Fund	7,892	28	(871)	(843)
Life Vision Target Date 2035 Fund	5,144	7	(436)	(429)
Georgia Tax-Exempt Bond Fund	194,265	1,634	(2,543)	(909)
High Grade Municipal Bond Fund	182,934	1,148	(1,973)	(825)
High Income Fund	50,167	527	(1,643)	(1,116)
Intermediate Bond Fund	1,204,861	6,379	(10,570)	(4,191)
Investment Grade Bond Fund	507,975	3,724	(2,598)	1,126
Investment Grade Tax-Exempt Bond Fund	650,192	2,522	(5,611)	(3,089)
Limited Duration Fund	43,180	40	(270)	(230)
Limited-Term Federal Mortgage Securities Fund	86,854	411	(645)	(234)
Maryland Municipal Bond Fund	41,388	498	(508)	(10)
North Carolina Tax-Exempt Bond Fund	49,145	212	(764)	(552)
Seix Floating Rate High Income Fund	755,698	4,188	(37,230)	(33,042)
Seix High Yield Fund	786,646	5,604	(29,099)	(23,495)
Short-Term Bond Fund	438,638	2,771	(5,784)	(3,013)
Short-Term U.S. Treasury Securities Fund	95,437	1,115	(44)	1,071
Strategic Income Fund	116,408	886	(1,547)	(661)
Total Return Bond Fund	661,847	5,120	(9,101)	(3,981)
U.S. Government Securities Fund	710,659	4,243	(3,298)	945
U.S. Government Securities Ultra-Short Bond Fund	74,468	339	(225)	114
Ultra-Short Bond Fund	91,514	517	(1,024)	(507)
Virginia Intermediate Municipal Bond Fund	207,607	3,830	(1,166)	2,664
Prime Quality Money Market Fund	9,486,068	—	—	—
Tax-Exempt Money Market Fund	1,907	—	—	—
U.S. Government Securities Money Market Fund	2,311,419	—	—	—
U.S. Treasury Money Market Fund	1,346,576	—	—	—
Virginia Tax-Free Money Market Fund	667,887	—	—	—
Institutional Cash Management Money Market Fund	4,241,091	—	—	—
Institutional Municipal Cash Reserve Money Market Fund	96,476	—	—	—
Institutional U.S. Government Securities Money Market Fund	2,191,936	—	—	—
Institutional U.S. Treasury Securities Money Market Fund	2,321,387	—	—	—

4. Risks
The International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Strategic Income Fund and Total Return Bond Fund invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
The High Income Fund, Seix High Yield Fund and Strategic Income Fund invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.
The High Income Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund and Strategic Income Fund invest in first and second lien senior floating rate loans. The risks associated with floating rate loans are similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
The Georgia Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Tax-Free Money Market Fund concentrations of investment in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region and may increase risk versus that of a fund whose investments are more diversified.
The Intermediate Bond, Investment Grade Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Total Return Bond F und, Ultra-Short Bond Fund, U.S. Government Securities Fund and U.S. Government Securities Ultra-Short Bond Fund invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.

The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.
Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.
Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RidgeWorth Funds

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer, RidgeWorth Funds
Date 08/28/08
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julia Short

Julia Short, President, RidgeWorth Funds
Date 08/28/08

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer, RidgeWorth Funds
Date 08/28/08

*	Print the name and title of each signing officer under his or her signature.